                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-00558

                       THE HARTFORD MUTUAL FUNDS II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 68.7%
            BASIC MATERIALS -- 3.9%
     590    Alcoa, Inc. ......................................  $   19,070
     175    Arcelor Mittal....................................       8,310
     166    Cameco Corp. .....................................       6,337
     280    Companhia Vale do Rio Doce ADR....................       9,510
     176    Dow Chemical Co. .................................       7,324
     152    E.I. DuPont de Nemours & Co. .....................       7,553
     126    Freeport-McMoRan Copper & Gold, Inc. .............       7,241
                                                                ----------
                                                                    65,345
                                                                ----------
            CAPITAL GOODS -- 2.9%
     205    American Standard Cos., Inc. .....................      10,120
     137    Boeing Co. .......................................      12,252
     209    Caterpillar, Inc. ................................      13,371
     127    Deere & Co. ......................................      12,776
                                                                ----------
                                                                    48,519
                                                                ----------
            CONSUMER CYCLICAL -- 4.7%
     625    Circuit City Stores, Inc. ........................      12,758
     426    D.R. Horton, Inc. (G).............................      12,368
     208    eBay, Inc. (D)....................................       6,737
     264    Gap, Inc. ........................................       5,057
     172    Home Depot, Inc. .................................       7,007
     314    Lowe's Cos, Inc. .................................      10,588
      88    Toyota Motor Corp. (A)(G).........................       5,786
     376    Wal-Mart Stores, Inc. ............................      17,942
                                                                ----------
                                                                    78,243
                                                                ----------
            CONSUMER STAPLES -- 4.9%
      88    Bunge Ltd. (G)....................................       6,779
     121    Clorox Co. .......................................       7,903
       1    Japan Tobacco, Inc. (A)...........................       6,138
     312    PepsiCo, Inc. ....................................      20,322
     406    Procter & Gamble Co. .............................      26,318
     269    Tyson Foods, Inc. ................................       4,768
     318    Unilever N.V. NY Shares...........................       8,495
                                                                ----------
                                                                    80,723
                                                                ----------
            ENERGY -- 4.5%
      68    CNOOC Ltd. ADR (G)................................       5,849
     261    EnCana Corp. .....................................      12,526
     197    Exxon Mobil Corp. ................................      14,613
     585    Halliburton Co. ..................................      17,290
     119    OAO Gazprom Class S ADR (K).......................       5,115
     280    Occidental Petroleum Corp. .......................      12,995
     120    XTO Energy, Inc. .................................       6,041
                                                                ----------
                                                                    74,429
                                                                ----------
            FINANCE -- 15.2%
     624    Aegon N.V. (A)....................................      12,302
   1,010    Akbank T.A.S (A)..................................       6,618
     375    American International Group, Inc. ...............      25,702
     479    Bank of America Corp. ............................      25,210
     310    Bank of New York Co., Inc. .......................      12,407
     256    Capital One Financial Corp. ......................      20,566
     507    Citigroup, Inc. ..................................      27,963
      35    Commerce Bancorp, Inc. (G)........................       1,192
     306    Countrywide Financial Corp. ......................      13,309

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     493    E*Trade Financial Corp. (D).......................  $   12,007
     104    Federal Home Loan Mortgage Corp. .................       6,733
     114    ING Groep N.V. ADR................................       5,010
       1    Mitsubishi UFJ Financial Group, Inc. (A)..........      12,195
      35    Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................       5,555
     154    State Street Corp. ...............................      10,927
     360    UBS AG............................................      22,681
     444    UnitedHealth Group, Inc. .........................      23,194
     404    Western Union Co..................................       9,030
                                                                ----------
                                                                   252,601
                                                                ----------
            HEALTH CARE -- 7.0%
     339    Abbott Laboratories...............................      17,972
     854    Boston Scientific Corp. (D).......................      15,760
     565    Bristol-Myers Squibb Co. .........................      16,263
      31    Cardinal Health, Inc. ............................       2,200
     857    Elan Corp. plc ADR (D)............................      10,667
     386    Eli Lilly & Co. ..................................      20,891
     366    Sanofi-Aventis S.A. ADR...........................      16,133
     432    Schering-Plough Corp. ............................      10,793
     357    Shionogi & Co., Ltd. (A)..........................       6,351
                                                                ----------
                                                                   117,030
                                                                ----------
            SERVICES -- 5.2%
     244    Accenture Ltd. ...................................       9,219
     121    Fluor Corp. ......................................      10,011
      72    Monster Worldwide, Inc. (D).......................       3,572
     466    Time Warner, Inc. ................................      10,198
     383    United Parcel Service, Inc. ......................      27,655
     247    Viacom, Inc. (D)..................................      10,043
      83    Walt Disney Co. ..................................       2,905
     918    XM Satellite Radio Holdings, Inc. (D)(G)..........      13,050
                                                                ----------
                                                                    86,653
                                                                ----------
            TECHNOLOGY -- 19.8%
     259    Adobe Systems, Inc. (D)...........................      10,067
     420    Advanced Micro Devices, Inc. (D)..................       6,531
     124    Apple, Inc. (D)...................................      10,622
     902    AT&T, Inc. .......................................      33,943
     220    Broadcom Corp. (D)................................       7,035
   1,027    Cisco Systems, Inc. (D)...........................      27,300
     583    Corning, Inc. (D).................................      12,148
   1,619    EMC Corp. (D).....................................      22,650
     933    First Data Corp. .................................      23,199
     936    Flextronics International Ltd. (D)................      10,889
   1,459    General Electric Co. .............................      52,582
      43    Google, Inc. (D)..................................      21,606
     395    Maxim Integrated Products, Inc. ..................      12,160
     438    Medtronic, Inc. ..................................      23,390
     220    Motorola, Inc. ...................................       4,373
      43    Research in Motion Ltd. (D).......................       5,507
     229    Sharp Corp. (A)(G)................................       3,912
     971    Sprint Nextel Corp. ..............................      17,315
     337    Texas Instruments, Inc. ..........................      10,499
     466    Yahoo!, Inc. (D)..................................      13,198
                                                                ----------
                                                                   328,926
                                                                ----------

 THE HARTFORD ADVISERS FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 0.6%
     519    British Energy Group plc (D)(A)...................  $    4,477
      46    E.On AG (A).......................................       6,315
                                                                ----------
                                                                    10,792
                                                                ----------
            Total common stock
              (cost $1,055,622)...............................  $1,143,261
                                                                ----------

PRINCIPAL
 AMOUNT
--------
 MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
$  2,000    Oregon School Boards Association, Taxable Pension,
              4.76%, 06/30/2028...............................  $    1,825
   2,050    State of Illinois, Taxable Pension,
              5.10%, 06/01/2033...............................       1,934
                                                                ----------
            Total municipal bonds
              (cost $4,028)...................................  $    3,759
                                                                ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 5.3%
            FINANCE -- 5.3%
   5,000    Advanta Business Card Master Trust,
              5.30%, 05/21/2012...............................  $    5,006
   1,380    Banc of America Commercial Mortgage, Inc.,
              5.18%, 09/10/2047 (L)...........................       1,355
   1,755    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.16%, 10/12/2042 (L)...........................       1,722
     730    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.47%, 04/12/2038 (L)...........................         734
     655    Centex Home Equity,
              4.72%, 10/25/2031...............................         650
   2,750    Citigroup/Deutsche Bank Commercial Mortgage Trust,
              5.23%, 07/15/2044 (L)...........................       2,715
   2,750    Commercial Mortgage Pass Through Certificates,
              5.12%, 06/10/2044...............................       2,680
  10,000    Connecticut RRB Special Purpose Trust CL&P,
              6.21%, 02/12/2010...............................      10,260
     819    Countrywide Home Loans,
              5.28%, 11/25/2035 (L)...........................         812
   1,505    Credit Suisse Mortgage Capital Certificates,
              5.47%, 09/15/2039...............................       1,497
   2,730    Credit Suisse Mortgage Capital Certificates,
              5.56%, 02/15/2039 (L)...........................       2,739
   3,000    Goldman Sachs Mortgage Securities Corp. II,
              4.75%, 07/10/2039...............................       2,859
   2,750    Greenwich Capital Commercial Funding Corp.,
              5.22%, 04/10/2037 (L)...........................       2,699
   1,850    Household Automotive Trust,
              5.28%, 12/30/2008...............................       1,849

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
$  1,895    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.18%, 12/15/2044 (L)...........................  $    1,864
   3,050    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.48%, 12/12/2044...............................       3,040
     547    Marriott Vacation Club Owner Trust,
              5.36%, 10/20/2028 (I)...........................         543
   2,750    Merrill Lynch Mortgage Investors Trust,
              5.05%, 07/12/2038...............................       2,665
     819    Merrill Lynch Mortgage Investors Trust,
              5.89%, 03/25/2036 (L)...........................         824
   2,875    Morgan Stanley Capital I,
              5.23%, 09/15/2042...............................       2,819
   5,000    Nissan Auto Lease Trust,
              5.10%, 07/16/2012...............................       4,973
  10,000    Peco Energy Transition Trust,
              6.13%, 02/13/2008...............................      10,066
  10,000    PSE&G Transition Funding LLC,
              6.61%, 06/26/2012...............................      10,613
   2,164    Residential Accredit Loans, Inc.,
              5.26%, 02/25/2035 (L)...........................       2,144
   2,575    Susquehanna Auto Lease Trust,
              5.21%, 04/01/2008 (I)...........................       2,568
   3,000    Wachovia Bank Commercial Mortgage Trust,
              5.12%, 07/15/2042...............................       2,916
   1,977    Wells Fargo Mortgage Backed Securities Trust,
              4.54%, 03/25/2035 (L)...........................       1,944
   2,763    Wells Fargo Mortgage Backed Securities Trust,
              5.54%, 04/25/2036 (L)...........................       2,753
                                                                ----------
            Total asset & commercial
              mortgage backed securities
              (cost $88,057)..................................  $   87,309
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 11.5%
            BASIC MATERIALS -- 0.2%
   2,500    Alcan, Inc.,
              6.45%, 03/15/2011...............................  $    2,588
                                                                ----------
            CONSUMER CYCLICAL -- 0.6%
   1,900    DaimlerChrysler NA Holdings Corp.,
              5.88%, 03/15/2011...............................       1,904
   1,975    DaimlerChrysler NA Holdings Corp.,
              6.50%, 11/15/2013...............................       2,022
     714    Federated Retail Holdings, Inc.,
              5.90%, 12/01/2016...............................         711
   3,000    Target Corp.,
              5.88%, 11/01/2008...............................       3,028
   3,000    Wal-Mart Stores, Inc.,
              6.88%, 08/10/2009...............................       3,115
                                                                ----------
                                                                    10,780
                                                                ----------
            CONSUMER STAPLES -- 1.5%
   2,000    Archer Daniels Midland Co.,
              8.13%, 06/01/2012...............................       2,238
   4,000    Coca-Cola Enterprises, Inc.,
              5.75%, 11/01/2008...............................       4,030

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
$  2,000    Colgate-Palmolive Co.,
              5.58%, 11/06/2008...............................  $    2,011
   2,106    ConAgra Foods, Inc.,
              6.70%, 08/01/2027...............................       2,242
   2,025    Diageo Capital plc,
              4.38%, 05/03/2010...............................       1,964
     500    Pepsi Bottling Group, Inc.,
              7.00%, 03/01/2029...............................         565
   3,000    PepsiAmericas, Inc.,
              6.38%, 05/01/2009...............................       3,044
   6,779    Procter & Gamble Co.,
              9.36%, 01/01/2021...............................       8,381
     800    Weyerhaeuser Co.,
              7.38%, 03/15/2032...............................         850
                                                                ----------
                                                                    25,325
                                                                ----------
            ENERGY -- 0.2%
   4,000    National Fuel Gas Co.,
              6.00%, 03/01/2009...............................       4,032
                                                                ----------
            FINANCE -- 5.7%
   3,675    Ace INA Holdings, Inc.,
              5.88%, 06/15/2014...............................       3,725
   2,100    AMBAC Financial Group, Inc.,
              5.95%, 12/05/2035...............................       2,071
     250    American General Finance Corp.,
              6.63%, 02/15/2029...............................         273
   4,000    AXA Financial, Inc.,
              7.00%, 04/01/2028...............................       4,445
   3,000    Bank of America Corp.,
              5.42%, 03/15/2017 (I)...........................       2,950
   1,475    Bank of America Corp.,
              5.88%, 02/15/2009...............................       1,493
   1,010    BB&T Corp.,
              4.90%, 06/30/2017...............................         947
   2,350    Berkshire Hathaway Finance Corp.,
              4.85%, 01/15/2015...............................       2,268
   1,875    Brandywine Operating Partnership,
              6.00%, 04/01/2016...............................       1,895
     750    Capital One Bank,
              6.50%, 06/13/2013...............................         786
     800    Capital One Capital IV,
              6.75%, 02/17/2037...............................         805
     870    Capital One Financial Corp.,
              5.70%, 09/15/2011...............................         878
     750    Citigroup, Inc.,
              3.63%, 02/09/2009...............................         727
   1,600    Citigroup, Inc.,
              6.00%, 10/31/2033...............................       1,619
     500    Citigroup, Inc.,
              6.50%, 01/18/2011...............................         521
   1,980    Credit Suisse First Boston USA, Inc.,
              4.88%, 01/15/2015...............................       1,908
   1,500    Developers Diversified Realty Corp.,
              5.38%, 10/15/2012...............................       1,478
   2,725    ERAC USA Finance Co.,
              7.35%, 06/15/2008 (I)...........................       2,781

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
$    885    Everest Reinsurance Holdings, Inc.,
              5.40%, 10/15/2014...............................  $      861
   1,500    Genworth Financial, Inc.,
              6.15%, 11/15/2066...............................       1,494
   2,035    Health Care Properties,
              6.00%, 01/30/2017...............................       2,012
   2,600    HSBC Bank USA,
              3.88%, 09/15/2009...............................       2,515
   2,200    International Lease Finance Corp.,
              5.00%, 09/15/2012...............................       2,145
   2,000    Jackson National Life Insurance Co.,
              8.15%, 03/15/2027 (I)...........................       2,449
   1,655    John Deere Capital Corp.,
              4.88%, 10/15/2010...............................       1,624
   2,795    JP Morgan Chase & Co.,
              5.13%, 09/15/2014...............................       2,727
     250    KeyCorp Capital II,
              6.88%, 03/17/2029...............................         259
   1,550    Kimco Realty Corp.,
              5.78%, 03/15/2016...............................       1,558
   2,335    Liberty Mutual Group, Inc.,
              5.75%, 03/15/2014 (I)...........................       2,311
   1,000    MBIA, Inc.,
              7.00%, 12/15/2025...............................       1,069
   3,650    Metlife, Inc.,
              6.38%, 06/15/2034...............................       3,842
   2,650    Morgan Stanley,
              5.38%, 10/15/2015...............................       2,612
     250    National City Corp.,
              6.88%, 05/15/2019...............................         273
   3,100    New England Mutual Life Insurance Co.,
              7.88%, 02/15/2024 (I)...........................       3,709
   1,500    Prologis Trust,
              5.63%, 11/15/2016...............................       1,486
   2,000    Prudential Funding LLC,
              6.75%, 09/15/2023 (I)...........................       2,134
     250    Republic New York Capital I,
              7.75%, 11/15/2026...............................         259
     500    Santander Central Hispano Issuances Ltd.,
              7.63%, 11/03/2009...............................         528
   3,100    Simon Property Group L.P.,
              6.10%, 05/01/2016...............................       3,204
   1,500    Sovereign Capital Trust IV,
              7.91%, 06/13/2036...............................       1,673
   3,000    Torchmark Corp.,
              8.25%, 08/15/2009...............................       3,188
   1,000    Toyota Motor Credit Corp.,
              5.50%, 12/15/2008...............................       1,001
   3,100    U.S. Bank NA,
              4.95%, 10/30/2014...............................       2,999
   1,000    UnitedHealth Group, Inc.,
              5.00%, 08/15/2014 (G)...........................         967
   1,005    Wachovia Capital Trust III,
              5.80%, 08/29/2049...............................       1,012
   3,000    Wachovia Corp.,
              5.63%, 12/15/2008...............................       3,017
   4,000    Wells Fargo Bank NA,
              6.45%, 02/01/2011...............................       4,163

 THE HARTFORD ADVISERS FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    580    Willis North America, Inc.,
              5.63%, 07/15/2015...............................  $      555
   4,165    XL Capital Europe plc,
              6.50%, 01/15/2012...............................       4,314
                                                                ----------
                                                                    93,530
                                                                ----------
            HEALTH CARE -- 0.4%
   1,250    Becton, Dickinson & Co.,
              6.70%, 08/01/2028...............................       1,353
   1,550    CVS Corp.,
              6.13%, 08/15/2016...............................       1,586
   1,600    Pharmacia Corp.,
              6.60%, 12/01/2028...............................       1,772
   2,500    Wyeth,
              6.95%, 03/15/2011...............................       2,644
                                                                ----------
                                                                     7,355
                                                                ----------
            SERVICES -- 0.9%
   3,000    COX Communications, Inc.,
              5.45%, 12/15/2014...............................       2,932
   4,000    FedEx Corp.,
              3.50%, 04/01/2009...............................       3,842
   1,570    Harrah's Operating Co., Inc.,
              6.50%, 06/01/2016...............................       1,430
   2,100    News America, Inc.,
              6.40%, 12/15/2035...............................       2,092
   1,105    Time Warner, Inc.,
              5.50%, 11/15/2011...............................       1,102
   3,040    Viacom, Inc.,
              6.88%, 04/30/2036...............................       3,028
     615    Wyndham Worldwide,
              6.00%, 12/01/2016 (I)...........................         606
                                                                ----------
                                                                    15,032
                                                                ----------
            TECHNOLOGY -- 1.5%
     575    AT&T, Inc.,
              6.80%, 05/15/2036 (G)...........................         611
     265    BellSouth Corp.,
              6.00%, 11/15/2034...............................         253
   1,130    Bellsouth Corp.,
              6.55%, 06/15/2034...............................       1,152
   4,000    Comcast Cable Communications, Inc.,
              6.88%, 06/15/2009...............................       4,130
     500    Comcast Cable Communications, Inc.,
              8.50%, 05/01/2027...............................         615
   1,800    Deutsche Telekom International Finance B.V.,
              8.25%, 06/15/2030...............................       2,199
     675    Embarq Corp.,
              7.08%, 06/01/2016...............................         686
   3,425    General Electric Co.,
              5.00%, 02/01/2013...............................       3,369
   1,830    SBC Communications,
              6.45%, 06/15/2034...............................       1,860
   2,900    Siemens Finance,
              5.75%, 10/17/2016 (I)...........................       2,918
   3,100    Telecom Italia Capital,
              5.25%, 10/01/2015...............................       2,877

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
$  2,600    Verizon Communications, Inc.,
              5.55%, 02/15/2016...............................  $    2,570
     250    Verizon Global Funding Corp.,
              7.25%, 12/01/2010...............................         266
     250    Verizon Global Funding Corp.,
              7.75%, 12/01/2030...............................         291
                                                                ----------
                                                                    23,797
                                                                ----------
            TRANSPORTATION -- 0.1%
   1,750    Southwest Airlines Co.,
              5.75%, 12/15/2016...............................       1,705
                                                                ----------
            UTILITIES -- 0.4%
     500    Alabama Power Co.,
              7.13%, 10/01/2007...............................         505
     955    Consolidated Edison,
              5.30%, 12/01/2016...............................         936
   1,500    Midamerican Energy Holdings Co.,
              6.13%, 04/01/2036...............................       1,508
   1,150    Northern Border Pipeline Co.,
              7.75%, 09/01/2009...............................       1,210
   1,750    Southern Cal Edison Co.,
              5.55%, 01/15/2037...............................       1,654
     695    Taqa Abu Dhabi National,
              5.88%, 10/27/2016 (I)...........................         694
     250    TransCanada Pipelines Ltd.,
              6.49%, 01/21/2009...............................         255
                                                                ----------
                                                                     6,762
                                                                ----------
            Total corporate bonds: investment grade
              (cost $188,784).................................  $  190,906
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 9.2%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 1.7%
  12,225    Federal Home Loan Bank,
              4.88%, 11/18/2011 (G)...........................  $   12,129
   1,456    Financing Corp.,
              4.40%, 12/06/2013 (M)...........................       1,031
   2,220    Financing Corp.,
              4.40%, 12/27/2013 (M)...........................       1,567
  10,000    Financing Corp.,
              9.80%, 04/06/2018...............................      13,845
                                                                ----------
                                                                    28,572
                                                                ----------
            U.S. TREASURY SECURITIES -- 7.5%
   6,275    2.00% 2016 (G)(O).................................       6,165
  12,225    2.375% 2025 (O)...................................      12,987
  14,300    2.625% 2009 (G)...................................      13,651
  21,725    3.50% 2010 (G)....................................      20,908
  28,975    3.875% 2010 (G)...................................      28,126
  19,650    4.375% 2010 (G)...................................      19,342
   1,325    4.50% 2036 (G)....................................       1,238
   4,375    4.875% 2011 (G)...................................       4,383
  10,800    5.375% 2031 (G)...................................      11,396
   5,775    6.25% 2023 (G)....................................       6,562
                                                                ----------
                                                                   124,758
                                                                ----------
            Total U.S. government securities
              (cost $152,568).................................  $  153,330
                                                                ----------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
 U.S. GOVERNMENT AGENCIES -- 1.8%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.9%
$  2,527    2.50% 2013........................................  $    2,467
  12,068    6.50% 2036........................................      12,269
                                                                ----------
                                                                    14,736
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
     124    5.00% 2036........................................         119
     464    6.50% 2036........................................         472
                                                                ----------
                                                                       591
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.9%
   5,287    5.50% 2036........................................       5,235
   3,389    6.00% 2023 -- 2034................................       3,424
   2,414    6.50% 2026 -- 2035................................       2,482
   2,582    7.00% 2031 -- 2033................................       2,668
     539    8.00% 2029 -- 2031................................         570
      43    9.00% 2023........................................          46
                                                                ----------
                                                                    14,425
                                                                ----------
            Total U.S. government agencies
              (cost $29,566)..................................  $   29,752
                                                                ----------
            Total long-term investments
              (cost $1,518,625)...............................  $1,608,317
                                                                ----------
SHORT-TERM INVESTMENTS -- 13.3%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.0%
   8,000    5.15% 02/26/2007 (M)..............................  $    7,970
   8,000    5.24% 02/22/2007 (M)..............................       7,976
                                                                ----------
                                                                    15,946
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.8%
   3,000    5.21% 03/01/2007 (M)..............................       2,988
   5,000    5.24% 03/14/2007 (M)..............................       4,970
   5,400    5.25% 03/29/2007 (M)..............................       5,358
                                                                ----------
                                                                    13,316
                                                                ----------
            OTHER DIRECT FEDERAL OBLIGATIONS -- 1.5%
  10,000    Federal Farm Credit Bank,
              5.21%, 02/15/2007 (M)...........................       9,980
   8,000    Federal Home Loan Bank,
              5.23%, 02/09/2007 (M)...........................       7,991
   6,750    Federal Home Loan Bank,
              5.24%, 02/14/2007 (M)...........................       6,738
                                                                ----------
                                                                    24,709
                                                                ----------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.0%
 167,070    Navigator Prime Portfolio.........................  $  167,070
                                                                ----------
            Total short-term investments
              (cost $221,046).................................  $  221,041
                                                                ----------
            Total investments in securities
              (cost $1,739,671) (C)...........................  $1,829,358
            Other assets and liabilities......................    (166,658)
                                                                ----------
            Total net asset value.............................  $1,662,700
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.25% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $69,649, which represents 4.19% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $1,750,003 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $114,152
      Unrealized depreciation........................   (34,797)
                                                       --------
      Net unrealized appreciation....................  $ 79,355
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007 was $23,663, which represents 1.42% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $5,115 or 0.31% of net assets.

  (L)Variable rate securities; the yield reported is the rate in effect at January 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.8%
         EQUITY FUNDS -- 99.8%
1,347    Hartford Capital Appreciation Fund, Class Y.......  $ 54,918
1,264    Hartford Disciplined Equity Fund, Class Y.........    17,901
  817    Hartford Equity Income Fund, Class Y..............    11,555
  774    Hartford Global Leaders Fund, Class Y.............    15,874
  491    Hartford Growth Opportunities Fund, Class Y.......    14,823
  848    Hartford International Opportunities Fund, Class
           Y...............................................    14,826
  952    Hartford International Small Company Fund, Class
           Y...............................................    14,828
  354    Hartford Select MidCap Value Fund, Class Y........     4,548
1,499    Hartford Select SmallCap Value Fund, Class Y......    17,359
  773    Hartford Small Company Fund, Class Y..............    17,583
3,304    Hartford Value Fund, Class Y......................    42,098
                                                             --------
         Total equity funds
           (cost $211,988).................................  $226,313
                                                             --------
         Total investments in affliated investment
           companies
           (cost $211,988) (C).............................  $226,313
         Other assets & liabilities........................       532
                                                             --------
         Total net assets..................................  $226,845
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $211,990 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $14,323
      Unrealized depreciation.........................       --
                                                        -------
      Net unrealized appreciation.....................  $14,323
                                                        =======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.8%
         EQUITY FUNDS -- 60.0%
3,336    Hartford Capital Appreciation Fund, Class Y.......  $136,021
2,684    Hartford Disciplined Equity Fund, Class Y.........    38,008
3,898    Hartford Equity Income Fund, Class Y..............    55,150
1,754    Hartford Global Leaders Fund, Class Y.............    35,981
1,899    Hartford International Opportunities Fund, Class
           Y...............................................    33,207
2,125    Hartford International Small Company Fund, Class
           Y...............................................    33,112
1,804    Hartford Select SmallCap Value Fund, Class Y......    20,888
1,590    Hartford Small Company Fund, Class Y..............    36,147
7,083    Hartford Value Fund, Class Y......................    90,232
                                                             --------
         Total equity funds
           (cost $448,904).................................  $478,746
                                                             --------
         FIXED INCOME FUNDS -- 39.8%
4,705    Hartford Floating Rate Fund, Class Y..............    47,709
8,469    Hartford Income Fund, Class Y.....................    87,486
5,171    Hartford Inflation Plus Fund, Class Y.............    53,417
5,675    Hartford Short Duration Fund, Class Y.............    56,070
6,831    Hartford Total Return Bond Fund, Class Y..........    72,951
                                                             --------
         Total fixed income funds
           (cost $320,009).................................  $317,633
                                                             --------
         Total investments in affiliated investment
           companies
           (cost $768,913) (C).............................  $796,379
         Other assets & liabilities........................     1,920
                                                             --------
         Total net assets..................................  $798,299
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $768,960 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $30,076
      Unrealized depreciation.........................   (2,657)
                                                        -------
      Net unrealized appreciation.....................  $27,419
                                                        =======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD BALANCED INCOME FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 45.6%
            BASIC MATERIALS -- 4.2%
      1     Air Products and Chemicals, Inc. # ...............   $    90
      4     Dow Chemical Co. .................................       170
      3     E.I. DuPont de Nemours & Co. .....................       164
      1     International Paper Co. ..........................        24
      3     Kimberly-Clark Corp. .............................       187
      3     Packaging Corp. of America........................        69
      1     PPG Industries, Inc. .............................        46
                                                                 -------
                                                                     750
                                                                 -------
            CAPITAL GOODS -- 1.4%
      1     Deere & Co. ......................................        50
      4     Pitney Bowes, Inc. ...............................       201
                                                                 -------
                                                                     251
                                                                 -------
            CONSUMER CYCLICAL -- 1.9%
      4     Altria Group, Inc. # .............................       341
                                                                 -------
            CONSUMER STAPLES -- 2.4%
      2     Campbell Soup Co. ................................        69
      1     Diageo plc ADR....................................        87
      2     General Mills, Inc. ..............................        97
      4     Kellogg Co. ......................................       177
                                                                 -------
                                                                     430
                                                                 -------
            ENERGY -- 5.8%
      5     Chevron Corp. ....................................       329
      5     ConocoPhillips....................................       325
      4     Exxon Mobil Corp. ................................       289
      1     Royal Dutch Shell plc.............................        75
                                                                 -------
                                                                   1,018
                                                                 -------
            FINANCE -- 13.4%
      2     Allstate Corp. ...................................        96
      7     Bank of America Corp. # ..........................       347
      2     Bank of New York Co., Inc. # .....................        84
      3     Chubb Corp. ......................................       130
      7     Citigroup, Inc. ..................................       375
      6     Host Hotels & Resorts, Inc. ......................       156
      4     JP Morgan Chase & Co. ............................       204
      4     PNC Financial Services Group, Inc. ...............       266
      1     SunTrust Banks, Inc. .............................        83
      3     UBS AG............................................       214
      7     US Bancorp........................................       256
      1     Wachovia Corp. ...................................        73
      2     Wells Fargo & Co. ................................        75
                                                                 -------
                                                                   2,359
                                                                 -------
            HEALTH CARE -- 2.4%
      2     Abbott Laboratories #.............................       111
      4     Bristol-Myers Squibb Co. .........................       118
      4     Wyeth.............................................       188
                                                                 -------
                                                                     417
                                                                 -------
            SERVICES -- 1.2%
      3     R.R. Donnelley & Sons Co. ........................        96
      3     Waste Management, Inc. ...........................       110
                                                                 -------
                                                                     206
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- 7.0%
     13     AT&T, Inc. .......................................   $   492
      4     Chunghwa Telecom Co., Ltd. ADR....................        83
     10     General Electric Co. .............................       375
      7     Verizon Communications, Inc. .....................       277
                                                                 -------
                                                                   1,227
                                                                 -------
            UTILITIES -- 5.9%
      2     American Electric Power Co., Inc. ................        78
      2     Consolidated Edison, Inc. ........................        87
      1     Dominion Resources, Inc. .........................        50
      1     Entergy Corp. ....................................        84
      2     Exelon Corp. .....................................       108
      7     FPL Group, Inc. ..................................       398
      3     PPL Corp. ........................................        96
      1     SCANA Corp. ......................................        45
      3     Southern Co. .....................................        91
                                                                 -------
                                                                   1,037
                                                                 -------
            Total common stock
              (cost $7,436)...................................   $ 8,036
                                                                 -------
PRINCIPAL
AMOUNT
---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 5.0%
            FINANCE -- 4.9%
  $ 100     Bear Stearns Commercial Mortgage Securities, Inc.,
              4.68%, 08/13/2039...............................   $    96
     75     BMW Vehicle Owner Trust,
              3.32%, 02/25/09.................................        74
    100     Carmax Auto Owner Trust,
              4.34%, 09/15/10.................................        98
     96     Chase Commercial Mortgage Securities Corp.,
              6.39%, 11/18/2030...............................        97
    100     Commercial Mortgage Pass-Through Certificates,
              5.77%, 06/10/2046 (L)...........................       102
    100     Merrill Lynch Mortgage Trust,
              5.62%, 05/12/2039 (L)...........................       102
    100     Morgan Stanley Capital I,
              5.23%, 09/15/2042...............................        98
    100     Nissan Auto Lease Trust,
              5.10%, 07/16/2012...............................        99
    100     Providian Gateway Master Trust,
              3.65%, 11/15/11 (I).............................        99
                                                                 -------
                                                                     865
                                                                 -------
            HOME CARE AND SOCIAL ASSISTANCE -- 0.1%
     20     CVS Lease Pass Through Certificates,
              6.04%, 12/10/2028 (I)...........................        20
                                                                 -------
            Total asset & commercial mortgage backed
              securities
              (cost $884).....................................   $   885
                                                                 -------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 CORPORATE BONDS: INVESTMENT GRADE -- 34.7%
            BASIC MATERIALS -- 1.0%
  $  30     Agrium, Inc.,
              7.13%, 05/23/2036...............................   $    32
     25     Cytec Industries, Inc.,
              6.00%, 10/01/2015...............................        25
     45     Inco Ltd.,
              7.75%, 05/15/2012...............................        49
     20     Methanex Corp.,
              8.75%, 08/15/2012...............................        22
     20     Temple-Inland, Inc.,
              6.38%, 01/15/2016...............................        20
      5     Vale Overseas Ltd.,
              6.25%, 01/23/2017...............................         5
      5     Vale Overseas Ltd.,
              6.88%, 11/21/2036...............................         5
     25     Yara International ASA,
              5.25%, 12/15/2014 (I)...........................        24
                                                                 -------
                                                                     182
                                                                 -------
            CAPITAL GOODS -- 0.6%
     35     Goodrich Co.,
              6.29%, 07/01/2016...............................        36
     25     Tyco International Group S.A.,
              6.75%, 02/15/2011...............................        26
     50     Xerox Corp.,
              6.40%, 03/15/2016...............................        51
                                                                 -------
                                                                     113
                                                                 -------
            CONSUMER CYCLICAL -- 1.9%
     30     Altria Group, Inc.,
              7.00%, 11/04/2013...............................        32
     20     Avnet, Inc.,
              6.63%, 09/15/2016...............................        21
     35     D.R. Horton, Inc.,
              8.00%, 02/01/2009...............................        36
     30     DaimlerChrysler NA Holdings Corp.,
              5.75%, 05/18/2009...............................        30
     50     DaimlerChrysler NA Holdings Corp.,
              6.50%, 11/15/2013...............................        51
     30     DaimlerChrysler NA Holdings Corp.,
              8.50%, 01/18/2031...............................        36
     25     Energy Transfer Partners,
              6.63%, 10/15/2036...............................        26
     22     Federated Retail Holdings, Inc.,
              5.90%, 12/01/2016...............................        22
     50     Pulte Homes, Inc.,
              7.88%, 08/01/2011...............................        54
     15     Ryland Group, Inc.,
              6.88%, 06/15/2013...............................        15
                                                                 -------
                                                                     323
                                                                 -------
            CONSUMER STAPLES -- 1.6%
     35     Cia Brasileira de Bebidas,
              8.75%, 09/15/2013...............................        40
     25     Coca-Cola Enterprises, Inc.,
              6.70%, 10/15/2036...............................        27
     25     ConAgra Foods, Inc.,
              7.00%, 10/01/2028...............................        27

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CONSUMER STAPLES -- (CONTINUED)
  $  45     Kraft Foods, Inc.,
              4.13%, 11/12/2009...............................   $    44
     10     Kraft Foods, Inc.,
              6.25%, 06/01/2012...............................        10
     35     PepsiAmericas, Inc.,
              4.88%, 01/15/2015...............................        33
     40     SABMiller plc,
              6.20%, 07/01/2011 (I)...........................        41
     20     Tyson Foods, Inc.,
              6.85%, 04/01/2016...............................        20
     30     Weyerhaeuser Co.,
              6.75%, 03/15/2012...............................        32
     10     Weyerhaeuser Co.,
              7.38%, 03/15/2032...............................        11
                                                                 -------
                                                                     285
                                                                 -------
            ENERGY -- 1.3%
     35     Amerada Hess Corp.,
              7.88%, 10/01/2029...............................        41
     25     Anadarko Petroleum Corp.,
              6.45%, 09/15/2036...............................        25
     20     Pemex Project Funding Master Trust,
              5.75%, 12/15/2015...............................        20
     10     Pemex Project Funding Master Trust,
              7.16%, 10/15/2009 (K)(L)........................        10
     30     Phillips Petroleum Co.,
              8.75%, 05/25/2010...............................        33
     30     Valero Energy Corp.,
              7.50%, 04/15/2032...............................        34
     25     Weatherford International Ltd.,
              6.50%, 08/01/2036...............................        25
     45     XTO Energy, Inc.,
              7.50%, 04/15/2012...............................        48
                                                                 -------
                                                                     236
                                                                 -------
            FINANCE -- 13.7%
     30     Ace Capital Trust II,
              9.70%, 04/01/2030...............................        41
     30     Allied World Assurance,
              7.50%, 08/01/2016...............................        32
     30     Allstate Finance Global Fund II,
              4.25%, 02/26/2010...............................        29
     20     American General Finance Corp.,
              4.00%, 03/15/2011...............................        19
     30     American General Finance Corp.,
              4.63%, 05/15/2009...............................        29
     45     Ameriprise Financial, Inc.,
              5.35%, 11/15/2010...............................        45
     25     Archstone-Smith Operating Trust,
              5.25%, 05/01/2015...............................        24
     25     Avalonbay Communities, Inc.,
              7.50%, 08/01/2009...............................        26
     35     Axa S.A.,
              8.60%, 12/15/2030...............................        45
     10     Banco Mercantil Del Nort,
              6.14%, 10/13/2016 (I)...........................        10
     30     Bank of America Corp.,
              5.25%, 12/01/2015...............................        29

 THE HARTFORD BALANCED INCOME FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
  $  25     Brandywine Operating Partnership,
              5.75%, 04/01/2012...............................   $    25
     35     Camden Property Trust,
              4.38%, 01/15/2010...............................        34
     20     CIT Group Inc.,
              5.80%, 07/28/2011...............................        20
     25     CIT Group, Inc.,
              6.00%, 04/01/2036...............................        24
      5     Citigroup, Inc.,
              5.00%, 09/15/2014...............................         5
     90     Citigroup, Inc.,
              5.63%, 08/27/2012...............................        91
     85     Citigroup, Inc.,
              6.00%, 10/31/2033...............................        86
     35     Colonial Realty L.P.,
              6.05%, 09/01/2016...............................        35
     20     Credit Suisse First Boston USA, Inc.,
              4.88%, 08/15/2010...............................        20
     80     Credit Suisse First Boston USA, Inc.,
              5.13%, 08/15/2015...............................        78
     50     Developers Diversified Realty Corp.,
              5.00%, 05/03/2010...............................        49
     40     ERP Operating L.P.,
              6.95%, 03/02/2011...............................        42
     20     Everest Reinsurance Holdings, Inc.,
              8.75%, 03/15/2010...............................        22
     16     Genworth Financial, Inc.,
              6.15%, 11/15/2066...............................        16
     30     Goldman Sachs Group, Inc.,
              5.63%, 01/15/2017...............................        30
     80     Goldman Sachs Group, Inc.,
              6.45%, 05/01/2036...............................        82
     50     Goldman Sachs Group, Inc.,
              6.65%, 05/15/2009...............................        51
     50     HBOS plc,
              6.00%, 11/01/2033 (I)...........................        51
     20     Health Care Properties,
              5.65%, 12/15/2013...............................        20
     20     Health Care Property Investors, Inc.,
              6.30%, 09/15/2016...............................        20
    120     HSBC Finance Corp.,
              6.75%, 05/15/2011...............................       126
     20     International Lease Finance Corp.,
              5.63%, 09/20/2013...............................        20
     30     International Lease Finance Corp.,
              6.38%, 03/15/2009...............................        31
     35     Jefferies Group, Inc.,
              6.25%, 01/15/2036...............................        33
     30     John Deere Capital Corp.,
              5.40%, 04/07/2010...............................        30
     55     JP Morgan Chase & Co.,
              5.13%, 09/15/2014...............................        54
    130     JP Morgan Chase & Co.,
              6.75%, 02/01/2011...............................       136
     30     Kimco Realty Corp.,
              5.78%, 03/15/2016...............................        30
     35     Liberty Mutual Group, Inc.,
              5.75%, 03/15/2014 (I)...........................        35

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
  $  10     Liberty Property L.P.,
              5.50%, 12/15/2016...............................   $    10
     25     Liberty Property L.P.,
              7.75%, 04/15/2009...............................        26
     10     Liberty Property L.P,
              8.50%, 08/01/2010...............................        11
     35     Lincoln National Corp.,
              6.15%, 04/07/2036...............................        36
     45     Merrill Lynch & Co.,
              5.77%, 07/25/2011...............................        46
     70     Merrill Lynch & Co.,
              6.00%, 02/17/2009...............................        71
     25     Metlife, Inc.,
              6.13%, 12/01/2011...............................        26
     10     Ministry Finance Russia,
              3.00%, 05/14/2008...............................        10
     10     Morgan Stanley,
              3.63%, 04/01/2008...............................        10
    145     Morgan Stanley,
              4.75%, 04/01/2014...............................       138
     10     Prudential Financial, Inc.,
              5.90%, 03/17/2036...............................        10
     30     Regency Centers L.P.,
              5.25%, 08/01/2015...............................        29
     30     Simon Property Group L.P.,
              5.10%, 06/15/2015...............................        29
     45     Simon Property Group L.P.,
              5.38%, 06/01/2011...............................        45
     10     St. Paul Travelers Cos., Inc.,
              5.75%, 03/15/2007...............................        10
     20     Symetra Financial Corp.,
              6.13%, 04/01/2016 (I)...........................        20
     10     Travelers Property Casualty Corp.,
              6.38%, 03/15/2033...............................        10
     20     United Dominion Realty Trust, Inc.,
              6.05%, 06/01/2013...............................        20
     10     Unitedhealth Group, Inc.,
              3.38%, 08/15/2007...............................        10
     25     UnitedHealth Group, Inc.,
              5.38%, 03/15/2016...............................        25
     55     Wachovia Corp.,
              4.88%, 02/15/2014...............................        53
     20     Western Union Co.,
              5.93%, 10/01/2016 (I)...........................        20
     60     Westfield Group,
              5.40%, 10/01/2012 (I)...........................        60
     25     WR Berkley Corp.,
              5.88%, 02/15/2013...............................        25
     25     XL Capital Europe plc,
              6.50%, 01/15/2012...............................        26
                                                                 -------
                                                                   2,401
                                                                 -------
            FOREIGN GOVERNMENTS -- 1.2%
    100     Russian Federation,
              5.00%, 03/31/2030 (K)...........................       111
     10     Russian Federation,
              12.75%, 06/24/2028 (K)..........................        18
     10     South Africa (Republic of),
              7.38%, 04/25/2012...............................        11

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FOREIGN GOVERNMENTS -- (CONTINUED)
  $   6     United Mexican States,
              5.63%, 01/15/2017...............................   $     6
     20     United Mexican States,
              6.75%, 09/27/2034...............................        21
     35     United Mexican States,
              8.13%, 12/30/2019...............................        42
                                                                 -------
                                                                     209
                                                                 -------
            HEALTH CARE -- 0.3%
     30     AmerisourceBergenCorp.,
              5.88%, 09/15/2015...............................        28
      4     Encysive Pharmaceuticals,
              2.50%, 03/15/2012...............................         3
     20     Schering-Plough Corp.,
              6.75%, 12/01/2033...............................        22
                                                                 -------
                                                                      53
                                                                 -------
            SERVICES -- 3.5%
     55     CBS Corp.,
              7.70%, 07/30/2010...............................        59
     10     Clear Channel Communication, Inc.,
              6.25%, 03/15/2011...............................        10
     30     Clear Channel Communication, Inc.,
              7.65%, 09/15/2010...............................        32
      5     Comcast Corp.,
              5.50%, 03/15/2011...............................         5
     10     Comcast Corp.,
              6.45%, 03/15/2037...............................        10
     65     Comcast Corp.,
              7.05%, 03/15/2033...............................        70
     70     COX Communications, Inc.,
              7.13%, 10/01/2012...............................        75
     30     Electronic Data Systems Corp.,
              7.45%, 10/15/2029...............................        32
     10     Harrah's Operating Co., Inc.,
              5.50%, 07/01/2010...............................        10
     25     Harrah's Operating Co., Inc.,
              5.63%, 06/01/2015...............................        22
     25     Marriott International, Inc.,
              4.63%, 06/15/2012...............................        24
     30     News America, Inc.,
              6.20%, 12/15/2034...............................        29
     30     News America, Inc.,
              6.40%, 12/15/2035...............................        30
     10     News America, Inc.,
              7.28%, 06/30/2028...............................        11
     25     Omnicom Group, Inc.,
              5.90%, 04/15/2016...............................        25
     30     Time Warner Entertainment Co. L.P.,
              8.38%, 03/15/2023...............................        35
     25     Time Warner, Inc.,
              6.15%, 05/01/2007...............................        25
     10     Time Warner, Inc.,
              6.50%, 11/15/2036...............................        10
     50     Time Warner, Inc.,
              6.75%, 04/15/2011...............................        52
     10     Time Warner, Inc.,
              7.63%, 04/15/2031...............................        11

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
  $  45     Viacom, Inc.,
              6.25%, 04/30/2016...............................   $    45
     10     Wyndham Worldwide,
              6.00%, 12/01/2016 (I)...........................        10
                                                                 -------
                                                                     632
                                                                 -------
            TECHNOLOGY -- 5.9%
     10     AT&T, Inc.,
              5.10%, 09/15/2014...............................        10
     85     AT&T, Inc.,
              5.30%, 11/15/2010...............................        85
     45     AT&T, Inc.,
              6.15%, 09/15/2034...............................        44
     20     Baltimore Gas and Electric,
              6.35%, 10/01/2036 (I)...........................        20
     30     Bellsouth Corp.,
              5.20%, 09/15/2014...............................        29
     35     British Telecommunications plc,
              8.62%, 12/15/2010 (L)...........................        39
     20     British Telecommunications plc,
              9.12%, 12/15/2030 (L)...........................        27
     15     Cingular Wireless Services, Inc.,
              7.88%, 03/01/2011...............................        16
     40     Cingular Wireless Services, Inc.,
              8.75%, 03/01/2031...............................        52
     45     Comcast Cable Communications Holdings, Inc.,
              8.38%, 03/15/2013...............................        51
     15     Comcast Cable Communications, Inc.,
              6.75%, 01/30/2011...............................        16
     45     Deutsche Telekom International Finance B.V.,
              8.00%, 06/15/2010 (L)...........................        48
     50     Deutsche Telekom International Finance B.V.,
              8.25%, 06/15/2030...............................        61
     20     Embarq Corp.,
              7.08%, 06/01/2016...............................        20
     30     France Telecom S.A.,
              7.75%, 03/01/2011 (L)...........................        33
     35     France Telecom S.A.,
              8.50%, 03/01/2031...............................        46
     40     Sprint Capital Corp.,
              6.13%, 11/15/2008...............................        40
     10     Sprint Capital Corp.,
              6.88%, 11/15/2028...............................        10
     10     Sprint Capital Corp.,
              8.38%, 03/15/2012...............................        11
     30     Sprint Capital Corp.,
              8.75%, 03/15/2032...............................        36
     10     Sprint Nextel Corp.,
              6.00%, 12/01/2016...............................        10
     10     Telecom Italia Capital,
              5.25%, 10/01/2015...............................         9
     75     Telecom Italia Capital,
              6.20%, 07/18/2011...............................        76
     30     Telefonica Europe B.V.,
              7.75%, 09/15/2010...............................        32
     55     Telefonica Europe B.V.,
              8.25%, 09/15/2030...............................        67

 THE HARTFORD BALANCED INCOME FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
  $  65     Verizon Global Funding Corp.,
              7.25%, 12/01/2010...............................   $    69
     75     Verizon Global Funding Corp.,
              7.75%, 12/01/2030...............................        88
                                                                 -------
                                                                   1,045
                                                                 -------
            TRANSPORTATION -- 0.4%
     36     American Airlines, Inc.,
              3.86%, 07/09/2010...............................        35
     29     Continental Airlines, Inc.,
              9.80%, 04/01/2021...............................        31
                                                                 -------
                                                                      66
                                                                 -------
            UTILITIES -- 3.3%
     10     AES Panama S.A.,
              6.35%, 12/21/2016 (I)...........................        10
     30     American Electric Power Co., Inc.,
              5.38%, 03/15/2010...............................        30
     25     CenterPoint Energy Resources Corp.,
              7.75%, 02/15/2011...............................        27
     15     Commonwealth Edison Co.,
              5.95%, 08/15/2016...............................        15
     85     Dominion Resources, Inc.,
              6.25%, 06/30/2012...............................        87
     10     Duke Capital LLC,
              6.25%, 02/15/2013...............................        10
     55     Duke Capital LLC,
              7.50%, 10/01/2009...............................        58
     10     Duke Energy Field Services,
              6.45%, 11/03/2036 (I)...........................        10
     45     Exelon Generation Co. LLC,
              6.95%, 06/15/2011...............................        47
     40     Kinder Morgan Energy Partners L.P.,
              6.75%, 03/15/2011...............................        42
     10     Kinder Morgan Energy Partners L.P.,
              7.30%, 08/15/2033...............................        11
     55     Midamerican Energy Holdings Co.,
              6.13%, 04/01/2036...............................        55
     40     Nisource Finance Corp.,
              7.88%, 11/15/2010...............................        43
     50     Progress Energy Inc.,
              6.85%, 04/15/2012...............................        53
     35     PSEG Power LLC,
              3.75%, 04/01/2009...............................        34
     10     PSEG Power LLC,
              8.63%, 04/15/2031...............................        13
     10     Southwestern Public Service,
              6.00%, 10/01/2036...............................        10
     20     TXU Energy Co.,
              7.00%, 03/15/2013...............................        20
                                                                 -------
                                                                     575
                                                                 -------
            Total corporate bonds: investment grade
              (cost $6,072)...................................   $ 6,120
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 9.5%
            BASIC MATERIALS -- 0.6%
  $  25     FastenTech, Inc.,
              11.50%, 05/01/2011..............................   $    27
     15     Georgia-Pacific Corp.,
              7.13%, 01/15/2017 (I)...........................        15
     20     Novelis, Inc.,
              7.25%, 02/15/2015...............................        21
     15     Peabody Energy Corp.,
              7.38%, 11/01/2016...............................        15
     20     Texas Industries, Inc.,
              7.25%, 07/15/2013...............................        20
      5     Vitro S.A.,
              9.13%, 02/01/2017 (I)...........................         5
                                                                 -------
                                                                     103
                                                                 -------
            CAPITAL GOODS -- 0.5%
     10     Argo Tech Corp,
              9.25%, 06/01/2011...............................        11
     15     ESCO Corp.,
              8.63%, 12/15/2013 (I)...........................        16
      5     Goodman Global Holding Co.,
              7.88%, 12/15/2012...............................         5
     15     GSI Group Inc.,
              12.00%, 05/15/2013..............................        16
     20     RBS Global, Inc.,
              9.50%, 08/01/2014...............................        21
     10     Transdigm, Inc.,
              7.75%, 07/15/2014...............................        10
                                                                 -------
                                                                      79
                                                                 -------
            CONSUMER CYCLICAL -- 0.7%
     15     Aramark Corp.,
              8.86%, 02/01/2015 (I)(L)........................        15
     15     Autonation, Inc.,
              7.36%, 04/15/2013 (L)...........................        15
     10     Buffalo Thunder,
              9.38%, 12/15/2014 (I)...........................        10
     20     General Motors Corp.,
              8.38%, 07/15/2033...............................        19
     25     IKON Office Solutions, Inc.,
              7.75%, 09/15/2015...............................        26
     10     Insurance Auto Auctions, Inc.,
              11.00%, 04/01/2013..............................        12
     20     TRW Automotive, Inc.,
              11.00%, 02/15/2013..............................        22
                                                                 -------
                                                                     119
                                                                 -------
            CONSUMER STAPLES -- 0.2%
     30     Reynolds American, Inc.,
              7.25%, 06/01/2013...............................        31
                                                                 -------
            ENERGY -- 0.3%
     25     Chesapeake Energy Corp.,
              6.50%, 08/15/2017...............................        24
     10     Delta Petroleum Corp.,
              7.00%, 04/01/2015...............................         9
     10     Exco Resources, Inc.,
              7.25%, 01/15/2011...............................        10

--------------------------------------------------------------------------------

PRINCIPAL                                                         Market
AMOUNT (B)                                                       Value (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             ENERGY -- (CONTINUED)
  $   5      OPTI Canada, Inc.,
               8.25%, 12/15/2014 (I)...........................   $     5
     10      Petrohawk Energy Corp.,
               9.13%, 07/15/2013...............................        11
                                                                  -------
                                                                       59
                                                                  -------
             FINANCE -- 0.7%
     10      Ford Motor Credit Co.,
               8.63%, 11/01/2010...............................        10
     20      Ford Motor Credit Co.,
               9.81%, 04/15/2012 (L)...........................        22
     10      General Motors Acceptance Corp.,
               6.88%, 09/15/2011...............................        10
     25      General Motors Acceptance Corp.,
               6.88%, 08/28/2012...............................        25
     10      General Motors Acceptance Corp.,
               7.25%, 03/02/2011...............................        10
     15      Host Marriott L.P.,
               6.38%, 03/15/2015...............................        15
     20      Neff Rental LLC,
               11.25%, 06/15/2012..............................        22
      5      Rental Service Corp.,
               9.50%, 12/01/2014 (I)...........................         5
     10      United Rentals North America, Inc.,
               7.00%, 02/15/2014...............................        10
                                                                  -------
                                                                      129
                                                                  -------
             FOREIGN GOVERNMENTS -- 3.4%
 EUR 10      Argentina (Republic of),
               1.20%, 12/31/2038...............................         6
 ARS 10      Argentina (Republic of),
               2.00%, 02/04/2018...............................         5
     38      Argentina (Republic of),
               5.59%, 08/03/2012 (L)...........................        36
 ARS 29      Argentina (Republic of),
               5.83%, 12/31/2033...............................        10
     11      Argentina (Republic of),
               8.28%, 12/31/2033...............................        13
 ARS 25      Argentina (Republic of),
               11.99%, 02/20/2008 (L)..........................         8
    100      Brazil (Republic of),
               6.00%, 01/17/2017...............................        98
     15      Brazil (Republic of),
               7.88%, 03/07/2015...............................        17
     25      Brazil (Republic of),
               8.25%, 01/20/2034...............................        30
     55      Brazil (Republic of),
               8.88%, 10/14/2019...............................        67
     30      Colombia (Republic of),
               8.25%, 12/22/2014...............................        34
     15      Colombia (Republic of),
               10.38%, 01/28/2033..............................        21
      5      Costa Rica (Republic of),
               8.05%, 01/31/2013 (K)...........................         5
      5      Costa Rica (Republic of),
               10.00%, 08/01/2020 (K)..........................         6

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FOREIGN GOVERNMENTS -- (CONTINUED)
  $   5     Panama (Republic of),
              7.25%, 03/15/2015...............................   $     5
     10     Panama (Republic of),
              9.38%, 07/23/2012...............................        12
     15     Peru (Republic of),
              8.75%, 11/21/2033...............................        19
     55     Philippines (Republic of),
              9.38%, 01/18/2017...............................        67
     15     Turkey (Republic of),
              6.88%, 03/17/2036...............................        14
     60     Turkey (Republic of),
              7.25%, 03/15/2015...............................        62
      5     Turkey (Republic of),
              8.00%, 02/14/2034...............................         5
     70     Venezuela (Republic of),
              5.75%, 02/26/2016...............................        64
                                                                 -------
                                                                     604
                                                                 -------
            HEALTH CARE -- 0.5%
      5     Angiotech Pharmaceuticals, Inc.,
              7.75%, 04/01/2014...............................         5
     30     CDRV Investors, Inc.,
              9.63%, 01/01/2015 (M)...........................        24
      5     Elan Financial plc,
              7.75%, 11/15/2011...............................         5
     20     Elan Financial plc,
              9.37%, 11/15/2011 (L)...........................        20
     20     HCA, Inc.,
              9.63%, 11/15/2016 (I)...........................        21
     15     Tenet Healthcare Corp.,
              9.88%, 07/01/2014...............................        15
                                                                 -------
                                                                      90
                                                                 -------
            SERVICES -- 1.1%
     20     AMC Entertainment, Inc.,
              8.00%, 03/01/2014...............................        20
      5     Carriage Services, Inc.,
              7.88%, 01/15/2015...............................         5
     10     CSC Holdings, Inc.,
              7.63%, 07/15/2018...............................        10
     30     Liberty Media Corp.,
              7.88%, 07/15/2009...............................        31
     15     Majestic Star LLC/Cap II,
              9.75%, 01/15/2011...............................        14
      5     Marquee Holdings Inc.,
              12.00%, 08/15/2014..............................         4
     10     OED Corp./Diamond Jo LLC,
              8.75%, 04/15/2012...............................        10
     10     Open Solutions, Inc.,
              9.75%, 02/01/2015 (I)...........................        10
     10     Park Place Entertainment Corp.,
              8.13%, 05/15/2011...............................        11
     20     RH Donnelley Corp.,
              6.88%, 01/15/2013...............................        19
     10     Service Corp. International,
              7.00%, 06/15/2017...............................        10
     20     SunGard Data Systems, Inc.,
              9.13%, 08/15/2013...............................        21

 THE HARTFORD BALANCED INCOME FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
  $  20     Virgin River Casino Corp.,
              9.00%, 01/15/2012...............................   $    21
     10     West Corp.,
              11.00%, 10/15/2016 (I)..........................        10
                                                                 -------
                                                                     196
                                                                 -------
            TECHNOLOGY -- 1.1%
     15     ALH Finance Corp.,
              8.50%, 01/15/2013...............................        15
     15     CCH II LLC/ CCH II Capital,
              10.25%, 10/01/2013..............................        16
     20     Charter Communications Operating LLC,
              8.00%, 04/30/2012 (I)...........................        21
     20     Dobson Cellular Systems,
              8.38%, 11/01/2011...............................        21
     25     Freescale Semiconductor, Inc.,
              10.13%, 12/15/2016 (I)..........................        25
     15     Idearc, Inc.,
              8.00%, 11/15/2016 (I)...........................        15
     20     Mediacom Broadband LLC,
              8.50%, 10/15/2015...............................        20
     20     Qwest Corp.,
              7.63%, 06/15/2015...............................        21
     10     UGS Corp.,
              10.00%, 06/01/2012..............................        11
     25     Windstream Corp.,
              8.13%, 08/01/2013...............................        27
                                                                 -------
                                                                     192
                                                                 -------
            UTILITIES -- 0.4%
     10     Aquila, Inc.,
              14.88%, 07/01/2012..............................        13
      5     CIA Transporte Energia,
              8.88%, 12/15/2016 (I)...........................         5
     10     El Paso Corp.,
              7.75%, 01/15/2032...............................        11
     10     National Power Corp.,
              9.88%, 03/16/2010...............................        11
     15     NRG Energy, Inc.,
              7.38%, 01/15/2017...............................        15
     20     TXU Corp.,
              6.50%, 11/15/2024...............................        19
                                                                 -------
                                                                      74
                                                                 -------
            Total corporate bonds: non-investment grade
              (cost $1,636)...................................   $ 1,676
                                                                 -------
U.S. GOVERNMENT SECURITIES -- 0.2%
            U.S. TREASURY SECURITIES -- 0.2%
     25     6.00% 2026 (S)....................................   $    28
                                                                 -------
            Total U.S. government securities
              (cost $29)......................................   $    28
                                                                 -------
            Total long-term investments
              (cost $16,057)..................................   $16,745
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- 3.7%
            FINANCE -- 0.1%
  $  20     HSBC Bank USA,
              7.65%, 06/18/2007...............................   $    19
                                                                 -------
            REPURCHASE AGREEMENTS @ -- 3.6%
    133     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................       133
    184     BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................       184
      6     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................         6
     93     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        93
    220     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       220
                                                                 -------
            Total short-term investments
              (cost $655).....................................   $   655
                                                                 -------
            Total investments in securities
              (cost $16,712) (C)..............................   $17,400
                                                                 -------
            Other assets and liabilities......................       216
                                                                 -------
            Total net assets..................................   $17,616
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.41% of total net assets at January 31, 2007.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

      ARS  -- Argentinian Peso
      EUR  -- EURO

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $16,714 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $710
      Unrealized depreciation............................   (24)
                                                           ----
      Net unrealized appreciation........................  $686
                                                           ====

  # This security, or a portion of this security, has been segregated to cover funding requriements on investment transactions settling in the future.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $608, which represents 3.45% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At

--------------------------------------------------------------------------------

     January 31, 2007, the market value of these securities amounted to $150 or 0.85% of net assets.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

  (C)The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  (S)Security pledged as initial margin deposit for open futures contracts at January 31, 2007.

               FUTURES CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                            NUMBER OF                                               APPRECIATION
DESCRIPTION                                                 CONTRACTS*         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                 ----------         --------         ----------         --------------
5 Year U.S. Treasury Note                                       7                Long           March 2007              $(2)
Eurex EURO-BOBL                                                 7                Long           March 2007                1
                                                                                                                        ---
                                                                                                                        $(1)
                                                                                                                        ===

*  The number of contracts does not omit 000's.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Argentinian Peso                               Sell              $ 5             $ 5            03/20/2007             $  --
Brazilian Real                                 Buy                 7               7            03/20/2007                --
Euro                                           Buy                 8               8            03/20/2007                --
Euro                                           Sell               13              13            03/20/2007                --
New Peruvian Sol                               Buy                14              14            03/20/2007                --
New Peruvian Sol                               Sell                6               6            03/20/2007                --
                                                                                                                       -----
                                                                                                                       $  --
                                                                                                                       =====

 @   Repurchase agreements collateralized as follows:

                                                                     SECURITY TYPE    COUPON RATE    EXPIRATION DATE
                                                                     -------------   -------------   ---------------
      Bank of America Securities TriParty Joint Repurchase
        Agreement                                                    FNMA                    5.00%            2035
      BNP - Paribas TriParty Joint Repurchase Agreement              FHLMC           4.50% - 5.00%     2020 - 2035
                                                                     FNMA            4.50% - 6.50%     2034 - 2036
      Deutsche Bank Securities Joint Repurchase Agreement            U.S. Treasury          3.375%            2029
                                                                     Note
      Deutsche Bank Securities TriParty Joint Repurchase Agreement   FHLMC           4.50% - 6.50%     2020 - 2035
                                                                     GNMA            5.00% - 6.00%     2032 - 2033
      UBS Securities TriParty Joint Repurchase Agreement             FHLMC           4.50% - 6.50%     2018 - 2036
                                                                     FNMA            4.50% - 7.00%     2018 - 2046

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
 COMMON STOCK -- 95.4%
            BASIC MATERIALS -- 10.1%
   2,023    Aracruz Celulose S.A. ADR.........................  $   112,061
   4,202    Cameco Corp. .....................................      160,207
   6,070    Companhia Vale do Rio Doce ADR....................      205,965
   5,111    Dow Chemical Co. .................................      212,328
   1,400    Freeport-McMoRan Copper & Gold, Inc. Class B......       80,514
     664    Phelps Dodge Corp. ...............................       82,058
     583    Potash Corp. of Saskatchewan......................       90,919
   2,500    Rio Tinto plc (A).................................      134,943
   1,695    Teck Cominco Ltd. Class B (D).....................      124,930
   9,773    Vedanta Resources plc (A).........................      223,702
   4,160    Xstrata plc (A)...................................      195,410
                                                                -----------
                                                                  1,623,037
                                                                -----------
            CAPITAL GOODS -- 8.0%
   2,205    3M Co. ...........................................      163,802
  11,496    ABB Ltd. ADR......................................      204,740
   2,243    Boeing Co. .......................................      200,919
     267    Caterpillar, Inc. ................................       17,081
   1,710    Deere & Co. ......................................      171,469
   5,448    Ingersoll-Rand Co. Class A........................      233,588
   1,681    ITT Corp. ........................................      100,242
   1,028    Joy Global, Inc. .................................       47,776
   8,483    Xerox Corp. (D)...................................      145,906
                                                                -----------
                                                                  1,285,523
                                                                -----------
            CONSUMER CYCLICAL -- 6.0%
   5,924    Federated Department Stores, Inc. ................      245,770
   7,340    Gap, Inc. ........................................      140,708
     193    Lotte Shopping Co. GDR (D)........................        3,742
   6,990    Toyota Motor Corp. (A)............................      460,061
   2,512    Wal-Mart Stores, Inc. ............................      119,773
                                                                -----------
                                                                    970,054
                                                                -----------
            CONSUMER STAPLES -- 3.8%
   3,004    Bunge Ltd. .......................................      231,165
   4,171    Constellation Brands, Inc. Class A (D)............      103,191
   3,874    Cosan S.A. Industria E Comercio (D)...............       74,224
   2,250    Procter & Gamble Co. .............................      145,964
   3,196    Tyson Foods, Inc. Class A.........................       56,725
                                                                -----------
                                                                    611,269
                                                                -----------
            ENERGY -- 5.2%
   7,700    Halliburton Co. ..................................      227,458
   2,434    OAO Gazprom Class S ADR (K).......................      104,528
   3,573    Sasol Ltd. ADR....................................      121,679
   5,363    Weatherford International Ltd. (D)................      216,558
   3,500    XTO Energy, Inc. .................................      176,645
                                                                -----------
                                                                    846,868
                                                                -----------
            FINANCE -- 16.0%
   4,785    ACE Ltd. .........................................      276,477
  26,085    Akbank T.A.S (A)..................................      170,906
   1,300    American International Group, Inc. ...............       88,985
   1,844    Assurant, Inc. ...................................      102,506
     201    Augsburg Re AG (A)(H).............................           --
   2,019    Capital One Financial Corp. ......................      162,320
     141    Chicago Mercantile Exchange Holdings, Inc. .......       79,144

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
            FINANCE -- (CONTINUED)
   5,135    Citigroup, Inc. ..................................  $   283,110
     445    Commerce Bancorp, Inc. ...........................       15,022
     413    Deutsche Boerse AG (A)............................       87,359
   1,150    Eurocastle Investment Ltd.........................       61,427
   3,600    European Capital Ltd. (A)(D)(H)...................       44,931
   1,276    Julius Baer Holding Ltd. (A)......................      153,572
     500    Muenchener Rueckversicherungs-Gesellschaft AG
              (A)(G)..........................................       79,277
     413    ORIX Corp. (A)(D).................................      119,192
     273    Raiffeisen International Bank-Holding AG (A)......       41,983
   3,500    Reliance Zero (D) (I).............................      108,277
   2,151    UBS AG............................................      135,547
   3,083    Uniao de Bancos Brasileiros S.A. GDR..............      292,389
   3,587    Wellpoint, Inc. (D)...............................      281,173
                                                                -----------
                                                                  2,583,597
                                                                -----------
            HEALTH CARE -- 6.6%
   5,930    CVS Corp. ........................................      199,545
   2,400    Eli Lilly & Co. ..................................      129,888
   1,585    Monsanto Co. .....................................       87,290
   1,611    Sanofi-Aventis S.A. (A)...........................      141,958
   1,933    Sanofi-Aventis S.A. ADR...........................       85,207
   1,588    Sierra Health Services, Inc. (D)..................       63,854
   5,273    Teva Pharmaceutical Industries Ltd. ADR...........      185,082
   3,466    Wyeth.............................................      171,230
                                                                -----------
                                                                  1,064,054
                                                                -----------
            SERVICES -- 6.0%
     500    Fluor Corp. ......................................       41,300
      25    Harvey Weinstein Master L.P. (A)(D)(H)............       32,659
   3,540    Melco PBL Entertainment Limited ADR (D)(G)........       68,459
  10,872    News Corp. Class A................................      252,772
   2,000    Starwood Hotels & Resorts.........................      125,160
  13,512    Sun Microsystems, Inc. (D)........................       89,717
   1,800    Viacom, Inc. Class B (D)..........................       73,206
   8,000    Walt Disney Co. ..................................      281,360
                                                                -----------
                                                                    964,633
                                                                -----------
            TECHNOLOGY -- 29.3%
   4,038    Adobe Systems, Inc. (D)...........................      156,968
   2,997    Amdocs Ltd. (D)...................................      103,946
   1,005    Apple, Inc. (D)(U)................................       86,159
   5,800    AT&T, Inc. .......................................      218,254
   3,437    Broadcom Corp. Class A (D)........................      109,706
  10,184    Cisco Systems, Inc. (D)...........................      270,798
   1,098    Citigroup Global Certificate -- Bharti
              Televentures (D)................................       17,552
   1,795    Cognex Corp. .....................................       39,173
   4,527    Corning, Inc. (D).................................       94,334
      32    Dover Corp. ......................................        1,611
  22,332    EMC Corp. (D).....................................      312,429
  11,205    General Electric Co. .............................      403,940
     819    Google, Inc. (D)..................................      410,615
   5,370    Hewlett-Packard Co. ..............................      232,405
  11,608    Hon Hai Precision Industry Co., Ltd. (A)..........       79,759
   2,805    Intel Corp. ......................................       58,791
   1,040    International Business Machines Corp. ............      103,075
   1,716    L-3 Communications Holdings, Inc. ................      141,286

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   3,195    Lockheed Martin Corp. ............................  $   310,531
   7,823    Medtronic, Inc. ..................................      418,122
   1,950    MEMC Electronic Materials, Inc. (D)...............      102,201
  11,000    Motorola, Inc. ...................................      218,349
   9,213    Oracle Corp. (D)..................................      158,088
     135    Rakuten, Inc. (A)(G)..............................       71,365
   2,891    Raytheon Co. .....................................      150,029
     899    Research in Motion Ltd. (D).......................      114,823
   1,000    S.O.I. Tec S.A. (D)(A)(G).........................       29,622
     300    Samsung Electronics Co., Ltd. (A).................      185,777
  10,812    Turkcell Iletisim Hizmetleri A.S. (A).............       60,162
   4,992    Turkcell Iletisim Hizmetleri A.S. ADR.............       72,190
                                                                -----------
                                                                  4,732,060
                                                                -----------
            TRANSPORTATION -- 0.6%
  40,000    Air China Ltd. (A)................................       28,544
   1,412    Royal Caribbean Cruises Ltd. .....................       63,441
                                                                -----------
                                                                     91,985
                                                                -----------
            UTILITIES -- 3.8%
   1,931    AES Corp. (D).....................................       40,150
   2,666    American Electric Power Co., Inc. ................      116,060
  18,072    British Energy Group PLC (D)(A)...................      155,785
   4,921    Suntech Power Holdings Co., Ltd. ADR (D)(G).......      181,100
   1,700    Veolia Environment S.A. (A).......................      119,649
                                                                -----------
                                                                    612,744
                                                                -----------
            Total common stock
              (cost $13,089,954)..............................  $15,385,824
                                                                -----------
PRINCIPAL
 AMOUNT
---------
 CORPORATE BONDS: INVESTMENT GRADE -- 0.1%
            FINANCE -- 0.1%
$    397    Augsburg Re AG,
              0.00%, 12/31/2049 (A)(H)+.......................  $       219
  23,500    UBS Luxembourg S.A.,
              6.23%, 02/11/2015...............................       23,740
                                                                -----------
            Total corporate bonds: investment grade
              (cost $24,699)..................................  $    23,959
                                                                -----------
            Total long-term investments
              (cost $13,114,653)..............................  $15,409,783
                                                                -----------
SHORT-TERM INVESTMENTS -- 3.9%
            REPURCHASE AGREEMENTS @ -- 3.3%
 110,504    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $   110,504
 153,154    BNP Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................      153,154
   4,657    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        4,657

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
$ 77,546    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement
              5.27% 02/01/2007................................  $    77,546
 182,234    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      182,235
                                                                -----------
                                                                    528,096
                                                                -----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 0.6%
 101,293    BNY Institutional Cash Reserve Fund...............  $   101,293
                                                                -----------
            Total short-term investments
              (cost $629,389).................................  $   629,389
                                                                -----------
            Total investments in securities
              (cost $13,744,042) (C)..........................  $16,039,172
            Other assets and liabilities......................       95,824
                                                                -----------
            Total net assets..................................  $16,134,996
                                                                ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 31.78% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $2,616,835, which represents 16.22% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $13,745,588 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $2,490,452
      Unrealized depreciation.......................    (196,868)
                                                      ----------
      Net unrealized appreciation...................  $2,293,584
                                                      ==========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, which are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

           PERIOD
          ACQUIRED       SHARES/PAR             SECURITY            COST BASIS
          --------       ----------             --------            ----------
      June, 2006             201      Augsburg Re AG - 144A          $    64
      June, 2006             397      Augsburg Re AG - 144A              739
      October, 2005 --
       December 2006       3,600      European Capital Ltd. - Reg
                                      D                               45,353
      October, 2005           25      Harvey Weinstein Master
                                      L.P. - Reg D                    23,636

 THE HARTFORD CAPITAL APPRECIATION FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

     The aggregate value of these securities at January 31, 2007 was $77,809, which represents 0.48% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007 was $108,277, which represents 0.67% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $104,528 or 0.65% of net assets.

  +  Convertible debt security.

  (U)At January 31, 2007, securities valued at $3,760,270 were designated to cover open call options written as follows:

                                          EXERCISE   EXPIRATION    MARKET     PREMIUMS
      ISSUER                 CONTRACTS*    PRICE        DATE      VALUE (W)   RECEIVED
      ------                 ----------   --------   ----------   ---------   --------
      Apple, Inc.              5,404        $115     April 2007    $1,097      $1,078
                                                                   ------      ------
      Total Value                                                  $1,097      $1,078
                                                                   ======      ======

  *  The number of contracts does not omit 000's
  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                               TRANSACTION          VALUE            AMOUNT             DATE            (DEPRECIATION)
-----------                               -----------         --------         --------         ----------         --------------
Euro                                         Sell             $  5,458         $  5,425         02/01/2007            $   (33)
Euro                                         Sell                3,966            3,945         02/02/2007                (21)
Euro                                         Sell              791,225          794,338         12/20/2007              3,113
Japanese Yen                                 Sell                  641              635         02/02/2007                 (6)
Swiss Francs                                 Buy                   266              450         02/01/2007               (184)
Swiss Francs                                 Buy                 3,822            6,488         02/02/2007             (2,666)
                                                                                                                      -------
                                                                                                                      $   203
                                                                                                                      =======

 @   Repurchase agreements collateralized as follows:

                                                                                                                     EXPIRATION
                                                                    SECURITY TYPE             COUPON RATE               DATE
                                                                    -------------             -----------            ----------
      Bank of America Securities TriParty Joint
        Repurchase Agreement                                      FNMA                               5.00%                 2035
      BNP - Paribas TriParty Joint Repurchase Agreement           FHLMC                      4.50% - 5.00%          2020 - 2035
                                                                  FNMA                       4.50% - 6.50%          2034 - 2036
      Deutsche Bank Securities Joint Repurchase Agreement         U.S. Treasury Note                3.375%                 2029
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement                                                 FHLMC                      4.50% - 6.50%          2020 - 2035
                                                                  GNMA                       5.00% - 6.00%          2032 - 2033
      UBS Securities TriParty Joint Repurchase Agreement          FHLMC                      4.50% - 6.50%          2018 - 2036
                                                                  FNMA                       4.50% - 7.00%          2018 - 2046

 THE HARTFORD CAPITAL APPRECIATION II FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 93.8%
            BASIC MATERIALS -- 10.1%
     20     Agrium, Inc. (G)..................................  $    688
    104     Alcoa, Inc. ......................................     3,372
      1     Allegheny Technologies, Inc. .....................       152
     14     Aracruz Celulose S.A. ADR.........................       752
     63     Arch Coal, Inc. ..................................     1,866
      7     BHP Billiton Ltd., ADR (G)........................       272
    136     Cameco Corp. .....................................     5,171
     39     Celanese Corp. ...................................     1,032
      6     Century Aluminum Co. (D)..........................       283
     33     CF Industries Holdings, Inc. .....................       997
     96     Chemtura Corp. ...................................     1,111
    157     Companhia Vale do Rio Doce ADR....................     5,312
     20     Cytec Industries, Inc. ...........................     1,170
     14     Denison Mines Corp. (D)...........................       133
     24     Dow Chemical Co. .................................     1,005
     18     E.I. DuPont de Nemours & Co. .....................       897
     16     Energy Resources of Australia Ltd. (A)............       253
      5     FMC Corp. ........................................       405
     12     Freeport-McMoRan Copper & Gold, Inc., Class B.....       680
     26     Goodyear Tire & Rubber Co. (D)....................       630
     53     Impala Platinum Holdings Ltd. (A).................     1,522
    127     Jarden Corp. (D)..................................     4,670
      2     Martin Marietta Materials, Inc. ..................       219
     21     Mueller Water Products, Inc. Class B..............       288
     76     Owens-Illinois, Inc. (D)..........................     1,685
      6     Peabody Energy Corp. .............................       250
      8     Phelps Dodge Corp. ...............................     1,048
     41     Potash Corp. of Saskatchewan......................     6,410
     17     Rio Tinto plc (A).................................       931
     72     Smurfit-Stone Container Corp. (D).................       781
     15     Teck Cominco Ltd., Class B (D)....................     1,127
     24     Temple-Inland, Inc. ..............................     1,189
     31     TMK OAO GDR (D) (I)...............................     1,070
      8     United States Steel Corp. ........................       642
    389     Urasia Energy Ltd. (D)............................     1,817
     45     Vedanta Resources plc (A).........................     1,026
     63     Xstrata plc (A)...................................     2,940
                                                                --------
                                                                  53,796
                                                                --------
            CAPITAL GOODS -- 4.4%
     14     3M Co. ...........................................     1,025
     35     ABB Ltd. ADR......................................       620
     12     Alliant Techsystems, Inc. (D).....................       988
     45     Boeing Co. .......................................     4,012
      9     Bucyrus International, Inc. ......................       433
      5     Caterpillar, Inc. ................................       345
     23     CNH Global N.V. ..................................       783
     36     Danieli & Co. (A)(G)..............................       707
     25     Deere & Co. ......................................     2,499
     83     Goodrich Corp. ...................................     4,044
     36     Ingersoll-Rand Co. Class A........................     1,561
     11     ITT Corp. ........................................       682
     17     Joy Global, Inc. .................................       768
     21     Kennametal, Inc. .................................     1,316
     36     Lam Research Corp. (D)............................     1,635

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CAPITAL GOODS -- (CONTINUED)
     22     Varian Semiconductor Equipment Associates, Inc.
              (D).............................................  $    922
     45     Xerox Corp. (D)...................................       779
                                                                --------
                                                                  23,119
                                                                --------
            CONSUMER CYCLICAL -- 8.1%
     42     Aisin Seiki Co., Ltd. (A).........................     1,368
     15     Altria Group, Inc. ...............................     1,306
     81     American Axle & Manufacturing Holdings, Inc. .....     1,691
     50     Children's Place Retail Stores, Inc. (D)..........     2,694
     51     Circuit City Stores, Inc. ........................     1,043
    156     Esprit Holdings Ltd. (A)..........................     1,582
     59     Federated Department Stores, Inc. ................     2,444
    153     Foot Locker, Inc. ................................     3,442
      5     Foster Wheeler Ltd. (D)...........................       276
     42     Gap, Inc. ........................................       812
     44     Home Depot, Inc. .................................     1,801
     31     KarstadtQuelle AG (D)(A)(G).......................     1,006
     76     Kohl's Corp. (D)..................................     5,361
     21     Lear Corp. (G)(D).................................       718
     30     Mosaic Co. (D)....................................       591
     51     North American Energy Partners (D)................       867
     95     Ruby Tuesday, Inc. ...............................     2,704
     62     Safeway, Inc. ....................................     2,237
    255     Tesco plc (A).....................................     2,100
     85     Tiffany & Co. ....................................     3,329
     24     Tod's S.p.A. (A)..................................     2,051
     26     Toyota Motor Corp. (A)............................     1,692
     61     TRW Automotive Holdings Corp. (D).................     1,587
     13     Walter Industries.................................       361
                                                                --------
                                                                  43,063
                                                                --------
            CONSUMER STAPLES -- 3.7%
     58     Avon Products, Inc. ..............................     1,977
     53     Imperial Tobacco Group plc (A)....................     2,162
     --     Japan Tobacco, Inc. (A)...........................       701
  1,766     Marine Harvest (D)(A)(G)..........................     1,905
      7     Nestle S.A. (A)...................................     2,705
    120     Origin Agritech Ltd. (D)..........................     1,081
     51     Royal Numico N.V. (A).............................     2,691
     17     TreeHouse Foods, Inc. (D).........................       492
    185     Tyson Foods, Inc. Class A.........................     3,281
    110     Unilever N.V. NY Shares...........................     2,939
                                                                --------
                                                                  19,934
                                                                --------
            ENERGY -- 5.0%
    156     Brasil EcoDiesel Industria........................       880
      9     Core Laboratories N.V. (D)........................       717
     31     Exxon Mobil Corp. ................................     2,260
     17     GlobalSantaFe Corp. ..............................       988
     84     Halliburton Co. ..................................     2,484
     14     Lukoil ADR........................................     1,127
     20     Noble Corp. ......................................     1,497
     31     Noble Energy, Inc. ...............................     1,640
     49     OAO Gazprom Class S ADR (K).......................     2,084
     26     Petro-Canada......................................       992
     59     Sasol Ltd. ADR....................................     2,001
    115     Talisman Energy, Inc. (Z).........................     2,032

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            ENERGY -- (CONTINUED)
     80     Talisman Energy, Inc. (Z).........................  $  1,402
     47     Total S.A. ADR....................................     3,229
     25     UGI Corp. ........................................       696
     29     Weatherford International Ltd. (D)................     1,178
     33     XTO Energy, Inc. .................................     1,655
                                                                --------
                                                                  26,862
                                                                --------
            FINANCE -- 15.7%
    107     ACE Ltd. .........................................     6,194
     34     Aetna, Inc. ......................................     1,433
     18     Affiliated Managers Group, Inc. (D)(G)............     2,039
    230     Akbank T.A.S (A)..................................     1,504
     15     AMBAC Financial Group, Inc. ......................     1,322
     27     American International Group, Inc. ...............     1,821
    138     Apollo Investment Corp. ..........................     3,072
      6     Axis Capital Holdings Ltd. .......................       191
    141     Bank of America Corp. ............................     7,439
     79     Capital One Financial Corp. ......................     6,360
      2     Chicago Mercantile Exchange Holdings, Inc. .......       867
     17     CIT Group, Inc. ..................................       991
     29     Citigroup, Inc. ..................................     1,577
    130     Dah Sing Financial Group (A)......................     1,269
     14     Deutsche Boerse AG (A)............................     2,918
    273     E*Trade Financial Corp. (D).......................     6,653
     15     Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................     1,156
      7     Eurocastle Investment Limited.....................       375
     21     Everest Re Group Ltd. ............................     1,977
    102     Genesis Lease Ltd. (D)............................     2,633
    123     Hong Kong Exchanges & Clearing Ltd. (A)...........     1,338
    578     Hopson Development Holdings Ltd. (A)..............     1,375
    243     Intesa Sanpaolo (A)...............................     1,837
     89     Jamba, Inc. (D)(G)................................       830
     18     Julius Baer Holding Ltd. (A)......................     2,162
     64     KKR Financial Corp. ..............................     1,729
    123     Nasdaq Stock Market, Inc. (D).....................     4,188
     26     Nuveen Investments, Inc. Class A..................     1,267
      5     ORIX Corp. (A)(D).................................     1,299
     39     Platinum Underwriters Holdings Ltd. ..............     1,173
    111     Royal Bank of Scotland Group plc (A)..............     4,485
      8     TD Ameritrade Holding Corp. (D)...................       140
     75     UBS AG............................................     4,732
    225     UniCredito Italiano S.p.A. (A)....................     2,089
     63     UnumProvident Corp. ..............................     1,394
     15     Wellpoint, Inc. (D)...............................     1,144
     40     XXI Century Investments Public Ltd. (D)(A)........       623
                                                                --------
                                                                  83,596
                                                                --------
            HEALTH CARE -- 10.4%
     37     Alkermes, Inc. (D)................................       554
    114     Alliance Boots plc (A)............................     1,814
     24     Amgen, Inc. (D)...................................     1,668
     28     Amylin Pharmaceuticals, Inc. (D)..................     1,101
     40     Astellas Pharma, Inc. (A).........................     1,720
     31     Bristol-Myers Squibb Co. .........................       878
     16     Cie Generale d'Optique Essilor International S.A.
              (D)(A)..........................................     1,756
     32     Cooper Cos., Inc. ................................     1,517

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
     85     CVS Corp. ........................................  $  2,851
     74     Digene Corp. (D)..................................     3,812
     21     Eisai Co., Ltd. (A)...............................     1,074
     32     Eli Lilly & Co. ..................................     1,710
    116     HealthSouth Corp. (D)(G)..........................     2,707
    182     Impax Laboratories, Inc. (D)......................     1,863
     12     Monsanto Co. .....................................       678
    188     Rite Aid Corp. (D)................................     1,156
     12     Sanofi-Aventis S.A. (A)...........................     1,080
     99     Sanofi-Aventis S.A. ADR...........................     4,368
    394     Schering-Plough Corp. ............................     9,848
    105     Shionogi & Co., Ltd. (A)..........................     1,875
     41     Sierra Health Services, Inc. (D)..................     1,656
    115     St. Jude Medical, Inc. (D)........................     4,926
     25     Teva Pharmaceutical Industries Ltd. ADR...........       866
     81     Wyeth.............................................     4,016
                                                                --------
                                                                  55,494
                                                                --------
            SERVICES -- 6.4%
     13     Apollo Group, Inc. Class A (D)....................       573
     68     Avis Budget Group, Inc. ..........................     1,731
     10     Comcast Corp. Class A (D).........................       462
     54     Comcast Corp. Special Class A (D).................     2,360
     41     Corporate Executive Board Co. ....................     3,756
     42     Entercom Communications Corp. ....................     1,173
     29     Entravision Communications Corp. Class A (D)......       234
     81     Equifax, Inc. (D).................................     3,376
      8     Fluor Corp. ......................................       697
     76     Focus Media Holding Ltd. ADR (D)..................     6,250
    103     Genius Products, Inc. (D).........................       308
      1     Liberty Global, Inc. Class C (D)..................        39
     11     Melco PBL Entertainment Ltd. ADR (D)..............       203
     65     News Corp. Class A................................     1,507
     30     R.H. Donnelley Corp. .............................     2,001
    296     Shangri-La Asia Ltd. (A)..........................       794
     85     Shine Media Acquisition Corp. (D).................       512
    768     Thorium Power Ltd. (D)............................       261
    127     Unisys Corp. (D)..................................     1,095
      9     Viacom, Inc. Class B (D)..........................       357
    183     Walt Disney Co. ..................................     6,450
                                                                --------
                                                                  34,139
                                                                --------
            TECHNOLOGY -- 24.7%
    317     Activision, Inc. (D)..............................     5,397
    159     Adobe Systems, Inc. (D)...........................     6,196
     22     Apple, Inc. (D)...................................     1,847
     52     Arrow Electronics, Inc. (D).......................     1,822
     21     Baidu.com ADR (D).................................     2,561
     32     Canon, Inc. (A)...................................     1,699
    280     Charter Communications, Inc. Class A (D)..........       979
    184     Cinram International Income Fund..................     3,553
    164     Cisco Systems, Inc. (D)...........................     4,363
    265     Corning, Inc. (D).................................     5,518
     66     Ctrip.Com International Ltd. .....................     4,665
     89     Deutsche Telekom AG (A)...........................     1,574
     31     Electronic Arts, Inc. (D).........................     1,565
      5     Embarq Corp. .....................................       279
    252     EMC Corp. (D).....................................     3,523
     34     Fairchild Semiconductor International, Inc. (D)...       597

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
    130     Flextronics International Ltd. (D)................  $  1,517
    222     Fossil, Inc. (D)..................................     4,993
    171     General Electric Co. .............................     6,179
     17     Google, Inc. (D)..................................     8,567
     98     Hewlett-Packard Co. ..............................     4,224
      7     Hologic, Inc. ....................................       361
     44     Intel Corp. ......................................       926
    140     Interactive Data Corp. ...........................     3,272
     57     Koninklijke Philips Electronics N.V. (A)(D).......     2,247
     57     Maxim Integrated Products, Inc. ..................     1,768
    159     Medtronic, Inc. ..................................     8,493
     20     MEMC Electronic Materials, Inc. (D)...............     1,044
     77     Microsoft Corp. ..................................     2,389
     37     NCR Corp. (D).....................................     1,730
    164     Network Appliance, Inc. (D).......................     6,178
    117     Oracle Corp. (D)..................................     2,011
     29     Orascom Telecom Holding SAE GDR...................     2,022
     93     Powerwave Technologies, Inc. (D)..................       543
     31     QLogic Corp. (D)..................................       559
     48     Qualcomm, Inc. ...................................     1,804
     23     Raytheon Co. .....................................     1,199
     17     Research in Motion Ltd. (D).......................     2,179
     29     S.O.I. Tec S.A. (D)(A)............................       867
      3     Samsung Electronics Co., Ltd. (A).................     1,770
     30     Seagate Technology................................       805
     35     Sony Corp. (A)....................................     1,612
     83     Sprint Nextel Corp. ..............................     1,478
     86     Symantec Corp. (D)................................     1,525
     26     Tektronix, Inc. ..................................       746
     58     Telefonaktiebolaget LM Ericsson ADR...............     2,305
     28     Texas Instruments, Inc. ..........................       858
    120     Turkcell Iletisim Hizmetleri A.S. ADR.............     1,732
    156     VeriFone Holdings, Inc. (D).......................     6,239
     35     Verizon Communications, Inc. .....................     1,343
                                                                --------
                                                                 131,623
                                                                --------
            TRANSPORTATION -- 4.0%
     65     Aercap Holdings N.V. (D)..........................     1,715
    241     All America Latina Logistica S.A. ................     2,613
      9     American Commercial Lines, Inc. (D)...............       620
    638     Cathay Pacific Airways Ltd. (A)...................     1,651
     --     Copa Holdings S.A. Class A........................         6
     24     General Dynamics Corp. ...........................     1,844
    104     GOL Linhas Aereas Inteligentes S.A. ADR...........     3,116
     48     Grupo Aeroportuario Del ADR (D)...................     1,157
     66     Knight Transportation, Inc. ......................     1,240
    105     UAL Corp. (D).....................................     4,536
     47     US Airways Group, Inc. (D)........................     2,636
                                                                --------
                                                                  21,134
                                                                --------
            UTILITIES -- 1.3%
     18     Electricite de France (A).........................     1,261
     26     Exelon Corp. .....................................     1,555

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- (CONTINUED)
     79     Suntech Power Holdings Co., Ltd. ADR (D)..........  $  2,900
      2     TXU Corp. ........................................       130
     13     Veolia Environment S.A. (A).......................       880
                                                                --------
                                                                   6,726
                                                                --------
            Total common stock
              (cost $455,765).................................  $499,486
                                                                --------
WARRANTS -- 0.0%
            SERVICES -- 0.0%
    188     Thorium Power (A)(H)..............................  $     13
                                                                --------
            Total warrants
              (cost $16)......................................        13
                                                                --------
            Total long-term investments
              (cost $455,781).................................  $499,499
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 6.6%
            REPURCHASE AGREEMENTS @ -- 4.9%
 $5,504     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $  5,504
  7,628     BNP Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................     7,628
    232     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       232
  3,862     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement
              5.27% 02/01/2007................................     3,862
  9,077     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................     9,077
                                                                --------
                                                                  26,303
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.7%
  9,178     BNY Institutional Cash Reserve Fund...............  $  9,178
                                                                --------
            Total short-term investments
              (cost $35,481)..................................  $ 35,481
                                                                --------
            Total investments in securities
              (cost $491,262) (C).............................  $534,980
            Other assets and liabilities......................    (2,446)
                                                                --------
            Total net assets..................................  $532,534
                                                                ========

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 29.59% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $73,084, which represents 13.72% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $492,933 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $46,821
      Unrealized depreciation.........................   (4,774)
                                                        -------
      Net unrealized appreciation.....................  $42,047
                                                        =======

  (D)Currently non-income producing.
 (G) Security is partially on loan at January 31, 2007.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, which are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED      SHARES/PAR     SECURITY     COST BASIS
      --------      ----------     --------     ----------
      April, 2006      188       Thorium Power     $16

     The aggregate value of these securities at January 31, 2007 was $13, which represents 0.00% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $1,070, which represents 0.20% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $2,804 or 0.39% of net assets.

 (Z) Securities listed on more than one exchange.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                 SECURITY       COUPON        EXPIRATION
                                   TYPE          RATE            DATE
                                 --------    -------------    -----------
      Bank of America
       Securities TriParty
       Joint Repurchase
       Agreement                 FNMA                5.00%           2035
      BNP-Paribas TriParty
       Joint Repurchase
       Agreement                 FHLMC       4.50% - 5.00%    2020 - 2035
                                 FNMA        4.50% - 6.50%    2034 - 2036
      Deutsche Bank Securities
       Joint Repurchase
       Agreement                 U.S.               3.375%           2029
                                 Treasury
                                 Note
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement      FHLMC       4.50% - 6.50%    2020 - 2035
                                 GNMA        5.00% - 6.00%    2032 - 2033
      UBS Securities TriParty
       Joint Repurchase
       Agreement                 FHLMC       4.50% - 6.50%    2018 - 2036
                                 FNMA        4.50% - 7.00%    2018 - 2046

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
British Pound                                   Buy              $135            $135           02/02/2007              $ 0
Canadian Dollar                                 Buy                 4               4           02/02/2007                0
Canadian Dollar                                 Buy                21              21           02/02/2007               --
Euro                                            Buy                36              36           02/01/2007               --
Euro                                            Buy                 5               5           02/02/2007               --
Euro                                           Sell               943             938           02/01/2007               (5)
Euro                                           Sell               115             114           02/02/2007               (1)
Japanese Yen                                    Buy               208             206           02/01/2007                2
Swiss Francs                                    Buy                --              --           02/01/2007               --
Swiss Francs                                    Buy                71              71           02/02/2007               --
                                                                                                                        ---
                                                                                                                        $(3)
                                                                                                                        ===

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.6%
         EQUITY FUNDS -- 39.3%
  463    Hartford Capital Appreciation Fund, Class Y.......  $ 18,859
  691    Hartford Disciplined Equity Fund, Class Y.........     9,784
1,144    Hartford Equity Income Fund, Class Y..............    16,186
  319    Hartford Global Leaders Fund, Class Y.............     6,542
  408    Hartford International Opportunities Fund, Class
           Y...............................................     7,134
  324    Hartford Select SmallCap Value Fund, Class Y......     3,746
  218    Hartford Small Company Fund, Class Y..............     4,959
                                                             --------
         Total equity funds
           (cost $62,615)..................................  $ 67,210
                                                             --------
         FIXED INCOME FUNDS -- 60.3%
1,145    Hartford Floating Rate Fund, Class Y..............    11,608
1,786    Hartford Income Fund, Class Y.....................    18,445
1,578    Hartford Inflation Plus Fund, Class Y.............    16,301
2,927    Hartford Short Duration Fund, Class Y.............    28,914
2,603    Hartford Total Return Bond Fund, Class Y..........    27,804
                                                             --------
         Total fixed income funds
           (cost $103,840).................................  $103,072
                                                             --------
         Total investments in affiliated investment
           companies
           (cost $166,455) (C).............................  $170,282
         Other assets & liabilities........................       672
                                                             --------
         Total net assets..................................  $170,954
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $166,762 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $4,371
      Unrealized depreciation..........................    (851)
                                                         ------
      Net unrealized appreciation......................  $3,520
                                                         ======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.6%
            BASIC MATERIALS -- 5.0%
     170    Alcoa, Inc. ......................................  $  5,481
      31    Freeport-McMoRan Copper & Gold, Inc. Class B
              (G).............................................     1,754
      52    Goodyear Tire & Rubber Co. (D)(G).................     1,272
     100    Kimberly-Clark Corp. .............................     6,905
      40    Lyondell Chemical Co. (G).........................     1,274
      14    OfficeMax, Inc. ..................................       657
                                                                --------
                                                                  17,343
                                                                --------
            CAPITAL GOODS -- 4.2%
       5    3M Co. ...........................................       357
      56    Hasbro, Inc. .....................................     1,585
     155    Lam Research Corp. (D)............................     7,105
      56    Parker-Hannifin Corp. ............................     4,651
      15    Terex Corp. (D)(G)(U).............................       825
                                                                --------
                                                                  14,523
                                                                --------
            CONSUMER CYCLICAL -- 8.1%
     135    Altria Group, Inc. ...............................    11,763
      55    Dillard's, Inc. ..................................     1,878
      90    Gap, Inc. (U).....................................     1,729
     107    Kohl's Corp. (D)..................................     7,573
      95    Office Depot, Inc. (D)(G).........................     3,556
      40    Safeway, Inc. ....................................     1,441
                                                                --------
                                                                  27,940
                                                                --------
            CONSUMER STAPLES -- 1.6%
      41    General Mills, Inc. ..............................     2,324
      48    Reynolds American, Inc. ..........................     3,096
                                                                --------
                                                                   5,420
                                                                --------
            ENERGY -- 9.9%
     113    Chevron Corp. ....................................     8,243
     153    ConocoPhillips (U)................................    10,161
      70    Exxon Mobil Corp. ................................     5,187
      40    Hess Corp. .......................................     2,143
       7    Marathon Oil Corp. ...............................       605
     169    Occidental Petroleum Corp. .......................     7,839
                                                                --------
                                                                  34,178
                                                                --------
            FINANCE -- 25.5%
     112    ACE Ltd. .........................................     6,460
     124    Assurant, Inc. ...................................     6,892
      69    Axis Capital Holdings Ltd. .......................     2,267
     243    Bank of America Corp. ............................    12,772
     268    Citigroup, Inc. #.................................    14,794
      15    Comerica, Inc. ...................................       872
      97    Countrywide Financial Corp. (G)...................     4,196
      12    Everest Re Group Ltd. ............................     1,142
      42    Goldman Sachs Group, Inc. (U).....................     8,911
      37    Hertz Global Holdings, Inc. ......................       680
      86    Lehman Brothers Holdings, Inc. ...................     7,040
      19    MBIA, Inc. (G)....................................     1,358
      45    Medco Health Solutions, Inc. (D)..................     2,647
      21    PNC Financial Services Group, Inc. (G)............     1,527
      17    Ryder System, Inc. ...............................       933
      58    St. Paul Travelers Cos., Inc. ....................     2,959
      84    TD Ameritrade Holding Corp. (D)...................     1,489

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      78    UnitedHealth Group, Inc. (D)......................  $  4,071
      79    US Bancorp........................................     2,820
     161    Western Union Co..................................     3,599
                                                                --------
                                                                  87,429
                                                                --------
            HEALTH CARE -- 12.4%
      17    Abbott Laboratories...............................       887
      65    Amgen, Inc. (D)...................................     4,553
      79    Amylin Pharmaceuticals, Inc. (D)(G)...............     3,079
     293    Bristol-Myers Squibb Co. .........................     8,441
      42    Cephalon, Inc. (D)(G).............................     3,034
      81    Forest Laboratories, Inc. (D).....................     4,528
      17    Gilead Sciences, Inc. (D).........................     1,119
     150    McKesson Corp. ...................................     8,368
     245    Schering-Plough Corp. ............................     6,120
      52    Wyeth.............................................     2,579
                                                                --------
                                                                  42,708
                                                                --------
            SERVICES -- 7.0%
      77    Accenture Ltd. Class A............................     2,895
       8    Alliance Data Systems Corp. (D)...................       530
      85    EchoStar Communications Corp. Class A (D).........     3,409
      12    Manpower, Inc. ...................................       882
      57    McGraw-Hill Cos., Inc. ...........................     3,830
      22    Omnicom Group, Inc. ..............................     2,272
      89    United Parcel Service, Inc. Class B...............     6,397
      34    Walt Disney Co. (U)...............................     1,210
      72    Waste Management, Inc. ...........................     2,727
                                                                --------
                                                                  24,152
                                                                --------
            TECHNOLOGY -- 22.7%
      57    Apple, Inc. (D)...................................     4,861
     332    AT&T, Inc. #......................................    12,490
      31    CenturyTel, Inc. .................................     1,386
      54    Cisco Systems, Inc. (D)(U)........................     1,435
      10    Danaher Corp. ....................................       755
     109    Dover Corp. ......................................     5,421
       6    Embarq Corp. .....................................       322
      87    First Data Corp. .................................     2,168
      90    General Electric Co. .............................     3,226
     161    Hewlett-Packard Co. ..............................     6,977
      61    International Business Machines Corp. ............     6,068
      77    Lockheed Martin Corp. ............................     7,503
      77    MEMC Electronic Materials, Inc. (D)(U)............     4,056
     293    Microsoft Corp. ..................................     9,042
     192    Oracle Corp. (D)..................................     3,291
     139    Qwest Communications International, Inc. (D)(G)...     1,130
     125    Symantec Corp. (D)(G).............................     2,210
      56    Whirlpool Corp. (U)...............................     5,157
                                                                --------
                                                                  77,498
                                                                --------
            TRANSPORTATION -- 0.6%
      38    AMR Corp. (D).....................................     1,404
      10    General Dynamics Corp. ...........................       813
                                                                --------
                                                                   2,217
                                                                --------
            UTILITIES -- 2.6%
      11    Dynegy, Inc. (D)..................................        78
      31    FirstEnergy Corp. ................................     1,857

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- (CONTINUED)
      36    NRG Energy, Inc. (D)..............................  $  2,169
      87    TXU Corp. ........................................     4,700
                                                                --------
                                                                   8,804
                                                                --------
            Total common stock
              (cost $290,930).................................  $342,212
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.8%
            REPURCHASE AGREEMENTS @ -- 0.3%
 $   233    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $    233
     322    BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................       322
     163    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       163
      10    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        10
     384    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       384
                                                                --------
                                                                   1,112
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.5%
  25,577    BNY Institutional Cash Reserve Fund...............    25,577
                                                                --------
            Total short-term investments
              (cost $26,689)..................................  $ 26,689
                                                                --------
            Total investments in securities
              (cost $317,619) (C).............................  $368,901
            Other assets and liabilities......................   (25,322)
                                                                --------
            Total net assets..................................  $343,579
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.25% of total net assets at January 31, 2007.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $318,129 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $53,296
      Unrealized depreciation.........................   (2,524)
                                                        -------
      Net unrealized appreciation.....................  $50,772
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (U)At January 31, 2007, securities valued at $33,484 were designated to cover open call options written as follows:

                                          EXERCISE    EXPIRATION     MARKET     PREMIUMS
      ISSUER                 CONTRACTS*    PRICE         DATE       VALUE (W)   RECEIVED
      ------                 ----------   --------   -------------  ---------   --------
      Cisco Systems             105         $30      February 2007     $ 7        $ 5
      Conoco Phillips           119          80      February 2007       4          4
      Gap, Inc.                 169          23      February 2007       5          5
      Goldman Sachs Group,
       Inc.                      40          40       March 2007        16         12
      MEMC Electronic
       Materials, Inc.           94          60       March 2007         5          7
      Terex Corp.                31          70      February 2007       7          7
      Walt Disney                67          38       March 2007         2          2
      Whirlpool Corp.           100          90      February 2007      12         12
                                                                       ---        ---
      Total Value                                                      $58        $54
                                                                       ===        ===

  *  The number of contracts does not omit 000's

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                      SECURITY        COUPON       EXPIRATION
                                        TYPE           RATE           DATE
                                      --------        ------       ----------
      Bank of America Securities
       TriParty Joint Repurchase
       Agreement                    FNMA                   5.00%          2035
      BNP-Paribas TriParty Joint
       Repurchase Agreement         FHLMC          4.50% - 5.00%   2020 - 2035
                                    FNMA           4.50% - 6.50%   2034 - 2036
      Deutsche Bank Securities      U.S. Treasury
       Joint Repurchase Agreement   Note                  3.375%          2029
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                    FHLMC          4.50% - 6.50%   2020 - 2035
                                    GNMA           5.00% - 6.00%   2032 - 2033
      UBS Securities TriParty
       Joint Repurchase Agreement   FHLMC          4.50% - 6.50%   2018 - 2036
                                    FNMA           4.50% - 7.00%   2018 - 2046

 THE HARTFORD DIVIDEND & GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.0%
            BASIC MATERIALS -- 7.1%
   1,678    Alcoa, Inc. (G)...................................  $   54,203
     213    Bowater, Inc. (G).................................       5,816
     661    Companhia Vale do Rio Doce ADR (G)................      22,429
   1,265    E.I. DuPont de Nemours & Co. .....................      62,687
     796    International Paper Co. ..........................      26,835
     610    Kimberly-Clark Corp. .............................      42,299
     369    Newmont Mining Corp. .............................      16,619
      60    Rio Tinto plc ADR.................................      13,016
     321    Rohm & Haas Co. ..................................      16,717
                                                                ----------
                                                                   260,621
                                                                ----------
            CAPITAL GOODS -- 5.0%
     482    American Standard Cos., Inc. .....................      23,821
     594    Deere & Co. ......................................      59,536
     374    KLA-Tencor Corp. .................................      18,407
     281    Parker-Hannifin Corp. ............................      23,214
     624    Pitney Bowes, Inc. ...............................      29,890
   1,623    Xerox Corp. (D)...................................      27,910
                                                                ----------
                                                                   182,778
                                                                ----------
            CONSUMER CYCLICAL -- 7.9%
     690    Altria Group, Inc. ...............................      60,290
     422    Avery Dennison Corp. .............................      28,827
     395    Home Depot, Inc. (G)..............................      16,080
     599    Ltd. Brands, Inc. ................................      16,739
   1,000    McDonald's Corp. .................................      44,341
     170    NIKE, Inc. Class B (G)............................      16,837
     959    Sysco Corp. (G)...................................      33,127
   1,575    Wal-Mart Stores, Inc. ............................      75,117
                                                                ----------
                                                                   291,358
                                                                ----------
            CONSUMER STAPLES -- 5.8%
     357    Bunge Ltd. (G)....................................      27,494
     744    Coca-Cola Co. ....................................      35,628
     377    Nestle S.A. ADR (D)...............................      34,499
     209    PepsiCo, Inc. ....................................      13,629
     469    Procter & Gamble Co. .............................      30,419
   1,201    Tyson Foods, Inc. Class A.........................      21,323
     472    Unilever N.V. NY Shares...........................      12,600
     495    Weyerhaeuser Co. (G)..............................      37,118
                                                                ----------
                                                                   212,710
                                                                ----------
            ENERGY -- 15.2%
     232    Anadarko Petroleum Corp. .........................      10,154
     162    BP plc ADR........................................      10,263
   1,619    Chevron Corp. ....................................     117,993
     891    Conoco Phillips...................................      59,198
     900    EnCana Corp. .....................................      43,237
   1,713    Exxon Mobil Corp. ................................     126,935
     567    Royal Dutch Shell plc (G).........................      38,711
     409    Schlumberger Ltd. (G).............................      25,967
   1,271    Total S.A. ADR (G)................................      86,519
     761    XTO Energy, Inc. .................................      38,413
                                                                ----------
                                                                   557,390
                                                                ----------
            FINANCE -- 16.9%
     520    ACE Ltd. .........................................      30,069
     603    Allstate Corp. ...................................      36,246

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     651    American International Group, Inc. ...............  $   44,568
   2,020    Bank of America Corp. ............................     106,214
   1,909    Citigroup, Inc. ..................................     105,221
     470    Federal Home Loan Mortgage Corp. .................      30,491
     459    MBIA, Inc. (G)....................................      32,988
     458    Merrill Lynch & Co., Inc. ........................      42,851
     370    Metlife, Inc. ....................................      22,966
     187    PNC Financial Services Group, Inc. ...............      13,758
     258    Prudential Financial, Inc. .......................      22,987
     219    SLM Corp. ........................................      10,079
     602    State Street Corp. ...............................      42,758
     700    Synovus Financial Corp. ..........................      22,348
     849    UBS AG............................................      53,470
                                                                ----------
                                                                   617,014
                                                                ----------
            HEALTH CARE -- 9.6%
   1,373    Abbott Laboratories...............................      72,774
     483    AstraZeneca plc ADR...............................      27,041
   1,646    Bristol-Myers Squibb Co. (G)......................      47,391
   1,446    Eli Lilly & Co. ..................................      78,268
     626    Sanofi-Aventis S.A. ADR (G).......................      27,585
   2,494    Schering-Plough Corp. ............................      62,345
     394    Teva Pharmaceutical Industries Ltd. ADR (G).......      13,833
     426    Wyeth.............................................      21,054
                                                                ----------
                                                                   350,291
                                                                ----------
            SERVICES -- 7.2%
     784    Accenture Ltd. Class A............................      29,585
     518    Automatic Data Processing, Inc. ..................      24,709
     843    CBS Corp. Class B.................................      26,290
     676    Comcast Corp. Class A (D)(G)......................      29,980
     444    Comcast Corp. Special Class A (D).................      19,314
     584    New York Times Co. Class A (G)....................      13,489
     970    Time Warner, Inc. (G).............................      21,207
     414    United Parcel Service, Inc. Class B...............      29,902
     615    Viacom, Inc. Class B (D)..........................      25,018
     330    Warner Music Group Corp. .........................       7,065
     937    Waste Management, Inc. ...........................      35,603
                                                                ----------
                                                                   262,162
                                                                ----------
            TECHNOLOGY -- 16.8%
   4,045    AT&T, Inc. (G)....................................     152,209
   1,931    EMC Corp. (D).....................................      27,013
     826    First Data Corp. .................................      20,529
   2,758    General Electric Co. .............................      99,433
     733    International Business Machines Corp. ............      72,647
     336    Lockheed Martin Corp. ............................      32,646
     922    Maxim Integrated Products, Inc. ..................      28,410
     845    Medtronic, Inc. ..................................      45,160
   1,515    Microsoft Corp. ..................................      46,744
   1,914    Motorola, Inc. ...................................      37,989
     977    Verizon Communications, Inc. .....................      37,651
     175    Whirlpool Corp. ..................................      15,955
                                                                ----------
                                                                   616,386
                                                                ----------
            TRANSPORTATION -- 0.6%
   1,392    Southwest Airlines Co. ...........................      21,022
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 4.9%
     516    Dominion Resources, Inc. .........................  $   42,807
   1,041    Exelon Corp. .....................................      62,460
     779    FPL Group, Inc. ..................................      44,113
     298    Progress Energy, Inc. (G).........................      14,176
     208    Veolia Environment ADR (G)........................      14,689
                                                                ----------
                                                                   178,245
                                                                ----------
            Total common stock
              (cost $2,798,359) ..............................  $3,549,977
                                                                ----------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 13.5%
            REPURCHASE AGREEMENTS @ -- 2.9%
$ 21,979    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $   21,979
  30,462    BNP Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................      30,462
     926    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................         926
  15,424    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement
              5.27% 02/01/2007................................      15,424
  36,246    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      36,245
                                                                ----------
                                                                   105,036
                                                                ----------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.6%
 389,252    BNY Institutional Cash Reserve Fund...............     389,252
                                                                ----------
            Total short-term investments
              (cost $494,288).................................  $  494,288
                                                                ----------
            Total investments in securities
              (cost $3,292,647) (C)...........................  $4,044,265
            Other assets & liabilities........................    (386,181)
                                                                ----------
            Total net assets..................................  $3,658,084
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.59% of total net assets at January 31, 2007.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $3,295,834 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $770,656
      Unrealized depreciation........................   (22,225)
                                                       --------
      Net unrealized appreciation....................  $748,431
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                      SECURITY          COUPON       EXPIRATION
                                        TYPE             RATE           DATE
                                 ------------------  -------------   -----------
      Bank of America
       Securities TriParty
       Joint Repurchase
       Agreement                 FNMA                        5.00%          2035
      BNP-Paribas TriParty
       Joint Repurchase
       Agreement                 FHLMC               4.50% - 5.00%   2020 - 2035
                                 FNMA                4.50% - 6.50%   2034 - 2036
      Deutsche Bank Securities
       Joint Repurchase
       Agreement                 U.S. Treasury Note         3.375%          2029
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement      FHLMC               4.50% - 6.50%   2020 - 2035
                                 GNMA                5.00% - 6.00%   2032 - 2033
      UBS Securities TriParty
       Joint Repurchase
       Agreement                 FHLMC               4.50% - 6.50%   2018 - 2036
                                 FNMA                4.50% - 7.00%   2018 - 2046

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.1%
            BASIC MATERIALS -- 8.1%
    137     Air Products and Chemicals, Inc. .................  $ 10,258
    271     Alcoa, Inc. ......................................     8,769
    424     Dow Chemical Co. .................................    17,601
    206     E.I. DuPont de Nemours & Co. .....................    10,229
     87     International Paper Co. ..........................     2,932
    160     Kimberly-Clark Corp. .............................    11,134
    108     PPG Industries, Inc. .............................     7,188
                                                                --------
                                                                  68,111
                                                                --------
            CAPITAL GOODS -- 6.5%
    101     3M Co. ...........................................     7,527
    208     American Standard Cos., Inc. .....................    10,263
    118     Deere & Co. ......................................    11,793
    173     Goodrich Corp. ...................................     8,461
    342     Pitney Bowes, Inc. ...............................    16,372
                                                                --------
                                                                  54,416
                                                                --------
            CONSUMER CYCLICAL -- 3.4%
    327     Altria Group, Inc. ...............................    28,559
                                                                --------
            CONSUMER STAPLES -- 6.7%
    181     Campbell Soup Co. ................................     6,980
    127     Colgate-Palmolive Co. ............................     8,647
     90     Diageo plc ADR....................................     7,117
    202     General Mills, Inc. ..............................    11,541
    235     Kellogg Co. ......................................    11,581
    164     PepsiCo, Inc. ....................................    10,712
                                                                --------
                                                                  56,578
                                                                --------
            ENERGY -- 11.3%
    336     Chevron Corp. ....................................    24,466
    296     Conoco Phillips...................................    19,648
    502     Exxon Mobil Corp. ................................    37,170
    254     Halliburton Co. ..................................     7,512
     88     Royal Dutch Shell plc ADR.........................     5,940
                                                                --------
                                                                  94,736
                                                                --------
            FINANCE -- 31.1%
    165     ACE Ltd. .........................................     9,557
    183     Allstate Corp. ...................................    10,979
    677     Bank of America Corp. ............................    35,577
    231     Bank of New York Co., Inc. .......................     9,246
    281     Chubb Corp. ......................................    14,637
    686     Citigroup, Inc. ..................................    37,797
    576     Host Hotels & Resorts, Inc. ......................    15,249
    421     JP Morgan Chase & Co. ............................    21,426
    161     Merrill Lynch & Co., Inc. ........................    15,050
    245     PNC Financial Services Group, Inc. ...............    18,054
    116     SunTrust Banks, Inc. .............................     9,613
    380     UBS AG............................................    23,969
    677     US Bancorp........................................    24,097
    131     Wachovia Corp. ...................................     7,377
    230     Wells Fargo & Co. ................................     8,247
                                                                --------
                                                                 260,875
                                                                --------
            HEALTH CARE -- 6.5%
    228     Abbott Laboratories...............................    12,095
    268     Baxter International, Inc. .......................    13,302

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- 6.5% -- (CONTINUED)
    302     Bristol-Myers Squibb Co. .........................  $  8,689
    416     Wyeth.............................................    20,533
                                                                --------
                                                                  54,619
                                                                --------
            SERVICES -- 2.4%
     75     Gannett Co., Inc. ................................     4,379
    195     R.R. Donnelley & Sons Co. ........................     7,231
    231     Waste Management, Inc. ...........................     8,762
                                                                --------
                                                                  20,372
                                                                --------
            TECHNOLOGY -- 11.5%
  1,034     AT&T, Inc. .......................................    38,924
    211     Chunghwa Telecom Co., Ltd. ADR....................     4,370
    952     General Electric Co. .............................    34,312
    494     Verizon Communications, Inc. .....................    19,012
                                                                --------
                                                                  96,618
                                                                --------
            UTILITIES -- 10.6%
    209     American Electric Power Co., Inc. ................     9,102
    170     Consolidated Edison, Inc. ........................     8,193
    122     Dominion Resources, Inc. .........................    10,130
     96     Entergy Corp. ....................................     8,932
    173     Exelon Corp. .....................................    10,390
    408     FPL Group, Inc. ..................................    23,110
    175     PPL Corp. ........................................     6,244
    135     SCANA Corp. ......................................     5,506
    190     Southern Co. .....................................     6,937
                                                                --------
                                                                  88,544
                                                                --------
            Total common stock
              (cost $710,942).................................  $823,428
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 1.8%
            REPURCHASE AGREEMENTS @ -- 1.8%
 $3,124     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $  3,124
  4,330     BNP Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................     4,330
    132     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       132
  2,192     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement
              5.27% 02/01/2007................................     2,192
  5,152     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................     5,152
                                                                --------
            Total short-term investments
              (cost $14,930)..................................  $ 14,930
                                                                --------
            Total investments in securities
              (cost $725,872) (C).............................  $838,358
            Other assets & liabilities........................       860
                                                                --------
            Total net assets..................................  $839,218
                                                                ========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.93% of total net assets at January 31, 2007.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $725,984 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $115,702
      Unrealized depreciation........................    (3,328)
                                                       --------
      Net unrealized appreciation....................  $112,374
                                                       ========

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                              EXPIRATION
                                SECURITY TYPE   COUPON RATE      DATE
                                -------------   -----------   ----------
      Bank of America
       Securities TriParty
       Joint Repurchase
       Agreement                FNMA                   5.00%         2035
      BNP - Paribas TriParty
       Joint Repurchase
       Agreement                FHLMC          4.50% - 5.00%  2020 - 2035
                                FNMA           4.50% - 6.50%  2034 - 2036
      Deutsche Bank Securities
       Joint Repurchase
       Agreement                U.S. Treasury         3.375%         2029
                                Note
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement     FHLMC          4.50% - 6.50%  2020 - 2035
                                GNMA           5.00% - 6.00%  2032 - 2033
      UBS Securities TriParty
       Joint Repurchase
       Agreement                FHLMC          4.50% - 6.50%  2018 - 2036
                                FNMA           4.50% - 7.00%  2018 - 2046

 THE HARTFORD FLOATING RATE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.2%
            FINANCE -- 0.2%
$  2,000    CS First Boston Mortgage Securities Corp.,
              7.02%, 11/15/2019 #(I)(L).......................  $    1,948
   1,800    CS First Boston Mortgage Securities Corp.,
              7.27%, 11/15/2019 #(I)(L).......................       1,747
   1,500    Lehman Brothers Commercial Mortgage Trust,
              6.97%, 07/15/2018 #(I)(L).......................       1,502
                                                                ----------
            Total asset & commercial
              mortgage backed securities
              (cost $5,279)...................................  $    5,197
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 0.3%
            SERVICES -- 0.3%
   2,500    Service Corp. International -- Series A,
              7.37%, 11/28/2011 (H)(L)........................  $    2,500
   8,000    Service Corp. International -- Series B,
              7.37%, 11/28/2011 (H)(L)........................       8,000
                                                                ----------
            Total corporate bonds: investment grade
              (cost $10,500)..................................  $   10,500
                                                                ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 7.9%
            BASIC MATERIALS -- 2.3%
  11,000    Abitibi-Consolidated, Inc.,
              8.86%, 06/15/2011 #(L)..........................  $   11,028
   2,000    Ainsworth Lumber Co., Ltd.,
              9.11%, 10/01/2010 (L)...........................       1,695
   3,000    Ainsworth Lumber Co., Ltd.,
              9.36%, 04/01/2013 #(L)..........................       2,280
  12,000    Bowater, Inc.,
              8.36%, 03/15/2010 #(L)..........................      12,120
   1,000    Equistar Chemicals L.P.,
              8.75%, 02/15/2009 #.............................       1,048
   1,000    Equistar Chemicals L.P.,
              10.63%, 05/01/2011 #............................       1,060
   9,055    Lyondell Chemical Co.,
              11.13%, 07/15/2012 #............................       9,745
   1,500    MacDermid, Inc.,
              9.13%, 07/15/2011...............................       1,571
   5,700    Nalco Co.,
              7.75%, 11/15/2011 #.............................       5,814
  14,195    Nova Chemicals Corp.,
              8.50%, 11/15/2013 #(L)..........................      14,124
   2,500    OM Group, Inc.,
              9.25%, 12/15/2011...............................       2,597
   5,220    Playtex Products, Inc.,
              9.38%, 06/01/2011 #.............................       5,416
   4,000    United States Steel Corp.,
              9.75%, 05/15/2010 #.............................       4,230
   3,000    Verso Paper Holdings LLC,
              9.12%, 08/01/2014 #(I)(L).......................       3,075
                                                                ----------
                                                                    75,803
                                                                ----------
            CAPITAL GOODS -- 0.1%
   4,000    ESCO Corp.,
              9.24%, 12/15/2013 #(I)(L).......................       4,090
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            CONSUMER CYCLICAL -- 1.7%
$  9,000    Amerigas Partners L.P.,
              7.25%, 05/20/2015 #.............................  $    8,910
  12,415    Aramark Corp.,
              8.86%, 02/01/2015 #(I)(L).......................      12,663
   7,115    Autonation, Inc.,
              7.36%, 04/15/2013 #(L)..........................       7,168
   8,550    Builders FirstSource, Inc.,
              9.62%, 02/15/2012 #(L)..........................       8,636
   2,000    GSC Holdings Corp.,
              9.24%, 10/01/2011 #(L)..........................       2,075
   3,000    K. Hovnanian Enterprises, Inc.,
              8.88%, 04/01/2012 #.............................       3,068
   8,500    Levi Strauss & Co.,
              10.11%, 04/01/2012 #(L).........................       8,713
   5,990    Stater Brothers Holdings, Inc.,
              8.86%, 06/15/2010 #(L)..........................       6,065
                                                                ----------
                                                                    57,298
                                                                ----------
            CONSUMER STAPLES -- 0.5%
   4,001    Land O'Lakes, Inc.,
              8.75%, 11/15/2011 #.............................       4,176
   5,395    Nutro Products, Inc.,
              9.40%, 10/15/2013 #(I)(L).......................       5,570
   5,900    Pilgrim's Pride Corp.,
              9.63%, 09/15/2011 #.............................       6,166
                                                                ----------
                                                                    15,912
                                                                ----------
            FINANCE -- 0.5%
   4,000    Crescent Real Estate Equities L.P.,
              9.25%, 04/15/2009 #.............................       4,100
   5,000    Ford Motor Credit Co.,
              8.11%, 01/13/2012 #(L)..........................       5,021
   2,000    Ford Motor Credit Co.,
              8.37%, 11/02/2007 #(L)..........................       2,029
   2,590    Ford Motor Credit Co.,
              9.81%, 04/15/2012 (L)...........................       2,808
   3,155    Snowqualmie Entertainment Authority,
              9.15%, 02/01/2014 #(I)(L).......................       3,175
                                                                ----------
                                                                    17,133
                                                                ----------
            SERVICES -- 0.7%
   3,000    Aztar Corp.,
              9.00%, 08/15/2011...............................       3,135
  12,500    Cablevision Systems Corp.,
              9.87%, 04/01/2009 #(L)..........................      13,250
   1,500    Primedia, Inc.,
              10.75%, 05/15/2010 #(L).........................       1,558
   4,700    Unisys Corp.,
              7.88%, 04/01/2008 #.............................       4,700
                                                                ----------
                                                                    22,643
                                                                ----------
            TECHNOLOGY -- 2.0%
  11,000    American Cellular Corp.,
              10.00%, 08/01/2011 #............................      11,660
   7,000    Centennial Communications Corp.,
              11.11%, 01/01/2013 #(L).........................       7,403
   2,000    Dobson Cellular Systems,
              8.38%, 11/01/2011 #.............................       2,113

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$  7,000    Dobson Communications Corp.,
              9.61%, 10/15/2012 #(L)..........................  $    7,175
   9,000    Intelsat Bermuda Ltd.,
              8.87%, 01/15/2015 #(I)(L).......................       9,158
  15,040    NXP B.V./NXP Funding LLC,
              8.11%, 10/15/2013 (I)(L)........................      15,322
   2,900    Qwest Communications International, Inc.,
              8.87%, 02/15/2009 #(L)..........................       2,936
   2,390    Qwest Corp.,
              8.61%, 06/15/2013 (L)...........................       2,605
   4,000    Rogers Wireless, Inc.,
              8.48%, 12/15/2010 #(L)..........................       4,080
   6,500    Rural Cellular Corp.,
              11.12%, 11/01/2012 #(L).........................       6,793
                                                                ----------
                                                                    69,245
                                                                ----------
            UTILITIES -- 0.1%
   3,000    Calpine Generating Co. LLC,
              9.07%, 04/01/2009 #(F)(H)(L)....................       3,015
                                                                ----------
            Total corporate bonds: non-investment grade
              (cost $264,065).................................  $  265,139
                                                                ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- 90.4%
            BASIC MATERIALS -- 10.9%
     125    Basell Finance Co., Term Loan B4,
              7.60%, 09/15/2013 (N)...........................  $      126
     625    Basell Finance Co., Term Loan C2,
              7.60%, 09/15/2013 (N)...........................         629
     125    Basell Finance Co., Term Loan B2,
              8.35%, 09/15/2013 (N)...........................         126
     625    Basell Finance Co., Term Loan C4,
              8.35%, 09/15/2013 (N)...........................         629
   3,990    Berry Plastics Corp.,
              7.11%, 09/05/2013 (N)...........................       4,006
   4,950    Blount, Inc.,
              7.09%, 06/09/2010 (N)...........................       4,956
   1,000    Brenntag AG,
              11.89%, 12/22/2012 (N)..........................       1,023
     196    Brenntag Group, Second Lien Term Loan,
              7.89%, 01/12/2014 (N)...........................         198
     804    Brenntag Group, Term Loan B2,
              7.89%, 01/12/2014 (N)...........................         813
   1,667    Calumet Lubricants Co. L.P.,
              8.70%, 12/01/2012 (AA)..........................       1,667
   1,650    Calumet Lubricants Co. L.P.,
              8.85%, 12/01/2012 (N)...........................       1,650
   3,708    Celanese Holdings LLC,
              7.11%, 04/06/2011 (N)...........................       3,729
   2,676    Coffeyville Resources,
              8.36%, 12/21/2010 (N)...........................       2,691
  13,824    Coffeyville Resources,
              8.36%, 12/21/2013 (N)...........................      13,905
   4,000    Columbian Chemicals Co.,
              7.11%, 03/15/2013 (N)...........................       4,000
   7,258    Compass Minerals Group, Inc.,
              6.86%, 12/22/2012 (N)...........................       7,271

PRINCIPAL                                                          Market
AMOUNT (B)                                                       Value (W)
----------                                                       ----------
             BASIC MATERIALS -- (CONTINUED)
 $  7,468    Covalence Specialty Materials Corp.,
               7.38%, 05/18/2013 (N)...........................  $    7,449
    8,000    Covalence Specialty Materials Corp.,
               8.63%, 02/10/2013 (N)...........................       8,020
    5,968    Eastman Kodak Co.,
               7.57%, 10/19/2012 (N)...........................       5,974
    7,807    Eastman Kodak Co.,
               7.61%, 10/19/2012 (AA)..........................       7,824
    6,889    Georgia Gulf Corp.,
               7.32%, 09/01/2013 (N)...........................       6,940
    7,167    Georgia-Pacific Corp.,
               7.11%, 02/14/2013 (N)...........................       7,207
   25,303    Georgia-Pacific Corp.,
               7.35%, 02/14/2013 (N)...........................      25,521
    1,000    Goodyear Tire & Rubber,
               6.98%, 04/30/2010 (AA)..........................       1,007
    7,000    Goodyear Tire & Rubber,
               8.14%, 04/30/2010 (N)...........................       7,074
    2,500    Goodyear Tire & Rubber,
               8.89%, 04/30/2010 (N)...........................       2,528
    5,942    Graham Packaging Co. L.P.,
               7.63%, 10/07/2011 (N)...........................       5,982
      992    Graham Packaging Co. L.P.,
               7.69%, 10/07/2011 (N)...........................       1,004
    2,500    Graham Packaging Co. L.P.,
               9.63%, 04/07/2012 (N)...........................       2,519
    1,822    Graphic Packaging,
               7.86%, 08/08/2010 (N)...........................       1,842
   21,610    Hexion Specialty Chemicals, Term Loan C1,
               7.88%, 05/15/2013 (N)...........................      21,701
    4,695    Hexion Specialty Chemicals, Term Loan C2,
               7.88%, 05/15/2013 (N)...........................       4,715
    1,496    Hexion Specialty Chemicals, Term Loan C4,
               7.88%, 05/15/2013 (N)...........................       1,503
   28,230    Huntsman International, Inc.,
               7.07%, 08/16/2012 (N)...........................      28,347
  EUR 500    Ineos Group Holdings plc,
               7.28%, 02/01/2013 (N)...........................         663
    5,198    Ineos Group Holdings plc,
               7.61%, 02/01/2013 (N)...........................       5,243
    5,198    Ineos Group Holdings plc,
               8.11%, 02/01/2013 (N)...........................       5,249
      696    Innophos, Inc.,
               7.57%, 08/01/2010 (N)...........................         698
    3,910    Intertape Polymer Group, Inc.,
               8.07%, 07/28/2011 (N)...........................       3,915
   22,729    ISP Chemco, Inc.,
               7.38%, 02/16/2013 (N)(Q)........................      22,885
   17,793    Jarden Corp., Term Loan B2,
               7.11%, 01/24/2012 (N)...........................      17,796
    5,923    Jarden Corp., Term Loan B3,
               7.11%, 01/24/2012 (N)...........................       5,916
   12,881    Jarden Corp., Term Loan,
               7.36%, 01/24/2012 (N)(Q)........................      12,895
   16,868    John Maneely Co.,
               8.62%, 12/06/2013 (N)...........................      16,899
    1,995    Kranson Industries,
               8.11%, 07/31/2013 (N)...........................       2,002

 THE HARTFORD FLOATING RATE FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
$  8,479    Lyondell Chemical Co.,
              7.12%, 08/16/2013 (N)...........................  $    8,531
   5,000    Mega Bloks, Inc.,
              7.15%, 07/26/2012 (N)...........................       5,000
   1,508    Mueller Group, Inc.,
              7.34%, 10/31/2012 (N)...........................       1,515
  10,191    Nalco Co.,
              7.11%, 11/04/2010 (N)...........................      10,253
   2,402    NCI Building Systems, Inc.,
              6.84%, 06/18/2010 (N)...........................       2,401
   1,462    Novelis, Inc., Canadian Term Loan,
              7.62%, 01/07/2012 (N)...........................       1,465
   2,538    Novelis, Inc., US Term Loan B,
              7.62%, 01/07/2012 (N)...........................       2,543
     987    PQ Corp.,
              7.37%, 02/11/2012 (N)...........................         991
     221    Resources Services Holdings USA, Inc.,
              8.61%, 10/18/2012 (N)...........................         222
     205    Resources Services Holdings USA, Inc., Canadian
              Term Loan,
              8.61%, 10/18/2012 (N)...........................         206
   2,068    Resources Services Holdings USA, Inc., US Term
              Loan,
              8.61%, 10/18/2012 (N)...........................       2,081
     438    Smurfit-Stone Container Enterprises, Inc.,
              7.48%, 11/01/2010 (AA)..........................         442
   2,014    Smurfit-Stone Container Enterprises, Inc., Term
              Loan B,
              7.63%, 11/01/2010 (N)...........................       2,032
   1,060    Smurfit-Stone Container Enterprises, Inc., Term
              Loan C,
              7.63%, 11/01/2011 (N)...........................       1,070
   2,371    Smurfit-Stone Container Enterprises, Inc., Term
              Loan C1,
              7.63%, 11/01/2011 (N)...........................       2,395
  10,666    Solo Cup Co.,
              8.82%, 02/27/2011 (N)...........................      10,799
   4,300    Solo Cup Co.,
              11.57%, 02/25/2012 (N)..........................       4,397
   2,000    Solutia, Inc.,
              8.36%, 03/31/2008 (AA)(Q).......................       2,015
  15,301    Tupperware Corp.,
              6.86%, 11/07/2012 (N)(Q)........................      15,263
                                                                ----------
                                                                   362,358
                                                                ----------
            CAPITAL GOODS -- 2.3%
   5,190    ACCO Brands Corp.,
              7.12%, 08/15/2012 (N)...........................       5,213
   2,500    Babcock & Wilcox Co.,
              8.01%, 02/14/2012 (AA)..........................       2,509
   2,000    Babcock & Wilcox Co.,
              8.32%, 02/14/2012 (N)...........................       2,005
   2,500    BE Aerospace, Inc.,
              7.15%, 08/22/2012 (N)...........................       2,513
   2,424    Bluegrass Container Corp.,
              10.32%, 06/29/2013 (N)..........................       2,473

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            CAPITAL GOODS -- (CONTINUED)
$  7,576    Bluegrass Container Corp.,
              10.33%, 06/29/2013 (N)..........................  $    7,680
   2,292    Bluegrass Container Corp., First Lien Term Loan,
              7.60%, 06/29/2013 (N)...........................       2,309
   7,658    Bluegrass Container Corp., Second Lien Term Loan,
              7.60%, 06/29/2013 (N)...........................       7,731
   3,366    Dresser, Inc.,
              8.13%, 11/01/2013 (N)...........................       3,388
     694    Invensys International Holdings,
              7.36%, 01/15/2011 (N)...........................         699
     556    Invensys International Holdings,
              7.37%, 12/15/2010 (N)...........................         559
   3,205    K & F Industries, Inc.,
              7.32%, 11/18/2012 (N)...........................       3,217
   1,264    Mid-Western Aircraft Systems, Inc.,
              7.11%, 12/31/2011 (AA)..........................       1,266
  11,960    Nacco Material Handling Group,
              7.37%, 03/22/2013 (N)...........................      11,975
   3,292    Primus International, Inc.,
              7.82%, 06/07/2012 (N)...........................       3,309
   3,966    Targus Group International,
              8.87%, 11/22/2012 (N)...........................       3,973
   4,000    Transdigm, Inc.,
              7.37%, 06/23/2013 (N)...........................       4,020
   5,657    Unifrax Corp.,
              7.63%, 05/02/2013 (N)...........................       5,671
   1,734    Visant Holding Corp.,
              7.37%, 10/04/2011 (N)...........................       1,742
   3,986    Vought Aircraft Industries, Inc.,
              7.88%, 12/22/2011 (N)...........................       4,011
   2,000    Wesco Aircraft Hardware Corp.,
              7.57%, 09/29/2013 (N)...........................       2,013
                                                                ----------
                                                                    78,276
                                                                ----------
            CONSUMER CYCLICAL -- 13.9%
   7,146    Accuride Corp.,
              7.38%, 01/31/2012 (N)...........................       7,158
  19,839    AM General LLC,
              8.39%, 09/01/2013 (N)...........................      20,029
     661    American General LLC,
              8.32%, 09/01/2013 (N)...........................         668
   1,317    Aramark Corp.,
              7.45%, 01/19/2014 (N)...........................       1,331
  18,683    Aramark Corp.,
              7.47%, 01/19/2014 (N)...........................      18,880
   3,990    Armstrong World Industries, Inc.,
              7.07%, 10/13/2013 (N)...........................       4,007
   3,899    Atrium Co, Inc.,
              8.11%, 06/12/2012 (N)...........................       3,858
   3,479    Axletech International,
              7.61%, 10/20/2012 (N)...........................       3,496
   2,000    Axletech International,
              11.86%, 04/20/2013 (N)..........................       2,010
   1,985    Brand Services, Inc.,
              9.50%, 01/15/2012 (N)...........................       1,985
   1,496    Building Materials Holdings Corp.,
              7.86%, 11/10/2013 (N)...........................       1,507

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$  1,930    Burlington Coat Factory Warehouse Corp.,
              7.62%, 05/28/2013 (N)...........................  $    1,915
     405    Collins & Aikman,
              8.38%, 05/17/2007 (F)(N)........................         400
   5,951    Contech Construction Products,
              7.33%, 01/31/2013 (N)...........................       5,973
   4,886    Custom Building Products,
              7.61%, 10/20/2011 (N)...........................       4,892
  26,500    Dana Corp.,
              7.82%, 03/03/2008 (F)(N)........................      26,476
   5,500    David's Bridal, Inc.,
              7.36%, 01/25/2014 (AA)(Q).......................       5,507
   8,000    Delphi Corp.,
              8.13%, 01/18/2008 (N)...........................       8,040
   5,970    Dollarama Group L.P.,
              7.36%, 11/18/2011 (N)...........................       6,000
  12,925    Easton-Bell Sports, Inc.,
              7.07%, 03/16/2012 (N)...........................      12,930
   2,750    Federal-Mogul Corp.,
              7.32%, 12/09/2006 (F)(N)........................       2,753
  22,165    Ford Motor Co.,
              8.36%, 12/12/2013 (N)...........................      22,418
   4,500    Foster Wheeler LLC,
              7.26%, 09/12/2011 (AA)..........................       4,523
  13,500    General Motors Corp.,
              7.75%, 11/27/2013 (N)...........................      13,606
   5,093    Hanesbrands, Inc.,
              7.61%, 09/05/2013 (N)...........................       5,149
   5,380    Invista B.V.,
              6.86%, 04/30/2010 (N)...........................       5,353
   9,927    Invista B.V.,
              6.88%, 04/30/2010 (N)...........................       9,877
  14,722    Jean Coutu Group,
              7.88%, 07/30/2011 (N)...........................      14,736
  11,964    Lear Corp.,
              7.87%, 04/25/2012 (N)...........................      12,071
   7,455    Masonite International Corp., US Term Loan,
              7.36%, 04/30/2010 (N)...........................       7,405
   7,444    Masonite International Corp., Canadian Term Loan,
              7.36%, 04/30/2010 (N)...........................       7,398
   4,000    Masonite International Corp.,
              11.00%, 10/11/2011 (N)..........................       3,600
   5,860    Michaels Stores, Inc.,
              8.13%, 10/30/2012 (N)...........................       5,904
   3,030    Mosaic Co.,
              7.11%, 11/30/2013 (N)...........................       3,046
   1,867    Navistar International,
              7.17%, 01/17/2012 (N)(Q)........................       1,897
   5,133    Navistar International,
              8.61%, 01/17/2012 (N)(Q)........................       5,222
   6,593    Neiman Marcus Group,
              7.60%, 04/06/2013 (N)...........................       6,658
   7,912    Nortek, Inc.,
              7.35%, 08/27/2011 (N)(Q)........................       7,925
   2,000    Oshkosh Trucking Corp.,
              7.11%, 12/06/2013 (AA)(Q).......................       1,990

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            CONSUMER CYCLICAL -- (CONTINUED)
$ 37,000    Oshkosh Trucking Corp.,
              7.35%, 11/30/2013 (N)...........................  $   37,153
   6,000    Petco Animal Supplies, Inc,
              8.10%, 10/25/2013 (N)...........................       6,054
   2,985    Pro-Build Holdings, Inc.,
              7.11%, 06/21/2013 (N)...........................       2,980
   3,990    Radio Systems Corp.,
              8.07%, 10/31/2013 (N)...........................       4,010
  14,500    RJ Tower Corp.,
              9.88%, 08/02/2007 (F)(N)(Q).....................      14,483
   6,445    Roundy's Supermarkets, Inc.,
              8.12%, 11/03/2011 (N)(Q)........................       6,493
   2,993    Sally Holdings LLC,
              7.87%, 11/10/2013 (N)...........................       3,016
   2,000    Samsonite Corp.,
              7.56%, 12/21/2013 (N)...........................       2,016
   9,460    Sports Authority, Inc.,
              7.61%, 04/25/2013 (N)...........................       9,466
  12,000    Standard Pacific Corp.,
              6.87%, 04/25/2013 (N)...........................      11,940
     333    Standard Steel LLC,
              7.86%, 07/10/2012 (AA)(Q).......................         336
   1,658    Standard Steel LLC,
              7.87%, 07/10/2012 (N)...........................       1,671
   3,000    Sturm Foods, Inc.,
              7.86%, 01/30/2014 (AA)(Q).......................       3,021
   4,326    Supervalu, Inc.,
              6.85%, 06/01/2011 (N)...........................       4,326
  26,815    Supervalu Inc.,
              7.10%, 05/30/2013 (N)...........................      26,945
   3,466    Tensar Corp.,
              8.11%, 10/28/2012 (N)...........................       3,484
  24,500    Toys R Us, Inc.,
              8.33%, 11/30/2008 (N)...........................      24,653
   3,465    TRW Automotive,
              6.88%, 06/30/2012 (N)...........................       3,461
   3,969    United Subcontractors, Inc.,
              8.12%, 12/27/2012 (N)...........................       3,892
  14,133    William Carter Co.,
              6.86%, 07/14/2012 (N)...........................      14,142
                                                                ----------
                                                                   462,135
                                                                ----------
            CONSUMER STAPLES -- 3.8%
   2,538    Agricore United, Canadian Term Loan,
              7.13%, 08/04/2013 (N)...........................       2,538
   1,442    Agricore United, Term Loan,
              7.13%, 08/04/2013 (N)...........................       1,442
   1,500    American Seafoods Group, Add-on Term Loan,
              7.11%, 09/30/2012 (N)(Q)........................       1,504
   1,330    American Seafoods Group, Term Loan B1,
              7.11%, 09/30/2011 (AA)..........................       1,339
  14,592    American Seafoods Group, Term Loan B2,
              7.11%, 09/30/2012 (N)...........................      14,574
     906    Birds Eye Foods, Inc.,
              8.10%, 08/18/2008 (N)...........................         906
   4,500    Chattem, Inc.,
              7.27%, 12/15/2012 (N)...........................       4,520

 THE HARTFORD FLOATING RATE FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
$    715    Chiquita Brands International, Term Loan B,
              8.38%, 06/28/2012 (N)...........................  $      716
  15,383    Chiquita Brands International, Term Loan C,
              8.38%, 06/28/2012 (N)...........................      15,537
   6,000    Commonwealth Brands, Inc.,
              7.63%, 12/22/2012 (N)...........................       6,048
   2,500    Constellation Brands, Inc.,
              6.88%, 06/05/2013 (N)...........................       2,516
   3,972    Del Monte Corp.,
              6.84%, 02/08/2012 (N)...........................       3,981
   2,668    Dole Food Co.,
              7.23%, 04/12/2013 (AA)(Q).......................       2,656
  18,471    Dole Food Co.,
              7.45%, 04/12/2013 (N)(Q)........................      18,402
   5,541    Dole Food Co.,
              7.55%, 04/12/2013 (N)(Q)........................       5,526
   4,000    DS Waters, Inc.,
              7.86%, 11/03/2013 (N)...........................       4,010
     381    Johnson Diversey, Inc.,
              7.87%, 12/16/2010 (N)...........................         384
   2,289    Johnson Diversey, Inc.,
              7.87%, 12/16/2011 (N)...........................       2,307
   6,197    Michael Foods, Inc.,
              7.35%, 11/21/2010 (N)...........................       6,226
   2,795    New Page Corp.,
              8.36%, 05/02/2011 (N)...........................       2,823
   7,777    Nutro Products, Inc.,
              7.35%, 04/21/2013 (N)...........................       7,782
     832    OSI Group, Inc, Dutch Term Loan,
              7.36%, 09/02/2011 (N)...........................         833
     666    OSI Group, Inc, German Term Loan,
              7.36%, 09/02/2011 (N)...........................         666
   1,497    OSI Group, Inc, US Term Loan B,
              7.36%, 09/02/2011 (N)...........................       1,499
   6,154    Pierre Foods, Inc.,
              7.61%, 06/30/2010 (N)...........................       6,181
   9,950    Reynolds American, Inc.,
              7.14%, 05/31/2012 (N)...........................      10,018
   2,985    United Agri Products, Inc.,
              7.36%, 06/01/2012 (N)...........................       2,989
                                                                ----------
                                                                   127,923
                                                                ----------
            ENERGY -- 2.0%
   2,756    Citgo Petroleum Corp.,
              6.68%, 11/14/2012 (N)...........................       2,757
  13,000    Energy Transfer Equity L.P.,
              7.10%, 12/19/2012 (N)...........................      13,083
   7,960    Helix Energy Solutions Group, Inc.,
              7.33%, 05/31/2013 (N)...........................       7,983
   8,960    Key Energy Services,
              7.84%, 06/30/2012 (N)(Q)........................       9,016
   1,270    Magellan Midstream Holdings L.P.,
              7.37%, 07/31/2012 (N)...........................       1,275
   4,000    McJunkin Corp.,
              7.61%, 01/30/2014 (AA)..........................       4,025
   1,750    MEG Energy Corp.,
              7.36%, 04/03/2013 (AA)(Q).......................       1,734

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- (CONTINUED)
$  1,737    MEG Energy Corp.,
              7.37%, 04/03/2013 (N)...........................  $    1,744
   6,707    NE Energy, Inc., Term Loan B,
              7.87%, 10/19/2013 (N)...........................       6,776
     793    NE Energy, Inc., Letter of Credit,
              7.87%, 10/19/2013 (N)...........................         801
     423    Niska Gas Storage LLC,
              7.10%, 05/03/2013 (N)...........................         422
     606    Niska Gas Storage LLC, Asset Sale,
              7.10%, 05/03/2013 (N)...........................         607
     632    Niska Gas Storage LLC,
              7.14%, 05/03/2013 (N)...........................         632
   3,309    Niska Gas Storage LLC,
              7.15%, 05/03/2013 (N)...........................       3,314
   1,164    Targa Resources, Inc.,
              7.49%, 10/31/2012 (AA)..........................       1,175
   4,789    Targa Resources, Inc.,
              7.61%, 10/31/2012 (N)...........................       4,819
   2,000    Texas Petrochemicals L.P.,
              7.87%, 06/27/2013 (AA)..........................       2,018
   5,970    Texas Petrochemicals L.P.,
              7.94%, 06/27/2013 (N)...........................       6,022
                                                                ----------
                                                                    68,203
                                                                ----------
            FINANCE -- 6.5%
   1,850    Ameritrade Holding Corp.,
              6.57%, 12/31/2011 (N)...........................       1,853
   8,330    Ameritrade Holding Corp.,
              6.82%, 12/31/2011 (N)...........................       8,347
   8,000    Ashtead Group plc,
              7.13%, 08/21/2011 (N)...........................       7,992
   9,419    Avis Budget Car Rental LLC,
              6.61%, 04/19/2012 (N)...........................       9,388
   6,214    BNY Convergex Group LLC & EZE Castle Software,
              8.36%, 08/30/2013 (N)...........................       6,239
   3,000    Brickman Group Holdings, Inc.,
              7.36%, 01/24/2014 (AA)(Q).......................       3,008
   8,007    Buckeye Check Cashing, Inc.,
              8.12%, 05/01/2012 (N)...........................       8,027
   7,442    Capital Automotive L.P.,
              7.08%, 12/20/2010 (N)...........................       7,500
   5,000    CB Richard Ellis Services, Inc.,
              6.86%, 12/14/2013 (N)...........................       5,013
   5,486    Conseco, Inc.,
              7.32%, 10/04/2013 (N)...........................       5,509
  12,500    Crescent Resources LLC,
              8.32%, 09/07/2012 (N)...........................      12,469
   2,587    Dollar Financial Corp., Term Loan,
              8.05%, 10/30/2012 (N)...........................       2,593
   1,902    Dollar Financial Corp., Delayed Draw Term Loan,
              8.05%, 10/30/2012 (N)...........................       1,907
   3,500    FSB Holdings, Inc.,
              7.88%, 09/29/2013 (N)...........................       3,526
     500    FSB Holdings, Inc.,
              11.13%, 03/29/2014 (N)..........................         503
  23,500    General Growth Properties,
              6.57%, 02/24/2010 (N)...........................      23,391

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    682    Ginn Club and Resorts,
              8.36%, 06/07/2013 (N)...........................  $      662
     314    Ginn-LA CS Borrower LLC & Ginn-LA Conduit Lender,
              8.35%, 06/07/2013 (AA)..........................         305
   4,963    Golden Gate National,
              8.11%, 03/14/2011 (N)...........................       4,994
   6,175    Hertz Corp.,
              7.35%, 12/21/2012 (N)...........................       6,215
     779    Hertz Corp.,
              7.62%, 12/21/2012 (AA)..........................         784
     569    Lion Gables Realty L.P.,
              7.07%, 03/30/2007 (N)...........................         569
   7,000    LNR Properties Corp.,
              8.12%, 06/29/2009 (N)...........................       7,000
  19,000    LNR Properties Corp.,
              8.12%, 06/29/2011 (N)...........................      19,067
   2,488    Mattamy Funding Partnership,
              7.63%, 04/11/2013 (N)...........................       2,497
   4,988    Nasdaq Stock Market, Inc., Incremental Term Loan,
              7.07%, 05/22/2012 (N)...........................       4,994
   2,921    Nasdaq Stock Market, Inc., Term Loan B,
              7.07%, 05/22/2012 (N)...........................       2,927
   1,693    Nasdaq Stock Market, Inc., Term Loan C,
              7.07%, 05/22/2012 (N)...........................       1,698
   3,537    Newkirk Master L.P., NMLP,
              7.08%, 08/10/2012 (N)...........................       3,537
   3,178    Newkirk Master L.P., T-Two,
              7.08%, 08/10/2012 (N)...........................       3,178
   1,164    November Land Investors LLC,
              8.11%, 05/01/2011 (N)...........................       1,162
   2,500    November Land Investors LLC,
              12.36%, 05/09/2012 (N)..........................       2,484
  11,975    Rent-A-Center, Inc.,
              7.12%, 10/26/2012 (N)...........................      11,993
  11,975    Rental Service Corp.,
              7.11%, 11/21/2012 (N)(Q)........................      12,012
   7,920    Sedgwick CMS Holdings, Inc.,
              7.61%, 01/31/2013 (N)...........................       7,920
   2,500    TE/TOUSA Senior LLC,
              8.25%, 08/01/2012 (AA)..........................       2,481
   2,971    United Rentals, Inc.,
              7.32%, 02/14/2011 (N)...........................       3,001
   1,347    United Rentals, Inc.,
              7.57%, 02/14/2011 (AA)..........................       1,361
   8,940    Vanguard Car Rental USA Holdings, Inc.,
              8.35%, 06/08/2013 (N)...........................       9,009
                                                                ----------
                                                                   217,115
                                                                ----------
            HEALTH CARE -- 9.6%
   6,408    AGA Medical Corp.,
              7.37%, 04/26/2013 (N)(Q)........................       6,404
   8,446    Ameripath, Inc.,
              7.36%, 10/31/2013 (N)...........................       8,449
   2,748    Center for Diagnostic Imaging,
              8.87%, 12/31/2010 (N)(Q)........................       2,666

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
$  5,985    Community Health Systems,
              7.11%, 08/19/2011 (N)...........................  $    5,994
   5,964    Community Health Systems,
              7.12%, 08/19/2011 (N)...........................       5,973
   2,320    Concerntra,
              7.38%, 09/30/2011 (N)...........................       2,323
   9,498    DJ Orthopedics LLC,
              6.88%, 04/07/2013 (N)...........................       9,510
   4,993    Encore Medical Finance LLC,
              7.87%, 10/30/2013 (N)...........................       4,999
  39,274    Fresenius Medical Care AG,
              6.74%, 03/23/2012 (N)(Q)........................      39,107
   7,460    Hanger Orthopedic Group,
              7.87%, 05/25/2013 (N)(Q)........................       7,494
   3,500    Harrington Holdings, Inc.,
              7.82%, 01/12/2014 (N)...........................       3,518
   8,325    HCA, Inc.,
              7.86%, 11/14/2012 (N)...........................       8,373
  25,000    HCA, Inc.,
              8.11%, 11/14/2013 (N)...........................      25,236
   7,571    Healthcare Partners LLC,
              7.10%, 10/20/2013 (N)...........................       7,583
  25,390    Healthsouth Corp.,
              8.61%, 03/07/2013 (N)...........................      25,604
   3,000    Kyphon, Inc.,
              7.57%, 01/19/2014 (N)...........................       3,000
  24,045    Lifepoint Hospitals, Inc.,
              6.95%, 04/15/2012 (N)(Q)........................      24,015
   8,325    Multiplan Corp., Term Loan,
              7.82%, 04/13/2013 (N)...........................       8,315
   2,889    Multiplan Corp., Term Loan C,
              7.82%, 04/12/2013 (N)...........................       2,892
     115    National Mentor,
              7.83%, 06/27/2013 (AA)..........................         115
   1,876    National Mentor,
              7.87%, 06/27/2013 (N)...........................       1,883
   9,950    National Renal Institutes, Inc.,
              7.63%, 03/31/2013 (N)...........................       9,962
  10,028    Orthofix Holdings, Inc.,
              7.12%, 09/22/2013 (N)...........................      10,041
   5,000    Pharmaceutical Holdings Corp.,
              8.61%, 01/29/2012 (AA)(Q).......................       5,000
   8,947    Quintiles Transnational Corp.,
              7.36%, 03/31/2013 (N)...........................       8,939
   3,951    Renal Advantage, Inc.,
              7.86%, 10/05/2012 (N)...........................       3,981
  11,883    Select Medical Corp.,
              7.11%, 02/24/2012 (N)...........................      11,795
   4,978    Skilled Healthcare Group, Inc.,
              7.60%, 06/15/2012 (N)(Q)........................       5,002
  17,854    Spanish Broadcasting System, Inc.,
              7.12%, 06/10/2012 (N)...........................      17,866
   1,995    Triumph Healthcare,
              8.37%, 07/28/2013 (N)...........................       1,989
  16,348    Vanguard Health Holdings Co. II LLC,
              7.60%, 09/23/2011 (N)...........................      16,420
   6,336    Ventiv Health, Inc.,
              6.82%, 10/05/2011 (N)...........................       6,328

 THE HARTFORD FLOATING RATE FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
$  2,744    Warner Chilcott Corp., Dovonex Term Loan,
              7.36%, 01/18/2012 (N)...........................  $    2,746
   1,263    Warner Chilcott Corp., Term Loan C,
              7.36%, 01/18/2012 (N)...........................       1,268
   6,581    Warner Chilcott Corp.,
              7.37%, 01/18/2012 (N)...........................       6,603
   2,805    Waterpik Technologies, Inc.,
              7.62%, 06/30/2013 (N)...........................       2,789
   3,000    Waterpik Technologies, Inc.,
              11.87%, 10/12/2013 (N)..........................       2,970
   2,488    Youth & Family Centered Services, Inc.,
              8.15%, 07/10/2013 (N)...........................       2,484
                                                                ----------
                                                                   319,636
                                                                ----------
            SERVICES -- 21.8%
   2,982    24 Hour Fitness Worldwide, Inc.,
              7.86%, 06/08/2012 (N)...........................       2,997
   6,472    Acosta, Inc.,
              8.07%, 12/06/2012 (N)...........................       6,529
   7,481    Acxiom Corp.,
              7.08%, 09/13/2012 (N)...........................       7,519
  18,059    Advantage Sales & Marketing, Inc.,
              7.43%, 03/31/2013 (N)(Q)........................      18,097
   5,960    Affiliated Computer Services, Inc.,
              7.35%, 03/20/2013 (N)...........................       5,991
  14,940    Affiliated Computer Services, Inc.,
              7.36%, 03/20/2013 (N)...........................      15,008
  18,499    Affinion Group Holdings, Inc.,
              7.87%, 10/07/2012 (N)...........................      18,546
   1,500    Affinion Group Holdings, Inc.,
              11.61%, 03/01/2012 (AA)(Q)......................       1,508
   3,000    Alixpartners L.P.,
              7.86%, 10/11/2013 (N)...........................       3,032
   1,985    Alliance,
              6.86%, 12/20/2011 (N)...........................       1,980
  10,527    Allied Waste,
              7.07%, 01/15/2012 (AA)(Q).......................      10,572
  22,490    Allied Waste,
              7.16%, 01/15/2012 (N)(Q)........................      22,591
   5,945    AMC Entertainment, Inc.,
              7.45%, 01/26/2013 (N)...........................       5,995
   6,664    American Gaming Systems,
              10.14%, 06/21/2013 (H)(N).......................       6,664
   1,241    Black Press, Ltd., Term Loan B,
              7.37%, 08/02/2013 (N)...........................       1,249
     754    Black Press, Ltd., Term Loan B2,
              7.37%, 08/02/2013 (N)...........................         758
  19,000    Bresnan Communications LLC,
              7.11%, 09/29/2013 (N)...........................      19,012
   2,176    Carmike Cinemas, Inc.,
              8.60%, 09/29/2011 (N)...........................       2,203
   7,713    Carmike Cinemas Inc.,
              8.63%, 05/19/2012 (N)...........................       7,786
   2,000    Casella Water Systems, Inc.,
              7.37%, 04/28/2010 (N)...........................       2,003
   4,000    Cavtel Holdings LLC,
              10.12%, 11/29/2012 (N)..........................       4,040

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            SERVICES -- (CONTINUED)
$  3,457    CCM Merger, Inc.,
              7.36%, 08/01/2012 (N)...........................  $    3,467
  18,500    Cebridge Communications LLC,
              7.61%, 11/05/2013 (N)(Q)........................      18,605
  10,000    Cebridge Communications LLC,
              9.87%, 05/05/2014 (N)...........................      10,200
   6,970    Cedar Fair L.P., Canadian Term Loan,
              7.82%, 07/21/2013 (N)...........................       7,018
  19,900    Cedar Fair L.P., Term Loan B,
              7.82%, 07/21/2013 (N)...........................      20,084
   3,491    Cinemark, Inc.,
              7.38%, 10/04/2013 (N)...........................       3,521
   2,000    Clientlogic, Inc.,
              7.86%, 01/29/2014 (AA)..........................       2,000
  14,904    CMP Susquehanna Corp.,
              7.40%, 03/24/2013 (N)...........................      14,989
   5,477    Coinmach Corp.,
              7.88%, 12/16/2010 (N)...........................       5,521
   2,000    CSC Holdings, Inc.,
              6.65%, 02/24/2012 (N)(Q)........................       1,998
  31,842    CSC Holdings, Inc.,
              7.11%, 03/24/2013 (N)...........................      31,914
  16,915    Cumulus Media, Inc.,
              7.33%, 06/07/2013 (H)(N)........................      16,991
   1,785    Dex Media West LLC,
              6.86%, 03/09/2010 (N)...........................       1,783
     390    Dex Media West LLC,
              6.87%, 03/09/2010 (N)...........................         390
     496    Dyncorp International LLC,
              7.66%, 02/11/2011 (N)...........................         500
   5,464    Emdeon Business Services LLC,
              7.87%, 11/16/2013 (N)...........................       5,489
   2,000    Emdeon Business Services LLC,
              10.37%, 05/16/2014 (N)..........................       2,026
   4,000    Emmis Operating Co.,
              7.32%, 10/30/2013 (N)...........................       4,023
     126    Energy Solutions LLC,
              7.57%, 06/07/2013 (N)...........................         127
   2,647    Energy Solutions LLC, Term Loan B,
              7.63%, 06/07/2013 (N)...........................       2,669
   1,199    Energy Solutions LLC, Term Loan B2,
              7.63%, 06/07/2013 (N)...........................       1,209
   7,130    F & W Publications, Inc.,
              7.63%, 08/05/2012 (N)...........................       7,143
   3,250    Fender Musical Instrument Group,
              11.33%, 09/30/2012 (N)..........................       3,266
   2,000    Frontiervision Operating Partners, L.P.,
              9.78%, 03/31/2007 (F)(N)........................       1,966
  21,005    Gatehouse Media Operating, Inc.,
              7.57%, 12/05/2013 (N)...........................      21,045
   3,470    Gray Television, Inc.,
              6.85%, 11/22/2012 (N)...........................       3,468
     495    Gray Television, Inc.,
              6.85%, 05/22/2013 (N)...........................         495
   3,990    Greektown Holdings LLC,
              7.89%, 12/01/2012 (N)...........................       4,020
   5,000    Greenwood Racing, Inc.,
              7.60%, 11/14/2011 (N)...........................       5,038

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
            SERVICES -- (CONTINUED)
$  5,500    Hallmark Entertainment LLC,
              8.61%, 12/31/2011 (N)...........................  $    5,500
   3,333    Herbst Gaming, Inc.,
              7.24%, 12/02/2011 (N)...........................       3,355
   1,667    Herbst Gaming, Inc.,
              7.69%, 12/02/2011 (AA)(Q).......................       1,670
   1,696    Hilton Hotels Corp.,
              6.71%, 02/14/2013 (N)...........................       1,698
     985    Hit Entertainment, Inc.,
              7.60%, 08/26/2012 (N)...........................         991
   3,745    Isle of Capri Black Hawk LLC,
              7.36%, 10/24/2011 (N)...........................       3,743
  11,338    Lake at Las Vegas Joint Venture LLC,
              10.12%, 02/01/2010 (N)(Q).......................      11,022
  10,689    LBI Media, Inc.,
              6.86%, 05/01/2012 (N)(Q)........................      10,569
   3,980    Medianews Groups, Inc.,
              7.07%, 08/02/2013 (N)...........................       3,985
   3,377    MGM Holdings II, Inc.,
              8.61%, 04/08/2011 (N)...........................       3,373
   8,645    MGM Holdings II, Inc.,
              8.61%, 04/08/2012 (N)...........................       8,637
  14,000    MGM Mirage, Inc.,
              6.54%, 10/03/2011 (N)(Q)........................      13,809
   2,475    Montecito Broadcast Group LLC,
              7.82%, 01/25/2013 (N)...........................       2,487
   3,000    New Publications, Inc.,
              11.61%, 02/05/2013 (N)..........................       3,019
   3,000    Newspaper Holdings, Inc.,
              6.88%, 08/24/2012 (N)...........................       2,978
   3,000    Open Solutions, Inc.,
              7.49%, 01/25/2014 (AA)(Q).......................       3,019
   4,500    PA Meadows LLC,
              8.37%, 11/03/2011 (N)...........................       4,525
   3,883    PBI Media, Inc.,
              9.50%, 09/30/2012 (N)...........................       3,873
   3,000    PBI Media, Inc.,
              13.25%, 09/30/2013 (N)..........................       3,004
   1,975    Penn National Gaming, Inc.,
              7.12%, 07/05/2012 (N)...........................       1,985
   1,915    Persona Communications Corp.,
              8.11%, 10/11/2013 (AA)(Q).......................       1,935
   3,085    Persona Communications Corp.,
              8.12%, 10/11/2013 (N)...........................       3,115
   3,500    Persona Communications Corp.,
              11.36%, 04/11/2014 (N)..........................       3,531
  16,370    Pinnacle Foods,
              7.36%, 11/25/2010 (N)...........................      16,416
   2,970    Quebecor Media, Inc.,
              7.36%, 01/17/2013 (N)...........................       2,985
  10,843    Raycom TV Broadcasting, Inc.,
              6.88%, 07/27/2013 (N)...........................      10,788
  28,366    Regal Cinemas, Inc.,
              7.12%, 11/10/2010 (N)...........................      28,404
  22,422    Sensata Technologies,
              7.11%, 04/21/2013 (N)(Q)........................      22,335

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            SERVICES -- (CONTINUED)
$  1,000    Southern Graphic Systems,
              2.77%, 12/30/2011 (AA)(Q).......................  $    1,003
   1,980    Southern Graphic Systems,
              7.86%, 12/30/2011 (N)...........................       1,985
   9,877    Sungard Data Systems, Inc.,
              7.88%, 08/08/2012 (N)...........................       9,962
   8,485    Time Warner Telecom Holdings, Inc.,
              7.57%, 07/01/2013 (N)...........................       8,549
   9,951    U.S. Investigations Services, Term Loan B,
              7.87%, 10/14/2012 (N)...........................      10,001
     989    U.S. Investigations Services, Term Loan C,
              7.87%, 10/14/2012 (N)...........................         993
     998    U.S. Investigations Services, Term Loan D,
              7.87%, 10/14/2012 (N)...........................       1,002
   3,000    United Site Services, Inc.,
              9.61%, 06/29/2013 (N)...........................       2,940
  13,000    UPC Financing Partnership,
              7.37%, 03/31/2013 (N)...........................      13,049
  13,000    UPC Financing Partnership,
              7.37%, 12/31/2013 (N)...........................      13,043
   1,995    Valley Crest Companies,
              7.87%, 10/04/2013 (N)...........................       2,009
   1,709    Venetian Casino Resort LLC, Delayed Term Loan,
              7.12%, 06/15/2011 (N)...........................       1,721
   8,291    Venetian Casino Resort LLC, Term Loan B,
              7.12%, 06/15/2011 (N)...........................       8,330
   2,333    Venetian Macau Ltd.,
              8.11%, 04/06/2012 (AA)(Q).......................       2,336
   4,667    Venetian Macau Ltd.,
              8.12%, 04/06/2013 (N)...........................       4,711
   2,729    Verso Paper Holdings LLC,
              7.13%, 07/28/2013 (N)...........................       2,729
   2,000    Volnay Acquisition Co. I,
              7.32%, 01/17/2014 (N)...........................       2,015
  16,000    VTR Global Communications S.A.,
              8.36%, 09/20/2014 (H)(N)(Q).....................      15,990
   2,500    Washington Country Casino Resort LLC,
              8.88%, 11/07/2011 (H)(N)........................       2,494
   5,000    Weight Watchers International, Inc.,
              6.61%, 01/24/2013 (AA)(Q).......................       4,986
   5,500    Weight Watchers International, Inc.,
              6.88%, 01/24/2014 (N)...........................       5,514
   3,980    Wembley, Inc.,
              7.91%, 07/18/2011 (N)...........................       4,030
   4,500    Wembley, Inc.,
              9.70%, 08/15/2012 (N)...........................       4,556
   3,990    Wenner Media LLC,
              7.11%, 09/29/2013 (N)...........................       4,010
  13,500    West Corp.,
              8.09%, 10/23/2013 (N)...........................      13,589
  13,125    WideOpenWest Finance LLC,
              7.62%, 05/01/2013 (N)...........................      13,184
   6,500    WideOpenWest Finance LLC,
              10.37%, 05/01/2014 (N)..........................       6,583
   3,500    Wilmar Landco LLC,
              7.86%, 07/03/2008 (N)(Q)........................       3,520
   4,000    Wilmar OPCO LLC,
              7.86%, 01/03/2012 (N)...........................       4,046

 THE HARTFORD FLOATING RATE FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
            SERVICES -- (CONTINUED)
$  2,000    Worldspan, L.P.,
              8.58%, 12/21/2013 (N)...........................  $    2,011
   5,000    Yell Group plc,
              7.32%, 02/10/2013 (N)...........................       5,033
   2,815    Yonkers Racing Corp., Building Loan Facility,
              8.88%, 08/12/2011 (N)...........................       2,845
   1,685    Yonkers Racing Corp., Project Loan Facility,
              8.88%, 08/12/2011 (N)...........................       1,703
                                                                ----------
                                                                   728,268
                                                                ----------
            TECHNOLOGY -- 13.7%
   9,308    Advanced Micro Devices, Inc.,
              7.62%, 10/24/2013 (N)...........................       9,380
   2,200    Alaska Communication Systems Holdings, Inc.,
              7.11%, 02/01/2012 (N)...........................       2,195
     300    Alaska Communication Systems Holdings, Inc.,
              Initial Term Loan,
              7.11%, 02/01/2012 (N)...........................         300
  20,320    Alaska Communication Systems Holdings, Inc., Term
              Loan,
              7.11%, 02/01/2012 (N)...........................      20,358
   1,496    American Cellular Corp.,
              2.84%, 08/08/2012 (AA)..........................       1,507
   3,499    American Cellular Corp.,
              7.61%, 08/08/2012 (N)(Q)........................       3,495
   5,796    American Reprographics Co. LLC,
              7.12%, 12/20/2012 (N)...........................       5,811
   4,489    Aspect Software, Inc.,
              8.38%, 09/22/2012 (N)...........................       4,496
   8,791    Caribe Information Investment, Inc.,
              7.61%, 03/29/2013 (N)...........................       8,802
   2,972    CCC Information Services Group, Inc.,
              7.87%, 02/10/2013 (N)...........................       2,978
  25,146    Charter Communications Operating LLC,
              7.99%, 04/28/2013 (N)...........................      25,335
   5,000    Choice One,
              9.38%, 06/27/2012 (N)...........................       5,050
  11,133    Cincinnati Bell, Inc.,
              6.93%, 08/31/2012 (N)...........................      11,133
  14,940    Cinram International,
              7.12%, 05/05/2010 (N)(Q)........................      14,798
   7,970    Cricket Communications,
              8.11%, 06/15/2013 (N)(Q)........................       8,036
   2,455    Davita, Inc.,
              7.39%, 10/05/2011 (N)...........................       2,455
   4,621    Davita, Inc.,
              7.40%, 07/07/2012 (N)...........................       4,653
   1,990    Electrical Components International Holdings Co.,
              7.82%, 05/31/2013 (N)...........................       2,000
  16,750    Fairpoint Communications, Inc.,
              7.13%, 02/08/2012 (N)...........................      16,787
  16,000    Freescale Semiconductor, Inc.,
              7.37%, 11/28/2013 (N)...........................      16,100
  31,000    Idearc, Inc.,
              7.33%, 11/17/2014 (N)...........................      31,238

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
$  1,026    Infor Global Solutions,
              9.12%, 07/28/2012 (N)...........................  $    1,034
   1,967    Infor Global Solutions, Term Loan,
              9.12%, 07/28/2012 (N)...........................       1,981
  12,329    Intelsat Corp.,
              7.86%, 01/03/2014 (N)...........................      12,431
   9,500    Intelsat Ltd.,
              7.86%, 01/11/2014 (AA)(Q).......................       9,565
   5,000    Intergraph Corp.,
              7.87%, 05/29/2014 (N)...........................       5,038
   3,491    Intesat Ltd.,
              7.36%, 07/03/2012 (N)...........................       3,522
   2,993    IPC Acquisition Corp.,
              7.86%, 09/22/2013 (N)...........................       3,021
  13,000    Level,
              8.37%, 12/01/2011 (N)...........................      13,130
     990    Madison River Capital LLC,
              7.61%, 07/29/2012 (N)...........................         991
  10,966    Marvell Technology Group Ltd.,
              7.35%, 11/09/2009 (N)...........................      10,966
   9,500    Mediacom Broadband,
              7.12%, 01/31/2015 (N)...........................       9,470
  13,496    Mediacom Broadband,
              7.17%, 01/31/2015 (N)(Q)........................      13,458
   2,000    Mediacom LLC,
              6.87%, 09/30/2012 (N)...........................       1,965
   9,000    Mediacom LLC,
              7.17%, 01/31/2015 (N)...........................       8,992
  17,511    Metro PCS Wireless, Inc.,
              7.88%, 11/02/2013 (N)...........................      17,661
  24,871    Ntelos, Inc.,
              7.57%, 08/24/2011 (N)...........................      24,989
   6,000    Ntl Dover LLC,
              7.36%, 09/03/2012 (N)...........................       6,027
   2,000    Olympus Cable Holding LLC,
              10.25%, 09/30/2010 (F)(N).......................       1,940
   3,970    Quality Home Brands Holdings LLC,
              8.14%, 12/14/2012 (N)...........................       3,985
  14,328    R.H. Donnelley, Inc., Term Loan D1,
              6.87%, 06/30/2011 (N)...........................      14,310
  18,178    R.H. Donnelley, Inc., Term Loan D2,
              6.87%, 06/30/2011 (N)...........................      18,156
  10,459    RCN Corp.,
              7.25%, 05/30/2013 (N)...........................      10,459
   4,988    Reynolds & Reynolds Co.,
              7.85%, 10/24/2012 (N)...........................       5,024
   6,000    Riverdeep Interactive Learning USA,
              8.10%, 12/21/2013 (N)...........................       6,056
  11,500    Sanmina-Sci Corp.,
              7.88%, 01/31/2008 (N)...........................      11,536
   9,931    Spectrum Brands, Inc.,
              8.60%, 02/06/2012 (N)...........................       9,960
   7,000    UGS Corp.,
              7.10%, 03/31/2012 (N)...........................       7,009
   6,500    Verifone Holdings, Inc.,
              7.12%, 10/30/2013 (N)...........................       6,507

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$  5,024    Wind Acquisitions Holdings Finance S.A.,
              12.61%, 12/12/2011 (N)..........................  $    5,128
  16,000    Windstream Corp.,
              7.11%, 07/17/2013 (N)...........................      16,124
                                                                ----------
                                                                   457,342
                                                                ----------
            TRANSPORTATION -- 2.2%
   7,500    Delta Air Lines, Inc.,
              10.12%, 03/16/2008 (F)(N).......................       7,575
   6,500    Greatwide Logistics Services, Inc.,
              8.61%, 01/22/2014 (N)(Q)........................       6,549
   7,997    Kansas City Southern Railway Co.,
              7.08%, 04/28/2013 (N)...........................       8,004
   2,774    Kenan Advantage Group,
              8.36%, 12/16/2011 (N)...........................       2,791
     998    Laidlaw International, Inc., Canadian Term Loan,
              7.11%, 07/31/2013 (N)...........................       1,005
   2,993    Laidlaw International, Inc., Term Loan B,
              7.11%, 07/31/2013 (N)...........................       3,011
     828    Louis US Holdco, Inc., Letter of Credit,
              7.82%, 11/04/2013 (N)...........................         830
   2,672    Louis US Holdco, Inc., Term Loan,
              7.82%, 11/04/2013 (N)...........................       2,678
  16,500    Northwest Airlines,
              7.85%, 08/21/2011 (F)(N)........................      16,588
     797    Railamerica,
              7.38%, 09/29/2011 (N)...........................         797
   3,740    Sirva Worldwide, Inc.,
              11.60%, 12/01/2010 (N)..........................       3,542
  10,000    U.S. Airways Group, Inc.,
              8.86%, 03/31/2011 (N)...........................      10,070
   8,258    United Air Lines, Inc.,
              9.12%, 02/01/2012 (N)...........................       8,270
   1,180    United Air Lines, Inc.,
              11.00%, 02/01/2012 (N)..........................       1,180
                                                                ----------
                                                                    72,890
                                                                ----------
            UTILITIES -- 3.7%
   1,422    Astoria Generating Co. Acquisitions LLC,
              7.37%, 02/23/2012 (N)...........................       1,431
   7,500    Astoria Generating Co. Acquisitions LLC,
              9.12%, 08/23/2013 (N)...........................       7,595
     862    Boston Generating LLC,
              7.49%, 12/19/2013 (AA)..........................         868
   3,897    Boston Generating LLC,
              7.60%, 12/19/2013 (N)...........................       3,922
     241    Boston Generating LLC,
              7.62%, 12/19/2013 (N)...........................         243
   1,983    Calpine Corp.,
              7.62%, 12/22/2007 (F)(N)........................       1,989

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            UTILITIES -- (CONTINUED)
$  2,649    Calpine Corp.,
              9.36%, 12/22/2007 (F)(N)........................  $    2,674
     131    Ceh La Paloma Merger Co. LLC,
              7.07%, 08/16/2012 (N)...........................         130
      60    Ceh La Paloma Merger Co. LLC, Term Loan,
              7.11%, 08/16/2012 (N)...........................          59
     751    Ceh La Paloma Merger Co. LLC, Term Loan B,
              7.11%, 08/16/2012 (N)...........................         745
   5,000    Dynegy Holdings, Inc.,
              6.82%, 01/31/2012 (N)...........................       5,006
   5,000    El Paso Corp.,
              7.98%, 11/23/2009 (AA)..........................       5,016
   1,470    Epco Holdings, Inc.,
              7.36%, 08/15/2010 (N)...........................       1,479
      74    LSP General Finance Co. LLC, First Lien Term Loan,
              7.11%, 04/13/2013 (N)...........................          74
   1,723    LSP General Finance Co. LLC, Term Loan,
              7.11%, 04/13/2013 (N)...........................       1,727
  28,772    Mirant North America LLC,
              7.07%, 01/03/2013 (N)...........................      28,793
  15,892    NRG Energy, Inc., Credit-linked Deposit,
              7.36%, 01/27/2013 (N)...........................      16,007
   9,715    NRG Energy, Inc., Term Loan,
              7.36%, 01/27/2013 (N)...........................       9,799
   2,654    Pike Electric, Inc.,
              6.88%, 07/01/2012 (N)...........................       2,650
   3,627    Pike Electric, Inc.,
              6.88%, 12/10/2012 (N)...........................       3,623
   7,857    Reliant Energy, Inc.,
              7.57%, 12/01/2010 (AA)..........................       7,921
   9,143    Reliant Energy, Inc.,
              7.70%, 12/01/2010 (N)(Q)........................       9,217
   1,441    Semcrude L.P.,
              7.57%, 03/01/2011 (N)...........................       1,451
     236    TPF Generation Holdings LLC,
              7.37%, 12/21/2011 (N)(Q)........................         237
     753    TPF Generation Holdings LLC, Letter of Credit,
              7.37%, 12/21/2013 (N)(Q)........................         757
   4,011    TPF Generation Holdings LLC, Term Loan B,
              7.37%, 12/21/2013 (N)(Q)........................       4,035
   4,500    TPF Generation Holdings LLC,
              9.62%, 12/21/2014 (N)...........................       4,555
                                                                ----------
                                                                   122,003
                                                                ----------
            Total senior floating rate interests
              non-investment grade (V)
              (cost $3,009,559)...............................  $3,016,149
                                                                ----------

 THE HARTFORD FLOATING RATE FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS INVESTMENT GRADE (V) -- 0.6%
            FINANCE -- 0.6%
$ 20,500    Residential Capital Corp.,
              6.07%, 07/28/2008 (N)...........................  $   20,346
                                                                ----------
            Total senior floating rate
              interests investment grade
              (cost $20,441)..................................  $   20,346
                                                                ----------
            Total long-term investments
              (cost $3,309,844)...............................  $3,317,331
                                                                ----------
SHORT-TERM INVESTMENTS -- 2.1%
            CONSUMER STAPLES -- 0.1%
   1,805    Cargill, Inc.,
              5.26%, 02/01/2007...............................  $    1,805
                                                                ----------
            FINANCE -- 0.5%
  15,000    UBS Finance LLC,
              5.26%, 02/12/2007...............................      14,974
                                                                ----------
            INVESTMENT POOLS AND FUNDS -- 0.1%
   3,921    State Street Bank Money Market Fund...............       3,921
                                                                ----------
            REPURCHASE AGREEMENTS @ -- 1.4%
  15,633    BNP Paribas Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................      15,633
  15,633    RBS Greenwich Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................      15,633
  19,113    UBS Securities, Inc. Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................      19,113
                                                                ----------
                                                                $   50,379
                                                                ----------
            Total short-term investments
              (cost $71,079)..................................  $   71,079
                                                                ----------
            Total investments in securities
              (cost $3,380,923) (C)...........................  $3,388,410
            Other assets & liabilities........................     (52,388)
                                                                ----------
            Total net assets..................................  $3,336,022
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.75% of total net assets at January 31, 2007.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $3,380,939 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $12,186
      Unrealized depreciation.........................   (4,715)
                                                        -------
      Net unrealized appreciation.....................  $ 7,471
                                                        =======

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

 (F) The company is in bankruptcy. The bank loan or bond held by the fund is not in default.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, which are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED           SHARES/PAR             SECURITY             COST BASIS
      --------           ----------             --------             ----------
      06/2006 - 01/2007     6,664     American Gaming Systems         $ 6,679
      07/2005 - 11/2005     3,000     Calpine Generating Co. LLC        3,025
      06/2006 - 09/2006    16,915     Cumulus Media, Inc.              16,929
           09/2006          2,500     Service Corp. International
                                      Series A -- Reg D                 2,500
           09/2006          8,000     Service Corp. International
                                      Series B -- Reg D                 8,000
           10/2005          2,500     Washington Country Casino
                                      Resort LLC                        2,500
      09/2006 - 01/2007    16,000     VTR Global Communications,
                                      S.A.                             15,948

     The aggregate value of these securities at January 31, 2007 was $55,654, which represents 1.67% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $58,250, which represents 1.75% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

 (N) The interest rate disclosed for these securities represents the effective yield as of January 31, 2007.

 (AA)The interest rate disclosed for these securities represents an estimated yield as of January 31, 2007.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2007 was $115,824.

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                        COUPON    EXPIRATION
                                    SECURITY TYPE        RATE        DATE
                                    -------------       ------    ----------
      BNP Paribas Joint
       Repurchase Agreement      U.S. Treasury Bonds    6.00%        2026
                                 U.S. Treasury Notes    7.50%        2016
      RBS Greenwich Joint
       Repurchase Agreement      U.S. Treasury Notes    4.875%       2009
      UBS Securities, Inc.
       Joint Repurchase
       Agreement                 U.S. Treasury Bonds    6.25%        2023

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 COMMON STOCK -- 99.9%
         BASIC MATERIALS -- 4.7%
   44    Alcoa, Inc. ......................................   $ 1,424
   23    Cameco Corp. .....................................       877
   24    Companhia Vale do Rio Doce ADR....................       818
                                                              -------
                                                                3,119
                                                              -------
         CAPITAL GOODS -- 2.3%
   15    Deere & Co. ......................................     1,524
                                                              -------
         CONSUMER CYCLICAL -- 5.7%
   60    Circuit City Stores, Inc. ........................     1,214
   41    D.R. Horton, Inc. ................................     1,194
   29    Wal-Mart Stores, Inc. ............................     1,383
                                                              -------
                                                                3,791
                                                              -------
         CONSUMER STAPLES -- 4.2%
   43    PepsiCo, Inc. ....................................     2,805
                                                              -------
         ENERGY -- 6.5%
   36    EnCana Corp. .....................................     1,705
   40    Halliburton Co. ..................................     1,182
   31    Occidental Petroleum Corp. .......................     1,446
                                                              -------
                                                                4,333
                                                              -------
         FINANCE -- 16.5%
   22    Capital One Financial Corp. ......................     1,761
   35    Countrywide Financial Corp. ......................     1,530
   60    E* Trade Financial Corp. (D)(G)...................     1,451
   --    Mitsubishi UFJ Financial Group, Inc. (A)..........     1,638
   43    UBS AG (G)........................................     2,722
   36    UnitedHealth Group, Inc. (D)......................     1,866
                                                              -------
                                                               10,968
                                                              -------
         HEALTH CARE -- 12.0%
   64    Boston Scientific Corp. (D)(G)....................     1,177
   45    Bristol-Myers Squibb Co. .........................     1,281
   96    Elan Corp. plc ADR (D)............................     1,195
   42    Eli Lilly & Co. ..................................     2,268
   47    Sanofi-Aventis S.A. ADR...........................     2,059
                                                              -------
                                                                7,980
                                                              -------
         SERVICES -- 11.0%
   21    Accenture Ltd. Class A (G)........................       789
   17    Fluor Corp. ......................................     1,396
   36    United Parcel Service, Inc. Class B...............     2,602
   22    Viacom, Inc. Class B (D)..........................       889
  118    XM Satellite Radio Holdings, Inc. Class A
           (D)(G)..........................................     1,678
                                                              -------
                                                                7,354
                                                              -------
         TECHNOLOGY -- 37.0%
   26    Adobe Systems, Inc. (D)(G)........................     1,015
   52    AT&T, Inc. .......................................     1,972

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
         TECHNOLOGY -- (CONTINUED)
   31    Broadcom Corp. Class A (D)(G).....................   $   993
   80    Cisco Systems, Inc. (D)...........................     2,135
  178    EMC Corp. (D).....................................     2,487
   71    First Data Corp. .................................     1,755
   89    General Electric Co. .............................     3,198
    4    Google, Inc. (D)..................................     2,131
   54    Maxim Integrated Products, Inc. ..................     1,669
   58    Medtronic, Inc. ..................................     3,100
   96    Sprint Nextel Corp. ..............................     1,712
   33    Texas Instruments, Inc. ..........................     1,026
   53    Yahoo!, Inc. (D)..................................     1,498
                                                              -------
                                                               24,691
                                                              -------
         Total common stock
           (cost $63,540)..................................   $66,565
                                                              -------
SHORT-TERM INVESTMENTS -- 8.8%
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 8.8%
5,885    Navigator Prime Portfolio.........................   $ 5,885
                                                              -------
         Total short-term investments
           (cost $5,885)...................................   $ 5,885
                                                              -------
         Total investments in securities
           (cost $69,425) (C)..............................   $72,450
         Other assets & liabilities........................    (5,812)
                                                              -------
         Total net assets..................................   $66,638
                                                              =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.53% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $1,638, which represents 2.46% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $69,891 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 4,905
      Unrealized depreciation.........................   (2,346)
                                                        -------
      Net unrealized appreciation.....................  $ 2,559
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 93.5%
            BRAZIL -- 4.3%
     60     Brasil Telecom S.A. ADR (G).......................   $   884
     51     Tele Norte Leste Participacoes S.A. ADR (G).......       683
                                                                 -------
                                                                   1,567
                                                                 -------
            CANADA -- 0.6%
      7     Rogers Communications, Inc. Class B...............       229
                                                                 -------
            CHINA -- 1.9%
  1,426     China Telecom Corp. Ltd. (A)......................       689
                                                                 -------
            EGYPT -- 0.9%
     10     Mobinil-Egyptian Mobile Service...................       320
                                                                 -------
            FRANCE -- 6.1%
     81     France Telecom S.A. (A)...........................     2,241
                                                                 -------
            ITALY -- 0.3%
     45     Telecom Italia S.p.A. (A).........................       114
                                                                 -------
            LUXEMBOURG -- 4.0%
     52     Citigroup Global Certificate -- Bharti
              Televentures (D)................................       828
     10     Millicom International Cellular S.A. (D)..........       644
                                                                 -------
                                                                   1,472
                                                                 -------
            MOROCCO -- 0.0%
      1     Maroc Telecom (A).................................        12
                                                                 -------
            NORWAY -- 5.5%
     99     Telenor ASA (A)...................................     2,012
                                                                 -------
            PHILIPPINES -- 5.3%
     36     Philippine Long Distance Telephone Co. (A)........     1,934
                                                                 -------
            RUSSIA -- 15.5%
     41     AFK Sistema GDR...................................     1,248
     53     Mobile Telesystems OJSC ADR.......................     2,853
     18     Vimpel-Communications ADR (D).....................     1,546
                                                                 -------
                                                                   5,647
                                                                 -------
            SOUTH AFRICA -- 7.0%
    121     MTN Group Ltd. (A)................................     1,460
     13     Telkom South Africa Ltd. ADR (G)..................     1,114
                                                                 -------
                                                                   2,574
                                                                 -------
            SPAIN -- 4.3%
     24     Telefonica S.A. ADR...............................     1,563
                                                                 -------
            TURKEY -- 4.9%
    123     Turkcell Iletisim Hizmetleri A.S. ADR (G).........     1,782
                                                                 -------
            UNITED STATES -- 32.9%
     33     AT&T, Inc. .......................................     1,245
     32     Atlantic Tele-Network, Inc. ......................       973
    147     KongZhong Corp. ADR (D)(G)........................     1,149
     53     Leap Wireless International, Inc. (D).............     3,482
     97     Neustar, Inc. (D).................................     3,006

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            UNITED STATES -- (CONTINUED)
     16     NII Holdings, Inc. Class B (D)....................   $ 1,070
     50     Syniverse Holdings, Inc. (D)......................       734
     58     Vonage Holdings Corp. (D)(G)......................       329
                                                                 -------
                                                                  11,988
                                                                 -------
            Total common stock
              (cost $28,369)..................................   $34,144
                                                                 -------
PREFERRED STOCKS -- 2.8%
            BRAZIL -- 2.8%
     16     Telecomunicacoes de Sao Paulo S.A. (G)............   $   415
     31     Telemar Norte Leste S.A. .........................       622
                                                                 -------
                                                                   1,037
                                                                 -------
            Total preferred stocks
              (cost $1,075)...................................   $ 1,037
                                                                 -------
            Total long term-investments
              (cost $29,444)..................................   $35,181
                                                                 =======

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.0%
            REPURCHASE AGREEMENTS @ -- 4.1%
 $  310     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $   310
    430     BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................      430
    217     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      217
     13     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       13
    511     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      511
                                                                -------
                                                                  1,481
                                                                -------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 11.9%
  4,364     BNY Institutional Cash Reserve....................  $ 4,364
                                                                -------
            Total short-term investments
              (cost $5,845)...................................  $ 5,845
                                                                -------
            Total investments in securities
              (cost $35,289) (C)..............................  $41,026
            Other assets and liabilities......................   (4,494)
                                                                -------
            Total net assets..................................  $36,532
                                                                =======

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 63.49% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Fund's Board of Directors at January 31, 2007, was $8,462, which represents 23.16% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $35,478 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 6,999
      Unrealized depreciation.........................   (1,451)
                                                        -------
      Net unrealized appreciation.....................  $ 5,548
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

      SECURITY TYPE                                                                        COUPON RATE     EXPIRATION DATE
      -------------                                                                        -----------     ---------------
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                          5.00%             2035
      BNP-Paribas TriParty Joint Repurchase Agreement.............  FHLMC                 4.50% - 5.00%      2020 - 2035
                                                                    FNMA                  4.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Note           3.375%             2029
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                 4.50% - 6.50%      2020 - 2035
                                                                    GNMA                  5.00% - 6.00%      2032 - 2033
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.50% - 6.50%      2018 - 2036
                                                                    FNMA                  4.50% - 7.00%      2018 - 2046

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE W
---------                                                       -------
  COMMON STOCK -- 94.6%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 4.9%
    54      Amvescap plc (A)..................................  $   650
    14      Credit Suisse Group (A)...........................      963
                                                                -------
                                                                  1,613
                                                                -------
            COMMERCIAL BANKING -- 11.1%
    11      Bank of Montreal..................................      637
     4      Canadian Imperial Bank of Commerce................      317
    11      Julius Baer Holding Ltd. (A)......................    1,376
    25      Sparebanken Midt-Norge (A)........................      327
    14      State Street Corp. ...............................      973
                                                                -------
                                                                  3,630
                                                                -------
            CONSUMER LENDING -- 1.7%
    47      Paragon Group Companies plc (A)...................      553
                                                                -------
            DEPOSITORY CREDIT BANKING -- 18.3%
    14      Banche Popolari Unite Scpa (A)....................      394
    26      Bank of America Corp. ............................    1,356
    19      Canadian Western Bank.............................      403
    23      Citigroup, Inc. ..................................    1,284
     3      Commerce Bancorp, Inc. ...........................       88
    11      PNC Financial Services Group, Inc. ...............      775
    11      Signature Bank (D)................................      364
    14      Wachovia Corp. ...................................      779
    11      Webster Financial Corp. ..........................      538
                                                                -------
                                                                  5,981
                                                                -------
            INSURANCE CARRIERS -- 17.7%
    10      ACE Ltd. .........................................      601
    33      Aegon N.V. (A)....................................      656
     2      Alleghany Corp. (D)...............................      609
     2      Employers Holdings, Inc. (D)......................       40
    13      MBIA, Inc. .......................................      927
     8      Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................    1,215
    98      Old Mutual plc (A)................................      333
    11      Reinsurance Group of America, Inc. ...............      657
    35      UnumProvident Corp. ..............................      777
                                                                -------
                                                                  5,815
                                                                -------
            INTERNATIONAL TRADE FINANCING (FOREIGN BANKS) -- 15.3%
    55      Barclays plc (A)..................................      805
    18      ING Groep N.V. (A)................................      776
   111      Intesa Sanpaolo (A)...............................      841
    24      Royal Bank of Scotland Group plc (A)..............      963
   105      UniCredito Italiano S.p.A. (A)....................      974
    33      Westpac Banking Corp. (A).........................      650
                                                                -------
                                                                  5,009
                                                                -------
            NONDEPOSITORY CREDIT BANKING -- 3.0%
    12      Capital One Financial Corp. ......................      982
                                                                -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 6.6%
   167      Aberdeen Asset Management PLC (A).................      619
     4      Deutsche Boerse AG (A)............................      753
     6      Nuveen Investments, Inc. Class A..................      287
     2      Swiss Life Holding (A)............................      495
                                                                -------
                                                                  2,154
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE W
---------                                                       -------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 5.0%
    13      Countrywide Financial Corp. ......................  $   548
     7      Federal Home Loan Mortgage Corp. .................      454
    40      Kensington Group plc (A)..........................      622
                                                                -------
                                                                  1,624
                                                                -------
            SECURITIES AND COMMODITY EXCHANGES -- 3.6%
    80      Hong Kong Exchanges & Clearing Ltd. (A)...........      874
     9      Nasdaq Stock Market, Inc. (D)(G)..................      310
                                                                -------
                                                                  1,184
                                                                -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 7.4%
    33      E*Trade Financial Corp. (D).......................      807
     3      Gluskin Sheff & Associates, Inc. (I)..............       42
    25      UBS AG (A)........................................    1,576
                                                                -------
                                                                  2,425
                                                                -------
            Total common stock
              (cost $25,955)..................................  $30,970
                                                                -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 6.1%
            REPURCHASE AGREEMENTS @ -- 5.1%
  $349      Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $   349
   484      BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................      484
   245      Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      245
    15      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       15
   575      UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      575
                                                                -------
                                                                  1,668
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.0%
   315      Mellon GSL DBTII Collateral Fund..................  $   315
                                                                -------
            Total short-term investments
              (cost $1,983)...................................  $ 1,983
                                                                -------
            Total investments in securities
              (cost $27,938) (C)..............................  $32,953
            Other assets and liabilities......................     (204)
                                                                -------
            Total net assets..................................  $32,749
                                                                =======

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 54.40% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $16,415, which represents 50.12% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $28,010 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $5,030
      Unrealized depreciation..........................     (87)
                                                         ------
      Net unrealized appreciation......................  $4,943
                                                         ======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $42, which represents 0.13% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                SECURITY         COUPON       EXPIRATION
                                  TYPE            RATE           DATE
                              -------------   -------------   -----------
      Bank of America         FNMA                    5.00%          2035
        Securities TriParty
        Joint Repurchase
        Agreement
      BNP - Paribas TriParty  FHLMC           4.50% - 5.00%   2020 - 2035
        Joint Repurchase      FNMA            4.50% - 6.50%   2034 - 2036
        Agreement
      Deutsche Bank           U.S. Treasury          3.375%          2029
        Securities Joint      Note
        Repurchase Agreement
      Deutsche Bank           FHLMC           4.50% - 6.50%   2020 - 2035
        Securities TriParty   GNMA            5.00% - 6.00%   2032 - 2033
        Joint Repurchase
        Agreement
      UBS Securities          FHLMC           4.50% - 6.50%   2018 - 2036
        TriParty Joint        FNMA            4.50% - 7.00%   2018 - 2046
        Repurchase Agreement

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 94.8%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 0.8%
     104    Medco Health Solutions, Inc. (D)..................  $   6,146
                                                                ---------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 7.0%
     299    Cardinal Health, Inc. ............................     21,369
     639    McKesson Corp. ...................................     35,624
                                                                ---------
                                                                   56,993
                                                                ---------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 0.9%
     128    Universal Health Services, Inc. Class B...........      7,415
                                                                ---------
            HEALTH AND PERSONAL CARE STORES -- 1.1%
      87    Longs Drug Stores Corp. ..........................      3,737
     812    Rite Aid Corp. (D)(G).............................      5,003
                                                                ---------
                                                                    8,740
                                                                ---------
            INSURANCE CARRIERS -- 5.7%
      50    eHealth, Inc. (D).................................      1,091
     627    UnitedHealth Group, Inc. (D)......................     32,744
     159    Wellpoint, Inc. (D)...............................     12,478
                                                                ---------
                                                                   46,313
                                                                ---------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 5.4%
     366    Baxter International, Inc. .......................     18,176
     596    Smith & Nephew plc (A)............................      6,716
     456    St. Jude Medical, Inc. (D)........................     19,477
                                                                ---------
                                                                   44,369
                                                                ---------
            NAVIGATE, MEASURE, CONTROL INSTRUMENT MANUFACTURING -- 7.2%
     225    Beckman Coulter, Inc. ............................     14,504
     823    Medtronic, Inc. ..................................     43,984
                                                                ---------
                                                                   58,488
                                                                ---------
            NURSING CARE FACILITIES -- 1.0%
     155    Manor Care, Inc. .................................      8,268
                                                                ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 56.2%
     853    Abbott Laboratories...............................     45,198
     115    Amgen, Inc. (D)...................................      8,100
     380    Amylin Pharmaceuticals, Inc. (D)..................     14,740
     525    Astellas Pharma, Inc. (A).........................     22,382
     401    AstraZeneca plc ADR...............................     22,458
     150    AtheroGenics, Inc. (D)............................      1,771
     118    Barr Pharmaceuticals, Inc. (D)....................      6,326
     794    Bristol-Myers Squibb Co. .........................     22,862
     220    Cephalon, Inc. (D)(G).............................     15,948
     853    Cytokinetics, Inc. (D)(G).........................      6,749
     884    Daiichi Sankyo Co., Ltd. (A)......................     24,663
     494    Eisai Co., Ltd. (A)...............................     25,416
     807    Elan Corp. plc ADR (D)............................     10,042
     334    Eli Lilly & Co. ..................................     18,060
     260    Forest Laboratories, Inc. (D)(G)..................     14,611
     242    Gilead Sciences, Inc. (D).........................     15,572
     150    H. Lundbeck A/S (A)(G)............................      4,286
     112    Hospira, Inc. (D).................................      4,123
     105    Ipsen (A).........................................      4,761

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- (CONTINUED)
     175    MedImmune, Inc. (D)...............................  $   6,072
     166    Merck & Co., Inc. ................................      7,433
     664    MGI Pharma, Inc. (D)(G)...........................     12,752
     124    NPS Pharmaceuticals, Inc. (D)(G)..................        482
     275    Pharmion Corp. (D)(G).............................      8,749
     199    Progenics Pharmaceuticals, Inc. (D)...............      5,958
     694    Sanofi-Aventis S.A. ADR...........................     30,588
   1,651    Schering-Plough Corp. ............................     41,271
   1,191    Shionogi & Co., Ltd. (A)(G).......................     21,188
     302    Teva Pharmaceutical Industries Ltd. ADR...........     10,587
     289    UCB S.A. (A)(G)...................................     19,202
     240    Vertex Pharmaceuticals, Inc. (D)(G)...............      8,485
                                                                ---------
                                                                  460,835
                                                                ---------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 1.0%
     272    IMS Health, Inc. .................................      7,847
                                                                ---------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 8.5%
     474    Applera Corp. -- Celera Group (D).................      7,519
     667    Ciphergen Biosystems, Inc. (D)(G).................      1,168
     330    CV Therapeutics, Inc. (D)(G)......................      4,445
     509    Exelixis, Inc. (D)(G).............................      4,984
     630    Human Genome Sciences, Inc. (D)(G)................      7,418
     378    Incyte Corp. (D)(G)...............................      2,811
     399    Medicines Co. (D)(G)..............................     12,211
   1,373    Millennium Pharmaceuticals, Inc. (D)(G)...........     15,238
     281    Regeneron Pharmaceuticals, Inc. (D)...............      5,595
     512    Zymogenetics, Inc. (D)(G).........................      8,162
                                                                ---------
                                                                   69,551
                                                                ---------
            Total common stock
              (cost $656,689).................................  $ 774,965
                                                                ---------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 18.2%
            REPURCHASE AGREEMENTS @ -- 5.4%
 $ 9,171    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $   9,171
  12,710    BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................     12,710
     387    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        387
   6,436    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      6,436
  15,124    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................     15,123
                                                                ---------
                                                                   43,827
                                                                ---------

 THE HARTFORD GLOBAL HEALTH FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.8%
 105,159    Navigator Prime Portfolio.........................  $ 105,159
                                                                ---------
            Total short-term investments
              (cost $148,986).................................  $ 148,986
                                                                ---------
            Total investments in securities
              (cost $805,675) (C).............................  $ 923,951
            Other assets and liabilities......................   (106,138)
                                                                ---------
            Total net assets..................................  $ 817,813
                                                                =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 24.74% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $128,614, which represents 15.73% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $807,112 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $125,936
      Unrealized depreciation........................    (9,097)
                                                       --------
      Net unrealized appreciation....................  $116,839
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

@  Repurchase agreements collateralized as follows:

                                                                SECURITY TYPE        COUPON RATE     EXPIRATION DATE
                                                                -------------        -----------     ---------------
Bank of America Securities TriParty Joint Repurchase
  Agreement                                                   FNMA                          5.00%             2035
BNP-Paribas TriParty Joint Repurchase Agreement               FHLMC                 4.50% - 5.00%      2020 - 2035
                                                              FNMA                  4.50% - 6.50%      2034 - 2036
Deutsche Bank Securities Joint Repurchase Agreement           U.S. Treasury Note           3.375%             2029
Deutsche Bank Securities TriParty Joint Repurchase Agreement  FHLMC                 4.50% - 6.50%      2020 - 2035
                                                              GNMA                  5.00% - 6.00%      2032 - 2033
UBS Securities TriParty Joint Repurchase Agreement            FHLMC                 4.50% - 6.50%      2018 - 2036
                                                              FNMA                  4.50% - 7.00%      2018 - 2046

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.2%
            AUSTRALIA -- 0.5%
     381    Brambles Ltd. (D)(A)..............................  $  4,133
                                                                --------
            AUSTRIA -- 1.3%
     123    Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................     9,608
                                                                --------
            BELGIUM -- 1.0%
      52    KBC Groep N.V. (A)................................     6,519
                                                                --------
            BRAZIL -- 1.1%
     251    Companhia Vale do Rio Doce ADR....................     8,516
                                                                --------
            CANADA -- 2.6%
     202    Cameco Corp. .....................................     7,718
      92    Research In Motion Ltd. (D).......................    11,756
                                                                --------
                                                                  19,474
                                                                --------
            DUTCH ANTILLES -- 1.9%
     230    Schlumberger Ltd. (G).............................    14,571
                                                                --------
            FRANCE -- 4.2%
      45    Alstom RGPT (D)(A)................................     5,569
      33    Iliad S.A. (A)....................................     3,208
     160    Safran S.A. (A)...................................     3,809
      43    Vallourec (A).....................................    11,155
     109    Veolia Environment S.A. (A).......................     7,670
                                                                --------
                                                                  31,411
                                                                --------
            GERMANY -- 2.9%
      88    Deutsche Boerse AG (A)............................    18,527
     109    KarstadtQuelle AG (D)(A)..........................     3,559
                                                                --------
                                                                  22,086
                                                                --------
            IRELAND -- 1.9%
     590    Elan Corp. plc ADR (D)(G).........................     7,350
      85    Ryanair Holdings plc ADR (D)(G)...................     7,360
                                                                --------
                                                                  14,710
                                                                --------
            JAPAN -- 12.5%
     344    AEON Co., Ltd. (A)................................     7,490
     205    Eisai Co., Ltd. (A)...............................    10,528
       2    Japan Tobacco, Inc. (A)...........................    10,927
      60    Nintendo Co., Ltd. (A)............................    17,839
      36    ORIX Corp. (A)(D).................................    10,447
      20    Rakuten, Inc. (A).................................    10,771
     167    Softbank Corp. (A)(D).............................     3,926
       1    Sumitomo Mitsui Financial Group, Inc. (A)(D)......     9,300
     380    Sumitomo Realty & Development Co., Ltd. (A).......    13,252
                                                                --------
                                                                  94,480
                                                                --------
            MEXICO -- 2.7%
     259    America Movil S.A. de C.V. ADR....................    11,485
      74    Fomento Economico Mexicano S.A. de C.V. ADR.......     8,873
                                                                --------
                                                                  20,358
                                                                --------
            NETHERLANDS -- 2.7%
     370    ASML Holding N.V. (D)(A)..........................     9,407
     212    Royal Numico N.V. (A).............................    11,270
                                                                --------
                                                                  20,677
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            NORWAY -- 0.6%
     216    Telenor ASA (A)...................................  $  4,416
                                                                --------
            RUSSIA -- 0.9%
     164    OAO Gazprom Class S ADR (K).......................     7,024
                                                                --------
            SWITZERLAND -- 4.0%
     531    ABB Ltd. (A)......................................     9,456
      29    Nestle S.A. (A)...................................    10,691
     166    UBS AG (A)........................................    10,439
                                                                --------
                                                                  30,586
                                                                --------
            TAIWAN -- 1.3%
   1,463    Hon Hai Precision Industry Co., Ltd. (A)..........    10,052
                                                                --------
            UNITED KINGDOM -- 9.6%
     445    Amvescap plc (A)..................................     5,338
   1,898    Carphone Warehouse Group plc (A)..................    11,570
     428    EMI Group plc (A).................................     2,078
   1,301    Man Group plc (A).................................    13,720
     254    Reckitt Benckiser plc (A).........................    12,266
   2,587    Tesco plc (A).....................................    21,319
     133    Xstrata plc (A)...................................     6,243
                                                                --------
                                                                  72,534
                                                                --------
            UNITED STATES -- 47.5%
     428    Activision, Inc. (D)..............................     7,291
     377    Adobe Systems, Inc. (D)...........................    14,650
     461    American Tower Corp. Class A (D)..................    18,361
     109    Apple, Inc. (D)...................................     9,345
     206    Best Buy Co., Inc. ...............................    10,367
     147    Boeing Co. .......................................    13,164
     302    Broadcom Corp. Class A (D)........................     9,624
      81    Celgene Corp. (D).................................     4,353
     526    Cisco Systems, Inc. (D)...........................    13,992
     395    Comcast Corp. Class A (D)(G)......................    17,489
     575    Corning, Inc. (D).................................    11,991
     131    Danaher Corp. ....................................     9,680
     486    E*Trade Financial Corp. (D).......................    11,841
     285    eBay, Inc. (D)....................................     9,238
     113    Electronic Arts, Inc. (D).........................     5,665
     690    EMC Corp. (D).....................................     9,659
      70    Freeport-McMoRan Copper & Gold, Inc. Class B
              (G).............................................     4,014
      61    Goldman Sachs Group, Inc. ........................    12,857
      48    Google, Inc. (D)..................................    24,112
     323    Hewlett-Packard Co. ..............................    13,971
     214    Las Vegas Sands Corp. (D).........................    22,250
     239    Monsanto Co. .....................................    13,150
     278    Network Appliance, Inc. (D).......................    10,438
      75    Noble Corp. ......................................     5,584
     437    Oracle Corp. (D)..................................     7,494
     168    SanDisk Corp. (D)(G)..............................     6,738
     673    Schering-Plough Corp. ............................    16,827
     350    St. Jude Medical, Inc. (D)........................    14,966
     106    United Parcel Service, Inc. Class B...............     7,669
     369    Warner Music Group Corp. (G)......................     7,914

 THE HARTFORD GLOBAL LEADERS FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
     219    Wyeth.............................................  $ 10,801
      45    Zimmer Holdings, Inc. (D).........................     3,790
                                                                --------
                                                                 359,285
                                                                --------
            Total common stock
              (cost $615,807).................................  $750,440
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.8%
            REPURCHASE AGREEMENTS @ -- 1.8%
 $ 2,816    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              2.27%, 02/01/2007...............................  $  2,816
   3,903    BNP-Paribas TriParty Joint Repurchase Agreement,
              2.27%, 02/01/2007...............................     3,903
   1,976    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.27%, 02/01/2007...............................     1,976
     119    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              2.27%, 02/01/2007...............................       119
   4,644    UBS Securities TriParty Joint Repurchase
              Agreement,
              2.27%, 02/01/2007...............................     4,645
                                                                --------
                                                                  13,459
                                                                --------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.0%
 $45,058    Mellon GSL DBTII Collateral Fund..................  $ 45,058
                                                                --------
            Total short-term investments
              (cost $58,517)..................................  $ 58,517
                                                                --------
            Total investments in securities
              (cost $674,324) (C).............................  $808,957
            Other assets and liabilities......................   (52,768)
                                                                --------
            Total net assets..................................  $756,189
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 51.73% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $306,502, which represents 40.53% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $682,095 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $134,757
      Unrealized depreciation........................    (7,895)
                                                       --------
      Net unrealized appreciation....................  $126,862
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $7,024 or 0.93% of net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

@  Repurchase agreements collateralized as follows:

                                                                SECURITY TYPE        COUPON RATE     EXPIRATION DATE
                                                              ------------------    -------------    ---------------
Bank of America Securities TriParty Joint Repurchase
  Agreement                                                   FNMA                          5.00%             2035
BNP - Paribas TriParty Joint Repurchase Agreement             FHLMC                 4.50% - 5.00%      2020 - 2035
                                                              FNMA                  4.50% - 6.50%      2034 - 2036
Deutsche Bank Securities Joint Repurchase Agreement           U.S. Treasury Note           3.375%             2029
Deutsche Bank Securities TriParty Joint Repurchase Agreement  FHLMC                 4.50% - 6.50%      2020 - 2035
                                                              GNMA                  5.00% - 6.00%      2032 - 2033
UBS Securities TriParty Joint Repurchase Agreement            FHLMC                 4.50% - 6.50%      2018 - 2036
                                                              FNMA                  4.50% - 7.00%      2018 - 2046

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
British Pound                                  Buy              $ 558           $  557          02/01/2007              $ 1
British Pound                                  Sell               680              679          02/02/2007               (1)
Euro                                           Buy                550              547          02/01/2007                3
Euro                                           Buy                712              708          02/02/2007                4
Japanese Yen                                   Buy              3,890            3,854          02/02/2007               36
Swiss Francs                                   Buy              1,625            1,612          02/01/2007               13
                                                                                                                        ---
                                                                                                                        $56
                                                                                                                        ===

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 97.8%
            ACTIVITIES RELATED TO CREDIT BANKING -- 1.7%
    45      Western Union Co. ................................   $ 1,008
                                                                 -------
            AUDIO AND VIDEO EQUIPMENT MANUFACTURING -- 1.3%
    17      Sony Corp. (A)....................................       794
                                                                 -------
            BUSINESS SUPPORT SERVICES -- 1.1%
    24      Iron Mountain, Inc. (D)...........................       679
                                                                 -------
            COMMUNICATIONS EQUIPMENT MANUFACTURING -- 6.5%
    32      Cisco Systems, Inc. (D)...........................       848
    16      Research in Motion Ltd. (D).......................     1,994
   290      Telefonaktiebolaget LM Ericsson (A)...............     1,154
                                                                 -------
                                                                   3,996
                                                                 -------
            COMPUTER AND PERIPHERAL MANUFACTURING -- 21.9%
    30      Apple, Inc. (D)...................................     2,580
   199      EMC Corp. (D).....................................     2,778
   109      Hewlett-Packard Co. ..............................     4,697
   375      Hon Hai Precision Industry Co., Ltd. (A)..........     2,576
    20      Network Appliance, Inc. (D).......................       741
                                                                 -------
                                                                  13,372
                                                                 -------
            DATA PROCESSING SERVICES -- 1.8%
    45      First Data Corp. .................................     1,116
                                                                 -------
            ELECTRICAL EQUIP MANUFACTURING -- COMPONENT OTHER -- 3.2%
    93      Corning, Inc. (D).................................     1,928
                                                                 -------
            EMPLOYMENT SERVICES -- 2.8%
    13      Manpower, Inc. ...................................       977
    18      Robert Half International, Inc. ..................       716
                                                                 -------
                                                                   1,693
                                                                 -------
            ENTERTAINMENT -- DATA PROCESS, HOSTING & RELATED
            SERVICES -- 1.0%
    20      MoneyGram International, Inc. ....................       603
                                                                 -------
            MACHINERY MANUFACTURING -- INDUSTRIAL MACHINERY -- 5.9%
    22      KLA-Tencor Corp. .................................     1,088
    54      Lam Research Corp. (D)............................     2,492
                                                                 -------
                                                                   3,580
                                                                 -------
            MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING SERVICES -- 4.2%
    38      Accenture Ltd. Class A............................     1,435
    23      Monster Worldwide, Inc. (D).......................     1,151
                                                                 -------
                                                                   2,586
                                                                 -------
            ON LINE INFORMATION SERVICES -- 6.6%
     7      Google, Inc. (D)..................................     3,459
    31      Juniper Networks, Inc. (D)........................       558
                                                                 -------
                                                                   4,017
                                                                 -------
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.9%
    10      Tata Consultancy Services Ltd. Warrants (D) (I)...       579
                                                                 -------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 6.4%
    26      Automatic Data Processing, Inc. ..................     1,226
    47      BISYS Group, Inc. (D).............................       598

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- (CONTINUED)
    21      DST Systems, Inc. (D).............................   $ 1,480
    41      Foundry Networks, Inc. (D)........................       593
                                                                 -------
                                                                   3,897
                                                                 -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT MANUFACTURING -- 18.5%
    46      Altera Corp. (D)..................................       912
    38      ASML Holding N.V. (D)(A)..........................       972
    96      Maxim Integrated Products, Inc. ..................     2,961
    34      S.O.I. Tec, S.A. (D)(A)...........................     1,006
     2      Samsung Electronics Co., Ltd. (A).................     1,403
    32      Semtech Corp. (D).................................       434
    93      Texas Instruments, Inc. ..........................     2,913
    34      Trident Microsystems, Inc. (D)....................       707
                                                                 -------
                                                                  11,308
                                                                 -------
            SOFTWARE PUBLISHERS -- 12.5%
    69      Activision, Inc. (D)..............................     1,173
    33      Adobe Systems, Inc. (D)...........................     1,279
    35      Electronic Arts, Inc. (D).........................     1,725
    60      Microsoft Corp. ..................................     1,846
    35      Oracle Corp. (D)..................................       592
    43      Red Hat, Inc. (D).................................       982
                                                                 -------
                                                                   7,597
                                                                 -------
            WIRELESS COMMUNICATIONS SERVICES -- 1.5%
   124      Sonus Networks, Inc. (D)..........................       898
                                                                 -------
            Total common stock
              (cost $51,393)..................................   $59,651
                                                                 -------

PRINCIPAL
 AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 1.0%
            REPURCHASE AGREEMENTS @ -- 1.0%
  $126      Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $   126
   175      BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................      175
    88      Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       88
     5      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        5
   208      UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      208
                                                                -------
                                                                    602
                                                                -------
            Total short-term investments
              (cost $602).....................................  $   602
                                                                -------
            Total investments in securities
              (cost $51,995) (C)..............................  $60,253
            Other assets and liabilities......................      712
                                                                -------
            Total net assets..................................  $60,965
                                                                =======

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.19% of total net assets at January 31, 2007.
  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $7,905, which represents 12.97% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $52,434 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $8,653
      Unrealized depreciation..........................    (834)
                                                         ------
      Net unrealized appreciation......................  $7,819
                                                         ======

  (D)Currently non-income producing.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $579, which represents 0.95% of total net assets.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                  SECURITY           COUPON       EXPIRATION
                                    TYPE              RATE           DATE
                             ------------------   -------------   ----------
      Bank of America
       Securities TriParty
       Joint Repurchase
       Agreement             FNMA                         5.00%          2035
      BNP-Paribas TriParty
       Joint Repurchase
       Agreement             FHLMC                4.50% - 5.00%   2020 - 2035
                             FNMA                 4.50% - 6.50%   2034 - 2036
      Deutsche Bank
       Securities Joint
       Repurchase Agreement  U.S. Treasury Note          3.375%          2029
      Deutsche Bank
       Securities TriParty
       Joint Repurchase
       Agreement             FHLMC                4.50% - 6.50%   2020 - 2035
                             GNMA                 5.00% - 6.00%   2032 - 2033
      UBS Securities
       TriParty Joint
       Repurchase Agreement  FHLMC                4.50% - 6.50%   2018 - 2036
                             FNMA                 4.50% - 7.00%   2018 - 2046

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                       VALUE (W)
------                                                       ----------
 COMMON STOCK -- 99.2%
         BASIC MATERIALS -- 5.3%
  309    Agrium, Inc. .....................................  $   10,715
  635    Cameco Corp. .....................................      24,209
  209    Companhia Vale do Rio Doce ADR....................       7,098
  118    Freeport-McMoRan Copper & Gold, Inc. Class B......       6,773
   86    Potash Corp. of Saskatchewan......................      13,426
                                                             ----------
                                                                 62,221
                                                             ----------
         CAPITAL GOODS -- 4.1%
  335    ABB Ltd. ADR......................................       5,971
  361    Boeing Co. .......................................      32,288
  146    International Game Technology.....................       6,335
   72    Joy Global, Inc. .................................       3,359
                                                             ----------
                                                                 47,953
                                                             ----------
         CONSUMER CYCLICAL -- 0.9%
  140    Coach, Inc. (D)...................................       6,422
   90    eBay, Inc. (D)....................................       2,927
   40    Whole Foods Market, Inc. .........................       1,724
                                                             ----------
                                                                 11,073
                                                             ----------
         CONSUMER STAPLES -- 2.0%
    1    Japan Tobacco, Inc. (A)...........................       6,196
  109    PepsiCo, Inc. ....................................       7,082
  163    Procter & Gamble Co. .............................      10,561
                                                             ----------
                                                                 23,839
                                                             ----------
         ENERGY -- 2.4%
  604    Halliburton Co. ..................................      17,841
  122    Murphy Oil Corp. .................................       6,048
  129    Sasol Ltd. ADR (G)................................       4,386
                                                             ----------
                                                                 28,275
                                                             ----------
         FINANCE -- 18.7%
  319    Amvescap plc ADR (G)..............................       7,769
   23    Chicago Mercantile Exchange Holdings, Inc. .......      13,164
  112    Citigroup, Inc. ..................................       6,169
  616    Commerce Bancorp, Inc. ...........................      20,818
  266    Countrywide Financial Corp. ......................      11,571
  197    Franklin Resources, Inc. .........................      23,498
   35    Goldman Sachs Group, Inc. ........................       7,423
  553    Nasdaq Stock Market, Inc. (D)(G)..................      18,831
  217    State Street Corp. ...............................      15,409
  642    UBS AG............................................      40,432
  656    UnitedHealth Group, Inc. (D)......................      34,291
   99    Wellpoint, Inc. (D)...............................       7,787
  571    Western Union Co. ................................      12,746
                                                             ----------
                                                                219,908
                                                             ----------
         HEALTH CARE -- 10.8%
  176    AstraZeneca plc ADR...............................       9,821
  153    Eisai Co., Ltd. (A)...............................       7,872
  460    Elan Corp. plc ADR (D)............................       5,727
   83    Gilead Sciences, Inc. (D).........................       5,355
  164    Monsanto Co. .....................................       9,030
  622    Sanofi-Aventis S.A. ADR...........................      27,427
1,477    Schering-Plough Corp. ............................      36,917
  336    Shionogi & Co., Ltd. (A)..........................       5,982

                                                               MARKET
SHARES                                                       VALUE (W)
------                                                       ----------
         HEALTH CARE -- (CONTINUED)
  304    St. Jude Medical, Inc. (D)........................  $   13,008
  170    Vertex Pharmaceuticals, Inc. (D)(G)...............       5,996
                                                             ----------
                                                                127,135
                                                             ----------
         SERVICES -- 18.3%
  406    Accenture Ltd. Class A............................      15,328
  152    Alliance Data Systems Corp. (D)...................      10,296
  595    Autodesk, Inc. (D)................................      26,015
  209    Automatic Data Processing, Inc. ..................       9,955
   84    Corporate Executive Board Co. ....................       7,599
  338    Equifax, Inc. (D).................................      14,021
  261    Fluor Corp. ......................................      21,538
  101    Manpower, Inc. ...................................       7,361
  386    Monster Worldwide, Inc. (D).......................      19,087
  179    Moody's Corp. ....................................      12,837
  115    Starwood Hotels & Resorts.........................       7,175
  314    United Parcel Service, Inc. Class B...............      22,730
  160    Viacom, Inc. Class B (D)..........................       6,491
  543    Walt Disney Co. ..................................      19,094
  292    Waste Management, Inc. ...........................      11,074
  336    XM Satellite Radio Holdings, Inc. Class A (D).....       4,778
                                                             ----------
                                                                215,379
                                                             ----------
         TECHNOLOGY -- 31.9%
  409    Activision, Inc. (D)..............................       6,959
  581    Adobe Systems, Inc. (D)...........................      22,591
  297    Altera Corp. (D)..................................       5,958
  148    America Movil S.A. de C.V. ADR....................       6,551
  317    American Tower Corp. Class A (D)..................      12,618
  113    Apple, Inc. (D)...................................       9,673
  254    AT&T, Inc. .......................................       9,542
1,511    Cisco Systems, Inc. (D)...........................      40,166
  373    Danaher Corp. ....................................      27,601
  144    Electronic Arts, Inc. (D).........................       7,202
  896    EMC Corp. (D).....................................      12,531
  714    General Electric Co. .............................      25,732
   71    Google, Inc. (D)..................................      35,457
  336    Hewlett-Packard Co. ..............................      14,538
  456    Linear Technology Corp. ..........................      14,100
  968    Medtronic, Inc. ..................................      51,739
  805    Network Appliance, Inc. (D).......................      30,262
   22    NII Holdings, Inc. Class B (D)....................       1,639
1,404    Oracle Corp. (D)..................................      24,092
   24    Roper Industries, Inc. ...........................       1,258
  203    SanDisk Corp. (D)(G)..............................       8,163
  395    Symantec Corp. (D)................................       7,002
                                                             ----------
                                                                375,374
                                                             ----------
         TRANSPORTATION -- 3.8%
  350    General Dynamics Corp. ...........................      27,343
  240    GOL Linhas Aereas Inteligentes S.A. ADR (G).......       7,212
  160    Harley-Davidson, Inc. ............................      10,946
                                                             ----------
                                                                 45,501
                                                             ----------
         UTILITIES -- 1.0%
  216    TXU Corp. ........................................      11,702
                                                             ----------
         Total common stock
           (cost $1,072,898)...............................  $1,168,360
                                                             ----------

--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                       VALUE (W)
------                                                       ----------
 SHORT-TERM INVESTMENTS -- 4.3%
         REPURCHASE AGREEMENTS @ -- 1.6%
4,027    Bank of America Securities TriParty Joint
           Repurchase Agreement,
           5.27%, 02/01/2007...............................  $    4,027
5,581    BNP-Paribas TriParty Joint Repurchase Agreement,
           5.27%, 02/01/2007...............................       5,581
2,826    Deutsche Bank Securities Joint Repurchase
           Agreement,
           5.27%, 02/01/2007...............................       2,826
  170    Deutsche Bank Securities TriParty Joint Repurchase
           Agreement,
           5.27%, 02/01/2007...............................         170
6,640    UBS Securities TriParty Joint Repurchase
           Agreement,
           5.27%, 02/01/2007...............................       6,640
                                                             ----------
                                                                 19,244
                                                             ----------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 2.7%
31,909   Navigator Prime Portfolio.........................      31,909
                                                             ----------
         Total short-term investments
           (cost $51,154)..................................  $   51,153
                                                             ----------
         Total investments in securities
           (cost $1,124,052) (C)...........................  $1,219,513
         Other assets and liabilities......................     (41,205)
                                                             ----------
         Total net assets..................................  $1,178,308
                                                             ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.90% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $20,050, which represents 1.70% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $1,126,400 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $120,945
      Unrealized depreciation........................   (27,832)
                                                       --------
      Net unrealized appreciation....................  $ 93,113
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                     EXPIRATION
                                     SECURITY TYPE    COUPON RATE       DATE
                                     -------------   -------------   -----------
      Bank of America Securities
       TriParty Joint Repurchase
       Agreement                     FNMA                    5.00%          2035
      BNP-Paribas TriParty Joint
       Repurchase Agreement          FHLMC           4.50% - 5.00%   2020 - 2035
                                     FNMA            4.50% - 6.50%   2034 - 2036
      Deutsche Bank Securities
       Joint Repurchase Agreement    U.S. Treasury          3.375%          2029
                                     Note
      Deutsche Bank Securities
       TriParty Joint Repurchase
       Agreement                     FHLMC           4.50% - 6.50%   2020 - 2035
                                     GNMA            5.00% - 6.00%   2032 - 2033
      UBS Securities TriParty Joint
       Repurchase Agreement          FHLMC           4.50% - 6.50%   2018 - 2036
                                     FNMA            4.50% - 7.00%   2018 - 2046

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Japanese Yen                                   Buy              $1,641          $1,624          02/01/2007              $17
                                                                                                                        ===

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.9%
         EQUITY FUNDS -- 79.9%
4,206    Hartford Capital Appreciation Fund, Class Y.......  $171,471
1,797    Hartford Disciplined Equity Fund, Class Y.........    25,450
2,944    Hartford Equity Income Fund, Class Y..............    41,662
2,308    Hartford Global Leaders Fund, Class Y.............    47,328
  905    Hartford Growth Opportunities Fund, Class Y.......    27,341
2,093    Hartford International Opportunities Fund, Class
           Y...............................................    36,603
2,349    Hartford International Small Company Fund, Class
           Y...............................................    36,602
3,568    Hartford Select SmallCap Value Fund, Class Y......    41,321
1,373    Hartford Small Company Fund, Class Y..............    31,218
9,051    Hartford Value Fund, Class Y......................   115,311
                                                             --------
         Total equity funds
           (cost $540,332).................................  $574,307
                                                             --------
         FIXED INCOME FUNDS -- 20.0%
2,162    Hartford Inflation Plus Fund, Class Y.............    22,330
4,984    Hartford Short Duration Fund, Class Y.............    49,243
6,753    Hartford Total Return Bond Fund, Class Y..........    72,125
                                                             --------
         Total fixed income funds
           (cost $144,585).................................  $143,698
                                                             --------
         Total investments in affiliated investment
           companies
           (cost $684,917) (C).............................  $718,005
         Other assets & liabilities........................       888
                                                             --------
         Total net assets..................................  $718,893
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $684,928 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $33,964
      Unrealized depreciation.........................     (887)
                                                        -------
      Net unrealized appreciation.....................  $33,077
                                                        =======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.0%
            BASIC MATERIALS -- 7.9%
     449    Cameco Corp. .....................................  $   17,109
     449    Companhia Vale do Rio Doce ADR....................      15,238
     236    Freeport-McMoRan Copper & Gold, Inc. Class B
              (G).............................................      13,595
     508    Jarden Corp. (D)(G)...............................      18,631
     173    Owens-Illinois, Inc. (D)..........................       3,861
     156    Potash Corp. of Saskatchewan......................      24,294
      54    Rio Tinto plc ADR.................................      11,762
                                                                ----------
                                                                   104,490
                                                                ----------
            CAPITAL GOODS -- 1.1%
     311    Joy Global, Inc. .................................      14,434
                                                                ----------
            CONSUMER CYCLICAL -- 8.1%
     151    Altria Group, Inc. ...............................      13,170
     384    California Pizza Kitchen, Inc. (D)................      13,672
     186    Children's Place Retail Stores, Inc. (D)..........      10,094
     290    Foster Wheeler Ltd. (D)...........................      15,490
     357    Kohl's Corp. (D)..................................      25,343
     604    Mosaic Co. (D)....................................      12,026
     430    Tiffany & Co. (G).................................      16,886
                                                                ----------
                                                                   106,681
                                                                ----------
            CONSUMER STAPLES -- 2.4%
     220    Bunge Ltd. .......................................      16,891
     845    Tyson Foods, Inc. Class A.........................      15,004
                                                                ----------
                                                                    31,895
                                                                ----------
            ENERGY -- 4.7%
     491    Chesapeake Energy Corp. ..........................      14,527
     207    Conoco Phillips...................................      13,767
     249    EOG Resources, Inc. ..............................      17,241
     421    Halliburton Co. ..................................      12,431
      77    Ultra Petroleum Corp (D)..........................       4,040
                                                                ----------
                                                                    62,006
                                                                ----------
            FINANCE -- 7.2%
     452    Covanta Holding Corp. (D).........................      10,692
     530    E* Trade Financial Corp. (D)......................      12,926
     510    Nasdaq Stock Market, Inc. (D).....................      17,371
     253    Nuveen Investments, Inc. Class A..................      12,538
     198    State Street Corp. ...............................      14,082
     197    UBS AG............................................      12,407
     672    Western Union Co..................................      15,015
                                                                ----------
                                                                    95,031
                                                                ----------
            HEALTH CARE -- 19.4%
     540    Alkermes, Inc. (D)................................       8,058
     333    Amylin Pharmaceuticals, Inc. (D)(G)...............      12,918
     237    Astellas Pharma, Inc. (A).........................      10,118
     266    AtheroGenics, Inc. (D)(G).........................       3,144
     443    Auxilium Pharmaceuticals, Inc. (D)(G).............       6,127
     238    Cephalon, Inc. (D)(G).............................      17,255
     224    Charles River Laboratories International, Inc.
              (D).............................................      10,071
     336    Dade Behring Holdings, Inc. ......................      14,152
     315    Digene Corp. (D)..................................      16,222
     220    Eisai Co., Ltd. (A)...............................      11,330

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     576    Elan Corp. plc ADR (D)(G).........................  $    7,168
     243    Eli Lilly & Co. ..................................      13,146
     139    Encysive Pharmaceuticals, Inc. (D)(G).............         465
     235    Kyphon, Inc. (D)..................................      11,010
     187    Medicines Co. (D).................................       5,723
     283    Merck & Co., Inc. ................................      12,669
     389    Pharmaceutical Product Development, Inc. .........      13,410
   1,212    Schering-Plough Corp. ............................      30,300
     730    Shionogi & Co., Ltd. (A)..........................      12,990
     498    St. Jude Medical, Inc. (D)........................      21,304
     398    Teva Pharmaceutical Industries Ltd. ADR...........      13,963
     125    Vertex Pharmaceuticals, Inc. (D)..................       4,415
                                                                ----------
                                                                   255,958
                                                                ----------
            SERVICES -- 12.1%
     500    Allied Waste Industries, Inc. (D).................       6,391
     179    Corporate Executive Board Co. ....................      16,268
     547    DreamWorks Animation SKG, Inc. (D)................      15,400
     349    Equifax, Inc. (D).................................      14,473
     181    Fluor Corp. ......................................      14,976
     262    Focus Media Holding Ltd. ADR (D)..................      21,665
     190    Manpower, Inc. ...................................      13,820
     418    MoneyGram International, Inc. ....................      12,536
     176    Stericycle, Inc. (D)(G)...........................      13,521
     904    Tetra Technologies, Inc. (D)......................      16,247
     415    Walt Disney Co. ..................................      14,603
                                                                ----------
                                                                   159,900
                                                                ----------
            TECHNOLOGY -- 31.5%
   1,491    Activision, Inc. (D)..............................      25,397
     548    Adobe Systems, Inc. (D)...........................      21,281
     332    American Tower Corp. Class A (D)..................      13,240
     135    Apple, Inc. (D)...................................      11,574
     147    Baidu.com ADR (D)(G)..............................      18,316
      24    Beckman Coulter, Inc. ............................       1,509
   1,056    Corning, Inc. (D).................................      22,015
     580    General Electric Co. .............................      20,924
      33    Google, Inc. (D)..................................      16,744
     482    Hewlett-Packard Co. ..............................      20,852
     276    Hologic, Inc. (D).................................      15,349
     287    Leap Wireless International, Inc. (D).............      18,820
     440    Medtronic, Inc. ..................................      23,507
     519    Microsoft Corp. ..................................      16,013
   1,782    Move, Inc. (D)....................................      11,263
     940    Network Appliance, Inc. (D).......................      35,355
      89    NII Holdings, Inc. Class B (D)....................       6,569
     304    NVIDIA Corp. (D)..................................       9,302
   1,321    O2Micro International Ltd. ADR (D)................      10,989
     923    Oracle Corp. (D)..................................      15,842
     363    Red Hat, Inc. (D).................................       8,260
     130    Research In Motion Ltd. (D).......................      16,560
      20    Samsung Electronics Co., Ltd. (A).................      12,571
   1,677    Tencent Holdings Ltd. (A).........................       6,544
     680    VeriFone Holdings, Inc. (D).......................      27,196
     280    Verint Systems, Inc. (D)..........................       9,254
                                                                ----------
                                                                   415,246
                                                                ----------

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 2.1%
     186    General Dynamics Corp. ...........................  $   14,497
     451    GOL Linhas Aereas Inteligentes S.A. ADR (G).......      13,583
                                                                ----------
                                                                    28,080
                                                                ----------
            UTILITIES -- 2.5%
     484    Suntech Power Holdings Co. Ltd. ADR (D)(G)........      17,796
     212    Veolia Environment S.A. (A)(G)....................      14,903
                                                                ----------
                                                                    32,699
                                                                ----------
            Total common stock
              (cost $1,109,593)...............................  $1,306,420
                                                                ----------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.0%
            REPURCHASE AGREEMENTS @ -- 0.9%
 $ 2,627    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $    2,627
   3,641    BNP Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................       3,641
     111    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................         111
   1,844    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement
              5.27% 02/01/2007................................       1,844
   4,332    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       4,332
                                                                ----------
                                                                    12,555
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.1%
 $80,374    BNY Institutional Cash Reserve Fund...............  $   80,374
                                                                ----------
            Total short-term investments
              (cost $92,929)..................................  $   92,929
                                                                ----------
            Total investments in securities
              (cost $1,202,522) (C)...........................  $1,399,349
            Other assets & liabilities........................     (79,393)
                                                                ----------
            Total net assets..................................  $1,319,956
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.43% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $68,456, which represents 5.19% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $1,204,849 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $ 210,322
      Unrealized depreciation.......................    (15,822)
                                                      ---------
      Net unrealized appreciation...................  $ 194,500
                                                      =========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE     EXPIRATION DATE
                                                                    ------------------    -------------    ---------------
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                          5.00%             2035
      BNP-Paribas TriParty Joint Repurchase Agreement.............  FHLMC                 4.50% - 5.00%      2020 - 2035
                                                                    FNMA                  4.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities Joint Repurchase Agreement.........  U.S. Treasury Note           3.375%             2029
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                 4.50% - 6.50%      2020 - 2035
                                                                    GNMA                  5.00% - 6.00%      2032 - 2033
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.50% - 6.50%      2018 - 2036
                                                                    FNMA                  4.50% - 7.00%      2018 - 2046

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.6%
             FINANCE -- 0.3%
$    7,101   CBA Commercial Small Balance Commercial Mortgage,
               9.75%, 01/25/2039 (I)(P)........................  $    731
                                                                 --------
             TRANSPORTATION -- 1.3%
       691   American Airlines, Inc.,
               7.38%, 05/23/2019...............................       684
       589   Continental Airlines, Inc.,
               6.80%, 08/02/2018...............................       589
     1,241   Continental Airlines, Inc.,
               7.37%, 12/15/2015...............................     1,266
     1,083   Continental Airlines, Inc.,
               8.39%, 11/01/2020...............................     1,132
                                                                 --------
                                                                    3,671
                                                                 --------
             Total asset & commercial
               mortgage backed securities
               (cost $4,152)...................................  $  4,402
                                                                 --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 92.9%
             BASIC MATERIALS -- 12.5%
     1,375   AK Steel Corp.,
               7.75%, 06/15/2012...............................  $  1,392
     1,375   Aleris International, Inc.,
               9.00%, 12/15/2014 (I)...........................     1,427
       700   Boise Cascade LLC,
               7.125%, 10/15/2014..............................       683
     1,340   Bowater, Inc.,
               8.36%, 03/15/2010 (G)(L)........................     1,353
     1,000   Chaparral Steel Co.,
               10.00%, 07/15/2013 #............................     1,115
     1,370   Crown Americas, Inc.,
               7.75%, 11/15/2015...............................     1,418
       660   Crown Cork & Seal Co., Inc.,
               8.00%, 04/15/2023...............................       647
       985   Georgia Gulf Corp.,
               10.75%, 10/15/2016 (G)(I).......................       960
     1,615   Georgia-Pacific Corp.,
               7.00%, 01/15/2015 (I)...........................     1,607
     1,175   Goodyear Tire & Rubber Co.,
               8.63%, 12/01/2011 (I)...........................     1,237
     1,180   Graham Packaging Co., Inc.,
               9.88%, 10/15/2014 (G)...........................     1,215
     1,100   Huntsman International LLC,
               7.88%, 11/15/2014 (I)...........................     1,133
     1,364   Koppers, Inc.,
               9.88%, 10/15/2013 #.............................     1,480
     2,500   Lyondell Chemical Co.,
               8.25%, 09/15/2016...............................     2,650
       985   Mobile Services Group, Inc.,
               9.75%, 08/01/2014 (I)...........................     1,037
     2,000   Norske Skog Canada Ltd.,
               8.63%, 06/15/2011...............................     2,055
     1,130   Nova Chemicals Corp.,
               8.50%, 11/15/2013 (G)(L)........................     1,124
     1,250   Owens-Brockway Glass Container, Inc.,
               8.88%, 02/15/2009 #.............................     1,278

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             BASIC MATERIALS -- (CONTINUED)
$    1,375   Owens-Illinois, Inc.,
               7.80%, 05/15/2018 (G)...........................  $  1,399
     1,500   Peabody Energy Corp.,
               6.88%, 03/15/2013...............................     1,508
       650   Potlatch Corp.,
               13.00%, 12/01/2009 (L)..........................       744
       495   RBS Global & Rexnord Corp.,
               9.50%, 08/01/2014 (I)...........................       510
     1,330   Rockwood Specialties Group, Inc.,
               7.50%, 11/15/2014 (G)...........................     1,343
       434   Rockwood Specialties Group, Inc.,
               10.63%, 05/15/2011..............................       462
     1,040   Smurfit Kappa Funding plc,
               9.63%, 10/01/2012...............................     1,105
     1,400   Smurfit-Stone Container Enterprises, Inc.,
               8.38%, 07/01/2012...............................     1,407
       625   Tube City IMS Corp.,
               9.75%, 02/01/2015 (I)...........................       641
     1,665   Verso Paper Holdings LLC,
               11.38%, 08/01/2016 (I)..........................     1,765
                                                                 --------
                                                                   34,695
                                                                 --------
             CAPITAL GOODS -- 1.9%
     1,170   Bombardier, Inc.,
               6.30%, 05/01/2014 (I)...........................     1,107
     1,100   Case Corp.,
               7.25%, 01/15/2016 (G)...........................     1,126
     1,245   ESCO Corp.,
               8.63%, 12/15/2013 (I)...........................     1,282
       891   K2, Inc.,
               7.38%, 07/01/2014...............................       898
       176   L-3 Communications Corp.,
               3.00%, 08/01/2035 (G)...........................       183
       740   Transdigm, Inc.,
               7.75%, 07/15/2014 (I)...........................       747
                                                                 --------
                                                                    5,343
                                                                 --------
             CONSUMER CYCLICAL -- 13.9%
     1,800   Albertson's, Inc.,
               7.25%, 05/01/2013...............................     1,845
     1,080   Amerigas Partners L.P.,
               7.25%, 05/20/2015 (G)...........................     1,069
     1,200   Aramark Corp.,
               8.50%, 02/01/2015 (I)...........................     1,229
     1,850   ArvinMeritor, Inc.,
               8.75%, 03/01/2012 (G)...........................     1,887
     1,160   Beazer Homes USA, Inc.,
               8.63%, 05/15/2011 (G)...........................     1,195
       995   Buffalo Thunder,
               9.38%, 12/15/2014 (I)...........................     1,011
       865   Builders FirstSource, Inc.,
               9.62%, 02/15/2012 (G)(L)........................       874
     1,700   Ford Capital B.V.,
               9.50%, 06/01/2010...............................     1,726
     3,265   General Motors Corp.,
               6.38%, 05/01/2008 (G)...........................     3,253
     2,210   General Motors Corp.,
               7.13%, 07/15/2013 (G)...........................     2,144

 THE HARTFORD HIGH YIELD FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             CONSUMER CYCLICAL -- (CONTINUED)
$      850   GSC Holdings Corp.,
               8.00%, 10/01/2012 (G)...........................  $    899
       915   Hanesbrands, Inc.,
               8.74%, 12/15/2014 (I)(L)........................       940
       750   Interline Brands, Inc.,
               8.13%, 06/15/2014...............................       767
       365   K. Hovnanian Enterprises, Inc.,
               6.00%, 01/15/2010...............................       352
       875   K. Hovnanian Enterprises, Inc.,
               6.25%, 01/15/2015...............................       823
     1,030   K. Hovnanian Enterprises, Inc.,
               8.88%, 04/01/2012 (G)...........................     1,053
     1,200   KB Home & Broad Home Corp.,
               6.38%, 08/15/2011 (G)...........................     1,186
     1,240   Lear Corp.,
               5.75%, 08/01/2014 (G)(I)........................     1,073
       950   Levi Strauss & Co.,
               9.75%, 01/15/2015 (G)...........................     1,026
     1,390   Michaels Stores, Inc.,
               11.38%, 11/01/2016 (G)(I).......................     1,501
     1,510   Neiman Marcus Group, Inc.,
               10.38%, 10/15/2015 (G)..........................     1,687
     1,355   NPC International, Inc.,
               9.50%, 05/01/2014...............................     1,396
     1,020   Perry Ellis International, Inc.,
               8.88%, 09/15/2013...............................     1,040
     1,595   Phillips Van-Heusen Corp.,
               7.75%, 11/15/2023...............................     1,675
       880   Ply Gem Industries, Inc.,
               9.00%, 02/15/2012 (G)...........................       792
     1,625   SGS International, Inc.,
               12.00%, 12/15/2013..............................     1,698
     1,090   Stater Brothers Holdings, Inc.,
               8.13%, 06/15/2012...............................     1,106
     1,850   Tenneco, Inc.,
               8.63%, 11/15/2014 (G)...........................     1,919
     1,240   United Auto Group, Inc.,
               9.63%, 03/15/2012 #.............................     1,302
                                                                 --------
                                                                   38,468
                                                                 --------
             CONSUMER STAPLES -- 2.8%
     1,090   Appleton Papers, Inc.,
               9.75%, 06/15/2014 (G)...........................     1,134
       725   Constellation Brands, Inc.,
               7.25%, 09/01/2016...............................       741
       715   Dean Foods Co.,
               7.00%, 06/01/2016...............................       722
       840   Del Laboratories, Inc.,
               10.37%, 11/01/2011 (L)..........................       872
     1,085   Dole Food Co., Inc.,
               8.63%, 05/01/2009...............................     1,085
     1,440   Nutro Products, Inc.,
               10.75%, 04/15/2014 (I)..........................     1,577

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             CONSUMER STAPLES -- (CONTINUED)
$      950   Pierre Foods, Inc.,
               9.88%, 07/15/2012 (G)...........................  $    981
       725   Pilgrim's Pride Corp.,
               7.63%, 05/01/2015...............................       718
                                                                 --------
                                                                    7,830
                                                                 --------
             ENERGY -- 4.0%
       596   Chesapeake Energy Corp.,
               2.75%, 11/15/2035...............................       606
       750   Chesapeake Energy Corp.,
               7.63%, 07/15/2013...............................       779
     1,000   Comstock Resources, Inc.,
               6.88%, 03/01/2012 (G)...........................       959
     1,545   Encore Acquisition Co.,
               7.25%, 12/01/2017 (G)...........................     1,468
       875   Ferrell Gas Partners L.P.,
               8.75%, 06/15/2012 #.............................       888
     1,190   Inergy L.P.,
               8.25%, 03/01/2016...............................     1,229
       614   Magnum Hunter Resources, Inc.,
               9.60%, 03/15/2012...............................       644
       995   OPTI Canada, Inc.,
               8.25%, 12/15/2014 (I)...........................     1,040
     1,000   Petrohawk Energy Corp.,
               9.13%, 07/15/2013...............................     1,035
     1,500   Pogo Producing Co.,
               7.88%, 05/01/2013 (G)...........................     1,511
     1,050   Range Resources Corp.,
               7.50%, 05/15/2016...............................     1,068
                                                                 --------
                                                                   11,227
                                                                 --------
             FINANCE -- 10.7%
     1,800   American Real Estate Partners L.P.,
               7.13%, 02/15/2013 #.............................     1,782
     1,420   Atlantic Broadband Finance LLC,
               9.38%, 01/15/2014 #.............................     1,459
     1,150   Avis Budget Car Rental,
               7.87%, 05/15/2014 # (I)(L)......................     1,141
     1,100   E*Trade Financial Corp.,
               8.00%, 06/15/2011...............................     1,148
     1,375   El Paso Performance-Linked Trust,
               7.75%, 07/15/2011 (I)...........................     1,430
       675   Felcor Lodging L.P.,
               8.50%, 06/01/2011...............................       716
     2,240   Ford Motor Credit Co.,
               6.93%, 01/15/2010 # (L).........................     2,226
     1,900   Ford Motor Credit Co.,
               7.38%, 02/01/2011 (G)...........................     1,877
     1,685   General Motors Acceptance Corp.,
               6.88%, 09/15/2011...............................     1,710
     1,650   General Motors Acceptance Corp.,
               6.88%, 08/28/2012...............................     1,677
     1,300   General Motors Acceptance Corp.,
               8.00%, 11/01/2031 (G)...........................     1,463
     1,365   Hertz Corp.,
               10.50%, 01/01/2016 (G)..........................     1,536
     1,190   Host Marriott L.P.,
               6.75%, 06/01/2016...............................     1,181

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (U)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
$      865   LPL Holdings, Inc.,
               10.75%, 12/15/2015 (I)..........................  $    904
     1,320   Multiplan Corp.,
               10.38%, 04/15/2016 (I)..........................     1,327
EUR    600   Nell Af Sarl,
               8.38%, 08/15/2015 (I)...........................       851
       725   Nell Af Sarl,
               8.38%, 08/15/2015 (G)(I)........................       749
     1,250   Rainbow National Services LLC,
               10.38%, 09/01/2014 (I)..........................     1,406
       690   Rental Service Corp.,
               9.50%, 12/01/2014 (I)...........................       721
       570   Snowqualmie Entertainment Authority,
               9.15%, 02/01/2014 (I)(L)........................       574
     1,425   United Rentals NA, Inc.,
               6.50%, 02/15/2012...............................     1,404
     1,140   Universal City Florida,
               10.12%, 05/01/2010 (L)..........................     1,177
     1,295   Universal Hospital Services,
               10.13%, 11/01/2011..............................     1,376
                                                                 --------
                                                                   29,835
                                                                 --------
             HEALTH CARE -- 5.9%
     1,150   Accellent, Inc.,
               10.50%, 12/01/2013..............................     1,196
     1,430   Biovail Corp.,
               7.88%, 04/01/2010...............................     1,460
     1,045   CDRV Investors, Inc.,
               9.86%, 12/01/2011 (I)(L)........................     1,027
     1,200   Encore Medical Finance,
               11.75%, 11/15/2014 (I)..........................     1,194
       950   GNC Parent Corp.,
               12.13%, 12/01/2011 (I)(L).......................       969
     1,885   HCA, Inc.,
               7.88%, 02/01/2011 #.............................     1,899
     2,801   HCA, Inc.,
               9.25%, 11/15/2016 (I)...........................     2,976
     1,400   HealthSouth Corp.,
               10.75%, 06/15/2016 (I)..........................     1,538
     1,300   IASIS Healthcare Capital Corp.,
               8.75%, 06/15/2014...............................     1,328
     1,370   National Mentor Holdings, Inc.,
               11.25%, 07/01/2014 (I)..........................     1,483
     1,450   Tenet Healthcare Corp.,
               6.50%, 06/01/2012...............................     1,320
                                                                 --------
                                                                   16,390
                                                                 --------
             SERVICES -- 15.2%
       485   Affinion Group, Inc.,
               11.50%, 10/15/2015 (I)..........................       521
       505   Allied Waste North America, Inc.,
               5.75%, 02/15/2011 (G)...........................       490
       400   Allied Waste North America, Inc.,
               7.88%, 04/15/2013...............................       412
       280   Allied Waste North America, Inc.,
               9.25%, 09/01/2012 #.............................       296

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (U)
----------                                                       ---------
             SERVICES -- (CONTINUED)
$    1,000   AMC Entertainment, Inc.,
               11.00%, 02/01/2016..............................  $  1,130
     1,260   Ameripath, Inc.,
               10.50%, 04/01/2013 #............................     1,367
       795   Cablevision Systems Corp.,
               9.87%, 04/01/2009 (G)(L)........................       843
     1,810   Clarke American Corp.,
               11.75%, 12/15/2013..............................     2,082
     1,295   Compucom Systems, Inc.,
               12.00%, 11/01/2014 # (I)........................     1,340
     2,445   Dex Media West LLC,
               8.00%, 11/15/2013...............................     2,549
     1,800   Dex Media West LLC,
               9.88%, 08/15/2013 #.............................     1,958
     1,375   DirecTV Holdings LLC,
               6.38%, 06/15/2015...............................     1,310
       610   Dow Jones CDX HY,
               7.38%, 06/29/2011 (I)...........................       625
       750   Education Management LLC,
               8.75%, 06/01/2014...............................       788
       750   Education Management LLC,
               10.25%, 06/01/2016 (G)..........................       806
     1,785   Harrah's Operating Co., Inc.,
               5.63%, 06/01/2015...............................     1,549
       795   ISA Capital de Brasil S.A.,
               8.80%, 01/30/2017 (G)(I)........................       818
     1,535   Knowledge Learning Center, Inc.,
               7.75%, 02/01/2015 (I)...........................     1,493
     1,215   Liberty Media Corp.,
               8.25%, 02/01/2030 (G)...........................     1,201
     1,415   Lodgenet Entertainment Corp.,
               9.50%, 06/15/2013...............................     1,518
     1,480   MGM Mirage, Inc.,
               6.75%, 09/01/2012...............................     1,469
       760   MGM Mirage, Inc.,
               6.75%, 04/01/2013...............................       746
       750   MTR Gaming Group, Inc.,
               9.00%, 06/01/2012...............................       774
       875   NCO Group, Inc.,
               11.88%, 11/15/2014 (I)..........................       903
     1,245   Open Solutions, Inc.,
               9.75%, 02/01/2015 (I)...........................     1,270
       700   Pokagon Gaming Authority,
               10.38%, 06/15/2014 (I)..........................       768
     1,100   Quebecor World Capital Corp.,
               6.13%, 11/15/2013 (G)...........................     1,002
       945   Quebecor World Capital Corp.,
               8.75%, 03/15/2016 (I)...........................       950
       880   Quebecor World, Inc.,
               9.75%, 01/15/2015 (I)...........................       919
     1,480   Sheridan Group, Inc.,
               10.25%, 08/15/2011..............................     1,545
     1,350   Sirius Satellite Radio, Inc.,
               9.63%, 08/01/2013 (G)...........................     1,343
     1,300   Station Casinos, Inc.,
               7.75%, 08/15/2016...............................     1,326
     2,345   SunGard Data Systems, Inc.,
               10.25%, 08/15/2015 (G)..........................     2,521

 THE HARTFORD HIGH YIELD FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (U)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             SERVICES -- (CONTINUED)
$      899   Town Sports International, Inc.,
               9.63%, 04/15/2011...............................  $    946
     1,420   Unisys Corp.,
               7.88%, 04/01/2008...............................     1,420
     1,300   West Corp.,
               9.50%, 10/15/2014 (I)...........................     1,316
                                                                 --------
                                                                   42,314
                                                                 --------
             TECHNOLOGY -- 19.1%
     1,000   Advanced Micro Devices, Inc.,
               7.75%, 11/01/2012 #.............................     1,023
       716   Amkor Technologies, Inc.,
               10.50%, 05/01/2009 (G)..........................       698
     1,325   Broadview Networks Holdings, Inc.,
               11.38%, 09/01/2012 (I)..........................     1,385
     2,775   Charter Communications Holdings LLC,
               8.00%, 04/30/2012 (I)...........................     2,883
     3,695   Charter Communications Holdings LLC,
               9.92%, 04/01/2011 (G)...........................     3,510
     1,200   Cincinnati Bell, Inc.,
               7.25%, 07/15/2013...............................     1,248
     1,370   Citizens Communications Co.,
               7.88%, 01/15/2027 (I)...........................     1,387
     1,375   Dobson Cellular Systems,
               8.38%, 11/01/2011...............................     1,452
       510   Dobson Communications Corp.,
               9.61%, 10/15/2012 (L)...........................       523
     1,235   Flextronics International Ltd.,
               6.50%, 05/15/2013...............................     1,198
     2,600   Freescale Semiconductor, Inc.,
               10.13%, 12/15/2016 (G)(I).......................     2,587
     1,400   Hawaiian Telecom Communications, Inc.,
               10.89%, 05/01/2013 (L)..........................     1,439
     1,375   Idearc, Inc.,
               8.00%, 11/15/2016 (I)...........................     1,397
     1,485   Inmarsat Finance plc,
               7.63%, 06/30/2012...............................     1,533
       615   Intelsat Bermuda Ltd.,
               8.87%, 01/15/2015 (I)(L)........................       626
     2,750   Intelsat Bermuda Ltd.,
               11.25%, 06/15/2016 (I)..........................     3,108
     1,600   Itron, Inc.,
               7.75%, 05/15/2012...............................     1,640
     1,375   Leap Wireless International, Inc.,
               9.38%, 11/01/2014 (I)...........................     1,444
       685   Level 3 Communications,
               11.50%, 03/01/2010..............................       738
     2,420   Level 3 Financing, Inc.,
               12.25%, 03/15/2013..............................     2,765
       679   Lucent Technologies, Inc.,
               6.45%, 03/15/2029 #.............................       618
     1,500   MagnaChip Semiconductor,
               6.88%, 12/15/2011 (G)...........................     1,226
     1,425   Mediacom LLC,
               9.50%, 01/15/2013...............................     1,468

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (U)
----------                                                       ---------
             TECHNOLOGY -- (CONTINUED)
$    1,470   Metro PCS Wireless, Inc.,
               9.25%, 11/01/2014 (I)...........................  $  1,529
     1,390   Momentive Performance,
               9.75%, 12/01/2014 (I)...........................     1,425
     2,500   Nortel Networks Ltd.,
               10.75%, 07/15/2016 (I)..........................     2,763
     1,360   NXP Funding LLC,
               8.11%, 10/15/2013 (I)(L)........................     1,386
     2,460   Qwest Communications International, Inc.,
               7.50%, 02/15/2014 #.............................     2,540
     1,375   Rural Cellular Corp.,
               8.25%, 03/15/2012...............................     1,433
       240   Solectron Global Finance Ltd.,
               8.00%, 03/15/2016 (G)...........................       240
     1,210   STATS ChipPAC Ltd.,
               7.50%, 07/19/2010 (G)...........................     1,234
     1,480   UGS Corp.,
               10.00%, 06/01/2012..............................     1,621
EUR    680   Wind Acquisition,
               9.75%, 12/01/2015 (I)...........................     1,014
     1,825   Windstream Corp.,
               8.63%, 08/01/2016...............................     1,992
                                                                 --------
                                                                   53,073
                                                                 --------
             TRANSPORTATION -- 0.4%
       945   PHI, Inc.,
               7.13%, 04/15/2013...............................       904
                                                                 --------
             UTILITIES -- 6.5%
     1,000   Atlas Pipeline Partners L.P.,
               8.13%, 12/15/2015 #.............................     1,030
     2,000   Chivor S.S. E.S.P.,
               9.75%, 12/30/2014 (K)...........................     2,240
     1,600   Colorado Interstate Gas Co.,
               6.80%, 11/15/2015...............................     1,659
       820   Copano Energy LLC,
               8.13%, 03/01/2016...............................       845
     1,400   Edison Mission Energy,
               7.50%, 06/15/2013...............................     1,453
       669   Elwood Energy LLC,
               8.16%, 07/05/2026...............................       705
     1,075   Markwest Energy Partners L.P.,
               8.50%, 07/15/2016 (I)...........................     1,110
     1,000   Mirant Americas Generation LLC,
               8.30%, 05/01/2011 #.............................     1,020
     1,110   NGC Corp.,
               7.13%, 05/15/2018 (G)...........................     1,077
       880   NRG Energy, Inc.,
               7.25%, 02/01/2014...............................       882
     1,300   NRG Energy, Inc.,
               7.38%, 02/01/2016...............................     1,302
       440   NRG Energy, Inc.,
               7.38%, 01/15/2017...............................       440
       700   PSEG Energy Holdings LLC,
               8.50%, 06/15/2011...............................       747
     1,100   Regency Energy Partners,
               8.38%, 12/15/2013 (I)...........................     1,103

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (U)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             UTILITIES -- (CONTINUED)
$    1,225   Reliant Energy, Inc.,
               6.75%, 12/15/2014...............................  $  1,207
     1,060   Williams Partners L.P.,
               7.25%, 02/01/2017 (I)...........................     1,089
                                                                 --------
                                                                   17,909
                                                                 --------
             Total corporate bonds:
               non-investment grade
               (cost $251,526).................................  $257,988
                                                                 --------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- 2.1%
             CONSUMER CYCLICAL -- 0.9%
     2,086   Ford Motor Co.,
               8.36%, 12/12/2013 (N)(Q)........................  $  2,110
       540   Keystone Automotive Industries, Inc.,
               8.86%, 01/12/2012 (Q)(AA).......................       542
                                                                 --------
                                                                    2,652
                                                                 --------
             FINANCE -- 0.4%
     1,100   Rental Service Corp.,
               8.86%, 11/21/2013 (N)...........................     1,113
                                                                 --------
             SERVICES -- 0.3%
       750   Affinion Group Holdings, Inc.,
               11.61%, 03/01/2012 (Q)(AA)......................       754
                                                                 --------
             TECHNOLOGY -- 0.5%
     1,357   Wind Acquisitions Holdings Finance S.A.,
               12.61%, 12/12/2011 (N)..........................     1,384
                                                                 --------
             Total senior floating rate interests non-
               investment grade
               (cost $5,842)...................................  $  5,903
                                                                 --------
  SHARES
----------
COMMON STOCK -- 0.0%
             CONSUMER CYCLICAL -- 0.0%
         1   Hosiery Corp. of America, Inc. Class A
               (D)(H)(A).......................................  $     --
                                                                 --------
             TECHNOLOGY -- 0.0%
         1   XO Holdings, Inc. (D)(H)..........................         1
                                                                 --------
             Total common stock
               (cost $21)......................................  $      1
                                                                 --------
PREFERRED STOCK -- 0.0%
             TECHNOLOGY -- 0.0%
        20   Adelphia Communications Corp. (D).................  $     --
                                                                 --------
             Total preferred stock
               (cost $488).....................................  $      0
                                                                 --------
             Total long-term investments
               (cost $262,029).................................  $268,294
                                                                 --------
SHORT-TERM INVESTMENTS -- 16.4%
             INVESTMENT POOLS AND FUNDS -- 0.0%
         4   State Street Bank Money Market Fund...............  $      4
                                                                 --------

                                                                  MARKET
  SHARES                                                         VALUE (U)
----------                                                       ---------
             REPURCHASE AGREEMENTS @ -- 0.0%
        28   BNP Paribas Joint Repurchase Agreement,
               5.19%, 02/01/2007...............................  $     28
        28   RBS Greenwich Joint Repurchase Agreement,
               5.19%, 02/01/2007...............................        28
        34   UBS Securities, Inc. Joint Repurchase Agreement,
               5.19%, 02/01/2007...............................        34
                                                                 --------
                                                                 $     90
                                                                 --------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 16.3%
    45,281   Navigator Prime Portfolio.........................  $ 45,281
                                                                 --------
PRINCIPAL
  AMOUNT
----------
             U.S. GOVERNMENT SECURITIES -- 0.1 %
$      200   U.S. Treasury Bill,
               4.83%, 03/15/2007 (M)(S)........................  $    199
                                                                 --------
             Total short-term investments
               (cost $45,574)..................................  $ 45,574
                                                                 --------
             Total investments in securities
               (cost $307,603) (C).............................  $313,868
             Other assets & liabilities........................   (36,014)
                                                                 --------
             Total net assets..................................  $277,854
                                                                 ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.24% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007 rounds to zero.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $308,010 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation                           $ 7,247
      Unrealized depreciation                            (1,389)
                                                        -------
      Net unrealized appreciation                       $ 5,858
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

 THE HARTFORD HIGH YIELD FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, which are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED        SHARES/PAR               SECURITY               COST BASIS
      --------        ----------               --------               ----------
      October, 1994       1        Hosiery Corp. of America, Inc.
                                   Class A - 144A                       $  21
      May, 2006           1        XO Holdings, Inc.                       --

     The aggregate value of these securities at January 31, 2007 was $1, which represents 0.00% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007 was $78,004, which represents 28.07% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $2,240 or 0.81% of net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (N) The interest rate disclosed for these securities represents the effective yield as of January 31, 2007.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2007.

 (AA)The interest rate disclosed for these securities represents an estimated yield as of January 31, 2007.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2007 was $1,983.

  (S)Security pledged as initial margin deposit for open futures contracts at January 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                 NUMBER                               UNREALIZED
                                   OF                                APPRECIATION
      DESCRIPTION              CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------              ----------   --------   ----------   --------------
      CBT 5 Year U.S.
      Treasury Note futures
      contracts                   220         Long     March 2007       $(276)
                                                                        -----
                                                                        $(276)
                                                                        =====

  *  The number of contracts does not omit 000's.

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                            COUPON   EXPIRATION
                                         SECURITY TYPE       RATE       DATE
                                      -------------------   ------   ----------
      BNP Paribas Joint Repurchase
      Agreement                       U.S. Treasury Bonds   6.00%       2026
                                      U.S. Treasury Notes   7.50%       2016
      RBS Greenwich Joint Repurchase
      Agreement                       U.S. Treasury Notes   4.875%      2009
      UBS Securities, Inc. Joint
      Repurchase Agreement            U.S. Treasury Bonds   6.25%       2023

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                                                    UNREALIZED
                                 MARKET   CONTRACT    DELIVERY     APPRECIATION
      DESCRIPTION  TRANSACTION   VALUE     AMOUNT       DATE      (DEPRECIATION)
      -----------  -----------   ------   --------   ----------   --------------
      Euro            Sell       $1,533    $1,556    02/01/2007        $23
      Euro            Sell       1,539      1,530    05/02/2007         (9)
                                                                       ---
                                                                       $14
                                                                       ===

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 7.2%
              FINANCE -- 7.1%
$       137   AmeriCredit Automobile Receivables Trust,
                5.20%, 10/04/2008...............................  $    136
      3,711   Banc of America Commercial Mortgage, Inc.,
                4.08%, 12/10/2042 #(P)..........................        70
        900   Banc of America Commercial Mortgage, Inc.,
                5.31%, 10/10/2045 #.............................       896
      3,098   Banc of America Commercial Mortgage, Inc.,
                5.50%, 11/10/2039 #(I)(P).......................        78
     25,139   Banc of America Commercial Mortgage, Inc.,
                5.50%, 07/10/2043 #(I)(P).......................       259
      8,049   Banc of America Commercial Mortgage, Inc.,
                5.75%, 06/10/2039 #(P)..........................        72
        200   Bayview Commercial Asset Trust,
                5.69%, 04/25/2036 (I)(L)........................       200
        250   Bayview Financial Acquisition Trust,
                5.82%, 02/28/2040 #(I)(L).......................       251
      3,155   Bear Stearns Commercial Mortgage Securities, Inc.,
                5.50%, 02/11/2041 (I)(P)........................        53
         50   Capital Auto Receivables Asset Trust,
                5.77%, 08/10/2009 (I)...........................        50
        230   Capital One Auto Finance Trust,
                4.32%, 12/21/2007...............................       228
      1,329   CBA Commercial Small Balance Commercial Mortgage,
                7.00%, 07/25/2035 (I)(P)........................        65
        997   CBA Commercial Small Balance Commercial Mortgage,
                7.00%, 06/25/2038 #(I)(P).......................        66
      7,490   CBA Commercial Small Balance Commercial Mortgage,
                9.75%, 01/25/2039 (I)(P)........................       771
      2,266   Citigroup Commercial Mortgage Trust,
                4.10%, 10/15/2041 #(I)(P).......................        78
        500   Citigroup Commercial Mortgage Trust,
                5.72%, 03/15/2049 #(L)..........................       509
        200   Citigroup Mortgage Loan Trust, Inc.,
                9.63%, 01/25/2037 (M)(Q)........................       165
      6,187   Commercial Mortgage Pass Through Certificates,
                5.50%, 03/10/2039 (I)(P)........................       132
         49   Countrywide Asset-Backed Certificates,
                5.46%, 07/25/2035...............................        48
      2,675   CS First Boston Mortgage Securities Corp.,
                4.15%, 11/15/2037 #(I)(P).......................        77
        200   CS First Boston Mortgage Securities Corp.,
                7.27%, 11/15/2019 (I)(L)........................       194
        200   DaimlerChrysler Auto Trust,
                5.14%, 04/30/2009 #.............................       199
        100   Equity One ABS, Inc.,
                5.46%, 12/25/2033...............................        99

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              FINANCE -- (CONTINUED)
$        50   Equity One ABS, Inc.,
                7.82%, 07/25/2034 (L)...........................  $     50
        439   First Union-Lehman Brothers-Bank of America,
                6.56%, 11/18/2035...............................       442
     13,280   GE Business Loan Trust,
                6.14%, 05/15/2034 #(I)(P).......................       142
      1,000   GE Capital Commercial Mortgage Corp.,
                5.34%, 03/10/2044 (L)...........................       988
     55,289   GE Capital Commercial Mortgage Corp.,
                6.35%, 11/10/2045 #(I)(P).......................       118
        200   GMAC Commercial Mortgage Securities, Inc.,
                5.30%, 08/10/2038...............................       197
        270   GMAC Mortgage Corp. Loan Trust,
                5.75%, 10/25/2036...............................       270
         42   Green Tree Financial Corp.,
                6.48%, 12/01/2030...............................        42
         15   Green Tree Financial Corp.,
                7.30%, 01/15/2026 #.............................        16
         14   Green Tree Financial Corp.,
                7.35%, 05/15/2027...............................        15
         64   Home Equity Asset Trust,
                4.75%, 06/27/2035 (I)...........................        62
      4,081   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.07%, 01/15/2042 #(P)..........................        64
        502   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                5.47%, 04/15/2043 #(L)..........................       500
      2,338   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                5.50%, 01/15/2038 (I)(P)........................        65
        250   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                5.54%, 12/12/2044 #(L)..........................       248
     17,584   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                6.00%, 09/12/2037 #(I)(P).......................       194
        190   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                6.16%, 05/12/2034...............................       196
        550   LB-UBS Commercial Mortgage Trust,
                5.22%, 02/15/2031 (L)...........................       537
     25,908   LB-UBS Commercial Mortgage Trust,
                5.26%, 06/15/2036 (I)(P)........................       153
        250   LB-UBS Commercial Mortgage Trust,
                5.45%, 11/15/2038 (L)...........................       247
        650   LB-UBS Commercial Mortgage Trust,
                5.48%, 11/15/2038 (L)...........................       643
        200   Lehman Brothers Commercial Mortgage Trust,
                6.12%, 07/15/2018 #(I)(L).......................       199
        120   Lehman Brothers Small Balance Commercial,
                5.62%, 09/25/2036 (I)...........................       120
        250   LNR CDO Ltd.,
                6.17%, 11/16/2015 (I)(L)........................       250

 THE HARTFORD INCOME FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
              FINANCE -- (CONTINUED)
$        66   Long Beach Asset Holdings Corp.,
                5.78%, 04/25/2046 (I)...........................  $     66
        350   Marlin Leasing Receivables LLC,
                4.63%, 11/07/2007 (I)...........................       348
        440   Marlin Leasing Receivables LLC,
                5.33%, 09/19/2009 #(I)..........................       438
     16,321   Morgan Stanley Capital I,
                6.00%, 06/12/2047 (I)(P)........................       200
         70   PSE&G Transition Funding LLC,
                6.61%, 06/26/2012 #.............................        74
         80   Renaissance Home Equity Loan Trust,
                5.75%, 05/25/2036 (L)...........................        80
        200   Renaissance Home Equity Loan Trust,
                6.16%, 05/25/2036...............................       200
        250   Wachovia Auto Loan Owner Trust,
                5.15%, 03/06/2010 (I)...........................       249
        260   Wachovia Auto Loan Owner Trust,
                5.29%, 02/12/2010 (I)...........................       260
      6,969   Wachovia Bank Commercial Mortgage Trust,
                5.50%, 02/15/2041 #(I)(P).......................       163
                                                                  --------
                                                                    12,532
                                                                  --------
              TRANSPORTATION -- 0.1%
         88   Continental Airlines, Inc.,
                6.80%, 08/02/2018...............................        88
        100   Continental Airlines, Inc.,
                7.49%, 10/02/2010...............................       105
                                                                  --------
                                                                       193
                                                                  --------
              UTILITIES -- 0.0%
         75   Detroit Edison Securitizaton,
                6.19%, 12/12/2009...............................        77
                                                                  --------
              Total asset & commercial mortgage backed
                securities
                (cost $12,895)..................................  $ 12,802
                                                                  --------
CORPORATE BONDS: INVESTMENT GRADE -- 22.5%
              CAPITAL GOODS -- 0.1%
        200   Hutchison Whampoa International Ltd.,
                6.25%, 01/24/2014 #(I)..........................  $    206
                                                                  --------
              CONSUMER CYCLICAL -- 0.4%
        765   Home Depot, Inc.,
                5.25%, 12/16/2013 #.............................       757
                                                                  --------
              CONSUMER STAPLES -- 0.2%
        420   Anheuser-Busch Cos., Inc.,
                5.75%, 01/15/2011 #.............................       417
                                                                  --------
              ENERGY -- 0.2%
        255   TNK-BP Finance S.A.,
                7.50%, 07/18/2016 (I)...........................       266
                                                                  --------
              FINANCE -- 19.3%
        125   Ace INA Holdings, Inc.,
                5.88%, 06/15/2014 #.............................       127
        245   Aetna, Inc.,
                5.75%, 06/15/2011 (G)...........................       248

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
              FINANCE -- (CONTINUED)
$       880   Aetna, Inc.,
                6.63%, 06/15/2036...............................  $    941
        852   American Express Credit Corp.,
                6.80%, 09/01/2066 #.............................       908
        150   Arden Realty L.P.,
                5.20%, 09/01/2011...............................       149
      4,268   Axa S.A.,
                6.46%, 12/14/2049 (I)(L)........................     4,167
        819   Capital One Capital IV,
                6.75%, 02/17/2037...............................       824
      1,730   CIT Group, Inc.,
                6.10%, 03/15/2067 (L)...........................     1,725
         90   Deutsche Bank Capital Funding Trust,
                5.63%, 01/19/2016 (I)...........................        88
        450   ERAC USA Finance Co.,
                5.90%, 11/15/2015 (I)...........................       451
      1,193   Financial Security Assurance Holdings,
                6.40%, 12/15/2066 #(I)(l).......................     1,195
        733   Genworth Financial, Inc.,
                6.15%, 11/15/2066...............................       730
        125   Goldman Sachs Group, Inc.,
                5.15%, 01/15/2014 #.............................       122
        500   Goldman Sachs Group, Inc.,
                5.95%, 01/15/2027 #.............................       488
500........   Goldman Sachs Group, Inc.,
                6.45%, 05/01/2036 #.............................       513
500........   HBOS plc,
                5.92%, 07/29/2049 (G)(I)........................       489
JPY 180,000   Japan Finance Corp.,
                2.00%, 05/09/2016...............................     1,535
         50   JP Morgan Chase & Co.,
                5.13%, 09/15/2014 (G)...........................        49
      3,100   JP Morgan Chase Capital XX,
                6.55%, 09/29/2036 #.............................     3,167
        200   Kazkommerts International B.V.,
                8.00%, 11/03/2015 (I)...........................       203
        200   Kuzneski (Bank of Moscow),
                7.50%, 11/25/2015 (L)...........................       206
      4,415   Lincoln National Corp.,
                7.00%, 05/17/2066 (G)(L)........................     4,669
      3,301   Metlife, Inc.,
                6.40%, 12/15/2036 #.............................     3,307
        500   Mizuho Capital Investment Ltd.,
                6.69%, 06/30/2016...............................       500
        200   Mizuho Financial Group, Inc.,
                5.79%, 04/15/2014 (I)...........................       200
        170   Morgan Stanley,
                5.45%, 01/09/2017...............................       166
        100   Natexis AMBS Co. LLC,
                8.44%, 12/29/2049 (I)...........................       104
        150   Northern Rock plc,
                5.60%, 04/30/2049 #(I)..........................       144
        100   RSHB Capital,
                7.18%, 05/16/2013 (I)...........................       104
        200   Sagicor Financial Ltd.,
                7.50%, 05/12/2016 (I)...........................       202
         75   Shurgard Storage Centers, Inc.,
                5.88%, 03/15/2013 #.............................        76

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              FINANCE -- (CONTINUED)
$       658   SMFG Preferred Capital,
                6.08%, 12/01/2049 (I)(L)........................  $    647
      1,110   Standard Chartered plc,
                6.41%, 01/30/2049 (G)(I)(L).....................     1,092
        100   Sumitomo Mitsui Banking,
                5.63%, 12/29/2049 (I)...........................        97
      1,160   Suntrust Capital VIII,
                6.10%, 12/01/2066 (G)...........................     1,127
        100   Suntrust Preferred Capital,
                5.85%, 12/29/2049 (L)...........................       101
        100   TuranAlem Finance B.V.,
                8.50%, 02/10/2015...............................       102
        100   UFJ Finance Aruba AEC,
                6.75%, 07/15/2013...............................       106
        500   US Bank Realty Corp.,
                6.09%, 12/22/2049 (I)(L)........................       502
        685   USB Capital IX,
                6.19%, 03/29/2049 (G)(L)........................       699
        170   VTB Capital,
                7.50%, 10/12/2011 (K)...........................       180
      1,275   Washington Mutual Preferred Funding,
                6.53%, 12/29/2049 (I)...........................     1,254
313........   Wells Fargo Capital X,
                5.95%, 12/15/2036...............................       308
        100   Westpac Capital Trust IV,
                5.26%, 12/29/2049 (I)...........................        94
                                                                  --------
                                                                    34,106
                                                                  --------
              FOREIGN GOVERNMENTS -- 0.0%
         30   El Salvador (Republic of),
                7.65%, 06/15/2035 (K)...........................        34
                                                                  --------
              SERVICES -- 0.4%
        175   Belo Corp.,
                7.25%, 09/15/2027...............................       170
        410   Time Warner Entertainment Co. L.P.,
                8.38%, 07/15/2033 (G)...........................       499
                                                                  --------
                                                                       669
                                                                  --------
              TECHNOLOGY -- 1.2%
        210   Cingular Wireless Services, Inc.,
                8.13%, 05/01/2012 #.............................       235
        100   Comcast Cable Communications, Inc.,
                6.75%, 01/30/2011...............................       104
        850   Deutsche Telekom International Finance B.V.,
                5.25%, 07/22/2013 (G)...........................       829
        150   France Telecom S.A.,
                7.75%, 03/01/2011 (L)...........................       163
        150   Motorola, Inc.,
                8.00%, 11/01/2011...............................       164
        392   Siemens Finance,
                6.13%, 08/17/2026 (I)...........................       398
        230   Telecom Italia Capital,
                7.20%, 07/18/2036 (G)...........................       235
                                                                  --------
                                                                     2,128
                                                                  --------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              TRANSPORTATION -- 0.2%
$       125   American Airlines, Inc.,
                7.86%, 10/01/2011 #.............................  $    136
        110   Carnival Corp.,
                6.65%, 01/15/2028 #.............................       115
        100   Continental Airlines, Inc.,
                6.56%, 02/15/2012...............................       103
                                                                  --------
                                                                       354
                                                                  --------
              UTILITIES -- 0.5%
        230   Kinder Morgan Energy Partners L.P.,
                6.50%, 02/01/2037...............................       230
        360   Kinder Morgan Finance Co.,
                5.70%, 01/05/2016...............................       336
        400   TransAlta Corp.,
                5.75%, 12/15/2013 #.............................       399
                                                                  --------
                                                                       965
                                                                  --------
              Total corporate bonds: investment grade
                (cost $40,095)..................................  $ 39,902
                                                                  --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 23.4%
              BASIC MATERIALS -- 3.2%
$       500   Boise Cascade LLC,
                7.13%, 10/15/2014...............................  $    488
        225   Bowater, Inc.,
                8.36%, 03/15/2010 (L)...........................       227
        355   Bowater, Inc.,
                9.50%, 10/15/2012 (G)...........................       374
        150   Chaparral Steel Co.,
                10.00%, 07/15/2013 (G)..........................       167
        236   Citigroup (JSC Severstal),
                9.25%, 04/19/2014 (K)...........................       255
        370   Crown Americas, Inc.,
                7.75%, 11/15/2015 (G)...........................       383
        205   Evraz Group S.A.,
                8.25%, 11/10/2015 (I)...........................       208
        165   Georgia Gulf Corp.,
                10.75%, 10/15/2016 (G)(I).......................       161
        500   Goodyear Tire & Rubber Co.,
                8.63%, 12/01/2011 (I)...........................       526
        100   Graham Packaging Co., Inc.,
                9.88%, 10/15/2014 (G)...........................       103
        250   Huntsman International LLC,
                7.88%, 11/15/2014 (I)...........................       258
        102   Koppers, Inc.,
                9.88%, 10/15/2013...............................       111
        375   Norske Skog Canada Ltd.,
                8.63%, 06/15/2011...............................       385
        375   Owens-Illinois, Inc.,
                7.80%, 05/15/2018 (G)...........................       382
        250   Peabody Energy Corp.,
                6.88%, 03/15/2013 (G)...........................       251
        150   Smurfit Kappa Funding plc,
                9.63%, 10/01/2012...............................       159
        685   Smurfit-Stone Container Enterprises, Inc.,
                8.38%, 07/01/2012...............................       688

 THE HARTFORD INCOME FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              BASIC MATERIALS -- (CONTINUED)
$       470   Verso Paper Holdings LLC,
                11.38%, 08/01/2016 (I)..........................  $    498
        125   Vitro S.A.,
                9.13%, 02/01/2017 (I)...........................       123
                                                                  --------
                                                                     5,747
                                                                  --------
              CAPITAL GOODS -- 0.4%
        450   Bombardier, Inc.,
                6.30%, 05/01/2014 (I)...........................       426
        100   Bombardier, Inc.,
                6.75%, 05/01/2012 (I)...........................        98
        115   Industrias Unidas S.A.,
                11.50%, 11/15/2016 (I)..........................       121
                                                                  --------
                                                                       645
                                                                  --------
              CONSUMER CYCLICAL -- 3.2%
        100   Albertson's, Inc.,
                7.25%, 05/01/2013 (G)...........................       103
        420   Aramark Corp.,
                8.86%, 02/01/2015 (I)(L)........................       428
        765   ArvinMeritor, Inc.,
                8.75%, 03/01/2012 (G)...........................       780
        150   Autonation, Inc.,
                7.36%, 04/15/2013 (G)(L)........................       151
        200   Beazer Homes USA, Inc.,
                8.63%, 05/15/2011 (G)...........................       206
        130   Delhaize America, Inc.,
                9.00%, 04/15/2031...............................       155
        245   Ford Capital B.V.,
                9.50%, 06/01/2010 #.............................       249
        310   General Motors Corp.,
                6.38%, 05/01/2008 (G)...........................       309
        300   General Motors Corp.,
                7.13%, 07/15/2013 (G)...........................       291
        100   Grupo Gigante S.A.,
                8.75%, 04/13/2016 (K)...........................       102
        280   Interline Brands, Inc.,
                8.13%, 06/15/2014...............................       286
        210   K. Hovnanian Enterprises, Inc.,
                6.00%, 01/15/2010...............................       203
        110   K. Hovnanian Enterprises, Inc.,
                8.88%, 04/01/2012 (G)...........................       112
        200   KB Home & Broad Home Corp., 6.38%, 08/15/2011
                (G).............................................       198
        280   Michaels Stores, Inc.,
                11.38%, 11/01/2016 (G)(I).......................       302
        380   Neiman Marcus Group, Inc.,
                10.38%, 10/15/2015 (G)..........................       425
        100   Perry Ellis International, Inc.,
                8.88%, 09/15/2013...............................       102
        150   SGS International, Inc.,
                12.00%, 12/15/2013..............................       157
        105   Stater Brothers Holdings, Inc.,
                8.13%, 06/15/2012...............................       107

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              CONSUMER CYCLICAL -- (CONTINUED)
$       390   Supervalu, Inc.,
                7.50%, 11/15/2014 #.............................  $    406
        605   Tenneco, Inc.,
                8.63%, 11/15/2014 (G)...........................       628
                                                                  --------
                                                                     5,700
                                                                  --------
              CONSUMER STAPLES -- 0.8%
        240   Bertin Ltd.,
                10.25%, 10/05/2016..............................       254
        240   Constellation Brands, Inc.,
                7.25%, 09/01/2016 (G)...........................       245
        250   Del Laboratories, Inc.,
                10.37%, 11/01/2011 (L)..........................       259
        200   JBS S.A.,
                10.50%, 08/04/2016..............................       217
        150   Nutro Products, Inc.,
                10.75%, 04/15/2014 (I)..........................       164
        265   OJSC Myronivsky Hliboproduct,
                10.25%, 11/30/2011 (I)..........................       273
                                                                  --------
                                                                     1,412
                                                                  --------
              ENERGY -- 1.3%
        100   Braskem S.A.,
                8.00%, 01/26/2017 (G)(I)........................       106
        100   Braskem S.A.,
                9.38%, 06/01/2015 (K)...........................       114
        200   Empire Capital Resources,
                9.38%, 12/15/2011 (I)...........................       204
        150   Encore Acquisition Co.,
                7.25%, 12/01/2017...............................       143
        150   Inergy L.P.,
                8.25%, 03/01/2016...............................       155
        160   MEI Euro Finance Ltd.,
                8.75%, 05/22/2010 (K)...........................       159
        100   Naftogaz Ukrainy,
                8.13%, 09/30/2009...............................       100
        560   Petrohawk Energy Corp.,
                9.13%, 07/15/2013 #.............................       580
        200   Petrozuata Finance, Inc.,
                8.22%, 04/01/2017 (I)...........................       188
        380   Pogo Producing Co.,
                7.88%, 05/01/2013 (G)...........................       383
        240   Range Resources Corp.,
                7.50%, 05/15/2016 (G)...........................       244
                                                                  --------
                                                                     2,376
                                                                  --------
              FINANCE -- 3.9%
        145   American Real Estate Partners L.P.,
                7.13%, 02/15/2013...............................       144
        320   Atlantic Broadband Finance LLC,
                9.38%, 01/15/2014...............................       329
        300   Avis Budget Car Rental,
                7.87%, 05/15/2014 (I)(L)........................       298
        415   Centercredit International,
                8.63%, 01/30/2014 (I)...........................       408
        270   CS First Boston International (Exim Ukraine),
                6.80%, 10/04/2012...............................       262
         75   Drummond Co., Inc.,
                7.38%, 02/15/2016 (I)...........................        72

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              FINANCE -- (CONTINUED)
$       150   El Paso Performance-Linked Trust,
                7.75%, 07/15/2011 (I)...........................  $    156
      1,315   Ford Motor Credit Co.,
                5.80%, 01/12/2009...............................     1,291
        305   Ford Motor Credit Co.,
                7.38%, 02/01/2011 #.............................       301
        290   Ford Motor Credit Co.,
                9.81%, 04/15/2012 (L)...........................       314
        675   General Motors Acceptance Corp.,
                6.88%, 09/15/2011 (G)...........................       685
        900   General Motors Acceptance Corp.,
                8.00%, 11/01/2031 (G)...........................     1,013
        150   Hertz Corp.,
                10.50%, 01/01/2016 (G)..........................       169
        200   Itabo Finance S.A.,
                10.88%, 10/05/2013 (I)..........................       210
        125   Nell Af Sarl,
                8.38%, 08/15/2015 (G)(I)........................       129
        170   Russian Standard Bank,
                8.63%, 05/05/2011...............................       170
        200   Sibacademfinance plc,
                9.00%, 05/12/2009...............................       204
        250   Standard Bank (Privatbank),
                8.75%, 02/09/2016...............................       251
        515   United Rentals NA, Inc.,
                6.50%, 02/15/2012...............................       507
                                                                  --------
                                                                     6,913
                                                                  --------
              FOREIGN GOVERNMENTS -- 0.6%
        335   Argentina (Republic of),
                7.00%, 09/12/2013...............................       322
BRL     398   Brazil (Republic of),
                12.50%, 01/05/2022..............................       214
        250   Iraq (Republic of),
                5.80%, 01/15/2028 (K)...........................       163
         70   Jamaica Government,
                9.00%, 06/02/2015...............................        76
         85   Jamaica Government,
                10.63%, 06/20/2017..............................       103
        140   Peru (Republic of),
                3.00%, 03/07/2027...............................       104
        100   Turkey (Republic of),
                7.00%, 09/26/2016...............................       101
                                                                  --------
                                                                     1,083
                                                                  --------
              HEALTH CARE -- 1.2%
        270   Accellent, Inc.,
                10.50%, 12/01/2013 #............................       281
        345   Biovail Corp.,
                7.88%, 04/01/2010 (G)...........................       352
        190   CDRV Investors, Inc.,
                9.86%, 12/01/2011 (I)(L)........................       187
        250   Encore Medical Finance,
                11.75%, 11/15/2014 (I)..........................       249
        220   GNC Parent Corp.,
                12.13%, 12/01/2011 (I)(L).......................       224

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              HEALTH CARE -- (CONTINUED)
$       270   HCA, Inc.,
                7.88%, 02/01/2011 (G)...........................  $    272
        165   HCA, Inc.,
                9.25%, 11/15/2016 (I)...........................       175
        300   IASIS Healthcare Capital Corp.,
                8.75%, 06/15/2014...............................       306
        150   National Mentor Holdings, Inc.,
                11.25%, 07/01/2014 (I)..........................       162
                                                                  --------
                                                                     2,208
                                                                  --------
              SERVICES -- 2.4%
        480   Allied Waste North America, Inc.,
                7.13%, 05/15/2016 (G)...........................       479
        250   AMC Entertainment, Inc.,
                11.00%, 02/01/2016..............................       283
        125   Cap Cana S.A.,
                9.63%, 11/03/2013 (I)...........................       126
        125   Clarke American Corp.,
                11.75%, 12/15/2013 #............................       144
        250   Compucom Systems, Inc.,
                12.00%, 11/01/2014 (I)..........................       259
        450   Dow Jones CDX HY,
                8.38%, 12/29/2011 (G)(I)........................       460
        140   Education Management LLC,
                8.75%, 06/01/2014...............................       147
        110   Education Management LLC,
                10.25%, 06/01/2016 (G)..........................       118
        200   ISA Capital de Brasil S.A.,
                8.80%, 01/30/2017 (G)(I)........................       206
         85   Knowledge Learning Center, Inc.,
                7.75%, 02/01/2015 (I)...........................        83
        150   Lodgenet Entertainment Corp.,
                9.50%, 06/15/2013...............................       161
        100   MTR Gaming Group, Inc.,
                9.00%, 06/01/2012...............................       103
        195   NCO Group, Inc.,
                11.88%, 11/15/2014 (I)..........................       201
        100   Pokagon Gaming Authority,
                10.38%, 06/15/2014 (I)..........................       110
         35   Scholastic Corp.,
                5.00%, 04/15/2013...............................        31
        150   Sheridan Group, Inc.,
                10.25%, 08/15/2011..............................       157
        300   Sirius Satellite Radio, Inc.,
                9.63%, 08/01/2013 (G)...........................       299
        200   SunGard Data Systems, Inc.,
                10.25%, 08/15/2015 (G)..........................       215
         80   Town Sports International, Inc.,
                9.63%, 04/15/2011...............................        84
        250   Unisys Corp.,
                7.88%, 04/01/2008 (G)...........................       250
        250   West Corp.,
                9.50%, 10/15/2014 (I)...........................       253
                                                                  --------
                                                                     4,169
                                                                  --------

 THE HARTFORD INCOME FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              TECHNOLOGY -- 5.3%
$       470   Advanced Micro Devices, Inc.,
                7.75%, 11/01/2012...............................  $    481
        580   Charter Communications Operating LLC,
                8.00%, 04/30/2012 (I)...........................       602
        440   Citizens Communications Co.,
                9.00%, 08/15/2031...............................       474
        125   CSC Holdings, Inc.,
                8.13%, 07/15/2009 #.............................       130
        550   Dobson Cellular Systems,
                8.375%, 11/01/2011..............................       581
        270   Freescale Semiconductor, Inc.,
                10.13%, 12/15/2016 (G)(I).......................       269
        250   Idearc, Inc.,
                8.00%, 11/15/2016 (I)...........................       254
        150   Inmarsat Finance plc,
                7.63%, 06/30/2012...............................       155
        505   Intelsat Bermuda Ltd.,
                9.25%, 06/15/2016 (I)...........................       554
        100   Itron, Inc.,
                7.75%, 05/15/2012...............................       103
        300   Leap Wireless International, Inc.,
                9.38%, 11/01/2014 (G)(I)........................       315
        500   Level 3 Financing, Inc.,
                12.25%, 03/15/2013 (G)..........................       571
        100   MagnaChip Semiconductor,
                6.88%, 12/15/2011 (G)...........................        82
        160   Maxcom Telecomunicaciones,
                11.00%, 12/15/2014 (I)..........................       163
        740   Mediacom LLC,
                9.50%, 01/15/2013 #.............................       762
        250   Metro PCS Wireless, Inc.,
                9.25%, 11/01/2014 (I)...........................       260
        270   Momentive Performance,
                9.75%, 12/01/2014 (I)...........................       277
        450   Nortel Networks Ltd.,
                10.75%, 07/15/2016 #(I).........................       497
        130   NXP Funding LLC,
                8.11%, 10/15/2013 (I)(L)........................       132
        200   Panamsat Corp.,
                9.00%, 06/15/2016 (I)...........................       218
        820   Qwest Communications International, Inc.,
                7.50%, 02/15/2014 (G)...........................       847
        250   Rural Cellular Corp.,
                8.25%, 03/15/2012...............................       261
         25   Solectron Global Finance Ltd.,
                8.00%, 03/15/2016 (G)...........................        25
        250   STATS ChipPAC Ltd.,
                7.50%, 07/19/2010...............................       255
        150   UGS Corp.,
                10.00%, 06/01/2012..............................       164
        200   Vimpel Communications,
                8.25%, 05/23/2016 (G)(I)........................       211
        685   Windstream Corp.,
                8.63%, 08/01/2016...............................       748
                                                                  --------
                                                                     9,391
                                                                  --------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              TRANSPORTATION -- 0.1%
$       135   PHI, Inc.,
                7.13%, 04/15/2013 (G)...........................  $    129
                                                                  --------
              UTILITIES -- 1.0%
        100   AES China Generating Co.,
                8.25%, 06/26/2010...............................       100
        100   Chivor S.S. E.S.P.,
                9.75%, 12/30/2014 (K)...........................       112
        250   Edison Mission Energy,
                7.50%, 06/15/2013 #.............................       259
         79   Elwood Energy LLC,
                8.16%, 07/05/2026...............................        83
        125   Markwest Energy Partners L.P.,
                8.50%, 07/15/2016 (I)...........................       129
        240   Mirant Americas Generation LLC,
                8.30%, 05/01/2011...............................       245
        100   Mirant JPSCO Finance Ltd.,
                11.00%, 07/06/2016 (I)..........................       103
        165   NGC Corp.,
                7.13%, 05/15/2018 (G)...........................       160
        240   NRG Energy, Inc.,
                7.38%, 02/01/2016...............................       240
        200   NRG Energy, Inc.,
                7.38%, 01/15/2017...............................       200
        100   Tennessee Gas Pipeline Co.,
                8.38%, 06/15/2032...............................       120
                                                                  --------
                                                                     1,751
                                                                  --------
              Total corporate bonds: non-investment grade
                (cost $40,611)..................................  $ 41,524
                                                                  --------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- 7.0%
              BASIC MATERIALS -- 1.0%
        467   Compass Minerals Group, Inc.,
                6.86%, 12/22/2012 (N)...........................       468
        310   Huntsman International, Inc.,
                7.07%, 08/16/2012 (N)...........................       311
        500   Jarden Corp.,
                7.36%, 01/24/2012 (Q)(AA).......................       501
        500   Tupperware Corp.,
                6.86%, 11/07/2012 (Q)(AA).......................       499
                                                                  --------
                                                                     1,779
                                                                  --------
              CONSUMER CYCLICAL -- 1.0%
        800   Ford Motor Co.,
                8.36%, 12/12/2013 (N)...........................       809
        500   Oshkosh Truck Corp.,
                7.11%, 12/06/2013 (Q)(AA).......................       498
        438   William Carter Co.,
                6.86%, 07/14/2012 (N)...........................       438
                                                                  --------
                                                                     1,745
                                                                  --------
              FINANCE -- 1.2%
        363   Ameritrade Holding Corp.,
                6.82%, 12/31/2011 (N)...........................       364
        500   CB Richard Ellis Services, Inc.,
                6.86%, 12/14/2013 (Q)(AA).......................       501
        500   General Growth Properties,
                6.57%, 02/24/2010 (N)...........................       498

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
              FINANCE -- (CONTINUED)
$       469   Nasdaq Stock Market, Inc.
                Term Note B,
                7.07%, 05/22/2012 (N)...........................  $    470
        279   Nasdaq Stock Market, Inc.
                Term Note C,
                7.07%, 05/22/2012 (N)...........................       279
                                                                  --------
                                                                     2,112
                                                                  --------
              HEALTH CARE -- 1.3%
        947   DJ Orthopedics LLC,
                6.88%, 04/07/2013 (N)...........................       949
        497   Fresenius Medical Care AG,
                6.74%, 03/23/2012 (N)...........................       495
        388   Lifepoint Hospitals, Inc.,
                6.95%, 04/15/2012 (N)...........................       387
        500   Ventiv Health, Inc.,
                6.82%, 10/05/2011 (N)...........................       499
                                                                  --------
                                                                     2,330
                                                                  --------
              SERVICES -- 1.4%
        247   Gray Television, Inc.,
                6.85%, 11/22/2012 (N)...........................       247
        252   Gray Television, Inc.,
                6.85%, 05/22/2013 (N)...........................       252
        500   MGM Mirage, Inc.,
                6.54%, 10/03/2011 (N)...........................       493
        499   Regal Cinemas, Inc.,
                7.12%, 11/10/2010 (N)...........................       499
        250   UPC Financing Partnership,
                7.37%, 03/31/2013 (N)...........................       251
        250   UPC Financing Partnership,
                7.37%, 12/31/2013 (N)...........................       251
        500   Weight Watchers International, Inc.,
                6.61%, 01/24/2013 (N)...........................       499
                                                                  --------
                                                                     2,492
                                                                  --------
              TECHNOLOGY -- 1.1%
        497   Cincinnati Bell, Inc.,
                6.93%, 08/31/2012 (N)...........................       497
        500   Idearc, Inc.,
                6.82%, 11/17/2013 (N)...........................       500
      1,000   R.H. Donnelly, Inc.,
                6.87%, 06/30/2011 (N)...........................       999
                                                                  --------
                                                                     1,996
                                                                  --------
              Total senior floating rate interests non-
                investment grade
                (cost $12,450)..................................  $ 12,454
                                                                  --------
U.S. GOVERNMENT AGENCIES -- 32.6%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.2%
        200   4.10% 2014........................................       194
      4,700   5.00% 2009 #......................................     4,690
      1,220   5.50% 2016........................................     1,251
        467   5.50% 2032 #......................................       461
      2,100   6.00% 2032 #......................................     2,126
        390   6.25% 2032 (G)....................................       439
                                                                  --------
                                                                     9,161
                                                                  --------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 24.2%
$     2,016   5.00% 2017 -- 2036 #..............................  $  1,950
        262   5.22% 2035 (L)....................................       260
      7,930   5.50% 2032 -- 2037 #..............................     7,806
     20,797   6.00% 2036 #......................................    20,874
     11,807   6.50% 2036 #......................................    12,004
                                                                  --------
                                                                    42,894
                                                                  --------
              SMALL BUSINESS ADMINISTRATION PARTICIPATION
              CERTIFICATES -- 3.2%
        914     4.92% 2023......................................       895
        959     5.35% 2026......................................       956
        192     5.54% 2026......................................       193
        984     5.57% 2026......................................       992
        969     5.64% 2026......................................       983
        359     5.82% 2026......................................       367
        979     5.87% 2026......................................     1,002
        316     6.07% 2026......................................       327
                                                                  --------
                                                                     5,715
                                                                  --------
              Total U.S. government agencies
                (cost $57,921)..................................  $ 57,770
                                                                  --------
U.S. GOVERNMENT SECURITIES -- 3.1%
              U.S. TREASURY SECURITIES -- 3.1%
        220   4.50% 2036 (G)....................................  $    206
      5,380   4.63% 2011 -- 2016 (G)............................     5,299
                                                                  --------
                                                                     5,505
                                                                  --------
              Total U.S. government securities
                (cost $5,559)...................................  $  5,505
                                                                  --------
              Total long-term investments
                (cost $169,531).................................  $169,957
                                                                  --------
SHORT-TERM INVESTMENTS -- 14.7%
              INVESTMENT POOLS AND FUNDS -- 0.0%
         --   State Street Bank Money Market Fund...............  $     --
                                                                  --------
              REPURCHASE AGREEMENTS @ -- 3.4%
      1,863   BNP Paribas Joint Repurchase Agreement,
                5.19%, 02/01/2007...............................     1,863
      1,862   RBS Greenwich Joint Repurchase Agreement,
                5.19%, 02/01/2007...............................     1,862
      2,277   UBS Securities, Inc. Joint Repurchase Agreement,
                5.19%, 02/01/2007...............................     2,277
                                                                  --------
                                                                     6,002
                                                                  --------

 THE HARTFORD INCOME FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE (W)
-----------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
              SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
              LENDING -- 11.3%
     19,952   Navigator Prime Portfolio                           $ 19,952
                                                                  --------
 PRINCIPAL
  AMOUNT
-----------
              U.S. TREASURY SECURITIES -- 0.0%
$       125   U.S. Treasury Bill,
                4.87%, 03/15/2007 (M)(S)........................  $    124
                                                                  --------
              Total short-term investments
                (cost $26,078)..................................  $ 26,078
                                                                  --------
              Total investments in securities
                (cost $195,609) (C).............................  $196,035
              Other assets & liabilities........................   (18,775)
                                                                  --------
              Total net assets..................................  $177,260
                                                                  ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.33% of total net assets at January 31, 2007.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated. BRL -- Brazilian Real
     JPY -- Japanese Yen

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $195,634 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 1,405
      Unrealized depreciation.........................   (1,004)
                                                        -------
      Net unrealized appreciation.....................  $   401
                                                        =======

 (G) Security is partially on loan at January 31, 2007.

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007 was $29,240, which represents 16.50% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $1,119 or 0.63% of net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (N) The interest rate disclosed for these securities represents the effective yield as of January 31, 2007.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2007.

 (AA)The interest rate disclosed for these securities represents an estimated yield as of January 31, 2007.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2007 was $2,170.

  (S)Security pledged as initial margin deposit for open futures contracts at January 31, 2007.

               FUTURES CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                                                    UNREALIZED
                             NUMBER OF                             APPRECIATION
DESCRIPTION                  CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
-----------                  ----------   --------   ----------   --------------
2 Year U.S. Treasury Note
 futures contract                  31        Long    March 2007        $(31)
5 Year U.S. Treasury Note
 futures contract                  21        Long    March 2007         (25)
10 Year U.S. Treasury Note
 futures contract                  22       Short    March 2007          (2)
U.S. Long Bond futures
 contract                          25       Short    March 2007          42
                                                                       ----
                                                                       $(16)
                                                                       ====

  *  The number of contracts does not omit 000's.

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                   SECURITY               COUPON         EXPIRATION
                                                                     TYPE                  RATE             DATE
                                                                   --------               ------         ----------
BNP Paribas Joint Repurchase Agreement                        U.S. Treasury Bonds          6.00%            2026
                                                              U.S. Treasury Notes          7.50%            2016
RBS Greenwich Joint Repurchase Agreement                      U.S. Treasury Notes         4.875%            2009
UBS Securities, Inc. Joint Repurchase Agreement               U.S. Treasury Bonds          6.25%            2023

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                            Buy             $1,612          $1,600          02/01/2007              $ 12
Euro                                           Sell             1,612            1,598          02/01/2007               (14)
Japanese Yen                                    Buy             3,176            3,150          03/30/2007                26
Japanese Yen                                   Sell             1,608            1,589          03/30/2007               (19)
Japanese Yen                                   Sell             3,179            3,199          03/30/2007                20
                                                                                                                        ----
                                                                                                                        $ 25
                                                                                                                        ====

         CREDIT DEFAULT SWAP AGREEMENTS OUTSTANDING AT JANUARY 31, 2007

                                        REFERENCE          BUY/SELL          PAY/RECEIVE         EXPIRATION         NOTIONAL
COUNTERPARTY                             ENTITY           PROTECTION         FIXED RATE             DATE             AMOUNT
------------                            ---------         ----------         -----------         ----------         --------
Lehman Brothers Special Financing,
  Inc.                                  HCA, Inc.             Buy               2.70%            12/20/2010           $400
Lehman Brothers Special Financing,
  Inc.                                  HCA, Inc.            Sell               3.50%            12/20/2011            400

                                          UNREALIZED
                                         APPRECIATION
COUNTERPARTY                            (DEPRECIATION)
------------                            --------------
Lehman Brothers Special Financing,
  Inc.                                       $ 10
Lehman Brothers Special Financing,
  Inc.                                        (13)
                                             ----
                                             $ (3)
                                             ====

         INTEREST RATE SWAP AGREEMENTS OUTSTANDING AT JANUARY 31, 2007

                                               PAYMENTS MADE          PAYMENTS RECEIVED          EXPIRATION         NOTIONAL
COUNTERPARTY                                      BY FUND                  BY FUND                  DATE             AMOUNT
------------                                   -------------         -------------------         ----------         --------
Lehman Brothers Special Financing,
  Inc.                                         1 month Libor           Lehman ABS AAA            05/01/2007         $40,000
                                               minus 2 bps           Floating Index Rate
                                                  5.30%                     5.54%

                                          UNREALIZED
                                         APPRECIATION
COUNTERPARTY                            (DEPRECIATION)
------------                            --------------
Lehman Brothers Special Financing,
  Inc.                                        $9
                                              ==

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.4%
         FIXED INCOME FUNDS -- 93.0%
  319    Hartford Floating Rate Fund, Class Y..............   $ 3,233
  359    Hartford High Yield Fund, Class Y.................     2,915
  591    Hartford Income Fund, Class Y.....................     6,101
  863    Hartford Inflation Plus Fund, Class Y.............     8,916
  987    Hartford Short Duration Fund, Class Y.............     9,751
  573    Hartford Total Return Bond Fund, Class Y..........     6,124
                                                              -------
         Total fixed income funds
           (cost $37,116)..................................   $37,040
                                                              -------
         MONEY MARKET FUND -- 6.4%
2,575    Hartford Money Market Fund, Class Y...............     2,575
                                                              -------
         Total money market fund
           (cost $2,574)...................................   $ 2,575
                                                              -------
         Total investments in affiliated
           investment companies
           (cost $39,690) (C)..............................   $39,615
         Other assets & liabilities........................       226
                                                              -------
         Total net assets..................................   $39,841
                                                              =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(C) At January 31, 2007, the cost of securities for federal income tax purposes was $40,097 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $  --
      Unrealized depreciation...........................   (482)
                                                          -----
      Net unrealized depreciation.......................  $(482)
                                                          =====

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.0%
            FINANCE -- 0.0%
$  7,059    Prudential Commercial Mortgage Trust,
              5.81%, 02/11/2036 (I)(P)........................  $    301
                                                                --------
            Total asset & commercial mortgage
              backed securities
              (cost $297).....................................  $    301
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 0.4%
            FINANCE -- 0.4%
   2,600    SLM Corp.,
              2.43%, 04/01/2009 (L)...........................     2,530
                                                                --------
            Total corporate bonds: investment grade
              (cost $2,603)...................................  $  2,530
                                                                --------
U.S. GOVERNMENT SECURITIES -- 91.3%
            U.S. TREASURY SECURITIES -- 91.3%
  20,170    0.875% 2010 (O)...................................    20,398
   7,137    1.625% 2015 (O)...................................    10,492
  40,235    1.875% 2013 (O)...................................    42,768
 114,127    2.00% 2014 -- 2016 (O)............................   116,139
  23,975    2.00% 2026 (O)....................................    22,826
 146,130    2.375% 2011 -- 2027 (O)...........................   146,492
  59,690    2.375% 2025 (O)...................................    63,409
  41,430    3.00% 2012 (O)....................................    47,881
   1,715    3.375% 2012 (O)...................................     2,034
  20,655    3.375% 2032 (O)...................................    28,245
  20,455    3.50% 2011 (O)....................................    24,663
  24,000    3.625% 2028 (O)...................................    35,999
   5,415    3.875% 2029 (O)...................................     8,335
                                                                --------
                                                                 569,681
                                                                --------
            Total U.S. government securities
              (cost $582,876).................................  $569,681
                                                                --------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- 9.2%
            BASIC MATERIALS -- 0.8%
   3,800    Compass Minerals Group, Inc.,
              6.86%, 12/22/2012 (N)...........................     3,807
   1,550    Huntsman International, Inc.,
              7.07%, 08/16/2012 (N)...........................     1,556
                                                                --------
                                                                   5,363
                                                                --------
            CONSUMER CYCLICAL -- 1.4%
     498    Invista B.V. Term Loan B1,
              6.88%, 04/30/2010 (N)...........................       499
     499    Invista B.V. Term Loan B2,
              6.88%, 04/30/2010 (N)...........................       500
   3,980    Supervalu, Inc.,
              7.10%, 05/30/2013 (N)...........................     3,999
   3,508    William Carter Co.,
              6.86%, 07/14/2012 (N)...........................     3,510
                                                                --------
                                                                   8,508
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- 1.1%
$  3,629    Ameritrade Holding Corp.,
              6.82%, 12/31/2011 (N)...........................  $  3,636
   3,000    General Growth Properties,
              6.57%, 02/24/2010 (N)...........................     2,986
                                                                --------
                                                                   6,622
                                                                --------
            HEALTH CARE -- 1.9%
   3,980    Community Health Systems,
              7.12%, 08/19/2011 (N)...........................     3,985
   3,980    Fresenius Medical Care AG,
              6.74%, 03/23/2012 (N)...........................     3,963
   3,878    Lifepoint Hospitals, Inc.,
              6.95%, 04/15/2012 (N)...........................     3,873
                                                                --------
                                                                  11,821
                                                                --------
            SERVICES -- 1.1%
   3,000    MGM Mirage, Inc.,
              6.54%, 10/03/2011 (N)...........................     2,959
   3,980    Regal Cinemas, Inc.,
              7.12%, 11/10/2010 (N)...........................     3,985
                                                                --------
                                                                   6,944
                                                                --------
            TECHNOLOGY -- 1.4%
   2,004    Cincinnati Bell, Inc.,
              6.93%, 08/31/2012 (N)...........................     2,004
   2,000    Mediacom Broadband,
              7.12%, 01/31/2015 (N)...........................     1,994
   1,000    Mediacom LLC,
              7.17%, 01/31/2015 (N)...........................       999
   3,970    R.H. Donnelly, Inc.,
              6.87%, 06/30/2011 (N)...........................     3,966
                                                                --------
                                                                   8,963
                                                                --------
            UTILITIES -- 1.5%
   3,482    Mirant North America LLC,
              7.07%, 01/03/2013 (N)...........................     3,485
   4,000    NRG Energy, Inc.,
              7.36%, 01/27/2013 (N)...........................     4,029
   1,696    Pike Electric, Inc.,
              6.88%, 12/10/2012 (N)...........................     1,694
                                                                --------
                                                                   9,208
                                                                --------
            Total senior floating rate interests
              non-investment grade
              (cost $57,330)..................................  $ 57,429
                                                                --------
SENIOR FLOATING RATE INTERESTS INVESTMENT GRADE (V) -- 0.6%
            FINANCE -- 0.6%
   3,500    Residential Capital Corp.,
              6.07%, 07/28/2008 (N)...........................  $  3,474
                                                                --------
            Total senior floating rate interests
              investment grade
              (cost $3,486)...................................  $  3,474
                                                                --------
            Total long-term investments
              (cost $646,592).................................  $633,415
                                                                --------

 THE HARTFORD INFLATION PLUS FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 0.2%
            INVESTMENT POOLS AND FUNDS -- 0.0%
$     24    State Street Bank Money Market Fund...............  $     24
                                                                --------
            REPURCHASE AGREEMENTS @ -- 0.1%
     204    BNP Paribas Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................       204
     204    RBS Greenwich Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................       204
     249    UBS Securities, Inc. Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................       249
                                                                --------
                                                                     657
                                                                --------
            U.S. TREASURY SECURITIES -- 0.1%
     325    U.S. Treasury Bill,
              4.87%, 03/15/2007 (M)(S)........................       323
                                                                --------
            Total short-term investments
              (cost $1,004)...................................  $  1,004
                                                                --------
            Total investments in securities
              (cost $647,596) (C).............................  $634,419
            Other assets & liabilities........................   (10,287)
                                                                --------
            Total net assets..................................  $624,132
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $657,549 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $     --
      Unrealized depreciation........................   (23,130)
                                                       --------
      Net unrealized depreciation....................  $(23,130)
                                                       ========

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $301, which represents 0.05% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (N) The interest rate disclosed for these securities represents the average coupon as of January 31, 2007.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2007.

  (S)Security pledged as initial margin deposit for open futures contracts at January 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                                                      UNREALIZED
                               NUMBER OF                             APPRECIATION
      DESCRIPTION              CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------              ----------   --------   ----------   --------------
      CBT 5 Year U.S.
       Treasury Note               25         Long     March 2007        $(2)

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                            SECURITY        COUPON   EXPIRATION
                                              TYPE           RATE       DATE
                                       -------------------  ------   ----------
      BNP Paribas Joint Repurchase
       Agreement                       U.S. Treasury Bonds  6.00%       2026
                                       U.S. Treasury Notes  7.50%       2016
      RBS Greenwich Joint Repurchase
       Agreement                       U.S. Treasury Notes  4.875%      2009
      UBS Securities, Inc. Joint
       Repurchase Agreement            U.S. Treasury Bonds  6.25%       2023

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.4%
            AUSTRALIA -- 1.6%
    137     Aristocrat Leisure Ltd. (A).......................  $  1,726
    165     Brambles, Ltd. (D)(A).............................     1,787
    125     Toll Holdings Limited (A).........................     2,053
                                                                --------
                                                                   5,566
                                                                --------
            AUSTRIA -- 1.3%
     57     Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................     4,455
                                                                --------
            BELGIUM -- 1.6%
     33     KBC Groep N.V. (A)................................     4,142
     24     UCB S.A. (A)......................................     1,616
                                                                --------
                                                                   5,758
                                                                --------
            BRAZIL -- 0.2%
     25     Companhia Vale do Rio Doce ADR....................       834
                                                                --------
            CANADA -- 6.1%
     81     Cameco Corp. .....................................     3,081
     23     Potash Corp. of Saskatchewan......................     3,526
     59     Research in Motion Ltd. (D).......................     7,526
    143     Rogers Communications, Inc. Class B...............     4,436
    100     SNC-Lavalin Group, Inc. ..........................     2,947
                                                                --------
                                                                  21,516
                                                                --------
            CHINA -- 0.9%
     36     Focus Media Holding Ltd. ADR (D)..................     2,933
                                                                --------
            DENMARK -- 0.9%
     69     Vestas Wind Systems A/S (D)(A)....................     3,053
                                                                --------
            FRANCE -- 11.8%
     49     Accor S.A. (A)....................................     4,117
     47     Alstom RGPT (D)(A)................................     5,797
     15     Cie Generale d'Optique Essilor International S.A.
              (D)(A)..........................................     1,694
     41     Iliad S.A. (A)(G).................................     3,995
     47     Peugeot S.A. (A)..................................     3,113
    125     Safran S.A. (A)...................................     2,972
     17     Unibail (A).......................................     4,355
     27     Vallourec (A).....................................     7,011
    127     Veolia Environment S.A. (A).......................     8,913
                                                                --------
                                                                  41,967
                                                                --------
            GERMANY -- 9.2%
     43     Deutsche Boerse AG (A)............................     9,111
     13     Fresenius Medical Care AG & Co. (A)...............     1,686
    336     Infineon Technologies AG (D)(A)...................     4,842
     74     KarstadtQuelle AG (D)(A)..........................     2,395
     27     Linde AG (A)......................................     2,904
     37     Salzgitter AG (A).................................     4,743
     69     Symrise AG (D)....................................     1,808
     32     Wacker Chemie AG (D)(A)...........................     5,231
                                                                --------
                                                                  32,720
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HONG KONG -- 2.9%
    656     Cathay Pacific Airways Ltd. (A)...................  $  1,697
    363     Hong Kong Exchanges & Clearing Ltd. (A)...........     3,965
  3,426     Shun Tak Holdings Ltd. (A)........................     4,616
                                                                --------
                                                                  10,278
                                                                --------
            IRELAND -- 2.7%
    264     Elan Corp. plc ADR (D)(G).........................     3,292
     74     Ryanair Holdings plc ADR (D)(G)...................     6,450
                                                                --------
                                                                   9,742
                                                                --------
            JAPAN -- 17.4%
    222     AEON Co., Ltd. (A)................................     4,845
     70     Eisai Co., Ltd. (A)...............................     3,599
      2     Japan Tobacco, Inc. (A)...........................     8,117
     --     Mitsubishi UFJ Financial Group, Inc. (A)..........     3,240
     34     Nintendo Co. Ltd. (A).............................     9,956
    284     Nomura Holdings, Inc. (A).........................     5,813
     12     ORIX Corp. (A)(D).................................     3,348
     12     Rakuten, Inc. (A).................................     6,206
    150     Softbank Corp. (A)(D).............................     3,529
     --     Sumitomo Mitsui Financial Group, Inc. (A)(D)......     3,403
    155     Sumitomo Realty & Development Co., Ltd. (A).......     5,406
    146     Suzuki Motor Corp. (A)............................     4,211
                                                                --------
                                                                  61,673
                                                                --------
            MEXICO -- 2.0%
     72     America Movil S.A. de C.V. ADR....................     3,203
     32     Fomento Economico Mexicano S.A. de C.V. ADR.......     3,794
                                                                --------
                                                                   6,997
                                                                --------
            NETHERLANDS -- 6.0%
    238     ASML Holding N.V. (D)(A)..........................     6,051
    224     Koninklijke Philips Electronics N.V. (A)(D).......     8,748
    119     Royal Numico N.V. (A).............................     6,315
                                                                --------
                                                                  21,114
                                                                --------
            NORWAY -- 1.0%
    176     Telenor ASA (A)...................................     3,598
                                                                --------
            RUSSIA -- 1.5%
     69     Mobile Telesystems OJSC ADR.......................     3,742
     40     OAO Gazprom Class S ADR (K).......................     1,703
                                                                --------
                                                                   5,445
                                                                --------
            SWEDEN -- 1.3%
    266     Swedish Match AB (A)..............................     4,721
                                                                --------
            SWITZERLAND -- 10.8%
    303     ABB Ltd. (A)......................................     5,389
     28     Julius Baer Holding Ltd. (A)......................     3,361
    241     Logitech International S.A. (D)(A)................     6,912
     18     Nestle S.A. (A)...................................     6,537
     16     Nobel Biocare Holding Ag (A)......................     5,385
     81     Swatch Group AG (A)...............................     3,894
     18     Syngenta AG (A)...................................     3,371
     57     UBS Ag (A)........................................     3,552
                                                                --------
                                                                  38,401
                                                                --------

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TAIWAN -- 1.7%
    859     Hon Hai Precision Industry Co., Ltd. (A)..........  $  5,905
                                                                --------
            UNITED KINGDOM -- 15.6%
     51     Admiral Group plc (A).............................     1,028
    328     Alliance Boots plc (A)............................     5,207
    207     Amvescap plc (A)..................................     2,486
  1,596     Arm Holdings plc (A)..............................     3,824
    825     Carphone Warehouse Group plc (A)..................     5,027
    806     Debenhams plc (A).................................     2,638
    193     EMI Group plc (A).................................       938
    864     Kesa Electricals plc (A)..........................     5,787
    668     Man Group plc (A).................................     7,046
    146     Reckitt Benckiser plc (A).........................     7,062
    195     Rolls-Royce Group plc (A).........................     1,802
  1,427     Tesco plc (A).....................................    11,759
     15     Xstrata plc (A)...................................       709
                                                                --------
                                                                  55,313
                                                                --------
            UNITED STATES -- 0.9%
     47     Ctrip.Com International Ltd. .....................     3,313
                                                                --------
            Total common stock
              (cost $296,576).................................  $345,302
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.1%
            REPURCHASE AGREEMENTS @ -- 3.9%
 $2,887     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $  2,887
  4,001     BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................     4,001
    121     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       121
  2,026     Deutsche Bank Securities TriParty Repurchase
              Agreement,
              5.27%, 02/01/2007...............................     2,026
  4,761     UBS Securities TriParty Repurchase Agreement,
              5.27%, 02/01/2007...............................     4,761
                                                                --------
                                                                  13,796
                                                                --------
                                                                MARKET
SHARES                                                          VALUE U
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 3.2%
 11,496     Mellon GSL DBTII Collateral Fund..................  $ 11,496
                                                                --------
            Total short-term investments
              (cost $25,293)..................................  $ 25,292
                                                                --------
            Total investments in securities
              (cost $321,868) (C).............................  $370,594
            Other assets and liabilities......................   (16,221)
                                                                --------
            Total net assets..................................  $354,373
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.51% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $294,522, which represents 83.11% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $324,191 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $48,522
      Unrealized depreciation.........................   (2,040)
                                                        -------
      Net unrealized appreciation.....................  $46,482
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $1,703 or 0.48% of net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------          --------          --------------
British Pound                                  Buy                302              301          02/01/2007              $ 1
British Pound                                  Sell               307              307          02/02/2007               --
Euro                                           Buy                333              331          02/01/2007                2
Euro                                           Buy                432              430          02/02/2007                2
Euro                                           Buy              1,456            1,449          02/01/2007                7
Japanese Yen                                   Buy              1,337            1,323          02/01/2007               14
Japanese Yen                                   Buy              1,255            1,243          02/02/2007               12
Swiss Francs                                   Buy              1,431            1,420          02/01/2007               11
Swiss Francs                                   Sell               208              207          02/02/2007               (1)
                                                                                                                        ---
                                                                                                                        $48
                                                                                                                        ===

@  Repurchase agreements collateralized as follows:

                                                                                                                 EXPIRATION
                                                                     SECURITY TYPE          COUPON RATE             DATE
                                                                     -------------         -------------         -----------
Bank of America Securities TriParty Joint Repurchase
  Agreement                                                          FNMA                          5.00%                2035
BNP-Paribas TriParty Joint Repurchase Agreement                      FHLMC                 4.50% - 5.00%         2020 - 2035
                                                                     FNMA                  4.50% - 6.50%         2034 - 2036
Deutsche Bank Securities Joint Repurchase Agreement                  U.S. Treasury                3.375%                2029
                                                                     Note
Deutsche Bank Securities TriParty Joint Repurchase Agreement         FHLMC                 4.50% - 6.50%         2020 - 2035
                                                                     GNMA                  5.00% - 6.00%         2032 - 2033
UBS Securities TriParty Joint Repurchase Agreement                   FHLMC                 4.50% - 6.50%         2018 - 2036
                                                                     FNMA                  4.50% - 7.00%         2018 - 2046

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.6%
            BELGIUM -- 0.9%
      47    UCB S.A. (A)......................................  $  3,126
                                                                --------
            BRAZIL -- 3.3%
     358    All America Latina Logistica S.A. ................     3,881
     218    Companhia Vale do Rio Doce ADR....................     7,404
                                                                --------
                                                                  11,285
                                                                --------
            CANADA -- 5.5%
      97    Cameco Corp. .....................................     3,681
     111    EnCana Corp. (G)..................................     5,344
      28    Research in Motion Ltd. (D).......................     3,519
     251    Talisman Energy, Inc. (G).........................     4,425
      37    Telus Corp. ......................................     1,756
                                                                --------
                                                                  18,725
                                                                --------
            EGYPT -- 1.7%
      82    Orascom Telecom Holding SAE GDR...................     5,644
                                                                --------
            FRANCE -- 11.0%
      38    Accor S.A. (A)(G).................................     3,190
      97    Axa S.A. (A)(G)...................................     4,114
      39    BNP Paribas (A)(G)................................     4,325
      32    Cie Generale d'Optique Essilor International S.A.
              (D)(A)(G).......................................     3,581
      32    CNP Assurances (A)(G).............................     3,668
      18    Iliad S.A. (A)....................................     1,780
      27    Lafarge S.A. (A)..................................     4,212
      78    Peugeot S.A. (A)(G)...............................     5,128
      85    S.O.I. Tec S.A. (D)(A)(G).........................     2,515
      48    Sanofi-Aventis S.A. (A)(G)........................     4,238
                                                                --------
                                                                  36,751
                                                                --------
            GERMANY -- 6.7%
      30    Continental AG (A)................................     3,584
      18    Deutsche Boerse AG (A)............................     3,789
     335    Deutsche Telekom AG (A)...........................     5,924
      19    Henkel KGaA Vorzug................................     3,004
     217    Infineon Technologies AG (D)(A)...................     3,135
      97    KarstadtQuelle AG (D)(A)(G).......................     3,170
                                                                --------
                                                                  22,606
                                                                --------
            HONG KONG -- 4.3%
   1,580    Cathay Pacific Airways Ltd. (A)(G)................     4,088
     280    Dah Sing Financial Group (A)......................     2,738
     489    Hong Kong Exchanges & Clearing Ltd. (A)(G)........     5,335
     900    Shangri-La Asia Ltd. (A)..........................     2,414
                                                                --------
                                                                  14,575
                                                                --------
            INDIA -- 1.4%
      40    Infosys Technologies Ltd. (A).....................     2,063
     253    Satyam Computer Services Ltd. (A).................     2,712
                                                                --------
                                                                   4,775
                                                                --------
            IRELAND -- 1.6%
      72    Ryanair Holdings plc (D)(A).......................     1,025
      50    Ryanair Holdings plc ADR (D)(G)...................     4,361
                                                                --------
                                                                   5,386
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ITALY -- 5.1%
     741    Intesa Sanpaolo (A)(G)............................  $  5,598
      51    Tod's S.p.A. (A)(G)...............................     4,381
     780    UniCredito Italiano S.p.A. (A)....................     7,249
                                                                --------
                                                                  17,228
                                                                --------
            JAPAN -- 18.3%
     131    Aisin Seiki Co., Ltd. (A).........................     4,286
      86    Astellas Pharma, Inc. (A).........................     3,670
     110    Canon, Inc. (A)...................................     5,805
     182    Daihatsu Motor Co., Ltd. (A)(G)...................     1,860
      86    Eisai Co., Ltd. (A)...............................     4,431
       1    Japan Tobacco, Inc. (A)...........................     5,889
       7    Keyence Corp. (A)(G)..............................     1,468
      97    Mitsubishi Estate Co., Ltd. (A)...................     2,784
      --    Mitsubishi UFJ Financial Group, Inc. (A)..........     4,890
     289    Nippon Oil Corp. (A)..............................     1,944
      --    Nippon Telegraph & Telephone Corp. (A)............     1,586
       5    Rakuten, Inc. (A)(G)..............................     2,630
     160    Sompo Japan Insurance, Inc. (A)(D)................     2,042
     107    Sony Corp. (A)....................................     4,947
     293    Sumitomo Chemical Co. Ltd. (A)....................     2,270
      --    Sumitomo Mitsui Financial Group, Inc. (A)(G)(D)...     2,320
      39    TDK Corp. (A).....................................     3,247
     161    Tokyo Electric Power Co., Inc. (A)(G).............     5,498
                                                                --------
                                                                  61,567
                                                                --------
            KOREA (REPUBLIC OF) -- 1.1%
      82    Korea Electric Power Corp. (D)(A).................     3,719
                                                                --------
            MEXICO -- 1.6%
     144    Grupo Aeroportuario Del ADR (D)(G)................     3,481
     461    Wal-Mart de Mexico................................     2,041
                                                                --------
                                                                   5,522
                                                                --------
            NETHERLANDS -- 6.1%
     177    Aercap Holdings N.V. (D)(G).......................     4,710
     128    ASML Holding N.V. (D)(A)..........................     3,240
     182    Koninklijke Philips Electronics N.V. (A)(D).......     7,110
     104    Royal Numico N.V. (A).............................     5,509
                                                                --------
                                                                  20,569
                                                                --------
            PANAMA -- 0.6%
      37    Copa Holdings S.A. Class A........................     2,063
                                                                --------
            RUSSIA -- 3.2%
      37    Lukoil ADR........................................     2,992
      91    OAO Gazprom Class S ADR (K).......................     3,902
     112    TMK OAO GDR (D) (I)...............................     3,863
                                                                --------
                                                                  10,757
                                                                --------
            SINGAPORE -- 0.9%
     279    Singapore Airlines Ltd. (A).......................     3,201
                                                                --------
            SOUTH AFRICA -- 1.3%
     156    Impala Platinum Holdings Ltd. (A).................     4,524
                                                                --------
            SWEDEN -- 2.0%
     164    Assa Abloy AB (A).................................     3,608
     806    Telefonaktiebolaget LM Ericsson (A)...............     3,207
                                                                --------
                                                                   6,815
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- 6.4%
      81    Credit Suisse Group (A)...........................  $  5,748
      39    Julius Baer Holding Ltd. (A)......................     4,720
      21    Nestle S.A. (A)...................................     7,791
      13    Zurich Financial Services AG (A)..................     3,412
                                                                --------
                                                                  21,671
                                                                --------
            TAIWAN -- 1.2%
     381    Chunghwa Telecom Co., Ltd. (A)....................       734
     165    Chunghwa Telecom Co., Ltd. ADR....................     3,422
                                                                --------
                                                                   4,156
                                                                --------
            UNITED KINGDOM -- 11.5%
     303    Alliance Boots plc (A)............................     4,818
     412    Amvescap plc (A)..................................     4,951
      67    AstraZeneca plc (A)...............................     3,744
   1,437    Old Mutual plc (A)................................     4,876
     139    Reckitt Benckiser plc (A).........................     6,712
     932    Tesco plc (A).....................................     7,679
     124    Xstrata plc (A)...................................     5,840
                                                                --------
                                                                  38,620
                                                                --------
            UNITED STATES -- 1.9%
      40    Ctrip.Com International Ltd. .....................     2,809
   1,532    Hopson Development Holdings Ltd. (A)..............     3,643
                                                                --------
                                                                   6,452
                                                                --------
            Total common stock
              (cost $291,959).................................  $329,737
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.4%
            REPURCHASE AGREEMENTS@ -- 1.1%
 $   812    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $    812
   1,125    BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................     1,125
      34    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        34
     570    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       570
   1,339    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................     1,338
                                                                --------
                                                                   3,879
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.3%
 $51,599    Navigator Prime Portfolio.........................  $ 51,599
                                                                --------
            Total short-term investments
              (cost $55,478)..................................  $ 55,478
                                                                --------
            Total investments in securities
              (cost $347,437) (C).............................  $385,215
            Other assets and liabilities......................   (47,239)
                                                                --------
            Total net assets..................................  $337,976
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.65% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $257,434, which represents 76.17% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $347,503 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $39,051
      Unrealized depreciation.........................   (1,339)
                                                        -------
      Net unrealized appreciation.....................  $37,712
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $3,863, which represents 1.14% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $3,902 or 1.15% of net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                     COLLATERAL         COUPON       EXPIRATION
      SECURITY TYPE                SECURITY TYPE         RATE           DATE
      -------------              ------------------  -------------   -----------
      Bank of America
       Securities TriParty
       Joint Repurchase
       Agreement                 FNMA                        5.00%          2035
      BNP -- Paribas TriParty
       Joint Repurchase
       Agreement                 FHLMC               4.50% - 5.00%   2020 - 2035
                                 FNMA                4.50% - 6.50%   2034 - 2036
      Deutsche Bank Securities
       Joint Repurchase
       Agreement                 U.S. Treasury Note         3.375%          2029
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement      FHLMC               4.50% - 6.50%   2020 - 2035
                                 GNMA                5.00% - 6.00%   2032 - 2033
      UBS Securities TriParty
       Joint Repurchase
       Agreement                 FHLMC               4.50% - 6.50%   2018 - 2036
                                 FNMA                4.50% - 7.00%   2018 - 2046

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                    Sell             $ 172           $  171          2/01/2007             $ (1)
British Pound                                    Sell             1,715            1,712          2/02/2007               (3)
Canadian Dollar                                  Buy                880              878          2/02/2007                2
Euro                                             Sell                18               18          2/01/2007               --
Euro                                             Sell               179              178          2/02/2007               (1)
Euro                                             Sell               846              841          2/01/2007               (5)
Hong Kong Dollars                                Buy                616              615          2/01/2007                1
Japanese Yen                                     Buy              1,343            1,329          2/01/2007               14
Japanese Yen                                     Sell             3,155            3,127          2/02/2007              (28)
Swiss Francs                                     Buy                  6                6          2/01/2007               --
Swiss Francs                                     Buy                405              402          2/02/2007                3
                                                                                                                        ----
                                                                                                                        $(18)
                                                                                                                        ====

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.1%
            AUSTRALIA -- 5.7%
    584     Centennial Coal Co., Ltd. (A)(G)..................  $  1,291
    330     Challenger Financial Services Group Ltd. (A)(G)...     1,126
    577     Dyno Nobel Ltd. (A)(D)(I)(G)......................     1,085
     91     Leighton Holdings Ltd. (A)(G).....................     1,553
    204     Programmed Maintenance Services Ltd. (A)..........       833
  1,007     Resource Pacific Holdings Ltd. (A)(D).............       992
    369     Seek Ltd. (A)(G)..................................     1,805
    848     Tower Australia Group Ltd. (D)....................     1,843
    315     Transurban Group (A)(G)...........................     1,892
     69     Zinifex Ltd. (A)..................................       895
                                                                --------
                                                                  13,315
                                                                --------
            BELGIUM -- 1.5%
      4     D'ieteren S.A. (A)................................     1,562
     11     Umicore (A).......................................     2,009
                                                                --------
                                                                   3,571
                                                                --------
            BRAZIL -- 1.1%
     88     Dufry South America Ltd. (D)......................     1,405
     74     Lupatech S.A. (D).................................     1,230
                                                                --------
                                                                   2,635
                                                                --------
            CANADA -- 0.2%
     16     Lundin Mining Corp. (A)(D)(G).....................       562
                                                                --------
            CHINA -- 1.3%
  1,505     Beijing Capital International Airport Co., Ltd.
              (A)(G)..........................................     1,395
  2,209     China Oilfield Services Ltd. (A)(G)...............     1,516
                                                                --------
                                                                   2,911
                                                                --------
            DENMARK -- 3.2%
     23     Carlsberg A/S Class B (A).........................     2,332
     22     Genmab A/S (A)(D).................................     1,383
     79     H. Lundbeck A/S (A)(G)............................     2,246
     17     Trygvesta A/S (A)(D)(G)...........................     1,362
                                                                --------
                                                                   7,323
                                                                --------
            FINLAND -- 1.9%
     90     Nokian Rendaat Oyj (A)(G).........................     1,786
     37     Outokumpu Technology..............................     1,141
     56     Tietoenator Oyj (A)(G)............................     1,503
                                                                --------
                                                                   4,430
                                                                --------
            FRANCE -- 6.9%
     29     Arkema (A)(D)(G)..................................     1,488
     20     BioMerieux S.A. (A)...............................     1,507
     15     Cegedim S.A. (A)..................................     1,378
     44     Ipsen (A).........................................     2,013
     35     Korian (D)........................................     1,648
     98     S.O.I. Tec S.A. (A)(D)(G).........................     2,892
     10     Seche Environment (A).............................     1,784
     48     Zodiac S.A. (A)(G)................................     3,297
                                                                --------
                                                                  16,007
                                                                --------
            GERMANY -- 9.6%
     29     AWD Holding AG (A)(G).............................     1,287
     13     Deutsche Euroshop AG (A)..........................       990
     39     GFK AG (A)........................................     1,835

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            GERMANY -- (CONTINUED)
     21     Hochtief AG (A)...................................  $  1,748
     16     Interhyp AG (A)(D)(G).............................     1,704
     57     KarstadtQuelle AG (A)(D)..........................     1,868
    132     Kontron AG (A)(G).................................     2,151
     47     MTU Aero Engines Holdings AG (A)..................     2,514
     31     Praktiker Bau-Und Heimwerkermaerkte Holding AG
              (A).............................................     1,149
     20     Salzgitter AG (A).................................     2,562
     43     SGL Carbon AG (A)(D)..............................     1,087
     85     Symrise AG (D)....................................     2,226
     50     Thielert AG (A)(D)(G).............................     1,245
                                                                --------
                                                                  22,366
                                                                --------
            GREECE -- 1.3%
    219     Hellenic Technodomiki Tev S.A. (A)................     3,046
                                                                --------
            HONG KONG -- 3.6%
  1,416     Chinese Estates Holdings Ltd. (A).................     1,893
  2,016     Far East Pharmaceutical Technology Co., Ltd.
              (A)(D)(H)(G)....................................        --
    983     Shangri-La Asia Ltd. (A)..........................     2,636
  1,076     Shun Tak Holdings Ltd. (A)(G).....................     1,450
  1,611     Techtronic Industries Co., Ltd. (A)...............     2,480
                                                                --------
                                                                   8,459
                                                                --------
            IRELAND -- 0.6%
    116     Elan Corp. plc (A)(D).............................     1,438
                                                                --------
            ITALY -- 5.5%
    122     Antichi Pellettieri S.p.A (D).....................     1,590
     96     Banco di Desio e della Brianza S.A. (A)...........     1,182
     48     Benetton Group S.p.A. (A).........................       841
     89     Brembo S.p.A......................................     1,119
    344     Immobiliare Grande Distribuzione (A)..............     1,729
     26     Pirelli & C. Real Estate S.p.A. (A)...............     1,932
    269     Safilo Group S.p.A. (A)(D)(G).....................     1,637
    753     Sorin S.p.A. (A)(D)(G)............................     1,591
     13     Tod's S.p.A. (A)(G)...............................     1,162
                                                                --------
                                                                  12,783
                                                                --------
            JAPAN -- 21.7%
    280     77 Bank Ltd. (A)(G)...............................     1,852
      1     Bic Camera, Inc. (A)(G)...........................       741
    384     Daishi Bank Ltd. (A)..............................     1,586
     32     Diamond City Co., Ltd. (A)........................     1,353
     18     Disco Corp. (A)...................................     1,129
    499     Fuji Fire & Marine Insurance Co., Ltd. (A)(D).....     1,928
     22     Hakuhodo DY Holdings, Inc. (A)(G).................     1,497
    227     Higo Bank Ltd. (A)................................     1,590
     27     Honeys Co., Ltd. (A)(G)...........................     1,094
     26     Japan Petroleum Exploration Co., Ltd. (A).........     1,536
    190     Japan Steel Works Ltd. (A)(D).....................     1,582
      3     Jupiter Telecommunications Co., Ltd. (A)(D).......     2,530
      1     KK Davinci Advisors (A)(D)........................     1,135
     42     Kobayashi Pharmaceutical Co., Ltd. (A)(D)(G)......     1,627
     69     MEC Co., Ltd. (A)(G)..............................       803
     34     Milbon Co., Ltd. (A)(G)...........................       944
     22     Musashino Bank, Ltd. (A)..........................     1,087
    125     NTN Corp. (A).....................................     1,133
     30     OBIC Business Consultants Ltd. (A)(G).............     1,916

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
     12     OBIC Co., Ltd. (A)(G).............................  $  2,595
     28     Point, Inc. (A)(G)................................     1,687
     --     RISA Partners, Inc. (A)...........................     1,254
     13     Ryohin Keikaku Co., Ltd. (A)(G)...................       875
    118     Shionogi & Co., Ltd. (A)(G).......................     2,101
  1,015     Sumitomo Osaka Cement Co., Ltd. (A)...............     3,741
     28     Taiyo Ink Manufacturing Co., Ltd. (A).............     1,585
    120     Tanabe Seiyaku Co., Ltd (A)(G)....................     1,625
    278     The Keiyo Bank Ltd. (A)(G)........................     1,696
     27     Uni-Charm Corp. (A)(G)............................     1,484
     45     Union Tool Co. (A)(G).............................     2,042
     19     USS Co., Ltd. (A).................................     1,220
    118     Yamaguchi Financial Group, Inc. ..................     1,431
                                                                --------
                                                                  50,399
                                                                --------
            LIECHTENSTEIN -- 1.1%
     10     Verwalt & Privat-Bank AG (A)......................     2,538
                                                                --------
            MALAYSIA -- 0.7%
    868     Lion Diversified Holdings Berhad (A)..............     1,527
                                                                --------
            MEXICO -- 0.6%
    357     Empresas ICA SAB de CV (D)........................     1,318
                                                                --------
            NETHERLANDS -- 3.9%
     67     Koninklijke BAM Groep N.V. (G)....................     1,397
     82     Ordina N.V. (A)...................................     1,857
     51     SBM Offshore N.V. (A).............................     1,788
    113     Spazio Investment N.V. (D)........................     2,282
     57     Wolters Kluwer N.V. (A)...........................     1,720
                                                                --------
                                                                   9,044
                                                                --------
            PORTUGAL -- 0.8%
    243     Mota -- Engil S.A. (A)............................     1,861
                                                                --------
            SOUTH KOREA -- 2.1%
      7     Cheil Communications, Inc. (A)(D).................     1,734
     24     GS Engineering & Construction Corp. (A)...........     2,033
     16     Mirae Asset Securities Co., Ltd. (A)..............     1,128
                                                                --------
                                                                   4,895
                                                                --------
            SPAIN -- 1.7%
    346     Iberia Lineas Aer de Espana (A)(G)................     1,438
     76     Prosegur Compania de Seguridad S.A. (A)(G)........     2,482
                                                                --------
                                                                   3,920
                                                                --------
            SWEDEN -- 3.5%
     35     Alfa Laval Ab (A).................................     1,673
     33     Boliden Ab (A)....................................       783
     25     Munters Ab (A)(G).................................     1,144
    158     Swedish Match Ab (A)..............................     2,807
     67     Trelleborg Ab (A)(G)..............................     1,641
                                                                --------
                                                                   8,048
                                                                --------
            SWITZERLAND -- 4.5%
     16     Bachem Holding AG Class B.........................     1,170
     17     Charles Voegele Holding AG (A)....................     1,473

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SWITZERLAND -- (CONTINUED)
     30     Dufry Group (A)(D)................................  $  2,545
     75     EFG International (D).............................     2,615
      1     Geberit AG (A)....................................     1,421
     40     Logitech International S.A. (A)(D)................     1,134
                                                                --------
                                                                  10,358
                                                                --------
            TURKEY -- 0.5%
    253     Asya Katilim Bankasi A/S (A)(D)...................     1,191
                                                                --------
            UNITED KINGDOM -- 10.6%
     91     Close Brothers Group plc (A)......................     1,820
    468     Debenhams plc (A).................................     1,532
    337     Fenner plc (A)....................................     1,482
     42     FirstGroup plc (A)................................       450
    429     GCAP Media plc (A)................................     1,952
    869     Guinness Peat Group plc (A).......................     1,523
     36     Homeserve plc (A).................................     1,237
     98     ICAP plc (A)......................................       946
    115     Informa Group plc (A).............................     1,267
    245     Mears Group plc (A)...............................     1,508
    193     Morgan Crucible Co. plc (A).......................     1,047
    108     Redrow plc (A)....................................     1,322
     85     Speedy Hire plc (A)...............................     1,860
    203     SSL International plc (A).........................     1,453
    192     Star Energy Group plc (A)(D)......................       932
     70     Ultra Electronics Holdings plc (A)................     1,572
     51     Vedanta Resources plc (A).........................     1,172
    297     Wolfson Microelectronics plc (A)(D)...............     1,640
                                                                --------
                                                                  24,715
                                                                --------
            UNITED STATES -- 3.0%
  1,468     Goodpack Ltd. (A)(G)..............................     1,451
    209     Lancashire Holdings Ltd. (A)(D)...................     1,410
     20     Mapeley Ltd. (A)..................................     1,487
    726     Neptune Orient Lines Ltd. (A).....................     1,165
    200     Petrofac Ltd. (A).................................     1,518
                                                                --------
                                                                   7,031
                                                                --------
            Total common stock
              (cost $202,423).................................  $225,691
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 24.7%
            REPURCHASE AGREEMENTS @ -- 2.4%
 $1,143     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $  1,143
  1,585     BNP Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................     1,585
     48     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        48

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $  802     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27% 02/01/2007................................  $    802
  1,885     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................     1,885
                                                                --------
                                                                   5,463
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 22.3%
 51,839     Navigator Prime Portfolio.........................  $ 51,839
                                                                --------
            Total short-term investments
              (cost $57,302)..................................  $ 57,302
                                                                --------
            Total investments in securities
              (cost $259,725) (C).............................  $282,993
            Other assets & liabilities........................  $(50,668)
                                                                --------
            Total net assets..................................  $232,325
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.12% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $203,276, which represents 87.50% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $260,433 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $26,959
      Unrealized depreciation.........................   (4,399)
                                                        -------
      Net unrealized appreciation.....................  $22,560
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, which are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED             SHARES/PAR             SECURITY            COST BASIS
      --------             ----------             --------            ----------
      March - May,           2,016      Far East Pharmaceutical
       2004.............                Technology Co., Ltd.             $293

     The aggregate value of these securities at January 31, 2007, rounds to zero.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $1,085, which represents 0.47% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                  COUPON      EXPIRATION
                                SECURITY TYPE      RATE          DATE
                                -------------  -------------  -----------
      Bank of America
       Securities TriParty
       Joint Repurchase
       Agreement                FNMA                   5.00%         2035
      BNP-Paribas TriParty
       Joint Repurchase
       Agreement                FHLMC          4.50% - 5.00%  2020 - 2035
                                FNMA           4.50% - 6.50%  2034 - 2036
      Deutsche Bank Securities
       Joint Repurchase
       Agreement                U.S. Treasury         3.375%         2029
                                Note
      Deutsche Bank Securities
       TriParty Joint
       Repurchase Agreement     FHLMC          4.50% - 6.50%  2020 - 2035
                                GNMA           5.00% - 6.00%  2032 - 2033
      UBS Securities TriParty
       Joint Repurchase
       Agreement                FHLMC          4.50% - 6.50%  2018 - 2036
                                FNMA           4.50% - 7.00%  2018 - 2046

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
Australian Dollar                                Buy             $ 228           $  227          02/01/2007             $ 1
Australian Dollar                                Buy               230              228          02/02/2007               2
British Pound                                   Sell             1,216            1,212          02/01/2007              (4)
Danish Krone                                    Sell               467              464          02/01/2007              (3)
Euro                                             Buy               460              458          02/01/2007               2
Japanese Yen                                     Buy               110              109          02/01/2007               1
Japanese Yen                                     Buy               617              612          02/02/2007               5
Swiss Francs                                    Sell                90               90          02/01/2007              --
Swiss Francs                                    Sell               197              196          02/02/2007              (1)
                                                                                                                        ---
                                                                                                                        $ 3
                                                                                                                        ===

 THE HARTFORD LARGECAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 COMMON STOCK -- 99.3%
         BASIC MATERIALS -- 2.1%
   1     Carpenter Technology Corp. .......................   $    64
   1     E.I. DuPont de Nemours & Co. .....................        54
   1     International Flavors & Fragrances, Inc. .........        49
   1     Kimberly-Clark Corp. .............................        54
                                                              -------
                                                                  221
                                                              -------
         CAPITAL GOODS -- 5.3%
   1     Boeing Co. .......................................       120
   1     Caterpillar, Inc. ................................        69
   1     Cummins, Inc. ....................................       108
   2     Lam Research Corp. (D)............................        82
   6     Teradyne, Inc. (D)................................        83
   1     United Technologies Corp. ........................        85
                                                              -------
                                                                  547
                                                              -------
         CONSUMER CYCLICAL -- 15.1%
   1     Altria Group, Inc. ...............................       106
   4     American Eagle Outfitters, Inc. ..................       121
   3     AnnTaylor Stores Corp. (D)........................        97
   1     AutoZone, Inc. (D)................................        69
   1     CarMax, Inc. (D)..................................        71
   1     CDW Corp. ........................................        52
   2     Coach, Inc. (D)...................................        73
   2     Family Dollar Stores, Inc. .......................        61
   1     J. C. Penney Co., Inc. ...........................        80
   2     Kohl's Corp. (D)..................................       152
   1     Lennar Corp. .....................................        59
   2     Nordstrom, Inc. ..................................       130
   1     Nutri/System, Inc. (D)............................        39
  --     NVR, Inc. (D).....................................        69
   2     Office Depot, Inc. (D)............................        91
   2     Ross Stores, Inc. ................................        55
   1     Sherwin-Williams Co. .............................        61
   4     TJX Cos., Inc. ...................................       119
   1     Wal-Mart Stores, Inc. ............................        65
                                                              -------
                                                                1,570
                                                              -------
         CONSUMER STAPLES -- 4.4%
   1     Anheuser-Busch Cos., Inc. ........................        68
   2     Campbell Soup Co. ................................        85
   1     Coca-Cola Co. ....................................        52
   1     H.J. Heinz Co. ...................................        70
   1     PepsiCo, Inc. ....................................        57
   1     Procter & Gamble Co. .............................        70
   1     UST, Inc. ........................................        60
                                                              -------
                                                                  462
                                                              -------
         ENERGY -- 3.4%
   1     Exxon Mobil Corp. ................................        94
   2     Frontier Oil Corp. ...............................        60
   3     Halliburton Co. ..................................        83
   1     Holly Corp. ......................................        54
   1     XTO Energy, Inc. .................................        57
                                                              -------
                                                                  348
                                                              -------
         FINANCE -- 14.1%
   2     Aetna, Inc. ......................................        95
   1     Affiliated Managers Group, Inc. (D)...............        75

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
         FINANCE -- (CONTINUED)
   1     American Express Co. .............................   $    67
   2     Berkley (W.R.) Corp. .............................        59
   5     Charles Schwab Corp. .............................        89
  --     Chicago Mercantile Exchange Holdings, Inc. .......        60
   1     Federal Home Loan Mortgage Corp. .................        71
   2     First Marblehead Corp. ...........................        88
  --     Goldman Sachs Group, Inc. ........................        77
   2     Humana, Inc. (D)..................................       136
   1     IntercontinentalExchange, Inc. (D)................       112
  --     Markel Corp. (D)..................................        56
   2     Philadelphia Consolidated Holding Corp. (D).......        96
   1     Principal Financial Group, Inc. ..................        53
   1     T. Rowe Price Group, Inc. ........................        60
   2     UnitedHealth Group, Inc. .........................       116
   1     Wellcare Health Plans, Inc. (D)...................        90
   1     Wellpoint, Inc. (D)...............................        67
                                                              -------
                                                                1,467
                                                              -------
         HEALTH CARE -- 14.5%
   2     Abbott Laboratories...............................       102
   1     Amgen, Inc. (D)...................................       101
   1     Barr Pharmaceuticals, Inc. (D)....................        67
   1     Biogen Idec, Inc. (D).............................        52
   1     Caremark Rx, Inc. ................................        55
   2     Coventry Health Care, Inc. (D)....................       127
   4     Endo Pharmaceuticals Holdings, Inc. (D)...........       124
   2     Forest Laboratories, Inc. (D).....................        88
   3     ImClone Systems, Inc. (D).........................        95
   2     Johnson & Johnson.................................       141
   1     Laboratory Corp. of America Holdings (D)..........        78
   2     McKesson Corp. ...................................        94
   2     Merck & Co., Inc. ................................        93
   1     Monsanto Co. .....................................        65
   3     Mylan Laboratories, Inc. .........................        56
   2     Schering-Plough Corp. ............................        58
   1     Techne Corp. (D)..................................        55
   1     Wyeth.............................................        58
                                                              -------
                                                                1,509
                                                              -------
         SERVICES -- 8.8%
   1     Alliance Data Systems Corp. (D)...................        62
   2     Autodesk, Inc. (D)................................        76
   2     Choice Hotels International, Inc. ................        67
   2     Comcast Corp. Class A (D).........................       101
   3     DirecTV Group, Inc. (D)...........................        75
   1     McGraw-Hill Cos., Inc. ...........................        64
   1     Moody's Corp. ....................................        90
   4     News Corp. Class A................................        90
   1     Omnicom Group, Inc. ..............................        74
   1     SEI Investments Co. ..............................        62
   2     Walt Disney Co. ..................................        79
   2     Waste Management, Inc. ...........................        70
                                                              -------
                                                                  910
                                                              -------
         TECHNOLOGY -- 27.8%
   5     Altera Corp. (D)..................................        90
   1     Amphenol Corp. Class A............................        56
   7     BEA Systems, Inc. (D).............................        90
   2     BMC Software, Inc. (D)............................        84

 THE HARTFORD LARGECAP GROWTH FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
COMMON STOCK -- (CONTINUED)
         TECHNOLOGY -- (CONTINUED)
   8     Cisco Systems, Inc. (D)...........................   $   219
   5     Citizens Communications Co. ......................        72
   1     Danaher Corp. ....................................        64
   3     Dolby Laboratories, Inc. Class A (D)..............        84
   4     EMC Corp. (D).....................................        55
   1     Emerson Electric Co. .............................        66
   2     General Electric Co. .............................        85
  --     Google, Inc. (D)..................................        92
   4     Hewlett-Packard Co. ..............................       171
   3     Intel Corp. ......................................        66
   2     International Business Machines Corp. ............       163
   1     Lexmark International, Inc. ADR (D)...............        84
   1     Lockheed Martin Corp. ............................        86
   4     McAfee, Inc. (D)..................................       104
   2     MEMC Electronic Materials, Inc. (D)...............       122
   2     Microchip Technology, Inc. .......................        62
   5     Microsoft Corp. ..................................       154
   3     Motorola, Inc. ...................................        65
   3     Network Appliance, Inc. (D).......................        98
   2     NVIDIA Corp. (D)..................................        56
   9     Oracle Corp. (D)..................................       160
   2     Qualcomm, Inc. ...................................        58
   1     Raytheon Co. .....................................        67
   3     Red Hat, Inc. (D).................................        60
   4     Symantec Corp. (D)................................        66
   1     Thermo Fisher Scientific Inc. (D).................        54
   3     VeriSign, Inc. (D)................................        71
   2     Xilinx, Inc. .....................................        61
                                                              -------
                                                                2,885
                                                              -------
         TRANSPORTATION -- 3.2%
   2     AMR Corp. (D).....................................        70
   2     Continental Airlines, Inc. (D)....................        98
   1     Harley-Davidson, Inc. ............................        76
   2     US Airways Group, Inc. (D)........................        87
                                                              -------
                                                                  331
                                                              -------
         UTILITIES -- 0.6%
   3     AES Corp. (D).....................................        59
                                                              -------
         Total common stock
           (cost $9,994)...................................   $10,309
                                                              -------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
SHORT-TERM INVESTMENTS -- 0.3%
         REPURCHASE AGREEMENTS @ -- 0.3%
   9     BNP Paribas Joint Repurchase Agreement,
           5.19%, 02/01/2007...............................   $     9
   8     RBS Greenwich Joint Repurchase Agreement,
           5.19%, 02/01/2007...............................         8
  10     UBS Warburg Securities, Inc. Joint Repurchase
           Agreement,
           5.19%, 02/01/2007...............................        10
  27
                                                              -------
         Total short-term investments
           (cost $27)......................................   $    27
                                                              -------
         Total investments in securities
           (cost $10,021) (C)..............................   $10,336
         Other assets and liabilities......................        49
                                                              -------
         Total net assets..................................   $10,385
                                                              =======

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $10,021 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $ 469
      Unrealized depreciation...........................   (154)
                                                          -----
      Net unrealized appreciation.......................  $ 315
                                                          =====

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                           COUPON  EXPIRATION
                                           SECURITY         RATE      DATE
                                             TYPE          ------  ----------
                                           --------
      BNP Paribas Repurchase Joint
       Repurchase Agreement           U.S. Treasury Bonds  6.00%      2026
                                      U.S. Treasury Notes  7.50%      2016
      RBS Greenwich Joint Repurchase
       Agreement                      U.S. Treasury Notes  4.875%     2009
      UBS Securities, Inc. Joint
       Repurchase Agreement           U.S. Treasury Bonds  6.25%      2023

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.9%
            BASIC MATERIALS -- 5.5%
   1,240    Cameco Corp. .....................................  $   47,289
     661    Peabody Energy Corp. .............................      26,980
     139    Potash Corp. of Saskatchewan......................      21,704
     409    Precision Castparts Corp. ........................      36,356
     530    Teck Cominco Ltd. Class B.........................      39,150
                                                                ----------
                                                                   171,479
                                                                ----------
            CAPITAL GOODS -- 3.5%
   1,103    American Standard Cos., Inc. (G)..................      54,492
     813    KLA-Tencor Corp. .................................      40,004
     325    Lam Research Corp. (D)(G).........................      14,884
                                                                ----------
                                                                   109,380
                                                                ----------
            CONSUMER CYCLICAL -- 17.7%
     672    Abercrombie & Fitch Co. Class A (G)...............      53,483
     324    American Eagle Outfitters, Inc. (G)...............      10,477
     317    BorgWarner, Inc. (G)..............................      21,693
     472    CarMax, Inc. (D)(G)...............................      27,090
     110    Children's Place Retail Stores, Inc. (D)..........       5,947
      83    Claire's Stores, Inc. ............................       2,859
     864    Cytyc Corp. (D)...................................      24,972
     245    Fastenal Co. (G)..................................       9,145
     764    Foster Wheeler Ltd. (D)...........................      40,862
     363    Gildan Activewear, Inc. (D).......................      18,072
   1,073    Newell Rubbermaid, Inc. (G).......................      31,696
     445    O'Reilly Automotive, Inc. (D)(G)..................      15,538
     525    Oshkosh Truck Corp. ..............................      27,694
     550    OSI Restaurant Partners, Inc. ....................      21,719
     452    PACCAR, Inc. (G)..................................      30,255
     619    Patterson Cos., Inc. (D)..........................      23,269
   1,279    PetSmart, Inc. (G)................................      39,064
     304    Pool Corp. (G)....................................      11,112
     963    Saks, Inc. (G)....................................      18,070
   1,708    Supervalu, Inc. (G)...............................      64,874
     766    Tiffany & Co. (G).................................      30,085
     831    TRW Automotive Holdings Corp. (D)(G)..............      21,728
                                                                ----------
                                                                   549,704
                                                                ----------
            CONSUMER STAPLES -- 2.4%
     435    Alberto-Culver Co. ...............................       9,944
     606    Clorox Co. .......................................      39,664
   1,383    Tyson Foods, Inc. Class A (G).....................      24,545
                                                                ----------
                                                                    74,153
                                                                ----------
            ENERGY -- 4.5%
     865    GlobalSantaFe Corp. (G)...........................      50,179
     430    Murphy Oil Corp. (G)..............................      21,365
     463    Noble Energy, Inc. ...............................      24,750
     391    Southwestern Energy Co. (D).......................      15,049
   1,101    Western Oil Sands, Inc. Class A (D)...............      29,645
                                                                ----------
                                                                   140,988
                                                                ----------
            FINANCE -- 13.6%
   5,544    Aberdeen Asset Management PLC (A).................      20,509
     477    AMBAC Financial Group, Inc. ......................      41,980
     619    AmeriCredit Corp. (D)(G)..........................      16,802
     606    Assurant, Inc. (G)................................      33,698
     119    Blackrock, Inc. (G)...............................      19,980

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     147    Commerce Bancorp, Inc. ...........................  $    4,976
   1,219    E*Trade Financial Corp. (D).......................      29,724
     206    Everest Re Group Ltd. ............................      19,282
   2,078    Hong Kong Exchanges & Clearing Ltd. (A)...........      22,690
   1,087    Host Hotels & Resorts, Inc. (G)...................      28,772
     632    State Street Corp. ...............................      44,904
     941    T. Rowe Price Group, Inc. ........................      45,154
   1,704    UCBH Holdings, Inc. (G)...........................      31,952
   1,352    UnumProvident Corp. (G)...........................      29,740
     160    Ventas, Inc. (G)..................................       7,377
     516    Webster Financial Corp. (G).......................      25,702
                                                                ----------
                                                                   423,242
                                                                ----------
            HEALTH CARE -- 11.4%
     660    Amylin Pharmaceuticals, Inc. (D)(G)...............      25,595
     683    Barr Pharmaceuticals, Inc. (D)....................      36,533
     386    Cephalon, Inc. (D)(G).............................      27,959
     702    Charles River Laboratories International, Inc.
              (D)(G)..........................................      31,568
     614    Dade Behring Holdings, Inc. ......................      25,829
     472    Eisai Co., Ltd. (A)...............................      24,270
     977    Manor Care, Inc. (G)..............................      52,010
   1,446    Millennium Pharmaceuticals, Inc. (D)(G)...........      16,051
     941    Mylan Laboratories, Inc. .........................      20,832
   1,606    Shionogi & Co., Ltd. (A)..........................      28,571
     624    St. Jude Medical, Inc. (D)........................      26,695
     505    Universal Health Services, Inc. Class B...........      29,260
     261    Vertex Pharmaceuticals, Inc. (D)(G)...............       9,230
                                                                ----------
                                                                   354,403
                                                                ----------
            SERVICES -- 21.0%
     534    Alliance Data Systems Corp. (D)(G)................      36,281
   1,949    Allied Waste Industries, Inc. (D)(G)..............      24,921
     724    Autodesk, Inc. (D)................................      31,640
   1,575    BISYS Group, Inc. (D)(G)..........................      20,114
     695    C.H. Robinson Worldwide, Inc. ....................      36,843
   1,296    Cablevision Systems Corp. ........................      39,250
   1,897    Cadence Design Systems, Inc. (D)(G)...............      35,844
     344    Cognizant Technology Solutions Corp. (D)..........      29,331
      43    Corporate Executive Board Co. (G).................       3,901
     524    EchoStar Communications Corp. Class A (D).........      21,134
   1,420    Equifax, Inc. (D)(G)..............................      58,968
     450    Fluor Corp. (G)...................................      37,187
     299    Focus Media Holding Ltd. ADR (D)..................      24,707
     291    Laureate Education, Inc. (D)(G)...................      17,583
     709    Manpower, Inc. ...................................      51,671
   1,273    MoneyGram International, Inc. (G).................      38,186
     969    Monster Worldwide, Inc. (D).......................      47,863
   1,143    Republic Services, Inc. ..........................      49,439
     662    Robert Half International, Inc. ..................      26,935
     402    Weight Watchers International, Inc. (G)...........      21,720
                                                                ----------
                                                                   653,518
                                                                ----------
            TECHNOLOGY -- 12.3%
   2,180    Activision, Inc. (D)(G)...........................      37,117
   2,331    Altera Corp. (D)..................................      46,741
     317    American Reprographics Co. (D)....................       9,935
   1,151    American Tower Corp. Class A (D)..................      45,857
     676    Beckman Coulter, Inc. (G).........................      43,596

 THE HARTFORD MIDCAP FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     509    DaVita, Inc. (D)..................................  $   27,764
     683    Linear Technology Corp. (G).......................      21,139
     504    MEMC Electronic Materials, Inc. (D)(G)............      26,415
   1,366    Network Appliance, Inc. (D).......................      51,369
     207    NII Holdings, Inc. Class B (D)(G).................      15,269
     469    Rockwell Collins, Inc. (G)........................      31,997
     471    Roper Industries, Inc. ...........................      24,470
                                                                ----------
                                                                   381,669
                                                                ----------
            TRANSPORTATION -- 2.4%
     279    Expeditors International of Washington, Inc. .....      11,919
   1,321    J.B. Hunt Transport Services, Inc. ...............      33,207
     705    Landstar System, Inc. (G).........................      29,806
                                                                ----------
                                                                    74,932
                                                                ----------
            UTILITIES -- 3.6%
   1,543    Northeast Utilities...............................      42,658
     678    NRG Energy, Inc. (D)..............................      40,602
     610    PNM Resources, Inc. (G)...........................      18,584
     306    Suntech Power Holdings Co., Ltd. ADR (D)(G).......      11,246
                                                                ----------
                                                                   113,090
                                                                ----------
            Total common stock
              (cost $2,542,441)...............................  $3,046,558
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.4%
            REPURCHASE AGREEMENTS @ -- 2.9%
$ 18,617    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $   18,617
  25,802    BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................      25,802
     785    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................         785
  13,064    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      13,064
  30,701    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      30,701
                                                                ----------
                                                                    88,969
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE U
 ------                                                         ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.5%
 391,529    Mellon GSL DBTII Collateral Fund..................  $  391,529
                                                                ----------
            Total short-term investments
              (cost $480,498).................................  $  480,498
                                                                ----------
            Total investments in securities
              (cost $3,022,939) (C)...........................  $3,527,056
            Other assets and liabilities......................    (414,534)
                                                                ----------
            Total net assets..................................  $3,112,522
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.25% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $96,040, which represents 3.09% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $3,024,729 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $538,813
      Unrealized depreciation........................   (36,486)
                                                       --------
      Net unrealized appreciation....................  $502,327
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                    COUPON      EXPIRATION
                                 SECURITY TYPE       RATE          DATE
                                 -------------   -------------  -----------
      Bank of America
       Securities TriParty
       Joint Repurchase
       Agreement                 FNMA                    5.00%         2035
      BNP-Paribas TriParty
       Joint Repurchase
       Agreement                 FHLMC           4.50% - 5.00%  2020 - 2035
                                 FNMA            4.50% - 6.50%  2034 - 2036
      Deutsche Bank Securities
       Joint Repurchase
       Agreement                 U.S. Treasury          3.375%         2029
                                 Note
      Deutsche Bank Securities
       Triparty Joint
       Repurchase Agreement      FHLMC           4.50% - 6.50%  2020 - 2035
                                 GNMA            5.00% - 6.00%  2032 - 2033
      UBS Securities Triparty
       Joint Repurchase
       Agreement                 FHLMC           4.50% - 6.50%  2018 - 2036
                                 FNMA            4.50% - 7.00%  2018 - 2046

 THE HARTFORD MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 98.0%
            BASIC MATERIALS -- 6.1%
     3      Airgas, Inc. .....................................   $   125
     3      Cameco Corp. .....................................       118
     4      Consol Energy, Inc. ..............................       124
     2      Posco ADR.........................................       212
     4      Teck Cominco Ltd. (D).............................       266
                                                                 -------
                                                                     845
                                                                 -------
            CAPITAL GOODS -- 1.9%
     3      Cameron International Corp. (D)...................       131
     2      National Oilwell Varco, Inc. (D)..................       127
                                                                 -------
                                                                     258
                                                                 -------
            CONSUMER CYCLICAL -- 10.5%
     5      Abercrombie & Fitch Co. Class A...................       406
     5      Advance Auto Parts, Inc. .........................       182
     5      Be Aerospace, Inc. (D)............................       146
     4      Gildan Activewear, Inc. (D).......................       199
     6      Newell Rubbermaid, Inc. ..........................       171
     7      TJX Cos., Inc. ...................................       198
     7      Urban Outfitters, Inc. (D)........................       159
                                                                 -------
                                                                   1,461
                                                                 -------
            CONSUMER STAPLES -- 3.7%
     2      Bunge Ltd. .......................................       177
     4      Corn Products International, Inc. ................       120
    11      Physicians Formula Holdings (D)...................       218
                                                                 -------
                                                                     515
                                                                 -------
            ENERGY -- 2.0%
     2      GlobalSantaFe Corp. ..............................       139
     2      Noble Corp. ......................................       142
                                                                 -------
                                                                     281
                                                                 -------
            FINANCE -- 12.9%
     1      Affiliated Managers Group, Inc. (D)...............       100
     1      AMBAC Financial Group, Inc. ......................       123
     6      CapitalSource, Inc. ..............................       170
     4      CB Richard Ellis Group, Inc. Class A (D)..........       143
    16      Covanta Holding Corp. (D).........................       369
     5      E*Trade Financial Corp. (D).......................       127
     4      Eaton Vance Corp. ................................       134
     7      Host Hotels & Resorts, Inc. ......................       191
     3      Nasdaq Stock Market, Inc. (D).....................       116
     3      Protective Life Corp. ............................       152
     2      State Street Corp. ...............................       156
                                                                 -------
                                                                   1,781
                                                                 -------
            HEALTH CARE -- 15.1%
     9      CVS Corp. ........................................       293
     3      Forest Laboratories, Inc. (D).....................       163
     6      Herbalife Ltd. (D)................................       190
    13      Human Genome Sciences, Inc. (D)...................       150
     7      Inverness Medical Innovation (D)..................       284
     5      McKesson Corp. ...................................       251

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
     3      Pharmaceutical Product Development, Inc. .........   $   114
     6      Shire plc.........................................       349
     4      Sunrise Senior Living, Inc. (D)...................       136
    11      Warner Chilcott Ltd. (D)..........................       157
                                                                 -------
                                                                   2,087
                                                                 -------
            SERVICES -- 13.1%
     4      Business Objects S.A. ADR (D).....................       166
     4      Corrections Corp. of America (D)..................       178
     4      Express Scripts, Inc. (D).........................       243
    33      iGate Corp. (D)...................................       226
     2      Jacobs Engineering Group, Inc. (D)................       217
     6      Orient Express Hotels Ltd. Class A................       291
     7      Penn National Gaming, Inc. (D)....................       289
     6      Pinnacle Entertainment, Inc. (D)..................       211
                                                                 -------
                                                                   1,821
                                                                 -------
            TECHNOLOGY -- 27.9%
     1      Akamai Technologies, Inc. (D).....................        79
     4      Amdocs Ltd. (D)...................................       142
     4      American Tower Corp. Class A (D)..................       151
    16      Brocade Communications Systems, Inc. (D)..........       133
     8      Citizens Communications Co. ......................       120
     6      Citrix Systems, Inc. (D)..........................       177
     2      Equinix, Inc. (D).................................       168
     3      F5 Networks, Inc. (D).............................       200
    14      First Solar, Inc. (D).............................       440
     3      Harris Corp. .....................................       142
    10      Juniper Networks, Inc. (D)........................       185
     3      MEMC Electronic Materials, Inc. (D)...............       178
     3      Microchip Technology, Inc. .......................       108
     3      Neustar, Inc. (D).................................       105
     3      NII Holdings, Inc. Class B (D)....................       185
    12      Nuance Communications, Inc. (D)...................       132
     4      Rackable Systems, Inc. (D)........................        73
     4      Rockwell Collins, Inc. ...........................       259
     3      Roper Industries, Inc. ...........................       156
     5      Thermo Fisher Scientific, Inc. (D)................       239
     4      Trimble Navigation Ltd. (D).......................       204
     5      Waters Corp. (D)..................................       295
                                                                 -------
                                                                   3,871
                                                                 -------
            TRANSPORTATION -- 2.4%
     7      GOL Linhas Aereas Inteligentes S.A. ADR...........       199
     4      Wabtec............................................       128
                                                                 -------
                                                                     327
                                                                 -------
            UTILITIES -- 2.4%
     2      Entergy Corp. ....................................       187
     5      Northeast Utilities...............................       141
                                                                 -------
                                                                     328
                                                                 -------
            Total common stock
              (cost $12,012)..................................   $13,575
                                                                 -------

 THE HARTFORD MIDCAP GROWTH FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE W
---------                                                       ---------
  SHORT-TERM INVESTMENTS -- 0.1%
            REPURCHASE AGREEMENTS @ -- 0.1%
   $ 3      BNP Paribas Joint Repurchase Agreement, 5.19%,
              02/01/2007......................................   $     4
     3      RBS Greenwich Joint Repurchase Agreement, 5.19%,
              02/01/2007......................................         3
     4      UBS Securities, Inc. Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................         4
                                                                 -------
                                                                      11
                                                                 -------
            Total short-term investments
              (cost $11)......................................   $    11
                                                                 -------
            Total investments in securities
              (cost $12,023) (C)..............................   $13,586
            Other assets and liabilities......................       266
                                                                 -------
            Total net assets..................................   $13,852
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.89% of total net assets at January 31, 2007.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $12,056 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,642
      Unrealized depreciation..........................    (112)
                                                         ------
      Net unrealized appreciation......................  $1,530
                                                         ======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                       COUPON   EXPIRATION
                                     SECURITY TYPE      RATE       DATE
                                     -------------     ------   ----------
      BNP Paribas Joint
       Repurchase Agreement       U.S. Treasury Bonds  6.00%       2026
                                  U.S. Treasury Notes  7.50%       2016
      RBS Greenwich Joint
       Repurchase Agreement       U.S. Treasury Notes  4.875%      2009
      UBS Securities, Inc. Joint
       Repurchase Agreement       U.S. Treasury Bonds  6.25%       2023

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.3%
            BASIC MATERIALS -- 14.7%
     84     Arch Coal, Inc. (G)...............................  $  2,485
     18     Ashland, Inc. ....................................     1,266
     45     Carlisle Cos., Inc. ..............................     3,640
    219     Celanese Corp. ...................................     5,741
     78     Century Aluminum Co. (D)..........................     3,569
    481     Chemtura Corp. (G)................................     5,539
    102     Cleveland-Cliffs, Inc. ...........................     5,586
    136     Cytec Industries, Inc. ...........................     7,941
     69     FMC Corp. ........................................     5,340
     32     Martin Marietta Materials, Inc. ..................     3,636
    158     Mueller Water Products, Inc. Class B (G)..........     2,149
    284     Owens-Illinois, Inc. (D)..........................     6,317
    127     Shaw Group, Inc. (D)(G)...........................     4,271
     90     Temple-Inland, Inc. ..............................     4,470
    166     UAP Holding Corp. (G).............................     4,168
                                                                --------
                                                                  66,118
                                                                --------
            CAPITAL GOODS -- 11.7%
    108     AGCO Corp. (D)(G).................................     3,676
     72     Alliant Techsystems, Inc. (D)(G)..................     5,864
    110     American Standard Cos., Inc. .....................     5,443
     20     Black & Decker Corp. (G)..........................     1,763
    238     Goodrich Corp. (G)................................    11,677
    100     Kennametal, Inc. .................................     6,198
     26     Lam Research Corp. (D)............................     1,196
     28     Parker-Hannifin Corp. ............................     2,284
     11     Terex Corp. (D)...................................       614
    107     Toro Co. .........................................     5,471
    211     Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................     8,701
                                                                --------
                                                                  52,887
                                                                --------
            CONSUMER CYCLICAL -- 9.0%
    193     American Axle & Manufacturing Holdings, Inc.
              (G).............................................     4,013
    156     Arris Group, Inc. (D).............................     2,220
     80     BorgWarner, Inc. .................................     5,483
    263     Circuit City Stores, Inc. ........................     5,358
    332     Foot Locker, Inc. ................................     7,452
     36     Newell Rubbermaid, Inc. ..........................     1,060
    170     Ruby Tuesday, Inc. ...............................     4,867
     76     TRW Automotive Holdings Corp. (D).................     1,995
    107     United Stationers, Inc. (D).......................     5,468
     96     Walter Industries (G).............................     2,697
                                                                --------
                                                                  40,613
                                                                --------
            CONSUMER STAPLES -- 4.2%
    123     Bunge Ltd. .......................................     9,488
  5,034     Marine Harvest (D)(A).............................     5,431
     70     Smithfield Foods, Inc. (D)........................     1,825
    123     Tyson Foods, Inc. Class A.........................     2,183
                                                                --------
                                                                  18,927
                                                                --------
            ENERGY -- 4.3%
    168     Brasil Ecodiesel ADR..............................       949
    314     Brasil Ecodiesel Industria (I)....................     1,775
    130     Newfield Exploration Co. (D)(G)...................     5,578

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ENERGY -- (CONTINUED)
    130     Noble Energy, Inc. ...............................  $  6,933
    145     UGI Corp. ........................................     3,963
                                                                --------
                                                                  19,198
                                                                --------
            FINANCE -- 17.8%
     49     Affiliated Managers Group, Inc. (D)(G)............     5,459
     92     AMBAC Financial Group, Inc. ......................     8,070
    124     Apollo Investment Corp. ..........................     2,762
    145     CIT Group, Inc. ..................................     8,543
     26     City National Corp. (G)...........................     1,849
     19     Commerce Bancorp, Inc. ...........................       638
    258     E*Trade Financial Corp. (D).......................     6,297
     59     Everest Re Group Ltd. ............................     5,550
    237     Genesis Lease Ltd. (D)............................     6,151
    212     Huntington Bancshares, Inc. ......................     4,933
    273     KKR Financial Corp. (G)...........................     7,377
    145     Platinum Underwriters Holdings Ltd. ..............     4,319
    112     Reinsurance Group of America, Inc. (G)............     6,505
     31     UnionBanCal Corp. ................................     1,990
    210     UnumProvident Corp. ..............................     4,629
    106     Webster Financial Corp. ..........................     5,266
                                                                --------
                                                                  80,338
                                                                --------
            HEALTH CARE -- 7.7%
    158     Barr Pharmaceuticals, Inc. (D)....................     8,451
    118     Cooper Companies, Inc. (G)........................     5,628
    225     Endo Pharmaceuticals Holdings, Inc. (D)...........     6,900
    536     Impax Laboratories, Inc. (D)......................     5,494
    235     Theravance, Inc. (D)..............................     8,048
                                                                --------
                                                                  34,521
                                                                --------
            SERVICES -- 10.5%
     29     Avid Technology, Inc. (D)(G)......................     1,084
    189     Avis Budget Group, Inc. ..........................     4,817
    315     BearingPoint, Inc. (D)............................     2,523
    194     Entercom Communications Corp. ....................     5,455
    195     IMS Health, Inc. (G)..............................     5,628
    203     R.H. Donnelley Corp. (G)..........................    13,494
    167     R.R. Donnelley & Sons Co. ........................     6,211
    412     Unisys Corp. (D)..................................     3,552
    112     URS Corp. (D).....................................     4,800
                                                                --------
                                                                  47,564
                                                                --------
            TECHNOLOGY -- 12.1%
    317     Arrow Electronics, Inc. (D).......................    11,160
    497     Cinram International Income Fund..................     9,589
     61     Embarq Corp. .....................................     3,369
    311     Fairchild Semiconductor International, Inc.
              (D)(G)..........................................     5,534
    480     Flextronics International Ltd. (D)................     5,579
    130     NCR Corp. (D).....................................     6,146
    201     Powerwave Technologies, Inc. (D)..................     1,173
    176     QLogic Corp. (D)..................................     3,213
    132     Syniverse Holdings, Inc. (D)......................     1,939
    180     Tektronix, Inc. (G)...............................     5,086
    153     Vishay Intertechnology, Inc. (D)..................     2,005
                                                                --------
                                                                  54,793
                                                                --------

 THE HARTFORD MIDCAP VALUE FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 2.5%
     96     Trinity Industries, Inc. (G)......................  $  3,659
    171     UAL Corp. (D).....................................     7,396
                                                                --------
                                                                  11,055
                                                                --------
            UTILITIES -- 4.8%
    193     Northeast Utilities...............................     5,325
    254     PPL Corp. ........................................     9,025
     43     SBM Offshore N.V. (A).............................     1,521
    129     Wisconsin Energy Corp. (G)........................     6,002
                                                                --------
                                                                  21,873
                                                                --------
            Total common stock
              (cost $361,565).................................  $447,887
                                                                --------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.6%
            REPURCHASE AGREEMENTS @ -- 1.0%
 $  912     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $    912
  1,264     BNP-Paribas TriParty Joint Repurchase Agreement,
              02/01/2007......................................     1,264
     38     Deutsche Bank Securities Joint Repurchase
              Agreement, 02/01/2007...........................        38
    640     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement, 02/01/2007...........................       640
  1,504     UBS Securities TriParty Joint Repurchase
              Agreement, 02/01/2007...........................     1,504
                                                                --------
                                                                   4,358
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.6%
 70,602     Mellon GSL DBTII Collateral Fund..................    70,602
                                                                --------
            Total short-term investments
              (cost $74,960)..................................  $ 74,960
                                                                --------
            Total investments in securities
              (cost $436,525) (C).............................  $522,847
                                                                --------
            Other assets and liabilities......................   (71,757)
                                                                --------
            Total net assets..................................  $451,090
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.63% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $6,952, which represents 1.54% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $436,774 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $91,193
      Unrealized depreciation.........................   (5,120)
                                                        -------
      Net unrealized appreciation.....................  $86,073
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $1,775, which represents 0.39% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                               SECURITY TYPE       COUPON RATE    EXPIRATION DATE
                               -------------       -----------    ---------------
      Bank of America
       Securities TriParty
       Joint Repurchase
       Agreement             FNMA                         5.00%            2035
      BNP-Paribas TriParty
       Joint Repurchase
       Agreement             FHLMC                4.50% - 5.00%     2020 - 2035
                             FNMA                 4.50% - 6.50%     2034 - 2036
      Deutsche Bank
       Securities Joint
       Repurchase Agreement  U.S. Treasury Note          3.375%            2029
      Deutsche Bank
       Securities TriParty
       Joint Repurchase
       Agreement             FHLMC                4.50% - 6.50%     2020 - 2035
                             GNMA                 5.00% - 6.00%     2032 - 2033
      UBS Securities
       TriParty Joint
       Repurchase Agreement  FHLMC                4.50% - 6.50%     2018 - 2036
                             FNMA                 4.50% - 7.00%     2018 - 2046

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ---------
            CONSUMER CYCLICAL -- 1.3%
 $3,410     Wal-Mart Stores, Inc. (L).........................  5.26%   03/28/2007   $  3,410
                                                                                     --------
            CONSUMER STAPLES -- 3.7%
  3,000     Alcoa, Inc. ......................................  5.29%   02/15/2007      2,994
  6,340     KFW International Holdings........................  5.27%   02/01/2007      6,340
                                                                                     --------
                                                                                        9,334
                                                                                     --------
            FINANCE -- 94.5%
  3,300     Alliance & Leicester plc..........................  5.26%   03/02/2007      3,286
  3,000     Alliance & Leicester plc..........................  5.34%   03/20/2007      2,979
  3,500     American Express Credit Corp. (L).................  5.32%   06/12/2007      3,500
  3,750     American General Finance Corp. ...................  5.27%   03/01/2007      3,735
  2,800     American General Finance Corp. (L)................  5.41%   03/23/2007..    2,800
  3,100     American Honda Finance Corp. .....................  5.24%   02/05/2007      3,098
  3,500     American Honda Finance Corp. (I)(L)...............  5.35%   08/08/2007      3,500
  4,080     Amsterdam Funding Corp. ..........................  5.25%   02/02/2007      4,079
  4,500     Amsterdam Funding Corp. ..........................  5.28%   03/13/2007      4,474
  3,000     Bank of America NA................................  5.30%   04/19/2007      2,966
  3,300     Bank of America NA (L)............................  5.32%   05/15/2007      3,338
  3,500     Bank of America NA (L)............................  5.36%   11/08/2007      3,500
  4,250     Barton Capital Corp. .............................  5.27%   02/13/2007      4,243
  4,400     Barton Capital Corp. .............................  5.28%   03/09/2007      4,377
  3,000     Bear Stearns & Co., Inc. (L)......................  5.31%   01/14/2008      3,000
  2,900     Bear Stearns & Co., Inc. (L)......................  5.32%   06/29/2007      2,912
  3,000     Bradford & Bingley plc............................  5.27%   02/12/2007      2,995
  3,100     Bradford & Bingley plc............................  5.31%   02/20/2007      3,092
  3,100     Britannia Building Society........................  5.29%   02/27/2007      3,088
  3,000     Britannia Building Society........................  5.31%   04/12/2007      2,969
  4,300     CAFCO LLC.........................................  5.29%   03/20/2007      4,270
  4,300     CAFCO LLC.........................................  5.30%   03/26/2007      4,267
  6,000     Caterpillar Financial Services Corp. (L)..........  5.37%   07/27/2007      6,001
  3,380     Citibank NA (L)...................................  5.32%   02/14/2007      3,380
  3,380     Citibank NA (L)...................................  5.32%   02/22/2007      3,380
  3,000     Citibank NA.......................................  5.32%   04/30/2007      3,000
    730     Countrywide Financial Corp. ......................  5.30%   02/01/2007        730
  2,800     Countrywide Financial Corp. ......................  5.31%   02/16/2007      2,794
  2,700     Countrywide Financial Corp. ......................  5.31%   02/23/2007      2,691
  2,600     General Electric Capital Corp. (L)................  5.28%   12/24/2007      2,600
  3,000     General Electric Capital Corp. ...................  5.31%   05/24/2007      2,951
  6,670     Goldman Sachs Group, Inc. (L).....................  5.46%   03/30/2007      6,672

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ---------
            FINANCE -- (CONTINUED)
 $3,200     HBOS Treasury Services plc........................  5.25%   02/06/2007   $  3,198
  3,560     HBOS Treasury Services plc (I)(L).................  5.29%   01/09/2008      3,560
  3,500     HSBC Finance Corp. (L)............................  5.31%   01/04/2008      3,500
  3,250     HSBC Finance Corp. ...............................  5.33%   03/16/2007      3,230
  3,800     JP Morgan Chase & Co. (L).........................  5.30%   01/02/2008      3,800
  6,000     Lehman Brothers Holdings, Inc. (L)................  5.40%   05/31/2007      6,002
  3,000     Merrill Lynch & Co., Inc. (L).....................  5.30%   12/24/2007      3,000
  3,100     Merrill Lynch & Co., Inc. (L).....................  5.36%   05/29/2007      3,100
  3,300     Morgan Stanley (L)................................  5.31%   06/26/2007      3,301
  3,300     Morgan Stanley (L)................................  5.79%   08/30/2007      3,300
  3,300     Nordea Bank Ab (I)(L).............................  5.30%   01/09/2008      3,300
  3,300     Nordea NA.........................................  5.28%   03/14/2007      3,280
  3,300     Northern Rock plc.................................  5.28%   03/06/2007      3,284
  4,500     Old Line Funding LLC..............................  5.27%   02/08/2007      4,495
  3,700     Old Line Funding LLC (I)..........................  5.30%   02/07/2007      3,697
  4,150     Sheffield Receivables.............................  5.28%   02/15/2007      4,142
  4,500     Sheffield Receivables.............................  5.28%   02/23/2007      4,486
  2,970     Skandinaviska Enskilda Bank NY (I)(L).............  5.28%   07/19/2007      2,970
  3,400     Skandinaviska Enskilda Bank NY (I)(L).............  5.31%   01/09/2008      3,400
  3,400     Svenska Handelsbanken Ab..........................  5.27%   03/19/2007      3,377
  3,300     Swedbank..........................................  5.31%   05/03/2007      3,256
  3,250     Swedbank..........................................  5.31%   05/25/2007      3,197
  3,000     Toyota Motor Credit Corp. ........................  5.24%   02/07/2007      2,997
  7,000     Toyota Motor Credit Corp. (L).....................  5.37%   09/24/2007      7,000
  5,337     Triple A-1 Funding................................  5.26%   02/08/2007      5,332
  3,300     Triple A-1 Funding................................  5.27%   02/12/2007      3,295
  3,250     UBS Finance LLC...................................  5.26%   02/20/2007      3,241
  3,042     UBS Finance LLC...................................  5.28%   04/05/2007      3,014
  3,250     UBS Finance LLC...................................  5.30%   04/25/2007      3,211
  3,320     Washington Mutual Bank (L)........................  5.34%   08/27/2007      3,320
  3,215     Washington Mutual Bank (L)........................  5.41%   02/28/2007      3,215
  3,000     Wells Fargo & Co. (L).............................  5.43%   03/23/2007      3,001
  1,400     Westpac Banking Corp. (I).........................  5.26%   02/06/2007      1,399
  3,400     Westpac Banking Corp. (I)(L)......................  5.29%   01/16/2008      3,400
  2,500     Yorktown Capital..................................  5.29%   02/15/2007      2,495
  3,100     Yorktown Capital..................................  5.29%   03/08/2007      3,084
  3,000     Yorktown Capital..................................  5.31%   02/21/2007      2,991
                                                                                     --------
                                                                                     $240,537
                                                                                     --------
            Total investments in securities
              (cost $253,281) (C).............................                       $253,281
                                                                                     --------
            Other assets & liabilities........................                          1,179
                                                                                     --------
            Total net assets..................................                       $254,460
                                                                                     ========

 THE HARTFORD MONEY MARKET FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.54% of total net assets at January 31, 2007.

  (C)Also represents cost for federal tax purposes.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007 was $25,226, which represents 9.91% of total net assets.

  (L)Variable rate securities; the yield reported is the rate in effect at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD RETIREMENT INCOME FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 95.3%
         EQUITY FUNDS -- 28.8%
   2     Hartford Capital Appreciation Fund, Class Y.......    $   86
   1     Hartford Global Leaders Fund, Class Y.............        25
   1     Hartford Growth Opportunities Fund, Class Y.......        32
   2     Hartford International Opportunities Fund, Class
           Y...............................................        28
   2     Hartford International Small Company Fund, Class
           Y...............................................        28
   2     Hartford Select MidCap Value Fund, Class Y........        25
   1     Hartford Small Company Fund, Class Y..............        25
  11     Hartford Value Fund, Class Y......................       139
                                                               ------
         Total equity funds
           (cost $379).....................................    $  388
                                                               ------
         FIXED INCOME FUNDS -- 66.5%
  10     Hartford Floating Rate Fund, Class Y..............        99
  14     Hartford Income Fund, Class Y.....................       144
  16     Hartford Inflation Plus Fund, Class Y.............       161
  33     Hartford Short Duration Fund, Class Y.............       323
  16     Hartford Total Return Bond Fund, Class Y..........       167
                                                               ------
         Total fixed income funds
           (cost $894).....................................    $  894
                                                               ------
         Total investments in affiliated
           investment companies
           (cost $1,273) (C)...............................    $1,282
         Other assets & liabilities........................        63
                                                               ------
         Total net assets..................................    $1,345
                                                               ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $1,274 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $ 9
      Unrealized depreciation.............................   (1)
                                                            ---
      Net unrealized appreciation.........................  $ 8
                                                            ===

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 48.7%
            FINANCE -- 48.7%
$    360    ACE Securities Corp.,
              3.28%, 08/15/2030 (I)...........................  $    358
     395    American Express Credit Account Master Trust,
              5.82%, 12/14/2007 (I)(L)........................       395
     596    AmeriCredit Automobile Receivables Trust,
              2.87%, 07/13/2007...............................       588
     725    AmeriCredit Automobile Receivables Trust,
              4.22%, 08/15/2007...............................       720
     600    AmeriCredit Automobile Receivables Trust,
              5.04%, 08/28/2008...............................       595
   1,400    AmeriCredit Automobile Receivables Trust,
              5.07%, 02/24/2008...............................     1,391
   1,000    Auburn Funding, LLC,
              6.87%, 01/25/2012 (I)(L)........................     1,000
  29,689    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12/10/2042 (P)...........................       560
   1,500    Banc of America Securities Auto Trust,
              4.49%, 05/11/2008...............................     1,476
   2,000    Bank One Issuance Trust,
              3.59%, 09/09/2007...............................     1,978
     347    Bank One Issuance Trust,
              4.54%, 01/08/2008...............................       344
     708    Bayview Commercial Asset Trust,
              6.32%, 01/25/2035 (I)(L)........................       716
  14,082    Bayview Commercial Asset Trust,
              7.175%, 01/25/2037 (P)..........................     1,500
   1,693    Bayview Financial Acquisition Trust,
              4.91%, 02/25/2033 (I)...........................     1,660
   2,000    Bayview Financial Acquisition Trust,
              5.64%, 11/28/2036...............................     2,000
     851    Bear Stearns Asset Backed Securities, Inc.,
              5.16%, 09/25/2033...............................       842
  23,032    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11/11/2041 (P)...........................       638
  61,801    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.65%, 02/11/2041 (P)...........................       678
 108,440    Bear Stearns Commercial Mortgage Securities, Inc.,
              6.25%, 12/11/2040 (I)(P)........................       498
   1,000    BMW Vehicle Owner Trust,
              3.52%, 08/18/2007...............................       989
     849    Capital Auto Receivables Asset Trust,
              4.73%, 06/09/2008...............................       833
     800    Capital Auto Receivables Asset Trust,
              5.55%, 06/09/2009...............................       801
     200    Capital Auto Receivables Asset Trust,
              5.77%, 08/10/2009 (I)...........................       200
     225    Capital Auto Receivables Asset Trust,
              6.15%, 09/08/2009 (I)...........................       225
     400    Capital One Master Trust,
              7.90%, 08/07/2007 (I)...........................       405
   1,000    Capital One Multi-Asset Execution Trust,
              4.50%, 08/06/2008...............................       987

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
$  2,000    Capital One Prime Auto Receivables Trust,
              3.11%, 08/07/2007...............................  $  1,967
  10,489    CBA Commercial Small Balance Commercial Mortgage,
              7.00%, 07/25/2035 (I)(P)........................       515
   7,870    CBA Commercial Small Balance Commercial Mortgage,
              7.00%, 06/25/2038 (I)(P)........................       517
  12,159    CBA Commercial Small Balance Commercial Mortgage,
              9.75%, 01/25/2039 (I)(P)........................     1,252
     367    Chase Manhattan Auto Owner Trust,
              2.78%, 07/06/2007...............................       363
     911    Chase Manhattan Auto Owner Trust,
              2.94%, 07/20/2007...............................       899
   2,000    Citibank Credit Card Issuance Trust,
              4.45%, 04/01/2008...............................     1,974
   2,000    Citibank Credit Card Issuance Trust,
              4.85%, 02/01/2009...............................     1,984
   2,000    Citibank Credit Card Issuance Trust,
              5.57%, 01/09/2012 (L)...........................     2,000
     500    Citibank Credit Card Issuance Trust,
              6.36%, 02/09/2009 (L)...........................       500
   4,000    Citibank Credit Card Issuance Trust,
              6.88%, 11/07/2007...............................     4,046
  18,124    Citigroup Commercial Mortgage Trust,
              4.10%, 10/15/2041 (I)(P)........................       624
     389    CNH Equipment Trust,
              2.57%, 02/28/2007...............................       386
     119    CNH Equipment Trust,
              3.13%, 03/04/2007...............................       118
     300    CNH Equipment Trust,
              3.35%, 11/07/2007...............................       295
     750    CNH Equipment Trust,
              4.93%, 09/08/2009...............................       742
   3,447    Commercial Mortgage Pass-Through Certificate,
              3.59%, 03/10/2039 (I)(P)........................        91
   1,500    Commercial Mortgage Pass-Through Certificate,
              5.77%, 12/15/2020 (I)(L)........................     1,500
   1,500    Countrywide Asset-Backed Certificates,
              5.57%, 11/25/2035...............................     1,495
  21,397    CS First Boston Mortgage Securities Corp.,
              4.15%, 11/15/2037 (I)(P)........................       618
  13,458    CS First Boston Mortgage Securities Corp.,
              4.17%, 07/15/2036 (I)(P)........................       280
     800    DaimlerChrysler Auto Trust,
              5.14%, 04/30/2009...............................       796
      73    DLJ Mortgage Acceptance Corp.,
              6.82%, 10/15/2030 (I)...........................        73
     300    Equity One ABS, Inc.,
              7.82%, 07/25/2034 (L)...........................       302
   1,625    Ford Credit Auto Owner Trust,
              4.19%, 11/07/2007...............................     1,610
     750    Ford Credit Auto Owner Trust,
              5.29%, 09/16/2009...............................       747
     750    Ford Credit Auto Owner Trust,
              5.48%, 10/08/2009...............................       748

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    500    Ford Credit Auto Owner Trust,
              5.68%, 07/08/2010...............................  $    500
   9,085    GE Capital Commercial Mortgage Corp.,
              3.76%, 03/10/2040 (I)(P)........................       173
     197    GE Commercial Equipment Financing LLC,
              3.65%, 10/15/2008 (I)...........................       192
     523    GMAC Commercial Mortgage Securities, Inc.,
              3.12%, 03/10/2038...............................       510
   1,437    GMAC Mortgage Corp. Loan Trust,
              4.09%, 04/25/2033...............................     1,418
     465    Goldman Sachs Auto Loan Trust,
              4.98%, 12/21/2007...............................       462
  20,949    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 08/10/2038 (I)(P)........................       213
     500    Granite Mortgages plc,
              6.81%, 01/20/2043 (L)...........................       507
   1,500    Great America Leasing Receivables,
              5.43%, 11/07/2007...............................     1,499
      15    Green Tree Financial Corp.,
              7.30%, 01/15/2026...............................        16
   1,175    Hasco NIM Trust,
              6.17%, 08/26/2036 (I)...........................     1,170
     173    Hasco NIM Trust,
              6.25%, 12/26/2035 (I)...........................       173
   1,000    Hertz Vehicle Financing LLC,
              4.93%, 12/01/2008 (I)...........................       992
     334    Home Equity Asset Trust,
              4.75%, 06/27/2035 (I)...........................       325
     750    Hyundai Auto Receivables Trust,
              4.10%, 11/18/2007...............................       740
   1,500    Hyundai Auto Receivables Trust,
              4.45%, 09/08/2008...............................     1,467
     101    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              2.92%, 01/12/2038...............................       100
   5,784    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              3.68%, 01/15/2038 (I)(P)........................       166
  32,651    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 01/15/2042 (P)...........................       511
  14,595    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.65%, 10/15/2037 (I)(P)........................       285
  39,323    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 08/12/2037 (P)...........................       156
   1,497    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              6.07%, 02/15/2020 (I)(L)........................     1,498
  18,283    LaSalle Commercial Mortgage Securities,
              6.20%, 09/20/2043 (I)(P)........................     1,062
      19    LB-UBS Commercial Mortgage Trust,
              3.17%, 12/15/2026...............................        19
   1,239    LB-UBS Commercial Mortgage Trust,
              3.63%, 10/15/2029...............................     1,208

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
$  2,358    LB-UBS Commercial Mortgage Trust,
              4.25%, 12/15/2036 (I)(P)........................  $     65
   1,860    Lehman Brothers,
              6.77%, 09/27/2036 (I)...........................     1,859
     263    Long Beach Asset Holdings Corp.,
              5.78%, 04/25/2046 (I)...........................       263
     750    Marlin Leasing Receivables LLC,
              4.63%, 11/07/2007 (I)...........................       745
     426    Marlin Leasing Receivables LLC,
              5.09%, 07/28/2007 (I)...........................       421
   1,600    Marlin Leasing Receivables LLC,
              5.33%, 09/19/2009 (I)...........................     1,594
     600    Marlin Leasing Receivables LLC,
              5.63%, 01/21/2009 (I)...........................       598
     600    Memory Lane Advance Receivables Backed Notes,
              5.03%, 02/05/2009 (I)...........................       593
     781    Merrill Lynch Mortgage Trust,
              3.46%, 08/12/2039...............................       764
  19,113    Merrill Lynch Mortgage Trust,
              3.81%, 08/12/2039 (I)(P)........................       547
  19,463    Merrill Lynch Mortgage Trust,
              3.96%, 09/12/2041 (I)(P)........................       594
  29,087    Merrill Lynch Mortgage Trust,
              4.67%, 09/12/2042 (P)...........................       328
     132    Morgan Stanley Capital I,
              2.80%, 12/15/2041...............................       130
     303    Morgan Stanley Capital I,
              3.96%, 06/15/2040...............................       296
   1,216    Morgan Stanley Capital I,
              4.03%, 06/15/2038...............................     1,189
     241    Morgan Stanley Dean Witter Capital I,
              5.38%, 01/15/2039...............................       240
     356    Navistar Financial Corp. Owner Trust,
              3.08%, 05/01/2007...............................       353
   1,500    Ocwen Advance Receivables Backed Notes,
              5.34%, 11/24/2015 (I)...........................     1,496
     540    Providian Gateway Master Trust,
              3.35%, 09/09/2007 (I)...........................       533
     750    Providian Gateway Master Trust,
              3.95%, 09/09/2007 (I)...........................       743
   1,000    Providian Gateway Master Trust,
              4.05%, 11/07/2007 (I)...........................       988
   1,500    Structured Asset Investment Loan Trust,
              7.07%, 11/25/2033 (L)...........................     1,507
     500    Superior Wholesale Inventory Financing Trust,
              5.80%, 06/09/2008 (L)...........................       501
   1,000    USAA Auto Owner Trust,
              5.66%, 03/10/2010...............................     1,006
   1,700    Wachovia Auto Loan Owner Trust,
              5.42%, 03/13/2010 (I)...........................     1,693
   1,000    Wachovia Auto Loan Owner Trust,
              5.54%, 04/12/2010 (I)...........................     1,000
     305    Wachovia Bank Commercial Mortgage Trust,
              3.48%, 08/15/2041...............................       298
   6,151    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 02/15/2041 (I)(P)........................       169
   1,500    Washington Mutual Master Note Trust,
              5.70%, 10/08/2009 (I)(L)........................     1,500

 THE HARTFORD SHORT DURATION FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$ 17,862    Washington Mutual, Inc,
              7.00%, 11/23/2043 (I)(P)........................  $    971
   2,269    Wells Fargo Home Equity Trust,
              5.62%, 04/25/2034 (L)...........................     2,269
     123    WFS Financial Owner Trust,
              2.73%, 07/09/2007...............................       121
     950    WFS Financial Owner Trust,
              3.25%, 06/25/2007...............................       942
   1,000    WFS Financial Owner Trust,
              4.76%, 12/09/2008...............................       984
      11    Whole Auto Loan Trust,
              2.24%, 03/15/2010...............................        11
     183    Whole Auto Loan Trust,
              3.13%, 06/28/2007...............................       181
     365    Whole Auto Loan Trust,
              3.37%, 05/08/2007...............................       363
   1,000    World Financial Network Credit Card Master,
              5.54%, 05/15/2012 (L)...........................     1,021
     189    World Omni Auto Receivables Trust,
              3.62%, 10/12/2007...............................       186
                                                                --------
                                                                  93,243
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $93,837)..................................  $ 93,243
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 32.2%
            BASIC MATERIALS -- 2.0%
     100    Pactiv Corp.,
              8.00%, 04/15/2007...............................  $    100
     380    Placer Dome, Inc.,
              7.13%, 06/15/2007...............................       382
     370    Potash Corp. of Saskatchewan, Inc.,
              7.13%, 06/15/2007...............................       372
     500    Valspar Corp.,
              6.00%, 05/01/2007...............................       500
   2,500    Xstrata Finance Dubain Ltd.,
              5.72%, 11/13/2009 (I)(L)........................     2,501
                                                                --------
                                                                   3,855
                                                                --------
            CAPITAL GOODS -- 0.2%
     300    Textron, Inc.,
              6.63%, 11/15/2007...............................       303
                                                                --------
            CONSUMER CYCLICAL -- 2.3%
     500    Centex Corp.,
              4.75%, 01/15/2008...............................       497
     500    Centex Corp.,
              5.62%, 08/01/2007 (L)...........................       500
     700    Darden Restaurants, Inc.,
              5.75%, 03/15/2007...............................       700
   2,000    Home Depot, Inc.,
              5.42%, 12/16/2009 (L)...........................     2,002
     750    Kroger Co.,
              7.65%, 04/15/2007...............................       753
                                                                --------
                                                                   4,452
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CONSUMER STAPLES -- 1.2%
$    860    Diageo Capital plc,
              3.38%, 03/20/2008...............................  $    841
   1,500    General Mills, Inc.,
              5.13%, 02/15/2007...............................     1,500
                                                                --------
                                                                   2,341
                                                                --------
            ENERGY -- 2.3%
   1,000    Anadarko Petroleum Corp.,
              5.76%, 09/15/2009 (L)...........................     1,003
     350    Louis Dreyfus Natural Gas Corp.,
              6.88%, 12/01/2007...............................       353
   1,000    Sempra Energy,
              4.62%, 05/17/2007...............................       997
   2,000    Transocean, Inc.,
              5.57%, 09/05/2008 (L)...........................     2,002
                                                                --------
                                                                   4,355
                                                                --------
            FINANCE -- 14.9%
   1,000    American General Finance Corp.,
              2.75%, 06/15/2008...............................       966
     400    Avalon Properties, Inc.,
              6.88%, 12/15/2007...............................       403
     600    Banca Commerciale Italiana,
              8.25%, 07/15/2007...............................       607
     150    Banesto Finance Ltd.,
              7.50%, 03/25/2007...............................       150
   1,500    BankBoston NA,
              7.00%, 09/15/2007...............................     1,510
   2,000    Bear Stearns & Co., Inc.,
              4.00%, 01/31/2008...............................     1,972
   1,000    Capital One Financial Corp.,
              5.63%, 09/10/2009 (L)...........................     1,005
     500    Capital One Financial Corp.,
              8.75%, 02/01/2007...............................       500
   1,584    Citicorp,
              6.38%, 11/15/2008...............................     1,610
     220    Credit Suisse First Boston NY,
              6.50%, 05/01/2008 (I)...........................       222
   2,000    Duke Realty L.P.,
              3.50%, 11/01/2007...............................     1,969
     500    ERAC USA Finance Co.,
              5.61%, 04/30/2009 (I)(L)........................       501
   1,000    ERAC USA Finance Co.,
              7.35%, 06/15/2008 (I)...........................     1,021
     200    Evans Withycombe Residential, Inc.,
              7.63%, 04/15/2007...............................       201
   1,880    General Electric Capital Corp.,
              4.00%, 02/17/2009...............................     1,834
     450    HSBC Finance Corp.,
              7.65%, 05/15/2007...............................       453
   1,500    John Deere Capital Corp.,
              4.50%, 08/22/2007...............................     1,492
   1,145    JP Morgan Chase & Co.,
              6.00%, 02/15/2009...............................     1,158
     450    JP Morgan Chase & Co.,
              7.25%, 06/01/2007...............................       452
     250    Key Bank NA,
              5.00%, 07/17/2007...............................       249

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  2,000    Lehman Brothers Holdings, Inc.,
              4.00%, 01/22/2008...............................  $  1,972
     120    Lincoln National Corp.,
              5.25%, 06/15/2007...............................       120
     148    MBNA America Bank NA,
              6.75%, 03/15/2008...............................       150
     150    Merrill Lynch & Co., Inc.,
              8.00%, 06/01/2007...............................       151
   1,000    North Street Referenced Linked Notes,
              6.06%, 07/30/2010 (I)(L)........................       953
     500    North Street Referenced Linked Notes,
              6.41%, 07/30/2010 (I)(L)........................       430
   1,000    Prudential Funding LLC,
              6.60%, 05/15/2008 (I)...........................     1,010
   1,000    Residential Capital,
              5.85%, 06/09/2008 (L)...........................       998
     650    Simon Property Group L.P.,
              6.38%, 11/15/2007...............................       654
     350    Simon Property Group L.P.,
              7.13%, 09/20/2007...............................       354
   1,000    Sovereign Bank,
              4.00%, 02/01/2008...............................       985
   1,000    St. Paul Travelers Cos., Inc.,
              5.75%, 03/15/2007...............................     1,001
     400    Travelers Property Casualty,
              3.75%, 03/15/2008...............................       390
   1,000    Zion Bancorp,
              5.48%, 09/15/2008 (L)...........................     1,001
                                                                --------
                                                                  28,444
                                                                --------
            HEALTH CARE -- 1.0%
   2,000    Cardinal Health, Inc,
              5.63%, 10/02/2009 (I)(L)........................     2,001
                                                                --------
            SERVICES -- 3.6%
     550    Belo Corp.,
              7.13%, 06/01/2007...............................       552
     700    Comcast Corp.,
              5.66%, 07/14/2009 (L)...........................       702
   1,000    FedEx Corp.,
              2.65%, 04/01/2007...............................       995
     450    Harrah's Operating Co., Inc.,
              7.13%, 06/01/2007...............................       452
     850    Hyatt Equities LLC,
              6.88%, 06/15/2007 (I)...........................       853
   1,000    Marriott International, Inc.,
              7.00%, 01/15/2008...............................     1,010
     300    News America, Inc.,
              6.63%, 01/09/2008...............................       303

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
$  1,000    Time Warner, Inc.,
              5.60%, 11/13/2009 (L)...........................  $  1,001
   1,000    Walt Disney Co.,
              5.45%, 09/10/2009 (L)...........................     1,001
                                                                --------
                                                                   6,869
                                                                --------
            TECHNOLOGY -- 2.2%
     500    Cingular Wireless Services, Inc.,
              7.50%, 05/01/2007...............................       502
   1,000    Deutsche Telekom International Finance B.V.,
              5.55%, 03/23/2009 (L)...........................     1,002
   1,000    Lenfest Communications, Inc.,
              7.63%, 02/15/2008...............................     1,021
   1,000    Oracle Corp.,
              5.59%, 01/13/2009 (L)...........................     1,002
     707    Raytheon Co.,
              6.75%, 08/15/2007...............................       711
                                                                --------
                                                                   4,238
                                                                --------
            TRANSPORTATION -- 1.6%
   2,000    Burlington Northern Sante Fe Corp.,
              7.88%, 04/15/2007...............................     2,009
     800    Norfolk Southern Corp.,
              7.35%, 05/15/2007...............................       804
     350    TTX Co.,
              3.88%, 03/01/2008 (I)...........................       342
                                                                --------
                                                                   3,155
                                                                --------
            UTILITIES -- 0.9%
     900    Dominion Resources, Inc.,
              5.66%, 09/28/2007 (L)...........................       900
     250    Northeast Utilities,
              3.30%, 06/01/2008...............................       243
     250    Puget Sound Energy, Inc.,
              3.36%, 06/01/2008...............................       243
     270    Texas Eastern Transmission L.P.,
              5.25%, 07/15/2007...............................       269
                                                                --------
                                                                   1,655
                                                                --------
            Total corporate bonds:
              investment grade (cost $61,792).................  $ 61,668
                                                                --------
U.S. GOVERNMENT SECURITIES -- 6.0%
            U.S. TREASURY SECURITIES -- 6.0%
  11,440    4.875% 2008.......................................  $ 11,422
                                                                --------
            Total U.S. government securities
              (cost $11,455)..................................  $ 11,422
                                                                --------

 THE HARTFORD SHORT DURATION FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 U.S. GOVERNMENT AGENCIES -- 7.5%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.9%
$  7,500    6.00% 2032........................................  $  7,588
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.5%
   4,770    5.50% 2014........................................     4,758
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.1%
   2,000    6.50% 2031........................................     2,059
                                                                --------
            Total U.S. government agencies
              (cost $14,420)..................................  $ 14,405
                                                                --------
            Total long-term investments
              (cost $181,504).................................  $180,738
                                                                --------
SHORT-TERM INVESTMENTS -- 5.0%
            ENERGY -- 0.9%
   1,700    Weatherford International Ltd.,
              5.33%, 02/02/2007...............................     1,699
                                                                --------
            FINANCE -- 2.0%
     500    Bank of New York,
              5.05%, 03/03/2009...............................       496
   3,350    Wellpoint, Inc.,
              5.34%, 02/05/2007...............................     3,348
                                                                --------
                                                                   3,844
                                                                --------
            TECHNOLOGY -- 2.1%
   3,971    Whirlpool Corp.,
              5.32%, 02/01/2007...............................     3,970
                                                                --------
            Total short-term investments
              (cost $9,514)...................................  $  9,513
                                                                --------
            Total investments in securities
              (cost $191,018) (C).............................  $190,251
            Other assets & liabilities........................     1,058
                                                                --------
            Total net assets..................................  $191,309
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.93% of total net assets at January 31, 2007.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $191,018 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $   295
      Unrealized depreciation.........................   (1,062)
                                                        -------
      Net unrealized depreciation.....................  $  (767)
                                                        -------

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $43,382, which represents 22.68% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.9%
            BASIC MATERIALS -- 6.2%
      2     Airgas, Inc. .....................................   $    84
      2     Cabot Corp. ......................................       110
      1     Carpenter Technology Corp. .......................       119
      4     Celanese Corp. ...................................        97
      1     Fortune Brands, Inc. .............................        89
      2     International Flavors & Fragrances, Inc. .........       116
      5     Owens-Illinois, Inc. (D)..........................       107
      2     PPG Industries, Inc. .............................       159
      2     Rohm & Haas Co. ..................................       118
      1     Sealed Air Corp. .................................        94
      2     Southern Copper Corp. (G).........................       113
     11     Timken Co. .......................................       325
      2     USG Corp. (D)(G)..................................       128
                                                                 -------
                                                                   1,659
                                                                 -------
            CAPITAL GOODS -- 4.6%
      1     Cummins, Inc. ....................................       148
      2     Gardner Denver Machinery, Inc. (D)(G).............        79
      3     Graco, Inc. ......................................       130
      4     International Game Technology.....................       158
      2     Lam Research Corp. (D)(G).........................        98
      3     Manitowoc Company, Inc. ..........................       175
      1     National Oilwell Varco, Inc. (D)(G)...............        85
      2     Novellus Systems, Inc. (D)(G).....................        65
     12     Teradyne, Inc. (D)(G).............................       179
      2     Terex Corp. (D)...................................       117
                                                                 -------
                                                                   1,234
                                                                 -------
            CONSUMER CYCLICAL -- 16.0%
      8     American Eagle Outfitters, Inc. ..................       247
      4     AnnTaylor Stores Corp. (D)(G).....................       135
      1     AutoZone, Inc. (D)................................       161
      5     CarMax, Inc. (D)(G)...............................       270
      3     Circuit City Stores, Inc. ........................        67
      4     Coach, Inc. (D)(G)................................       181
      3     Dick's Sporting Goods, Inc. (D)(G)................       166
      5     Dollar Tree Stores, Inc. (D)(G)...................       146
      7     Family Dollar Stores, Inc. .......................       212
      6     GameStop Corp. Class A (G)........................       327
      3     J. C. Penney Co., Inc. ...........................       232
      2     Lennar Corp. .....................................        92
      2     MDC Holdings, Inc. ...............................        87
      7     Nalco Holding Co. (D)(G)..........................       152
      6     Newell Rubbermaid, Inc. ..........................       170
      7     Nordstrom, Inc. ..................................       387
      2     Nutri/System, Inc. (D)(G).........................       102
      3     Office Depot, Inc. (D)(G).........................       103
      2     PACCAR, Inc. .....................................       116
      1     Polo Ralph Lauren Corp. ..........................       118
      4     RadioShack Corp. .................................        77
      4     Ross Stores, Inc. ................................       131
      2     Scotts Miracle-Gro Co. Class A....................       129
      2     Sherwin-Williams Co. .............................       163
      6     TJX Cos., Inc. ...................................       172
      2     Yum! Brands, Inc. ................................       112
                                                                 -------
                                                                   4,255
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER STAPLES -- 3.1%
      2     Avon Products, Inc. ..............................   $    83
      4     Campbell Soup Co. ................................       150
      5     H.J. Heinz Co. ...................................       224
      4     McCormick & Co., Inc. ............................       158
      3     UST, Inc. ........................................       196
                                                                 -------
                                                                     811
                                                                 -------
            ENERGY -- 6.8%
      2     ENSCO International, Inc. ........................        98
      5     Frontier Oil Corp. ...............................       136
      9     Global Industries (D).............................       116
      3     Helix Energy Solutions Group, Inc. (D)(G).........       108
      4     Helmerich & Payne, Inc. ..........................        98
      2     Oceaneering International, Inc. (D)(G)............        71
      6     Patterson-UTI Energy, Inc. .......................       152
      7     Pride International, Inc. (D)(G)..................       197
      4     Rowan Companies, Inc. ............................       144
      2     St. Mary Land & Exploration Co. ..................        88
      2     Sunoco, Inc. .....................................       139
      4     Unit Corp. (D)....................................       206
      4     W&T Offshore, Inc. ...............................       117
      5     Williams Cos., Inc. ..............................       135
                                                                 -------
                                                                   1,805
                                                                 -------
            FINANCE -- 16.0%
      1     Affiliated Managers Group, Inc. (D)(G)............        69
     --     Blackrock, Inc. ..................................        77
      5     CB Richard Ellis Group, Inc. Class A (D)(G).......       190
      4     Covanta Holding Corp. (D)(G)......................        99
      2     Developers Diversified Realty Corp. ..............       124
      3     Eaton Vance Corp. ................................       115
      1     Federal Realty Investment Trust...................       123
      7     First Marblehead Corp. ...........................       359
      7     Humana, Inc. (D)(G)...............................       375
      3     Intercontinental Exchange, Inc. (D)(G)............       366
      1     Jones Lang LaSalle, Inc. .........................       134
      1     Macerich Co. .....................................       115
     --     Markel Corp. (D)..................................       122
      1     Mastercard, Inc. .................................       114
      3     Nuveen Investments, Inc. Class A..................       170
      1     NYSE Group, Inc. (D)(G)...........................       114
      4     Philadelphia Consolidated Holding Corp. (D).......       169
      1     Public Storage, Inc. .............................       131
      2     SL Green Realty Corp. ............................       226
      4     T. Rowe Price Group, Inc. ........................       180
      3     Taubman Centers, Inc. ............................       195
      3     United Dominion Realty Trust......................       107
      3     Ventas, Inc. .....................................       134
      3     Weingarten Realty Investments.....................       126
      4     Wellcare Health Plans, Inc. (D)(G)................       321
                                                                 -------
                                                                   4,255
                                                                 -------
            HEALTH CARE -- 8.4%
      4     Abraxis Bioscience, Inc. (D)(G)...................       116
      3     Amerisource Bergen Corp. .........................       149
      5     Barr Pharmaceuticals, Inc. (D)....................       247
      2     Covance, Inc. (D)(G)..............................        97
      5     Coventry Health Care, Inc. (D)(G).................       240
     12     Endo Pharmaceuticals Holdings, Inc. (D)(G)........       355

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      4     Forest Laboratories, Inc. (D)(G)..................   $   227
     12     ImClone Systems, Inc. (D)(G)......................       356
      2     Laboratory Corp. of America Holdings (D)(G).......       120
      4     LifePoint Hospitals, Inc. (D)(G)..................       119
      6     Mylan Laboratories, Inc. .........................       122
      1     Techne Corp. (D)(G)...............................        77
                                                                 -------
                                                                   2,225
                                                                 -------
            SERVICES -- 11.5%
      2     Alliance Data Systems Corp. (D)(G)................       119
      4     Autodesk, Inc. (D)(G).............................       186
     23     Avaya, Inc. (D)...................................       294
      2     Cerner Corp. (D)(G)...............................       101
      1     Cognizant Technology Solutions Corp. (D)(G).......        73
      3     Convergys Corp. (D)(G)............................        70
      1     Corporate Executive Board Co. ....................        86
      3     Corrections Corp. of America (D)(G)...............       132
      3     DreamWorks Animation SKG, Inc. (D)(G).............        80
      1     DST Systems, Inc. (D)(G)..........................        94
      2     EchoStar Communications Corp. Class A (D).........        99
      6     Electronic Data Systems Corp. ....................       152
      2     Equifax, Inc. (D).................................        81
      2     Factset Research Systems, Inc. ...................       144
      2     Harsco Corp. .....................................       130
      3     Hilton Hotels Corp. ..............................        89
      1     Lamar Advertising Co. (G).........................        94
      2     Liberty Global, Inc. (D)(G).......................        71
      3     Liberty Media -- Interactive A (D)(G).............        68
      1     Manpower, Inc. ...................................        70
      1     MGM Mirage, Inc. (D)(G)...........................       102
      2     Paychex, Inc. ....................................        87
      3     Pediatrix Medical Group, Inc. (D)(G)..............       152
      4     SEI Investments Co. ..............................       229
      6     URS Corp. (D).....................................       258
                                                                 -------
                                                                   3,061
                                                                 -------
            TECHNOLOGY -- 22.2%
     11     Acxiom Corp. .....................................       239
      3     Akamai Technologies, Inc. (D)(G)..................       141
      9     Altera Corp. (D)..................................       180
      5     American Tower Corp. Class A (D)(G)...............       187
      3     Amphenol Corp. Class A............................       180
      6     Applera Corp. -- Applied Biosystems Group.........       218
      5     AVX Corp. ........................................        72
     14     BEA Systems, Inc. (D).............................       175
      7     BMC Software, Inc. (D)(G).........................       249
      6     CA, Inc. .........................................       137
      2     Crown Castle International Corp. (D)(G)...........        86
      5     Dolby Laboratories, Inc. Class A (D)..............       169
      2     Electronic Arts, Inc. (D)(G)......................        87
      1     Fiserv, Inc. (D)..................................        66
      2     IAC/Interactive Corp. (D).........................        69
      3     Intuit, Inc. (D)(G)...............................        80
      2     Leap Wireless International, Inc. (D)(G)..........       120

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
      4     Lexmark International, Inc. ADR (D)...............   $   279
      6     McAfee, Inc. (D)(G)...............................       162
      7     MEMC Electronic Materials, Inc. (D)...............       361
      2     Mettler-Toledo International, Inc. (D)............       139
      2     Microchip Technology, Inc. .......................        83
      5     Micron Technology, Inc. (D).......................        63
      4     National Semiconductor Corp. .....................        90
      4     NCR Corp. (D).....................................       171
      2     Network Appliance, Inc. (D).......................        73
      4     NVIDIA Corp. (D)(G)...............................       132
     10     QLogic Corp. (D)..................................       188
      2     Rockwell Collins, Inc. ...........................       117
      4     SBA Communications Corp. (D)(G)...................       125
      6     Telephone and Data Systems, Inc. .................       342
      3     Thermo Fisher Scientific, Inc. (D)................       163
      3     Total System Services, Inc. ......................        79
      3     U.S. Cellular Corp. (D)(G)........................       229
      3     VeriSign, Inc. (D)(G).............................        74
      5     Waters Corp. (D)..................................       279
      2     WebMD Health Corp. (D)(G).........................        76
      8     Xilinx, Inc. .....................................       204
                                                                 -------
                                                                   5,884
                                                                 -------
            TRANSPORTATION -- 2.7%
      3     AMR Corp. (D).....................................       124
      5     Continental Airlines, Inc. (D)(G).................       187
      3     CSX Corp. ........................................        94
      3     Harley-Davidson, Inc. ............................       202
      2     US Airways Group, Inc. (D)(G).....................       106
                                                                 -------
                                                                     713
                                                                 -------
            UTILITIES -- 2.4%
      2     Constellation Energy Group, Inc. .................       133
      7     El Paso Corp. ....................................       109
      6     NRG Energy, Inc. (D)(G)...........................       387
                                                                 -------
                                                                     629
                                                                 -------
            Total common stock
              (cost $25,381)..................................   $26,531
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 26.0%
            REPURCHASE AGREEMENTS @ -- 0.4%
 $   31     BNP Paribas Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................   $    31
     30     RBS Greenwich Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................        30
     37     UBS Securities, Inc. Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................        37
                                                                 -------
                                                                      98
                                                                 -------

--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                          VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.6%
  6,797     Navigator Prime Portfolio.........................   $ 6,797
                                                                 -------
            Total short-term investments
              (cost $6,895)...................................   $ 6,895
                                                                 -------
            Total investments in securities
              (cost $32,276) (C)..............................   $33,426
            Other assets and liabilities......................    (6,868)
                                                                 -------
            Total net assets..................................   $26,558
                                                                 =======

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $32,463 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,459
      Unrealized depreciation..........................    (496)
                                                         ------
      Net unrealized appreciation......................  $  963
                                                         ======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                       SECURITY    COUPON    EXPIRATION
                                         TYPE       RATE        DATE
                                       --------    ------    ----------
      BNP Paribas Joint Repurchase
       Agreement                         U.S.
                                       Treasury
                                        Bonds      6.00%        2026
                                         U.S.
                                       Treasury
                                        Notes      7.50%        2016
      RBS Greenwich Joint Repurchase
       Agreement                         U.S.
                                       Treasury
                                        Notes      4.875%       2009
      UBS Securities, Inc. Joint
       Repurchase Agreement              U.S.
                                       Treasury
                                        Bonds      6.25%        2023

 THE HARTFORD SELECT MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.2%
            BASIC MATERIALS -- 5.8%
       6    Ashland, Inc. ....................................   $   428
       2    Carpenter Technology Corp. .......................       240
       4    Crane Co. ........................................       157
       7    Eastman Kodak Co. ................................       178
       7    Jarden Corp. (D)(G)...............................       264
       5    Louisiana-Pacific Corp. ..........................       124
       7    Lyondell Chemical Co. ............................       221
       7    OfficeMax, Inc. ..................................       326
       3    Snap-On, Inc. ....................................       130
       9    Steel Dynamics, Inc. .............................       353
       5    Timken Co. .......................................       152
       3    United States Steel Corp. ........................       221
       7    Westlake Chemical Corp. ..........................       216
                                                                 -------
                                                                   3,010
                                                                 -------
            CAPITAL GOODS -- 4.9%
       5    AGCO Corp. (D)(G).................................       160
       4    Cummins, Inc. ....................................       541
       5    Eaton Corp. ......................................       352
      11    Hasbro, Inc. .....................................       298
       4    National Oilwell Varco, Inc. (D)(G)...............       264
       4    Parker-Hannifin Corp. ............................       290
       8    Steelcase, Inc. ..................................       155
      11    Teradyne, Inc. (D)(G).............................       167
       6    Terex Corp. (D)...................................       327
                                                                 -------
                                                                   2,554
                                                                 -------
            CONSUMER CYCLICAL -- 8.0%
       2    Autoliv, Inc. ....................................       145
       9    Avnet, Inc. (D)(G)................................       267
       6    Brunswick Corp. ..................................       198
       4    Dillard's, Inc. ..................................       137
      37    Ford Motor Co. (G)................................       301
      16    Ingram Micro, Inc. (D)............................       308
       7    KB Home...........................................       385
      12    Lennar Corp. .....................................       663
      10    Mattel, Inc. .....................................       246
       3    MDC Holdings, Inc. ...............................       195
       2    Mohawk Industries, Inc. (D)(G)....................       144
       4    PACCAR, Inc. .....................................       234
       5    Ryland Group, Inc. ...............................       287
      10    Saks, Inc. .......................................       189
       3    Sherwin-Williams Co. .............................       173
       2    W.W. Grainger, Inc. ..............................       190
       5    Wendy's International, Inc. ......................       156
                                                                 -------
                                                                   4,218
                                                                 -------
            CONSUMER STAPLES -- 6.1%
       2    Clorox Co. .......................................       154
       6    Coca-Cola Enterprises, Inc. ......................       123
      12    ConAgra Foods, Inc. ..............................       314
      23    Del Monte Foods Co. ..............................       266
       4    H.J. Heinz Co. ...................................       179
      10    J. M. Smucker Co. ................................       473
      12    Loews Corp. -- Carolina Group.....................       812
       3    McCormick & Co., Inc. ............................       125

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER STAPLES -- (CONTINUED)
       6    Molson Coors Brewing Co. .........................   $   521
       4    UST, Inc. ........................................       215
                                                                 -------
                                                                   3,182
                                                                 -------
            ENERGY -- 8.3%
       6    Atmos Energy Corp. ...............................       194
       3    Cabot Oil & Gas Corp. ............................       208
       8    Cimarex Energy Co. ...............................       292
       3    Energen Corp. ....................................       120
       6    Frontier Oil Corp. ...............................       162
       4    Noble Energy, Inc. ...............................       238
       8    ONEOK, Inc. ......................................       335
       7    Pioneer Natural Resources Co. ....................       299
       7    Pogo Producing Co. ...............................       344
       9    Pride International, Inc. (D)(G)..................       262
       8    Seacor Holdings, Inc. (D)(G)......................       801
       5    Sempra Energy.....................................       293
       4    Sunoco, Inc. .....................................       230
       7    Tesoro Corp. .....................................       564
                                                                 -------
                                                                   4,342
                                                                 -------
            FINANCE -- 38.8%
       5    AMBAC Financial Group, Inc. ......................       423
       7    American Financial Group, Inc. ...................       232
      43    AmeriCredit Corp. (D)(G)..........................     1,172
       4    Ameriprise Financial, Inc. .......................       259
       4    AON Corp. ........................................       140
       6    Apartment Investment & Management Co. ............       344
       3    Archstone-Smith Trust.............................       174
       3    Assurant, Inc. ...................................       178
       2    Avalonbay Communities, Inc. ......................       282
       9    Bank of Hawaii Corp. .............................       482
      11    Berkley (W.R.) Corp. .............................       354
       4    Boston Properties, Inc. ..........................       504
       3    Camden Property Trust.............................       212
       2    CIGNA Corp. ......................................       207
       7    CIT Group, Inc. ..................................       392
       5    City National Corp. ..............................       331
      14    CNA Financial Corp. (D)(G)........................       585
      17    Comerica, Inc. ...................................     1,032
      13    Conseco, Inc. (D)(G)..............................       248
       7    Equity Residential Properties Trust...............       377
       8    Fidelity National Financial, Inc. ................       200
       6    First American Financial Corp. ...................       250
       9    HCC Insurance Holdings, Inc. .....................       290
      10    Health Care Property..............................       404
       3    Health Net, Inc. (D)(G)...........................       132
      15    Host Hotels & Resorts, Inc. ......................       392
      16    Huntington Bancshares, Inc. ......................       382
       5    iStar Financial, Inc. ............................       236
      24    Keycorp...........................................       914
       3    Liberty Property Trust............................       176
       7    Marshall & Ilsley Corp. ..........................       334
       8    MBIA, Inc. .......................................       539
      10    MGIC Investment Corp. ............................       633
       7    Nationwide Financial Services, Inc. ..............       396
      22    Nelnet, Inc. (G)..................................       620
       8    New Century Financial Corp. ......................       245
       8    Old Republic International Corp. .................       181

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
      15    PMI Group, Inc. ..................................   $   713
      11    Protective Life Corp. ............................       553
       1    Public Storage, Inc. .............................       137
      12    Radian Group, Inc. ...............................       717
       4    Raymond James Financial, Inc. ....................       131
       3    Reinsurance Group of America, Inc. ...............       145
       4    SAFECO Corp. .....................................       275
      11    Synovus Financial Corp. ..........................       354
       9    Taubman Centers, Inc. ............................       516
      18    TCF Financial Corp. ..............................       444
       7    Transatlantic Holding, Inc. ......................       440
       4    UnionBanCal Corp. ................................       233
      13    Ventas, Inc. .....................................       611
       1    Vornado Realty Trust..............................       127
       5    Weingarten Realty Investments.....................       232
       6    Whitney Holding Corp. ............................       186
       4    Zions Ban Corp. ..................................       326
                                                                 -------
                                                                  20,392
                                                                 -------
            HEALTH CARE -- 2.9%
       8    Amerisource Bergen Corp. .........................       409
      10    Bausch & Lomb, Inc. ..............................       574
       8    King Pharmaceuticals, Inc. (D)(G).................       136
       4    Omnicare, Inc. ...................................       177
       9    Watson Pharmaceuticals, Inc. (D)(G)...............       244
                                                                 -------
                                                                   1,540
                                                                 -------
            SERVICES -- 5.9%
      12    Allied Waste Industries, Inc. (D)(G)..............       155
      18    Avaya, Inc. (D)...................................       225
       5    Cablevision Systems Corp. ........................       164
       3    Computer Sciences Corp. (D).......................       170
       5    Convergys Corp. (D)(G)............................       141
       6    Corrections Corp. of America (D)(G)...............       278
       9    Electronic Data Systems Corp. ....................       224
       5    IMS Health, Inc. .................................       136
       6    Liberty Global, Inc. (D)(G).......................       174
       6    Liberty Media -- Interactive A (D)(G).............       134
       2    Liberty Media Holding -- Cap Ser A (D)............       255
       3    R.H. Donnelley Corp. .............................       220
      17    Service Corp. International.......................       181
       5    Synopsys, Inc. (D)(G).............................       136
      37    Unisys Corp. (D)(G)...............................       317
       5    URS Corp. (D).....................................       206
                                                                 -------
                                                                   3,116
                                                                 -------
            TECHNOLOGY -- 7.5%
       9    ADC Telecommunications, Inc. (D)(G)...............       140
       3    Affiliated Computer Services, Inc. (D)(G).........       122
       7    Applera Corp. -- Applied Biosystems Group.........       229
       5    Arrow Electronics, Inc. (D).......................       187
      33    Atmel Corp. (D)(G)................................       198
      19    CA, Inc. .........................................       466
      25    Compuware Corp. (D)(G)............................       220
       3    Dover Corp. ......................................       144
       6    IAC/Interactive Corp. (D)(G)......................       219

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
       2    L-3 Communications Holdings, Inc. ................   $   165
       5    Leap Wireless International, Inc. (D)(G)..........       322
       7    Lexmark International, Inc. ADR (D)...............       435
       4    NCR Corp. (D).....................................       180
       6    PerkinElmer, Inc. ................................       136
       3    Teleflex, Inc. ...................................       200
       7    Telephone and Data Systems, Inc. .................       408
       2    Whirlpool Corp. ..................................       197
                                                                 -------
                                                                   3,968
                                                                 -------
            TRANSPORTATION -- 1.5%
       5    CSX Corp. ........................................       195
       8    Kansas City Southern (D)(G).......................       249
       4    Overseas Shipholding Group, Inc. .................       217
       3    UAL Corp. (D)(G)..................................       134
                                                                 -------
                                                                     795
                                                                 -------
            UTILITIES -- 9.5%
       4    Alliant Energy Corp. .............................       145
       9    American Electric Power Co., Inc. ................       409
      18    CenterPoint Energy, Inc. .........................       304
       9    CMS Energy Corp. (G)..............................       152
       4    Consolidated Edison, Inc. ........................       171
       4    Constellation Energy Group, Inc. .................       261
       5    DTE Energy Co. ...................................       218
      40    Dynegy, Inc. (D)..................................       284
       3    Edison International..............................       153
       5    Entergy Corp. ....................................       446
       5    NiSource, Inc. ...................................       114
      18    Northeast Utilities...............................       500
       8    Nstar Co. ........................................       277
       5    OGE Energy Corp. .................................       194
       4    PG&E Corp. .......................................       177
       5    Pinnacle West Capital Corp. ......................       261
       4    Progress Energy, Inc. ............................       181
       7    Puget Energy, Inc. ...............................       167
      10    Sierra Pacific Resources (D)(G)...................       172
       3    Wisconsin Energy Corp. ...........................       135
      13    Xcel Energy, Inc. ................................       292
                                                                 -------
                                                                   5,013
                                                                 -------
            Total common stock
              (cost $49,668)..................................   $52,130
                                                                 -------

PRINCIPAL
 AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 15.3%
            REPURCHASE AGREEMENTS @ -- 0.2%
   $19      BNP Paribas Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................  $    19
    19      RBS Greenwich Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................       19
    23      UBS Securities, Inc. Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................       23
                                                                -------
                                                                     61
                                                                -------

 THE HARTFORD SELECT MIDCAP VALUE FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
        )                            SHORT-TERM INVESTMENTS -- (CONTINUED
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.1%
7,960...    Navigator Prime Portfolio.........................   $ 7,960
                                                                 -------
            Total short-term investments
              (cost $8,021)...................................   $ 8,021
                                                                 -------
            Total investments in securities
              (cost $57,689) (C)..............................   $60,151
            Other assets & liabilities........................    (7,585)
                                                                 -------
            Total net assets..................................   $52,566
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $57,864 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $2,683
      Unrealized depreciation..........................    (396)
                                                         ------
      Net unrealized appreciation......................  $2,287
                                                         ======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                               COUPON   EXPIRATION
                                            SECURITY TYPE       RATE       DATE
                                            -------------      ------   ----------
       BNP Paribas Joint Repurchase
         Agreement                       U.S. Treasury Bonds   6.00%       2026
                                         U.S. Treasury Notes   7.50%       2016
       RBS Greenwich Joint Repurchase
         Agreement                       U.S. Treasury Notes   4.875%      2009
       UBS Securities, Inc. Joint
         Repurchase Agreement            U.S. Treasury Bonds   6.25%       2023

 THE HARTFORD SELECT SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 COMMON STOCK -- 94.6%
         BASIC MATERIALS -- 5.2%
    1    Airgas, Inc. .....................................    $   25
    2    Alpha Natural Resources, Inc. (D).................        22
    1    Century Aluminum Co. (D)..........................        50
    1    Ceradyne, Inc. (D)................................        76
    6    Coeur d'Alene Mines Corp. (D).....................        27
    1    Dynamic Materials Corp. (D).......................        35
    1    Kaydon Corp. .....................................        34
    1    Ladish Co., Inc. (D)..............................        53
    2    Meridian Gold, Inc. (D)...........................        50
    1    Mobile Mini, Inc. (D).............................        27
    2    RBS Bearings, Inc. (D)............................        49
    2    Williams Scotsman International, Inc. (D).........        34
                                                               ------
                                                                  482
                                                               ------
         CAPITAL GOODS -- 7.5%
    3    Brooks Automation, Inc. (D).......................        35
    1    Bucyrus International, Inc. ......................        30
    2    Daktronics, Inc. .................................        66
    1    Dril-Quip, Inc. (D)...............................        37
    1    Goodman Global, Inc. (D)..........................        21
    2    Graco, Inc. ......................................        61
    2    IDEX Corp. .......................................        78
    2    K & F Industries Holdings, Inc. (D)...............        56
    2    Kadant, Inc. (D)..................................        44
    1    Lufkin Industries, Inc. ..........................        36
    1    Moog, Inc. (D)....................................        31
    1    SauerDanfoss, Inc. ...............................        28
    1    Shuffle Master, Inc. (D)..........................        35
    2    Tessera Technologies, Inc. (D)....................        80
    1    TurboChef Technologies, Inc. (D)..................        19
    1    Universal Compression Holdings, Inc. (D)..........        42
                                                               ------
                                                                  699
                                                               ------
         CONSUMER CYCLICAL -- 12.5%
    3    Canadian Solar, Inc. (D)..........................        27
    3    Cental Euro Distribution Corp. (D)................        75
    1    Citi Trends, Inc. (D).............................        47
    1    Desarrolladora Homex SAB de CV (D)................        59
    2    GMarket, Inc. ADR (D).............................        43
    3    GSI Commerce, Inc. (D)............................        55
    1    Heelys, Inc. (D)..................................        53
    3    Iconix Brand Group, Inc. (D)......................        52
    4    Insight Enterprises, Inc. (D).....................        87
    2    Interline Brands, Inc. (D)........................        45
    2    Knoll, Inc. ......................................        40
    3    Performance Food Group Co. (D)....................        77
    2    Pool Corp. .......................................        73
    2    PSS World Medical, Inc. (D).......................        44
    2    Quicksilver, Inc. (D).............................        34
    1    RARE Hospitality International, Inc. (D)..........        38
    1    School Specialty, Inc. (D)........................        27
    3    Sierra Wireless, Inc. (D).........................        48
    1    Sigma Designs, Inc. (D)...........................        34
    1    Steven Madden Ltd. ...............................        19
    1    Texas Roadhouse, Inc. (D).........................         9
    2    United Natural Foods, Inc. (D)....................        59
   --    Urban Outfitters, Inc. (D)........................        10
    2    Volcom, Inc. (D)..................................        48

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
         CONSUMER CYCLICAL -- (CONTINUED)
    4    Wet Seal, Inc. (D)................................    $   25
    2    Zumiez, Inc. (D)..................................        49
                                                               ------
                                                                1,177
                                                               ------
         ENERGY -- 5.7%
    1    AGL Resources, Inc. ..............................        35
    1    ATP Oil & Gas Corp. (D)...........................        42
    1    Bronco Drilling Co., Inc. (D).....................        17
    3    Carrizo Oil & Gas, Inc. (D).......................        88
    2    Denbury Resources, Inc. (D).......................        66
    1    Goodrich Petroleum Corp. (D)......................        18
    1    Hercules Offshore, Inc. (D).......................        37
    1    Holly Corp. ......................................        37
    2    Parallel Petroleum Corp. (D)......................        31
    5    Petrohawk Energy Corp. (D)........................        61
    1    Pioneer Drilling Co. (D)..........................         9
    2    Pride International, Inc. (D).....................        46
    1    Superior Well Services, Inc. (D)..................        25
    1    Willbros Group, Inc. (D)..........................        25
                                                               ------
                                                                  537
                                                               ------
         FINANCE -- 8.4%
    4    Annaly Capital Management, Inc. ..................        54
    2    Aspen Insurance Holdings Ltd. ....................        44
    1    Bank of the Ozarks, Inc. .........................        30
    1    Boston Private Financial Holdings, Inc. ..........        26
    2    CBRE Realty Finance, Inc. ........................        31
    3    Centene Corp. (D).................................        72
    3    Eaton Vance Corp. ................................       117
    1    eHealth, Inc. (D).................................        26
    2    Gladstone Capital Corp. ..........................        37
    2    Gladstone Commercial Corp. .......................        32
    2    HealthExtras, Inc. (D)............................        51
    2    JER Investors Trust, Inc. ........................        45
    2    Montpelier Re Holdings Ltd. ......................        26
    1    Northstar Realty Finance Corp. ...................        23
    1    StanCorp Financial Group, Inc. ...................        57
    2    Sunstone Hotel Investors, Inc. ...................        51
    4    UCBH Holdings, Inc. ..............................        68
                                                               ------
                                                                  790
                                                               ------
         HEALTH CARE -- 11.6%
    1    Abaxis, Inc. (D)..................................        28
    2    Adams Respiratory Therapeutics, Inc. (D)..........        81
    1    Affymetrix, Inc. (D)..............................        25
    2    Animal Health International, Inc. (D).............        24
    1    ArthroCare Corp. (D)..............................        42
    2    Bright Horizons Family Solutions, Inc. (D)........        63
    1    Ev3, Inc. (D).....................................        26
    1    Healthways, Inc. (D)..............................        41
    2    I-Flow Corp. (D)..................................        34
    1    Integra LifeSciences Holdings Corp. (D)...........        39
    2    Kyphon, Inc. (D)..................................        84
    2    LHC Group, Inc. (D)...............................        42
    1    Lifecell Corp. (D)................................        19
    1    Medicis Pharmaceutical Corp. .....................        46
    2    NightHawk Radiology Holdings, Inc. (D)............        61
    1    Noven Pharmaceuticals, Inc. (D)...................        30
    2    NuVasive, Inc. (D)................................        39

 THE HARTFORD SELECT SMALLCAP GROWTH FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
COMMON STOCK -- (CONTINUED)
         HEALTH CARE -- (CONTINUED)
    3    Omrix Biopharmaceuticals, Inc. (D)................    $   90
    2    PharmaNet Development Group, Inc. (D).............        40
    3    Salix Pharmaceuticals Ltd. (D)....................        47
    2    Sciele Pharma, Inc. (D)...........................        50
    2    Sierra Health Services, Inc. (D)..................        68
    1    Symmetry Medical, Inc. (D)........................        11
    1    Systems Xcellence, Inc. (D).......................        30
    1    Vital Signs, Inc. ................................        31
                                                               ------
                                                                1,091
                                                               ------
         SERVICES -- 15.8%
    1    Administaff, Inc. ................................        25
   --    Alliance Data Systems Corp. (D)...................        27
    2    Allis-Chalmers Energy, Inc. (D)...................        26
    3    Allscripts Healthcare Solutions, Inc. (D).........        84
   --    American Ecology Corp. ...........................         2
    4    aQuantive, Inc. (D)...............................       105
    4    Atheros Communications, Inc. (D)..................        88
    1    Carmike Cinemas, Inc. ............................        24
    1    Cerner Corp. (D)..................................        22
    1    CRA International, Inc. (D).......................        49
    1    DeVry, Inc. ......................................        20
    1    Digital River, Inc. (D)...........................        51
    4    Entravision Communications Corp. (D)..............        35
    4    Epicor Software Corp. (D).........................        48
    2    Focus Media Holding Ltd. ADR (D)..................       150
    2    Foundry Networks, Inc. (D)........................        35
    2    FTI Consulting, Inc. (D)..........................        49
    5    Healthspring, Inc. (D)............................        96
    1    inVentiv Health, Inc. (D).........................        39
    3    Ixia (D)..........................................        27
    2    LECG Corp. (D)....................................        26
    1    Loopnet, Inc. (D).................................        12
    1    Mentor Graphics Corp. (D).........................        24
    3    Optium Corp. (D)..................................        69
    2    Providence Service Corp. (D)......................        35
    3    Quest Software, Inc. (D)..........................        42
    3    Regal Entertainment Group.........................        65
    1    Resources Connection, Inc. (D)....................        44
    1    Stericycle, Inc. (D)..............................        54
    2    Sunopta, Inc. (D).................................        20
    2    Time Warner Telecom, Inc. (D).....................        40
    2    Wright Express Corp. (D)..........................        46
                                                               ------
                                                                1,479
                                                               ------
         TECHNOLOGY -- 24.9%
    3    Acme Packet, Inc. (D).............................        52
    1    Actuant Corp. Class A.............................        50
    2    ADTRAN, Inc. .....................................        44
    7    Applied Micro Circuits Corp. (D)..................        23
    2    Atlantic Tele-Network, Inc. ......................        69
    1    ATMI, Inc. (D)....................................        23
    2    Avocent Corp. (D).................................        52
    1    Benchmark Electronics, Inc. (D)...................        24
    2    Blackbaud, Inc. ..................................        41
    2    Commvault Systems, Inc. (D).......................        29

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
         TECHNOLOGY -- (CONTINUED)
    3    Concur Technologies, Inc. (D).....................    $   47
    2    Consolidated Communications Holdings, Inc. .......        35
   --    Ctrip.Com International Ltd. .....................        28
    2    DealerTrack Holdings, Inc. (D)....................        67
    2    DivX, Inc. (D)....................................        42
    9    Dobson Communications Corp. (D)...................        85
    3    Emageon, Inc. (D).................................        31
    1    Equinix, Inc. (D).................................        59
    3    Exlservice Holdings, Inc. (D).....................        69
    1    FairPoint Communications, Inc. ...................        24
    3    FalconStor Software, Inc. (D).....................        27
    1    Gatehouse Media, Inc. ............................        15
    1    Home Diagnostics, Inc. (D)........................        17
    2    Infocrossing, Inc. (D)............................        27
    1    Innerworkings, Inc. (D)...........................        12
    3    Integrated Device Technology, Inc. (D)............        38
    2    Interactive Intelligence, Inc. (D)................        36
    1    Intersil Corp. ...................................        19
    2    Iowa Telecommunications Services, Inc. ...........        40
   --    IPG Photonics Corp. (D)...........................         8
    2    Kenexa Corp. (D)..................................        55
    4    Lionbridge Technologies (D).......................        27
    4    Micrel, Inc. (D)..................................        36
    2    Natus Medical, Inc. (D)...........................        33
    2    Occam Networks, Inc. (D)..........................        31
    3    Online Resources Corp. (D)........................        33
    3    Oplink Communications, Inc. (D)...................        59
    1    Orbcomm, Inc. (D).................................        12
    1    Palomar Medical Technologies, Inc. (D)............        39
    3    PC-Tel, Inc. (D)..................................        25
   --    PeopleSupport, Inc. (D)...........................        10
    2    PLX Technology, Inc. (D)..........................        24
    2    RightNow Technologies, Inc. (D)...................        30
    1    Rogers Corp. (D)..................................        26
    1    SAVVIS, Inc. (D)..................................        27
    4    SBA Communications Corp. (D)......................       107
    4    Simpletech, Inc. (D)..............................        47
    2    Spectranetics Corp. (D)...........................        22
   --    SPSS, Inc. (D)....................................        12
    1    Supertex, Inc. (D)................................        45
    3    TradeStation Group, Inc. (D)......................        36
    1    Travelzoo, Inc. (D)...............................        34
    5    Trident Microsystems, Inc. (D)....................        96
    1    United Industrial Corp. ..........................        25
    3    Valueclick, Inc. (D)..............................        87
    1    Varian, Inc. (D)..................................        70
    5    Vasco Data Security International (D).............        68
    1    Vital Images, Inc. (D)............................        34
    2    Zoltek Cos., Inc. (D).............................        51
                                                               ------
                                                                2,334
                                                               ------
         TRANSPORTATION -- 1.8%
    1    American Commercial Lines, Inc. (D)...............        42
    6    Heartland Express, Inc. ..........................       107
    1    Horizon Lines, Inc. ..............................        21
                                                               ------
                                                                  170
                                                               ------

--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
COMMON STOCK -- (CONTINUED)
         UTILITIES -- 1.2%
    1    California Water Service Group....................    $   36
    1    Cleco Corp. ......................................        36
    1    UniSource Energy Corp. ...........................        41
                                                               ------
                                                                  113
                                                               ------
         Total common stock
           (cost $7,867)...................................    $8,872
                                                               ------
SHORT-TERM INVESTMENTS -- 4.1%
         INVESTMENT POOLS AND FUNDS -- 4.1%
  387    State Street Bank Money Market Fund...............    $  387
                                                               ------
         Total short-term investments
           (cost $387).....................................    $  387
                                                               ------
         Total investments in securities
           (cost $8,254) (C)...............................    $9,259
         Other assets & liabilities........................       121
                                                               ------
         Total net assets..................................    $9,380
                                                               ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.82% of total net assets at January 31, 2007.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $8,297 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,121
      Unrealized depreciation..........................    (159)
                                                         ------
      Net unrealized appreciation......................  $  962
                                                         ======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 93.7%
            BASIC MATERIALS -- 8.3%
      3     AptarGroup, Inc. .................................  $    177
     36     Balchem Corp. ....................................       555
     13     Buckeye Technologies, Inc. (D)....................       158
      2     CIRCOR International, Inc. .......................        76
      4     Cleveland-Cliffs, Inc. ...........................       230
     --     Ferro Corp. ......................................         1
      1     Gibralter Industries, Inc. .......................        13
      1     Greif, Inc. ......................................        67
      3     H.B. Fuller Co. ..................................        81
      7     Hercules, Inc. (D)................................       130
      4     Innospec, Inc. ...................................       194
     28     Landec Corp. (D)..................................       345
     37     Matthews International Corp. Class A..............     1,513
     15     Neenah Paper, Inc. ...............................       515
     --     NN, Inc. .........................................         1
      3     OM Group, Inc. (D)................................       170
      8     Playtex Products, Inc. (D)........................       108
      1     Quanex Corp. .....................................        55
      7     Rock Tenn Co. Class A.............................       226
      7     Rockwood Holdings, Inc. (D).......................       187
     23     RPM International, Inc. ..........................       534
      1     Sensient Technologies Corp. ......................        36
      4     Silgan Holdings, Inc. ............................       170
      5     Spartech Corp. ...................................       148
     76     Tempur-Pedic International, Inc. .................     1,816
      9     Tredegar Corp. ...................................       216
      6     Tupperware Brands Corp. ..........................       149
      7     USEC, Inc. (D)....................................        98
     11     Watts Water Technologies, Inc. ...................       476
                                                                --------
                                                                   8,445
                                                                --------
            CAPITAL GOODS -- 6.4%
      5     ACCO Brands Corp. (D).............................       118
      2     Asyst Technologies, Inc. (D)......................        10
      2     Axcelis Technologies, Inc. (D)....................        12
     --     Blyth, Inc. ......................................         7
      3     Brooks Automation, Inc. (D).......................        36
      1     Cascade Corp. ....................................        38
     45     Clarcor, Inc. ....................................     1,567
      2     Gulf Island Fabrication...........................        65
     29     Hexcel Corp. (D)..................................       560
      5     Imation Corp. ....................................       198
     --     Jakks Pacific, Inc. (D)...........................         5
      7     K & F Industries Holdings, Inc. (D)...............       163
     32     K2, Inc. (D)......................................       387
      3     Kaman Corp. ......................................        62
     --     Leapfrog Enterprises, Inc. (D)....................         3
     23     Lincoln Electric Holdings, Inc. ..................     1,410
      4     MKS Instruments, Inc. (D).........................        84
      2     Modine Manufacturing Co. .........................        41
      1     Nacco Industries, Inc. Class A....................       144
      1     Nordson Corp. ....................................        75
      3     Oil States International, Inc. (D)................        72
     14     RC2 Corp. (D).....................................       537
      2     Robbins & Myers, Inc. ............................        83
      5     SauerDanfoss, Inc. ...............................       155
      2     Steinway Musical Instruments .....................        69
     --     Tennant Co. ......................................         1

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CAPITAL GOODS -- (CONTINUED)
      3     Universal Compression Holdings, Inc. (D)..........  $    192
      4     Varian Semiconductor Equipment Associates, Inc.
              (D).............................................       144
      4     Woodward Governor Co. ............................       186
      4     Zygo Corp. (D)....................................        65
                                                                --------
                                                                   6,489
                                                                --------
            CONSUMER CYCLICAL -- 12.2%
      1     99 Cents Only Stores (D)..........................        14
     --     A.M. Castle & Co. ................................         9
      2     Adaptec, Inc. (D).................................         5
     21     Adesa, Inc. ......................................       598
      6     AFC Enterprises, Inc. (D).........................        94
     24     Aftermarket Technology Corp. (D)..................       510
     18     Alliance One International, Inc. (D)..............       138
     --     Ariba, Inc. (D)...................................         1
      1     Arvinmeritor, Inc. ...............................        15
     10     Big Lots, Inc. (D)................................       261
     13     Blockbuster, Inc. Class A (D).....................        84
      5     BorgWarner, Inc. .................................       370
      1     Brown Shoe Co., Inc. .............................        29
     --     Building Material Holding Corp. ..................         1
      2     California Coastal Communities, Inc. .............        36
      3     CBRL Group, Inc. .................................       136
      3     CEC Entertainment, Inc. (D).......................       144
      2     Central Euro Distribution Corp. (D)...............        65
      2     Charming Shoppes, Inc. (D)........................        21
     12     Chemed Corp. .....................................       453
     33     Cherokee, Inc. ...................................     1,404
      2     Chiquita Brands International, Inc. ..............        24
      2     Columbia Sportswear Co. ..........................       143
      3     Commercial Vehicles Group, Inc. (D)...............        56
      7     CSK Auto Corp. (D)................................       117
     --     Domino's Pizza, Inc. .............................        12
      7     Dycom Industries, Inc. (D)........................       170
      1     EMCOR Group, Inc. (D).............................        38
     18     Fred's, Inc. .....................................       245
     13     Fresh Del Monte Produce, Inc. ....................       196
      5     FTD Group, Inc. ..................................        96
      1     Furniture Brands International, Inc. .............        11
      1     Granite Construction, Inc. .......................        28
      1     Group 1 Automotive, Inc. .........................        28
     32     Huttig Building Products, Inc. (D)................       176
      3     i2 Technologies, Inc. (D).........................        62
      3     IKON Office Solutions, Inc. ......................        42
      7     Insight Enterprises, Inc. (D).....................       132
      1     Jack in the Box, Inc. (D).........................        49
      2     Kellwood Co. .....................................        69
      4     Kimball International, Inc. ......................       109
      5     Lear Corp. (D)....................................       169
      1     Levitt Corp. .....................................        18
      3     Luby's, Inc. (D)..................................        28
      2     Maidenform Brands, Inc. (D).......................        46
     49     McGrath RentCorp..................................     1,504
      1     Meritage Homes Corp. (D)..........................        32
      4     Navistar International Corp. (D)..................       186
     --     Noble International Ltd. .........................         8
      2     O' Charley's, Inc. (D)............................        49
      2     Oxford Industries.................................        96

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
      1     Papa John's International, Inc. (D)...............  $     21
      5     Payless ShoeSource, Inc. (D)......................       187
     12     Performance Food Group Co. (D)....................       347
      3     Perini Corp. (D)..................................        97
      1     Phillips-Van Heusen Corp. ........................        60
     15     School Specialty, Inc. (D)........................       565
      1     Sealy Corp. ......................................        11
     --     Skechers U.S.A., Inc. Class A (D).................         7
      2     Smart & Final, Inc. (D)...........................        45
      3     Stride Rite Corp. ................................        54
      1     Syms Corp. (D)....................................        27
      1     Systemax, Inc. (D)................................        13
      3     Talbots, Inc. ....................................        71
      4     The Buckle, Inc. .................................       145
     13     United Stationers, Inc. (D).......................       674
     --     Village Super Market, Inc. .......................        17
      2     Visteon Corp. (D).................................        16
      7     Warnaco Group, Inc. (D)...........................       197
      1     Wolverine World Wide, Inc. .......................        28
     32     World Fuel Services Corp. ........................     1,480
                                                                --------
                                                                  12,389
                                                                --------
            CONSUMER STAPLES -- 2.4%
      2     Boston Beer Co., Inc. Class A (D).................        76
     21     Chattem, Inc. (D).................................     1,183
     --     Delta and Pine Land Co. ..........................         3
      8     Diamond Foods, Inc. ..............................       155
      3     Hain Celestial Group, Inc. (D)....................        91
     13     J & J Snack Foods Corp. ..........................       536
      1     M & F Worldwide Corp. (D).........................        49
      4     Reddy Ice Holdings, Inc. .........................        93
     --     Seaboard Corp. ...................................       221
      3     TreeHouse Foods, Inc. (D).........................       100
                                                                --------
                                                                   2,507
                                                                --------
            ENERGY -- 4.5%
      1     Bill Barrett Corp. (D)............................        20
      1     Bois d'Arc Energy, Inc. (D).......................        17
     --     Bronco Drilling Co., Inc. (D).....................         2
     --     Callon Petroleum Corp. (D)........................         5
     44     Crosstex Energy, Inc. ............................     1,455
      1     Encore Acquisition Co. (D)........................        23
      9     Exco Resources, Inc. (D)..........................       146
      1     Harvest Natural Resources, Inc. (D)...............        12
      1     Headwaters, Inc. (D)..............................        18
      2     Houston Exploration Co. (D).......................        95
      4     Laclede Group, Inc. ..............................       140
     12     New Jersey Resources Corp. .......................       564
      1     Newpark Resources, Inc. (D).......................         5
      5     Nicor, Inc. ......................................       215
      3     Northwest Natural Gas Co. ........................       142
     14     Oceaneering International, Inc. (D)...............       537
      1     Petrohawk Energy Corp. (D)........................         7
     15     Quicksilver Resources, Inc. (D)...................       595
      9     Rosetta Resources, Inc. (D).......................       177
     --     South Jersey Industries, Inc. ....................        10
      5     Southwest Gas Corp. ..............................       214
     --     Stone Energy Corp. (D)............................         5

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ENERGY -- (CONTINUED)
      1     Swift Energy Co. (D)..............................  $     45
      5     WGL Holdings, Inc. ...............................       146
                                                                --------
                                                                   4,595
                                                                --------
            FINANCE -- 26.1%
     --     21st Century Insurance Group......................         5
     --     Accredited Home Lenders (D).......................         4
      1     Affirmative Insurance Holdings....................        22
     10     Affordable Reside (D).............................       113
      1     Alfa Corp. .......................................        11
      2     AMCORE Financial, Inc. ...........................        80
     33     American Capital Strategies Ltd. .................     1,596
      3     American Financial Realty Trust...................        32
      6     American Home Mortgage Investment Corp. ..........       193
      4     American Physicians Capital, Inc. (D).............       159
      2     Amerigroup Corp. (D)..............................        85
      4     Anchor Bancorp Wisconsin..........................       113
      9     Anthracite Capital, Inc. .........................       121
     --     Anworth Mortgage Asset Corp. .....................         2
      3     Apollo Investment Corp. ..........................        71
      5     Arbor Realty Trust................................       175
     --     Ares Capital Corp. ...............................         6
      1     Argonaut Group, Inc. (D)..........................        46
     13     Ashford Hospitality...............................       162
      2     Avatar Holdings, Inc. (D).........................       169
      1     Baldwin & Lyons Class B...........................        29
      3     Bancfirst Corp. ..................................       137
      1     Bank of Granite Corp. ............................        13
     --     Banner Corp. .....................................         3
     --     Berkshire Hills Bancorp, Inc. ....................        10
     21     Boston Private Financial Holdings, Inc. ..........       607
     14     Capital Lease Fund................................       153
      3     Capital Trust, Inc. ..............................       126
     60     Cathay General Bancorp............................     2,069
      2     Cedar Shopping Court..............................        28
      5     Chemical Financial Corp. .........................       157
      4     Chittenden Corp. .................................       127
      7     Citizens Banking Corp. ...........................       166
     --     City Bank Lynnwood Wash...........................        10
      4     City Holding Co. .................................       173
     --     Clark, Inc. ......................................         2
     --     Cohen & Steers, Inc. .............................        10
     --     Columbia Banking Systems, Inc. ...................         7
     --     Community Banks, Inc. ............................         6
     --     Community Trust Bancorp, Inc. ....................         3
     --     CompuCredit Corp. (D).............................         4
     57     Corus Bankshares, Inc. ...........................     1,217
     42     CVB Financial Corp. ..............................       523
      2     Delphi Financial Group Class A....................        67
      1     Direct General Co. ...............................        18
      1     Doral Financial Corp. ............................         2
     --     Education Realty Trust, Inc. .....................         3
     25     Entertainment Properties Trust....................     1,596
      1     Equity Inns, Inc. ................................        12
      5     Equity One, Inc. .................................       144
      1     Extra Space Storage, Inc. ........................        26
      4     FBL Financial Group Class A.......................       165
      5     Felcor Lodging Trust, Inc. .......................       105
     14     Fieldstone Investment Corp. ......................        50

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
     23     Financial Federal Corp. ..........................  $    655
      5     First Bancorp NC..................................       128
      3     First BanCorp Puerto Rico.........................        28
      3     First Charter Corp. ..............................        79
      9     First Commonwealth Financial Corp. ...............       113
     --     First Community Bancshares........................         8
     --     First Indiana Corp. ..............................        10
      6     First Merchants Corp. ............................       144
     --     First Midwest Bancorp, Inc. ......................        16
      1     First Niagara Financial Group, Inc. ..............        17
      1     First Place Financial.............................        24
      3     FirstFed Financial Corp. (D)......................       196
      5     FirstMerit Corp. .................................       119
      1     Flagstar Bancorp Inc. ............................        15
      2     FNB Corp. ........................................        28
     --     F.N.B. Corp. .....................................         4
     --     Franklin Bank Corp. (D)...........................         3
      1     Frontier Financial Corp. .........................        22
      3     Gladstone Capital Corp. ..........................        71
      1     Gramercy Capital Corp. ...........................        34
      5     Great Southern Bancorp, Inc. .....................       142
      1     Hanmi Financial Corp. ............................        12
     --     Harleysville Group, Inc. .........................        12
     13     Hersha Hospitality Trust..........................       147
      1     Highwoods Properties, Inc. .......................        24
      6     Horace Mann Educators Corp. ......................       116
     --     Horizon Financial Corp. ..........................         9
     13     Impac Mortgage Holdings, Inc. ....................       115
     --     Independent Bank Corp. (MA).......................         3
      1     Independent Bank Corp. (MI).......................        14
     12     Infinity Property & Casualty Corp. ...............       593
      1     Innkeepers USA Trust..............................        11
      6     Integra Bank Corp. ...............................       145
      5     Irwin Financial Corp. ............................       114
      2     ITLA Capital Corp. ...............................        93
     --     James River Group, Inc. ..........................         6
      8     JER Investors Trust, Inc. ........................       166
      1     Kansas City Life Insurance Co. ...................        40
      6     KKR Financial Corp. ..............................       157
      5     KNBT Bancorp, Inc. ...............................        86
     --     Knight Capital Group, Inc. (D)....................         4
      6     LaBranche & Co., Inc. (D).........................        59
     11     Luminent Mortgage Trust...........................       101
      1     MAF Bancorp, Inc. ................................        34
     --     MainSource Financial Group, Inc. .................         6
     --     Marlin Business Services Corp. (D)................         8
     89     MCG Capital Corp. ................................     1,761
      2     Medical Properties Trust, Inc. ...................        31
     22     MFA Mortgage Investments, Inc. ...................       163
      4     Midland Co. ......................................       166
     --     NBT Bancorp.......................................        10
     32     National Financial Partners Corp. ................     1,581
     --     National Health Investors, Inc. ..................        --
      5     National Penn Bancshares, Inc. ...................        88
      9     National Retail Properties, Inc. .................       204
      3     Nationwide Health Properties, Inc. ...............        93
      2     Navigators Group, Inc. (D)........................       100
     10     NetBank, Inc. ....................................        39

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     11     Newalliance Bancs.................................  $    178
      7     Newcastle Investment Corp. .......................       214
      9     NGP Capital Resources Co. ........................       147
     --     Ocwen Financial Corp. (D).........................         1
      4     Odyssey Re Holdings Corp. ........................       170
     10     Old National Bankcorp.............................       189
      1     Omega Financial Corp. ............................        18
      8     Omega Healthcare Investors........................       138
      6     Pacific Capital Bancorp...........................       193
      2     Park National Corp. ..............................       187
      1     Partners Trust Financial Group, Inc. .............        14
     --     Peoples Bancorp, Inc. ............................         9
     --     PFF Bancorp, Inc. ................................         4
      8     Phoenix Cos.......................................       119
      4     PMA Capital Corp. Class A (D).....................        33
     --     ProAssurance Corp. (D)............................        10
     14     Prosperity Bancshares, Inc. ......................       494
      4     Provident Bankshares Corp. .......................       135
      2     Provident Financial Services, Inc. ...............        35
      2     PS Business Parks, Inc. ..........................       147
      7     R&G Financial Corp. Class B.......................        53
      3     Ramco-Gershenson Properties Trust.................       130
     --     Renasant Corp. ...................................        12
      8     Rent-A-Center, Inc. (D)...........................       230
      6     Resource Capital Corp. ...........................       110
      2     RLI Corp. ........................................       122
      5     S&T Bancorp, Inc. ................................       177
     --     Sandy Spring Bancorp, Inc. .......................        11
      2     Santander BanCorp.................................        39
     --     SCBT Financial Corp. .............................         3
     10     Selective Insurance Group.........................       504
      5     Senior Housing Properties Trust...................       129
      2     Simmons First National Corp. .....................        71
      2     Southwest Bancorp.................................        45
     15     Spirit Finance Corp. .............................       188
     10     StanCorp Financial Group, Inc. ...................       474
      5     State Auto Financial Corp. .......................       153
      1     Sterling Bancshares, Inc. ........................         8
      3     Sterling Financial Corp. .........................       103
     10     Stewart Information Services Corp. ...............       404
     --     Sun Bancorp, Inc. (D).............................         4
     --     Sunstone Hotel Investors, Inc. ...................        --
     31     Superior Bancorp (D)..............................       342
      1     Susquehanna Bancshares, Inc. .....................        18
      2     SWS Group, Inc. ..................................        49
     11     Symmetricom, Inc. (D).............................        92
      4     Taylor Capital Group, Inc. .......................       167
     --     TierOne Corp. ....................................         2
     --     Triad Guaranty, Inc. (D)..........................        17
      1     Trustmark Corp. ..................................        33
      3     Trustreet Properties, Inc. .......................        48
      1     Umpqua Holdings Corp. ............................        14
      1     United Bankshares, Inc. ..........................        20
      2     United Community Financial........................        26
      5     United Fire & Casualty............................       166
      3     Universal American Financial Corp. (D)............        49
     --     USI Holdings Corp. (D)............................         5
     17     UTStarcom, Inc. (D)...............................       154

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
     --     Virginia Financial Group, Inc. ...................  $      1
    103     W Holding Co., Inc. ..............................       542
      1     Waddell and Reed Financial, Inc. Class A..........        30
      5     WesBanco, Inc. ...................................       168
     --     West Coast Bancorp................................         8
      2     Winston Hotels, Inc. .............................        25
                                                                --------
                                                                  26,481
                                                                --------
            HEALTH CARE -- 4.9%
     16     Advanced Medical Optics, Inc. (D).................       588
      2     Albany Molecular Research, Inc. (D)...............        16
     --     Alliance Imaging, Inc. (D)........................         3
     --     Applera Corp. -- Celera Group (D).................         1
     --     Apria Healthcare Group, Inc. (D)..................        12
      1     Bradley Pharmaceuticals, Inc. (D).................        18
     13     Cooper Companies, Inc. ...........................       620
      6     Cross Country Healthcare, Inc. (D)................       132
      1     Forrester Research, Inc. (D)......................        22
      2     Healthtronics, Inc. (D)...........................        10
      1     Incyte Corp. (D)..................................         6
     --     Kindred Healthcare, Inc. (D)......................         3
     20     Landauer, Inc. ...................................     1,038
     --     Longs Drug Stores Corp. ..........................         4
      5     MedCath Corp. (D).................................       144
     --     Nabi Biopharmaceuticals (D).......................        --
      1     National Healthcare Corp. ........................        49
      5     NBTY, Inc. (D)....................................       285
      1     NPS Pharmaceuticals, Inc. (D).....................         3
     --     Nu Skin Enterprises, Inc. Class A.................         2
      2     Oakley, Inc. .....................................        42
     --     Odyssey HealthCare, Inc. (D)......................         6
     12     Option Care, Inc. ................................       154
      9     Par Pharmaceutical Cos., Inc. (D).................       240
      2     Perrigo Co. ......................................        31
      3     PharmaNet Development Group, Inc. (D).............        66
      8     Prestige Brands Holdings, Inc. (D)................       106
     --     Savient Pharmaceuticals, Inc. (D).................        --
      1     STERIS Corp. .....................................        36
     --     Sunrise Senior Living, Inc. (D)...................         7
     18     United Surgical Partners International (D)........       561
      4     Viasys Healthcare, Inc. (D).......................       112
      6     ViroPharma, Inc. (D)..............................        96
     18     Young Innovations, Inc. ..........................       558
                                                                --------
                                                                   4,971
                                                                --------
            SERVICES -- 14.4%
     71     ABM Industries, Inc. .............................     1,840
      6     American Greetings Corp. Class A..................       138
      2     Ameristar Casinos, Inc. ..........................        60
     15     Avid Technology, Inc. (D).........................       548
      2     BISYS Group, Inc. (D).............................        27
     --     Black Box Corp. ..................................         6
     17     Business Objects S.A. ADR (D).....................       651
      5     CACI International, Inc. Class A (D)..............       226
     10     Carmike Cinemas, Inc. ............................       226
      8     Central European Media Enterprises Ltd. (D).......       712
      1     CIBER, Inc. (D)...................................         5

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
     --     Compagnie Generale de Geophysique -- Veritas -- SP
              ADR.............................................  $     14
     11     Citadel Broadcasting Corp. .......................       113
      4     Coinmach Service Corp. ...........................        40
     21     Computer Services, Inc. ..........................       616
      1     Consolidated Graphics, Inc. (D)...................        42
     39     Corinthian Colleges, Inc. (D).....................       505
      5     Covansys Corp. (D)................................       124
      6     Cox Radio, Inc. Class A (D).......................       101
      3     Cumulus Media, Inc. Class A (D)...................        27
      1     Dendrite International, Inc. (D)..................         9
      3     Dynamex, Inc. (D).................................        80
     --     Emmis Communications Corp. Class A................        --
      4     Entercom Communications Corp. ....................       118
      1     Entravision Communications Corp. Class A (D)......         8
      1     Foundry Networks, Inc. (D)........................        11
      6     FTI Consulting, Inc. (D)..........................       167
      5     G & K Services, Inc. Class A......................       175
     21     Gartner, Inc. Class A (D).........................       459
      1     Gaylord Entertainment Co. (D).....................        39
      1     Global Imaging Systems, Inc. (D)..................        11
     --     Gray Television, Inc. ............................         1
     --     Great Wolf Resorts, Inc. (D)......................         2
      7     Harsco Corp. .....................................       584
      5     Healthspring, Inc. (D)............................       100
     --     Heidrick & Struggles International, Inc. (D)......         9
      3     Hudson Highland Group, Inc. (D)...................        52
      3     Infrasource Services, Inc. (D)....................        55
     62     Inter-Tel, Inc. ..................................     1,402
      1     John H. Harland Co. ..............................        26
      1     Journal Register Co. .............................         4
      5     Lee Enterprises, Inc. ............................       166
     14     Lin TV Corp. (D)..................................       151
      2     Macrovision Corp. (D).............................        56
      3     Manhattan Associates, Inc. (D)....................        76
      4     Mentor Graphics Corp. (D).........................        73
      1     MPS Group, Inc. (D)...............................        20
     --     MTS Systems Corp. ................................         1
     29     Navigant Consulting, Inc. (D).....................       607
      1     Netscout Systems, Inc. (D)........................        10
     --     Opnet Technologies, Inc. (D)......................         4
      6     Parametric Technology Corp. (D)...................       117
      1     Perot Systems Corp. Class A (D)...................        12
     12     ProQuest Co. (D)..................................       136
      1     Radio One, Inc. Class D (D).......................         6
     --     Regis Corp. ......................................         4
      1     SafeNet, Inc. (D).................................        32
     13     Saga Communications, Inc. Class A (D).............       122
      1     Salem Communications Class A......................        15
      2     Spherion Corp. (D)................................        21
      1     Standard Parking Corp. (D)........................        31
      4     Stewart Enterprises, Inc. ........................        32
     57     Syntel, Inc. .....................................     1,884
      3     Tetra Technologies, Inc. (D)......................        47
      4     Ulticom, Inc. (D).................................        34
     15     Unifirst Corp. ...................................       624
     68     Unisys Corp. (D)..................................       586
      5     Viad Corp. .......................................       193
      2     Volt Information Sciences, Inc. (D)...............        55

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      1     Waste Connections, Inc. (D).......................  $     39
     --     Watson Wyatt Worldwide, Inc. .....................         7
      5     Wright Express Corp. (D)..........................       146
                                                                --------
                                                                  14,640
                                                                --------
            TECHNOLOGY -- 8.4%
     --     A.O. Smith Corp. .................................         5
      7     Actel Corp. (D)...................................       127
      3     Advanced Energy Industries, Inc. (D)..............        55
      1     Altiris, Inc. (D).................................        16
     11     AMETEK, Inc. .....................................       395
      1     AMIS Holdings, Inc. (D)...........................        15
      1     Anaren Microwave, Inc. (D)........................        10
      2     Arbitron, Inc. ...................................        74
      1     Aspen Technology, Inc. (D)........................        11
      2     ATMI, Inc. (D)....................................        64
      1     Avocent Corp. (D).................................        24
      1     Bel Fuse, Inc. Class B............................        29
      2     Belden CDT, Inc. .................................        66
     19     Benchmark Electronics, Inc. (D)...................       426
      1     Bio-Rad Laboratories, Inc. Class A (D)............       128
     27     Brocade Communications Systems, Inc. (D)..........       234
     --     C-COR.net Corp. (D)...............................         4
     --     Checkpoint Systems, Inc. (D)......................         5
     27     Cincinnati Bell, Inc. (D).........................       131
     --     Cirrus Logic, Inc. (D)............................        --
     14     Coherent, Inc. (D)................................       416
      1     Commonwealth Telephone Enterprise, Inc. ..........        25
      5     Consolidated Communications Holdings, Inc. .......       115
      2     Credence Systems Corp. (D)........................         8
      2     CSG Systems International, Inc. (D)...............        44
      1     CTS Corp. ........................................        21
      6     Cubic Corp. ......................................       130
      7     Deluxe Corp. .....................................       221
      6     Digi International, Inc. (D)......................        78
      2     Eagle Test Systems, Inc. (D)......................        32
      3     EDO Corp. ........................................        65
      1     Electronics for Imaging, Inc. (D).................        15
      6     Emulex Corp. (D)..................................       105
      5     Enersys (D).......................................        83
      1     Extreme Networks, Inc. (D)........................         5
     --     FairPoint Communications, Inc. ...................         2
     --     General Cable Corp. (D)...........................         8
     52     General Communication, Inc. Class A (D)...........       797
     --     Genesis Microchip, Inc. (D).......................         3
     --     GrafTech International Ltd. (D)...................         1
     --     Greatbatch, Inc. (D)..............................         6
      3     Harmonic, Inc. (D)................................        31
     17     Harris Interactive, Inc. (D)......................        87
     13     Hyperion Solutions Corp. (D)......................       562
      4     IHS, Inc. (D).....................................       148
      1     Infospace, Inc. (D)...............................        15
      7     Input/Output, Inc. (D)............................        91
      8     Interactive Data Corp. (D)........................       182
      8     Interwoven, Inc. (D)..............................       132
      1     iPass, Inc. (D)...................................         3
      2     Kopin Corp. (D)...................................         7
     --     Lattice Semiconductor Corp. (D)...................         1

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
     --     Littelfuse, Inc. (D)..............................  $     10
     20     LoJack Corp. (D)..................................       351
     11     Magma Design Automation, Inc. (D).................        93
     10     Methode Electronics, Inc. ........................       110
      9     MIPS Technologies, Inc. Class A (D)...............        77
     37     Msc.Software Corp. (D)............................       573
      4     Newport Corp. (D).................................        86
      1     Palm, Inc. (D)....................................        18
      2     Paxar Corp. (D)...................................        33
     11     Pegasystems, Inc. ................................        99
      2     Pericom Semiconductor Corp. (D)...................        22
      5     Polycom, Inc. (D).................................       169
      2     Quantum Corp. (D).................................         5
     13     RealNetworks, Inc. (D)............................       139
     --     Regal-Beloit Corp. ...............................        14
      9     Roper Industries, Inc. ...........................       467
      1     SAVVIS, Inc. (D)..................................        31
     17     Schwak, Inc. .....................................       295
     33     Silicon Storage Technology, Inc. (D)..............       163
      2     Skyworks Solutions, Inc. (D)......................        14
      3     SonicWALL, Inc. (D)...............................        23
      1     Spectrum Brands, Inc. (D).........................        10
     --     Staktek Holdings, Inc. (D)........................         1
      3     Surewest Communications...........................        95
      1     Sybase, Inc. (D)..................................        30
      2     Sycamore Networks, Inc. (D).......................         7
      5     Syniverse Holdings, Inc. (D)......................        81
     --     Technitrol, Inc. .................................         1
      1     TriQuint Semiconductor, Inc. (D)..................         7
      1     TTM Technologies, Inc. (D)........................         9
      4     USA Mobility, Inc. ...............................        79
      1     Varian, Inc. (D)..................................        77
      7     Vignette Corp. (D)................................       125
      1     Volcano Corp. (D).................................        27
      1     Zoran Corp. (D)...................................         8
                                                                --------
                                                                   8,607
                                                                --------
            TRANSPORTATION -- 3.6%
      5     ExpressJet Holdings, Inc. (D).....................        38
      5     Gulfmark Offshore, Inc. (D).......................       162
      1     Heartland Express, Inc. ..........................        13
      5     Horizon Lines, Inc. Class A.......................       154
     46     Landstar System, Inc. ............................     1,941
      7     Republic Airways Holdings, Inc. (D)...............       129
      1     SIRVA, Inc. (D)...................................         2
     --     SkyWest, Inc. ....................................         3
      7     Thor Industries, Inc. ............................       304
      9     Tsakos Energy Navigation Ltd. ....................       408
     14     USA Truck, Inc. (D)...............................       227
      8     Winnebago Industries, Inc. .......................       283
                                                                --------
                                                                   3,664
                                                                --------
            UTILITIES -- 2.5%
      7     Avista Corp. .....................................       183
      4     Black Hills Corp. ................................       148
      1     CH Energy Group...................................        26
      3     Duquesne Light Holdings, Inc. ....................        64
     83     Dynegy, Inc. (D)..................................       584
      4     El Paso Electric Co. (D)..........................        89

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- (CONTINUED)
      1     IDACORP, Inc. ....................................  $     48
     14     ITC Holdings Corp. ...............................       609
     26     Pike Electric Corp. (D)...........................       423
      6     PNM Resources, Inc. ..............................       173
      2     UIL Holdings Corp. ...............................        89
      3     Westar Energy, Inc. ..............................        72
                                                                --------
                                                                   2,508
                                                                --------
            Total common stock
              (cost $89,422)..................................  $ 95,296
                                                                --------
EXCHANGE-TRADED FUNDS -- 1.3%
            INVESTMENT POOLS AND FUNDS -- 1.3%
     16     Ishares Russell 2000 Value Index Fund.............     1,299
                                                                --------
            Total exchange-traded funds
              (cost $1,282)...................................  $  1,299
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 3.8%
            CONSUMER STAPLES -- 0.3%
 $  275     Cargill Global Commercial Paper,
              5.26%, 02/01/2007...............................  $    275
                                                                --------
            FINANCE -- 3.5%
    800     Federated Investors Prime Obligations Fund........       799
  1,158     State Street Bank Money Market Fund...............     1,158
  1,600     UBS Americas Commercial Paper,
              5.26%, 02/01/2007...............................     1,600
                                                                --------
                                                                   3,557
                                                                --------
            Total Short-Term Investments
              (Cost $3,832)...................................  $  3,832
                                                                --------
            Total Investments in Securities
              (Cost $94,536) (C)..............................  $100,427
                                                                --------
            Other Assets and Liabilities......................     1,309
            Total Net Assets..................................  $101,736
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.65% of total net assets at January 31, 2007.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $94,536 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation                            $7,377
      Unrealized depreciation                            (1,486)
                                                         ------
      Net unrealized appreciation                        $5,891
                                                         ======

  (D)Currently non-income producing.

     FUTURES CONTRACTS OUTSTANDING AT JANUARY 31, 2007:

                                   NUMBER                               UNREALIZED
                                     OF                                APPRECIATION
      DESCRIPTION                CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------                ----------   --------   ----------   --------------
      Russell 2000 Mini Futures      9          Long       Mar-07          $14
                                                                           ===

     * The number of contracts does not omit 000's.

     Cash of $24 was pledged as initial margin deposit for open futures contracts at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.8%
            BASIC MATERIALS -- 7.1%
     137    Agrium, Inc. .....................................  $  4,761
      79    Airgas, Inc. .....................................     3,275
     110    Arch Coal, Inc. (G)...............................     3,261
      60    Brush Engineered Materials, Inc. (D)..............     1,969
   1,333    Golden Hope Plantations BHD (A)...................     2,466
     147    Jarden Corp. (D)(G)...............................     5,379
   1,221    Kingboard Chemical Holdings Ltd. (A)..............     5,046
     138    Kinross Gold Corp. (D)(G).........................     1,835
     313    Terra Industries, Inc. (D)........................     4,459
                                                                --------
                                                                  32,451
                                                                --------
            CAPITAL GOODS -- 3.7%
      19    Bucyrus International, Inc. ......................       896
      68    Daktronics, Inc. (G)..............................     2,365
     169    Goodman Global, Inc. (D)..........................     2,997
      21    Hydril Co. (D)....................................     1,653
       3    Lindsay Corp. ....................................        97
      60    Marvel Entertainment, Inc. (D)(G).................     1,675
      21    Scientific Games Corp. Class A (D)(G).............       661
     104    TransDigm Group, Inc. (D).........................     3,300
      28    Trina Solar Limited ADR (D).......................       813
      56    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................     2,288
                                                                --------
                                                                  16,745
                                                                --------
            CONSUMER CYCLICAL -- 8.9%
      50    Advance Auto Parts, Inc. (G)......................     1,890
      79    Be Aerospace, Inc. (D)(G).........................     2,344
      60    Children's Place Retail Stores, Inc. (D)..........     3,254
      19    Conceptus, Inc. (D)...............................       431
      35    DSW, Inc. (D)(G)..................................     1,388
      41    Dufry Group (D)(A)................................     3,528
     868    Esun Holdings Limited (D)(A)......................       835
      39    Gildan Activewear, Inc. (D).......................     1,949
      79    GSI Commerce, Inc. (D)............................     1,282
     321    LKQ Corp. (D)(G)..................................     6,883
      11    Newell Rubbermaid, Inc. ..........................       337
      77    Quanta Services, Inc. (D).........................     1,586
      79    Quicksilver, Inc. (D)(G)..........................     1,124
      45    The Andersons, Inc. ..............................     1,793
      74    Tween Brands, Inc. (D)(G).........................     2,535
      89    Urban Outfitters, Inc. (D)........................     2,181
     170    VistaPrint Ltd. (D)(G)............................     7,335
                                                                --------
                                                                  40,675
                                                                --------
            CONSUMER STAPLES -- 0.8%
     107    Jones Soda Co. (D)(G).............................     1,506
      66    Sanderson Farms, Inc. (G).........................     2,074
                                                                --------
                                                                   3,580
                                                                --------
            ENERGY -- 4.0%
      18    Aegean Marine Petroleum Network (D)...............       316
      56    Cabot Oil & Gas Corp. ............................     3,648
     213    Complete Production Services, Inc. (D)(G).........     4,230
     132    Denbury Resources, Inc. (D)(G)....................     3,643
      21    ENSCO International, Inc. (G).....................     1,043
      38    Goodrich Petroleum Corp. (D)......................     1,384
     102    Oilsands Quest, Inc. (D)(G).......................       529

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ENERGY -- (CONTINUED)
      56    Pride International, Inc. (D).....................  $  1,604
      65    Western Oil Sands, Inc. Class A (D)...............     1,740
                                                                --------
                                                                  18,137
                                                                --------
            FINANCE -- 8.6%
   1,183    Aberdeen Asset Management plc (A).................     4,374
      93    Admiral Group plc (A).............................     1,864
     126    Allied World Assurance Holdings Ltd. .............     5,361
      25    BOK Financial Corp. (G)...........................     1,303
      43    CB Richard Ellis Group, Inc. Class A (D)..........     1,621
     298    Covanta Holding Corp. (D).........................     7,051
      34    Delphi Financial Group Class A....................     1,357
      83    Friedman Billings Ramsey Group, Inc. .............       649
      28    Investment Technology Group, Inc. (D).............     1,221
     141    Jamba Inc. (D)(G).................................     1,316
      47    Jefferies Group, Inc. ............................     1,385
      70    Nuveen Investments, Inc. Class A (G)..............     3,488
      89    ProAssurance Corp. (D)............................     4,505
      15    Tower Group, Inc. ................................       491
      31    U-Store-It (G)....................................       681
      73    Waddell and Reed Financial, Inc. Class A..........     1,865
      12    Wellcare Health Plans, Inc. (D)...................       913
                                                                --------
                                                                  39,445
                                                                --------
            HEALTH CARE -- 14.3%
      40    Adams Respiratory Therapeutics, Inc. (D)(G).......     1,772
      32    Alexion Pharmaceuticals, Inc. (D).................     1,347
     135    Alkermes, Inc. (D)................................     2,008
      51    Amylin Pharmaceuticals, Inc. (D)..................     1,973
     114    Arena Pharmaceuticals, Inc. (D)(G)................     1,462
     127    AtheroGenics, Inc. (D)(G).........................     1,502
      71    Charles River Laboratories International, Inc.
              (D).............................................     3,217
      75    Dade Behring Holdings, Inc. ......................     3,153
      94    Digene Corp. (D)..................................     4,835
      64    DJO, Inc. (D).....................................     2,663
     105    Genomic Health, Inc. (D)..........................     2,392
      91    Herbalife Ltd. (D)................................     2,981
     254    Human Genome Sciences, Inc. (D)(G)................     2,998
     104    Inverness Medical Innovation (D)(G)...............     4,303
      37    Kyphon, Inc. (D)..................................     1,711
     115    LifePoint Hospitals, Inc. (D).....................     3,918
      76    Manor Care, Inc. .................................     4,043
      79    Medicines Co. (D).................................     2,425
      74    Mentor Corp. .....................................     3,790
      29    Northstar Neuroscience, Inc. (D)..................       385
      27    Obagi Medical Products, Inc. (D)..................       361
      74    Pharmaceutical Product Development, Inc. .........     2,555
      59    Sunrise Senior Living, Inc. (D)...................     2,106
     121    Symbion, Inc. (D).................................     2,264
      44    Ventana Medical Systems, Inc. (D)(G)..............     1,848
      43    Vertex Pharmaceuticals, Inc. (D)..................     1,506
     127    Warner Chilcott Ltd. (D)..........................     1,891
                                                                --------
                                                                  65,409
                                                                --------
            SERVICES -- 16.6%
      34    Allscripts Healthcare Solutions, Inc. (D).........     1,040
      26    Anixter International, Inc. (D)(G)................     1,420
      27    Central European Media Enterprises Ltd. (D)(G)....     2,301
      40    Corrections Corp. of America (D)..................     1,966

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      12    DreamWorks Animation SKG, Inc. (D)(G).............  $    349
      70    Factset Research Systems, Inc. ...................     4,093
      74    Focus Media Holding Ltd. ADR (D)..................     6,085
     143    Foundry Networks, Inc. (D)........................     2,069
     125    GameTech International, Inc. (D)..................     1,456
      16    Geo Group, Inc. ..................................       701
     175    Hythiam, Inc. (D)(G)..............................     1,512
       8    iGate Corp. (D)...................................        51
      67    inVentiv Health, Inc. (D).........................     2,344
     109    Iron Mountain, Inc. (D)...........................     3,038
      81    Jackson Hewitt Tax Service, Inc. (G)..............     2,945
      20    Jacobs Engineering Group, Inc. (D)................     1,784
      40    Life Time Fitness, Inc. (D).......................     2,141
     104    Live Nation, Inc. (D).............................     2,578
     171    Mentor Graphics Corp. (D)(G)......................     3,180
     201    MoneyGram International, Inc. ....................     6,013
     164    Net Servicos de Comunicacao S.A. (D)..............     1,980
      62    Orient Express Hotels, Ltd. Class A...............     2,960
     108    Pinnacle Entertainment, Inc. (D)(G)...............     3,731
     101    Priceline.com, Inc. (D)(G)........................     4,300
      53    Stericycle, Inc. (D)(G)...........................     4,108
      89    Taleo Corp. Class A (D)(G)........................     1,240
     141    TeleTech Holdings, Inc. (D).......................     3,800
      49    Washington Group International, Inc. (D)..........     2,783
      58    WNS Holdings Ltd. ADR (D).........................     1,954
     113    World Wrestling Entertainment, Inc. ..............     1,819
                                                                --------
                                                                  75,741
                                                                --------
            TECHNOLOGY -- 27.7%
     195    Activision, Inc. (D)..............................     3,325
     129    American Reprographics Co. (D)....................     4,048
      32    Amphenol Corp. Class A (G)........................     2,140
     117    Ansys, Inc. (D)(G)................................     5,853
     555    Art Technology Group, Inc. (D)....................     1,427
     112    Aspen Technology, Inc. (D)........................     1,145
      26    Baidu.com ADR (D).................................     3,187
      53    Belden CDT, Inc. .................................     2,292
     237    Brocade Communications Systems, Inc. (D)(G).......     2,029
      68    CDC Corp. (D).....................................       696
      81    China Techfaith Wireless Communication Technology
              Ltd. ADR (D)(G).................................       782
     245    Cirrus Logic, Inc. (D)............................     1,816
      18    CoStar Group, Inc. (D)............................       859
      45    Ctrip.Com International Ltd. .....................     3,180
      49    Equinix, Inc. (D)(G)..............................     4,098
      18    FormFactor, Inc. (D)(G)...........................       736
     188    Fossil, Inc. (D)..................................     4,222
      97    Hologic, Inc. (D).................................     5,408
      85    IHS, Inc. (D).....................................     3,252
      67    Interactive Data Corp. ...........................     1,566
      89    Kenexa Corp. (D)(G)...............................     3,265
      89    Leap Wireless International, Inc. (D).............     5,819
      36    MEMC Electronic Materials, Inc. (D)...............     1,886
      77    Microsemi Corp. (D)(G)............................     1,396
     116    Ness Technologies, Inc. (D).......................     1,560
     150    Neustar, Inc. (D).................................     4,620
     169    Nuance Communications, Inc. (D)(G)................     1,946
     198    O2Micro International Ltd. ADR (D)................     1,644

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
      62    Power Integrations, Inc. (D)......................  $  1,399
      86    QLogic Corp. (D)..................................     1,569
      41    Rackable Systems, Inc. (D)(G).....................       777
     202    Red Hat, Inc. (D)(G)..............................     4,593
     118    S.O.I. Tec, S.A. (D)(A)...........................     3,497
      77    SiRF Technology Holdings, Inc. (D)(G).............     2,246
      81    Sirona Dental Systems, Inc. (G)...................     3,477
     433    Sonus Networks, Inc. (D)..........................     3,134
      83    Teledyne Technologies, Inc. (D)...................     3,152
     777    Tencent Holdings Ltd. (A).........................     3,033
      79    THQ, Inc. (D).....................................     2,395
      88    Transaction Systems Architects, Inc. (D)..........     3,196
      28    Trimble Navigation Ltd. (D).......................     1,562
       1    Triumph Group, Inc. ..............................        67
     133    Trizetto Group, Inc. (D)..........................     2,769
     332    VA Software Corp. (D).............................     1,703
     255    VeriFone Holdings, Inc. (D)(G)....................    10,185
     107    Verint Systems, Inc. (D)..........................     3,535
                                                                --------
                                                                 126,486
                                                                --------
            TRANSPORTATION -- 6.0%
      83    Aercap Holdings N.V. (D)..........................     2,212
      85    American Commercial Lines, Inc. (D)...............     5,966
      57    American Rail Car Industries, Inc. (G)............     1,701
      79    Copa Holdings S.A. Class A........................     4,402
      12    Florida East Coast Industries, Inc. ..............       707
      30    Genesee & Wyoming, Inc. Class A (D)...............       846
      85    GOL Linhas Aereas Inteligentes S.A. ADR...........     2,568
      63    Kansas City Southern (D)(G).......................     1,879
     123    Landstar System, Inc. ............................     5,187
      56    Wabtec............................................     1,783
                                                                --------
                                                                  27,251
                                                                --------
            UTILITIES -- 0.1%
      25    Theolia S.A. (D)(A)...............................       541
                                                                --------
            Total common stock
              (cost $396,872).................................  $446,461
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 22.7%
            REPURCHASE AGREEMENTS @ -- 2.3%
 $   872    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $    872
   2,059    BNP Paribas Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................     2,059
   1,209    BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................     1,209
      37    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        37
     612    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       612
   2,058    RBS Greenwich Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................     2,058

 THE HARTFORD SMALL COMPANY FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $ 2,517    UBS Securities, Inc. Repurchase Agreement,
              5.19%, 02/01/2007...............................  $  2,517
   1,438    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................     1,438
                                                                --------
                                                                  10,802
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 20.4%
  93,094    Mellon GSL DBTII Collateral Fund..................  $ 93,094
                                                                --------
            Total short-term investments
              (cost $103,896).................................  $103,896
                                                                --------
            Total investments in securities
              (cost $500,768) (C).............................  $550,357
            Other assets and liabilities......................   (93,637)
                                                                --------
            Total net assets..................................  $456,720
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.49% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $25,184, which represents 5.51% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $502,514 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $54,513
      Unrealized depreciation.........................   (6,670)
                                                        -------
      Net unrealized appreciation.....................  $47,843
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                            EXPIRATION
                                    SECURITY TYPE         COUPON RATE          DATE
                                 -------------------    ---------------    ------------
      Bank of America
        Securities TriParty
        Joint Repurchase
        Agreement..............  FNMA                           5.00%             2035
      BNP Paribas TriParty
        Joint Repurchase         FHLMC                  4.50% - 5.00%      2020 - 2035
        Agreement..............  FNMA                   4.50% - 6.50%      2034 - 2036
      BNP Paribas Joint          U.S. Treasury Bonds            6.00%             2026
        Repurchase Agreement...  U.S. Treasury Notes            7.50%             2016
      Deutsche Bank Securities
        Joint Repurchase
        Agreement..............  U.S. Treasury Note            3.375%             2029
      Deutsche Bank Securities
        TriParty Joint           FHLMC                  4.50% - 6.50%      2020 - 2035
        Repurchase Agreement...  GNMA                   5.00% - 6.00%      2032 - 2033
      RBS Greenwich Joint
        Repurchase Agreement...  U.S. Treasury Notes           4.875%             2009
      UBS Securities TriParty
        Joint Repurchase         FHLMC                  4.50% - 6.50%      2018 - 2036
        Agreement..............  FNMA                   4.50% - 7.00%      2018 - 2046
      UBS Securities, Inc.
        Joint Repurchase
        Agreement..............  U.S. Treasury Bonds            6.25%             2023

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
  DESCRIPTION                               TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
  -----------                               -----------         ------         --------          --------          --------------
  Hong Kong Dollar                             Sell              $41             $41            02/01/2007              $--
                                                                                                                        ===

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.9%
            BASIC MATERIALS -- 6.6%
       2    AEP Industries, Inc. (D)..........................  $     106
       9    AK Steel Holding Corp. (D)........................        188
       6    Aventine Renewable Energy Holdings, Inc. (D)......         92
       6    Balchem Corp. ....................................         97
       4    Cabot Microelectronics Corp. (D)..................        113
      28    Carpenter Technology Corp. .......................      3,314
      30    Century Aluminum Co. (D)..........................      1,363
      39    Ceradyne, Inc. (D)(G).............................      2,087
      14    Champion Enterprises, Inc. (D)....................        118
      56    Chaparral Steel Co. ..............................      2,865
     121    Cleveland-Cliffs, Inc. ...........................      6,639
       3    Deltic Timber Corp. ..............................        134
      45    Eagle Materials, Inc. (G).........................      2,198
       5    Georgia Gulf Corp. (G)............................        107
      13    Hercules, Inc. (D)................................        245
      90    Insteel Industries, Inc. .........................      1,508
       3    NCI Building Systems, Inc. (D)....................        159
       3    Neenah Paper, Inc. ...............................         94
       1    Newmarket Corp. ..................................         82
       4    Pioneer Co. (D)...................................        107
       6    Playtex Products, Inc. (D)........................         90
       4    Quanex Corp. .....................................        158
     115    Select Comfort Corp. (D)(G).......................      2,125
      77    Sun Hydraulics Corp. .............................      1,631
     109    Tempur-Pedic International, Inc. (G)..............      2,604
      67    Timken Co. .......................................      1,926
      11    Wausau Paper Corp. ...............................        150
      13    Xerium Technologies, Inc. ........................        128
                                                                ---------
                                                                   30,428
                                                                ---------
            CAPITAL GOODS -- 5.2%
      26    Armor Holdings, Inc. (D)(G).......................      1,567
       3    Clarcor, Inc. ....................................         87
       5    Columbus McKinnon Corp. (D)(G)....................        109
       4    Daktronics, Inc. (G)..............................        137
      79    Graco, Inc. ......................................      3,237
       4    II VI, Inc. (D)...................................        121
      48    Lennox International, Inc. .......................      1,447
      24    Lone Star Technologies, Inc. (D)..................      1,170
      20    Lufkin Industries, Inc. ..........................      1,213
       7    Marvel Entertainment, Inc. (D)(G).................        188
      62    Nordson Corp. (G).................................      3,191
       4    Oil States International, Inc. (D)................        112
       8    Orbital Sciences Corp. (D)........................        144
      97    Steelcase, Inc. ..................................      1,894
      91    Tennant Co. (G)...................................      2,825
       5    Tessera Technologies, Inc. (D)....................        183
      33    Toro Co. .........................................      1,687
     115    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................      4,747
                                                                ---------
                                                                   24,059
                                                                ---------
            CONSUMER CYCLICAL -- 13.3%
      53    Aeropostale, Inc. (D)(G)..........................      1,903
       4    Albany International Corp. Class A (G)............        151
      86    American Woodmark Corp. ..........................      3,882
       1    AMREP Corp. (G)...................................         79
      99    Ann Taylor Stores Corp. (D)(G)....................      3,402

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
      61    Applied Industrial Technologies, Inc. ............  $   1,502
     395    Arris Group, Inc. (D)(G)..........................      5,610
       5    Bebe Stores, Inc. ................................         96
      53    Bon-Ton Stores, Inc. .............................      1,931
       3    Charlotte Russe Holding, Inc. (D).................        102
       6    Charming Shoppes, Inc. (D)(G).....................         84
      79    Christopher & Banks Corp. (G).....................      1,412
       3    Deckers Outdoor Corp. (D).........................        161
      55    Dress Barn, Inc (D)...............................      1,242
     186    DSW, Inc. (D)(G)..................................      7,461
      62    First Cash Financial Services, Inc. (D)(G)........      1,456
      58    Genesco, Inc. (D)(G)..............................      2,277
       3    GenTek, Inc. (D)..................................        124
       2    Granite Construction, Inc. .......................         91
       2    Guess?, Inc. (G)..................................        129
       5    Gymboree Corp. (D)................................        228
       3    Herman Miller, Inc. ..............................        106
       5    Iconix Brand Group, Inc. (D)(G)...................        102
     101    J. Crew Group, Inc. (D)...........................      3,666
       7    Kimball International, Inc. ......................        174
       3    K-Swiss, Inc. ....................................        101
       9    Maidenform Brands, Inc. (D).......................        186
      24    McGrath RentCorp..................................        726
       3    Men's Wearhouse, Inc. (G).........................        140
      75    Noble International Ltd. (G)......................      1,430
       3    Pantry, Inc. (D)(G)...............................        152
      58    Phillips-Van Heusen Corp. ........................      3,214
       8    PSS World Medical, Inc. (D).......................        168
     125    Quicksilver, Inc. (D).............................      1,776
      43    RARE Hospitality International, Inc. (D)(G).......      1,344
     199    Skechers U.S.A., Inc. Class A (D)(G)..............      7,037
       3    Sotheby's (G).....................................        116
      37    Stanley Furniture Co., Inc. (G)...................        795
       4    Steven Madden Ltd. ...............................        120
       3    Synaptics, Inc. (D)...............................         84
     146    Talbots, Inc. (G).................................      3,448
       3    The Buckle, Inc. (G)..............................        117
     198    True Religion Apparel, Inc. (D)(G)................      3,319
       2    Tween Brands, Inc. (D)(G).........................         84
                                                                ---------
                                                                   61,728
                                                                ---------
            CONSUMER STAPLES -- 0.5%
       4    Boston Beer Co., Inc. Class A (D).................        127
       3    Chattem, Inc. (D)(G)..............................        155
       3    Lancaster Colony Corp. ...........................        132
     231    Sally Beauty Co., Inc. (D)........................      2,029
                                                                ---------
                                                                    2,443
                                                                ---------
            ENERGY -- 5.0%
       6    Alon USA Energy, Inc. (G).........................        159
       3    Berry Petroleum Co. ..............................        102
       9    Bois d'Arc Energy, Inc. (D).......................        141
      84    Cabot Oil & Gas Corp. (G).........................      5,445
      10    Callon Petroleum Corp. (D)........................        132
       3    Clayton Williams Energy, Inc. (D).................         91
       5    Comstock Resources, Inc. (D)......................        156
       3    Crosstex Energy, Inc. (G).........................        103
     102    Delek US Holdings, Inc. (G).......................      1,739
      53    Encore Acquisition Co. (D)........................      1,378

 THE HARTFORD SMALLCAP GROWTH FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            ENERGY -- (CONTINUED)
     121    Frontier Oil Corp. (G)............................  $   3,426
       1    Giant Industries, Inc. (D)........................         67
     288    Grey Wolf, Inc. (D)...............................      1,967
      32    Hercules Offshore, Inc. (D)(G)....................        843
       5    Mariner Energy, Inc. (D)..........................        104
       2    Penn Virginia Corp. ..............................        133
       9    Petrohawk Energy Corp. (D)........................        100
       3    Petroleum Development Corp. (D)...................        163
     168    Pioneer Drilling Co. (D)..........................      2,127
      44    St. Mary Land & Exploration Co. (G)...............      1,591
      28    Swift Energy Co. (D)(G)...........................      1,259
      47    Trico Marine Services, Inc. (D)...................      1,529
      29    Vaalco Energy, Inc. (D)...........................        189
       4    WD40 Co. .........................................        126
       2    W-H Energy Services (D)...........................         94
                                                                ---------
                                                                   23,164
                                                                ---------
            FINANCE -- 10.0%
      76    Advance America Cash Advance Centers, Inc. .......      1,064
      71    Advanta Corp. Class B (G).........................      3,295
      --    Alexander's, Inc. (D)(G)..........................        152
      20    Allied World Assurance Holdings Ltd. .............        860
      10    Amerigroup Corp. (D)(G)...........................        357
      62    Arch Capital Group Ltd. (D).......................      3,985
     121    Aspen Insurance Holdings Ltd. ....................      3,103
       3    Asta Funding, Inc. (G)............................         88
       7    Centene Corp. (D).................................        167
      18    City Holding Co. .................................        714
      69    Corus Bankshares, Inc. (G)........................      1,463
      45    Cousins Properties, Inc. (G)......................      1,774
       4    Credit Acceptance Corp. (D).......................        113
      69    Diamondrock Hospitality...........................      1,308
       2    EastGroup Properties, Inc. .......................        106
      29    eHealth, Inc. (D).................................        644
     158    Encore Capital Group, Inc. (D)(G).................      1,794
      14    Ezcorp, Inc. (D)(G)...............................        236
      45    First Community Bancorp, Inc. (G).................      2,383
       4    Getty Realty Corp. ...............................        110
       2    Greenhill & Co., Inc. (G).........................        151
     135    Hersha Hospitality Trust..........................      1,506
     315    Impac Mortgage Holdings, Inc. (G).................      2,714
     101    IndyMac Bancorp, Inc. (G).........................      3,940
       5    Inland Real Estate Corp. .........................         93
       2    International Securities Exchange Holdings,
              Inc. ...........................................         84
      60    Maguire Properties, Inc. (G)......................      2,620
       8    Molina Healthcare, Inc. (D).......................        260
       4    National Interstate Corp. ........................        107
     121    Net 1 UEPS Technologies, Inc. (D)(G)..............      3,282
       7    Omega Healthcare Investors........................        124
       5    optionsXpress Holdings, Inc. .....................        110
       1    PS Business Parks, Inc. ..........................        108
       4    Saul Centers, Inc. ...............................        206
     160    Strategic Hotels & Resorts, Inc. (G)..............      3,439
      38    Sunstone Hotel Investors, Inc. ...................      1,072
       4    Tower Group, Inc. ................................        125

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      37    UTStarcom, Inc. (D)(G)............................  $     324
      31    Wellcare Health Plans, Inc. (D)(G)................      2,433
                                                                ---------
                                                                   46,414
                                                                ---------
            HEALTH CARE -- 15.8%
     101    Acadia Pharmaceuticals, Inc. (D)(G)...............        726
     284    Alkermes, Inc. (D)(G).............................      4,231
      23    Alliance Imaging, Inc. (D)........................        164
       6    Alpharma, Inc. Class A............................        160
       4    AmSurg Corp. (D)..................................         84
      58    Amylin Pharmaceuticals, Inc. (D)..................      2,249
     219    Applera Corp. -- Celera Group (D).................      3,469
       9    Apria Healthcare Group, Inc. (D)..................        258
     147    Ciphergen Biosystems, Inc. (D)....................        257
     360    CV Therapeutics, Inc. (D)(G)......................      4,855
     120    Cytokinetics, Inc. (D)(G).........................        951
       2    Digene Corp. (D)..................................        102
     292    Encysive Pharmaceuticals, Inc. (D)(G).............        977
     274    Exelixis, Inc. (D)(G).............................      2,681
       3    Forrester Research, Inc. (D)......................         96
       2    Haemonetics Corp. (D).............................         94
       4    Healthways, Inc. (D)(G)...........................        167
     115    Human Genome Sciences, Inc. (D)(G)................      1,351
       4    Illumina, Inc. (D)................................        163
      59    Immucor, Inc. (D).................................      1,868
     141    Incyte Corp. (D)..................................      1,048
       5    InterMune, Inc. (D)(G)............................        158
       4    Kyphon, Inc. (D)..................................        174
       5    Lifecell Corp. (D)................................        122
     214    LifePoint Hospitals, Inc. (D)(G)..................      7,258
      56    Longs Drug Stores Corp. (G).......................      2,417
      59    Magellan Health Services, Inc. (D)................      2,409
     115    Mannatech, Inc. (G)...............................      1,847
       3    Medical Action Industries, Inc. (D)...............         99
       5    Medicines Co. (D).................................        146
       5    Medicis Pharmaceutical Corp. Class A..............        192
      50    Mentor Corp. .....................................      2,572
       4    Meridian Bioscience, Inc. ........................        114
       5    NBTY, Inc. (D)(G).................................        242
       2    New River Pharmaceuticals, Inc. (D)(G)............         94
     664    NPS Pharmaceuticals, Inc. (D)(G)..................      2,591
     110    Onyx Pharmaceuticals, Inc. (D)....................      1,307
      53    OSI Pharmaceuticals, Inc. (D).....................      1,810
       4    PAREXEL International Corp. (D)...................        146
     226    Perrigo Co. (G)...................................      3,904
      83    Pharmion Corp. (D)................................      2,649
     222    Regeneron Pharmaceuticals, Inc. (D)(G)............      4,406
     228    Rigel Pharmaceuticals, Inc. (D)...................      2,590
      70    Salix Pharmaceuticals Ltd. (D)....................        998
       5    Sciele Pharma, Inc. (D)(G)........................        123
     121    STERIS Corp. (G)..................................      3,132
       4    SurModics, Inc. (D)(G)............................        138
       3    United Therapeutics Corp. (D).....................        139
       5    Valeant Pharmaceuticals International.............         95
       9    ViroPharma, Inc. (D)(G)...........................        157
       4    West Pharmaceutical Services......................        197
      63    Wright Medical Group, Inc. (D)....................      1,375

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      37    Zoll Medical Corp. (D)............................  $   2,347
     101    Zymogenetics, Inc. (D)............................      1,613
                                                                ---------
                                                                   73,512
                                                                ---------
            SERVICES -- 13.3%
      42    Advisory Board Co. (D)(G).........................      2,382
      54    Allscripts Healthcare Solutions, Inc. (D).........      1,639
       2    Anixter International, Inc. (D)(G)................         94
     202    BISYS Group, Inc. (D).............................      2,585
      47    Central European Media Enterprises Ltd. (D)(G)....      4,053
      50    Cerner Corp. (D)..................................      2,246
       3    Coinstar, Inc. (D)(G).............................        103
       3    Computer Programs and Systems, Inc. ..............         89
      43    Comsys IT Partners, Inc. (D)......................        926
       7    Corvel (D)(G).....................................        348
       6    Digital River, Inc. (D)...........................        282
      54    Factset Research Systems, Inc. ...................      3,136
      10    First Consulting Group, Inc. (D)(G)...............        134
      11    Foundry Networks, Inc. (D)........................        166
       3    Geo Group, Inc. (D)...............................        152
     117    Gevity HR, Inc. ..................................      2,587
     217    Global Imaging Systems, Inc. (D)(G)...............      4,183
      73    Healthspring, Inc. (D)............................      1,438
      38    Heidrick & Struggles International, Inc. (D)......      1,660
     117    Hub Group, Inc. (D)(G)............................      3,488
      66    Imergent, Inc. (G)................................      1,317
       5    Inter-Tel, Inc. ..................................        102
      12    INVESTools, Inc. (D)..............................        175
      99    ITT Educational Services, Inc. (D)................      7,651
      84    Jack Henry & Associates, Inc. ....................      1,795
       5    Korn/Ferry International (D)......................        122
      74    Live Nation, Inc. (D)(G)..........................      1,834
       5    Lodgenet Entertainment Corp. (D)(G)...............        135
       8    Macrovision Corp. (D).............................        202
       7    Manhattan Associates, Inc. (D)....................        197
      68    Martha Stewart Living Omnimedia, Inc. (G).........      1,257
       2    Micros Systems (D)................................        129
      34    MoneyGram International, Inc. ....................      1,005
      28    MTS Systems Corp. (G).............................      1,198
      76    Parametric Technology Corp. (D)(G)................      1,505
     111    Perot Systems Corp. Class A (D)(G)................      1,810
      49    Plexus Corp. (D)(G)...............................        823
      78    Priceline.com, Inc. (D)(G)........................      3,344
       4    Quality Systems...................................        172
      54    Resources Connection, Inc. (D)(G).................      1,683
       3    Standard Parking Corp. (D)........................        125
       4    TeleTech Holdings, Inc. (D).......................        100
       7    Time Warner Telecom, Inc. Class A (D).............        173
       6    Tyler Corp. (D)...................................         88
       4    Waste Industries USA, Inc. (G)....................        120
      41    Watson Wyatt Worldwide, Inc.. (G).................      1,798
      43    Wright Express Corp. (D)(G).......................      1,318
                                                                ---------
                                                                   61,869
                                                                ---------
            TECHNOLOGY -- 23.9%
     137    Acuity Brands, Inc. (G)...........................      7,943
      83    Acxiom Corp. .....................................      1,882
       6    ADTRAN, Inc. (G)..................................        140

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
     268    Advanced Energy Industries, Inc. (D)..............  $   4,651
       6    American Medical Systems Holdings (D).............        119
       2    American Science & Engineering, Inc. (D)(G).......        136
     378    Amkor Technology, Inc. (D)(G).....................      3,978
      10    Ansoft Corp. (D)..................................        277
      42    Ansys, Inc. (D)(G)................................      2,099
      78    Benchmark Electronics, Inc. (D)...................      1,774
       3    Biosite Diagnostics, Inc. (D).....................        144
      89    Blackbaud, Inc. (G)...............................      2,143
     404    Brocade Communications Systems, Inc. (D)(G).......      3,466
      14    Bruker BioSciences Corp. (D)......................        103
      29    Carrier Access Corp. (D)..........................        167
      15    C-COR.net Corp. (D)...............................        203
      34    Chordiant Software, Inc. (D)......................        110
     266    Cirrus Logic, Inc. (D)............................      1,975
       2    Commonwealth Telephone Enterprise, Inc. ..........         98
     149    CSG Systems International, Inc. (D)(G)............      3,746
      69    Diodes, Inc. (D)..................................      2,523
       2    Dionex Corp. (D)..................................        103
      12    Dobson Communications Corp. (D)...................        117
     183    Eagle Test Systems, Inc. (D)(G)...................      2,645
     101    eFunds Corp. (D)(G)...............................      2,696
      16    Emulex Corp. (D)..................................        277
       6    FLIR Systems, Inc. (D)............................        172
       3    FormFactor, Inc. (D)(G)...........................        132
     467    Gemstar-TV Guide International, Inc. (D)(G).......      1,887
       3    General Cable Corp. (D)...........................        126
       8    General Communication, Inc. Class A (D)...........        125
     100    Golden Telecom, Inc. .............................      5,168
      13    Harmonic, Inc. (D)................................        120
       4    Hittite Microwave Corp. (D)(G)....................        144
       4    Hologic, Inc. (D).................................        201
       6    Hyperion Solutions Corp. (D)......................        237
       3    IHS, Inc. (D).....................................        112
       8    Informatica Corp. (D).............................        104
      53    Interdigital Communications Corp. (D)(G)..........      1,846
       9    Internap Network Services Corp. (D)(G)............        158
       8    Interwoven, Inc. (D)..............................        132
     153    j2 Global Communications, Inc. (D)................      4,052
      95    Komag, Inc. (D)(G)................................      3,248
      66    Lamson & Sessions Co. (D)(G)......................      1,732
       7    Lightbridge, Inc. (D).............................        116
      26    LTX Corp. (D).....................................        135
     184    Micrel, Inc. (D)..................................      1,856
      41    MicroStrategy, Inc. (D)...........................      4,970
      46    Neustar, Inc. (D).................................      1,418
      91    Novatel, Inc. (D).................................      3,733
      88    Palomar Medical Technologies, Inc. (D)(G).........      4,354
       4    Park Electrochemical Corp. .......................        101
       6    Phase Forward, Inc. (D)...........................         81
      13    Photon Dynamics, Inc. (D).........................        151
      38    Polycom, Inc. (D)(G)..............................      1,265
      30    RealNetworks, Inc. (D)(G).........................        323
      47    Regal-Beloit Corp. (G)............................      2,380
      15    RF Micro Devices, Inc. (D)(G).....................        112
       7    Semtech Corp. (D).................................        101
     213    Silicon Image, Inc. (D)(G)........................      2,573
      28    Silicon Storage Technology, Inc. (D)(G)...........        141
       5    SiRF Technology Holdings, Inc. (D)................        147

 THE HARTFORD SMALLCAP GROWTH FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     366    Skyworks Solutions, Inc. (D)(G)...................  $   2,405
       7    Smith Micro Software, Inc. (D)....................         98
       3    SRA International, Inc. (D).......................         83
       3    Supertex, Inc. (D)................................         95
      72    Sybase, Inc. (D)(G)...............................      1,855
      81    Syniverse Holdings, Inc. (D)(G)...................      1,193
       8    Techwell, Inc. (D)................................        137
       4    The Knot, Inc. (D)(G).............................        112
      26    Tibco Software, Inc. (D)..........................        240
      45    Transaction Systems Architects, Inc. (D)(G).......      1,627
      79    Travelzoo, Inc. (D)(G)............................      2,417
      68    Trident Microsystems, Inc. (D)....................      1,425
     191    Trizetto Group, Inc. (D)..........................      3,951
      40    United Industrial Corp. ..........................      2,000
     261    United Online, Inc. ..............................      3,669
       2    Varian, Inc. (D)..................................        127
       5    Vignette Corp. (D)................................         90
     135    Vishay Intertechnology, Inc. (D)(G)...............      1,769
       8    Websense, Inc. (D)................................        178
      17    Wind River Systems, Inc. (D)......................        173
      18    Zoran Corp. (D)...................................        252
                                                                ---------
                                                                  111,064
                                                                ---------
            TRANSPORTATION -- 4.3%
      81    American Commercial Lines, Inc. (D)...............      5,682
      11    ExpressJet Holdings, Inc. (D)#....................         89
      62    Freighter America, Inc. ..........................      3,591
      84    General Maritime Corp. ...........................      3,053
       7    Horizon Lines, Inc. Class A.......................        221
     243    Knight Transportation, Inc. ......................      4,570
      25    Thor Industries, Inc. ............................      1,048
      91    Werner Enterprises, Inc. .........................      1,734
       4    Winnebago Industries, Inc. .......................        119
                                                                ---------
                                                                   20,107
                                                                ---------
            Total common stock
              (cost $418,773).................................  $ 454,788
                                                                ---------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 26.9%
            REPURCHASE AGREEMENTS @ -- 1.5%
$  1,086    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $   1,086
     613    BNP Paribas Repurchase Agreement,
              5.19%, 02/01/2007...............................        613
   1,505    BNP Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................      1,505
      46    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................         46
     762    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement
              5.27% 02/01/2007................................        762
     613    RBS Greenwich Repurchase Agreement,
              5.19%, 02/01/2007...............................        614

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
$    750    UBS Securities Repurchase Agreement,
              5.19%, 02/01/2007...............................  $     750
   1,791    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................      1,791
                                                                ---------
                                                                    7,167
                                                                ---------
            U.S. TREASURY SECURITIES -- 0.1%
     210    U.S. Treasury Bill,
              4.86%, 02/08/2007 (M)(S)(G).....................        210
     175    U.S. Treasury Bill,
              4.86%, 03/15/2007 (M)(S)........................        175
                                                                ---------
                                                                      385
                                                                ---------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.3%
 117,152    Mellon GSL DBTII Collateral Fund..................  $ 117,152
                                                                ---------
            Total short-term investments
              (cost $124,704).................................  $ 124,704
                                                                ---------
            Total investments in securities
              (cost $543,477) (C).............................  $ 579,492
            Other assets and liabilities......................   (115,135)
                                                                ---------
            Total net assets..................................  $ 464,357
                                                                =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.80% of total net assets at January 31, 2007.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $544,542 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 53,995
      Unrealized depreciation........................   (19,045)
                                                       --------
      Net unrealized appreciation....................  $ 34,950
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (S)Security pledged as initial margin deposit for open futures contracts at January 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JANUARY 31, 2007:

                                                                     UNREALIZED
                               NUMBER OF                            APPRECIATION
      DESCRIPTION              CONTRACTS*   POSITION   EXPIRATION  (DEPRECIATION)
      -----------              ----------   --------   ----------  --------------
      Russell 2000 Mini            25         Long       Mar-07         $29
                                                                        ===

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE        COUPON RATE     EXPIRATION DATE
                                                                       -------------        -----------     ---------------
        Bank of America Securities TriParty Joint Repurchase
          Agreement                                                 FNMA                           5.00%             2035
        BNP Paribas TriParty Joint Repurchase Agreement             FHLMC                  4.50% - 5.00%      2020 - 2035
                                                                    FNMA                   4.50% - 6.50%      2034 - 2036
        BNP Paribas Repurchase Joint Repurchase Agreement           U.S. Treasury Bonds            6.00%             2026
                                                                    U.S. Treasury Notes            7.50%             2016
        Deutsche Bank Securities Joint Repurchase Agreement         U.S. Treasury Note            3.375%             2029
        Deutsche Bank Securities TriParty Joint Repurchase
          Agreement                                                 FHLMC                  4.50% - 6.50%      2020 - 2035
                                                                    GNMA                   5.00% - 6.00%      2032 - 2033
        RBS Greenwich Joint Repurchase Agreement                    U.S. Treasury Notes           4.875%             2009
        UBS Securities TriParty Joint Repurchase Agreement          FHLMC                  4.50% - 6.50%      2018 - 2036
                                                                    FNMA                   4.50% - 7.00%      2018 - 2046
        UBS Securities, Inc. Joint Repurchase Agreement             U.S. Treasury Bonds            6.25%             2023

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                        VALUE (W)
-------                                                       ----------
COMMON STOCK -- 100.4%
          BASIC MATERIALS -- 5.8%
    636   Alcoa, Inc. ......................................  $   20,556
    184   Arcelor Mittal....................................       8,729
    173   Cameco Corp. .....................................       6,581
    297   Companhia Vale do Rio Doce ADR....................      10,064
    209   Dow Chemical Co. .................................       8,686
    128   E.I. DuPont de Nemours & Co. .....................       6,324
    133   Freeport-McMoRan Copper & Gold, Inc. Class B......       7,620
                                                              ----------
                                                                  68,560
                                                              ----------
          CAPITAL GOODS -- 4.0%
    223   American Standard Cos., Inc. .....................      10,999
    145   Boeing Co. .......................................      12,977
    219   Caterpillar, Inc. ................................      14,038
    100   Deere & Co. ......................................       9,988
                                                              ----------
                                                                  48,002
                                                              ----------
          CONSUMER CYCLICAL -- 6.9%
    646   Circuit City Stores, Inc. ........................      13,193
    444   D.R. Horton, Inc. ................................      12,897
    222   eBay, Inc. (D)....................................       7,197
    283   Gap, Inc. ........................................       5,425
    193   Home Depot, Inc. .................................       7,875
    325   Lowe's Cos., Inc. ................................      10,952
     93   Toyota Motor Corp. (A)(G).........................       6,121
    395   Wal-Mart Stores, Inc. ............................      18,857
                                                              ----------
                                                                  82,517
                                                              ----------
          CONSUMER STAPLES -- 6.9%
     91   Bunge Ltd. (G)....................................       7,003
     98   Clorox Co. .......................................       6,437
      1   Japan Tobacco, Inc. (A)...........................       6,412
    341   PepsiCo, Inc. ....................................      22,253
    405   Procter & Gamble Co. .............................      26,272
    282   Tyson Foods, Inc. Class A.........................       4,997
    334   Unilever N.V. NY Shares...........................       8,912
                                                              ----------
                                                                  82,286
                                                              ----------
          ENERGY -- 6.7%
     71   CNOOC Ltd. ADR (G)................................       6,107
    278   EnCana Corp. .....................................      13,343
    248   Exxon Mobil Corp. ................................      18,391
    592   Halliburton Co. ..................................      17,473
    125   OAO Gazprom Class S ADR (K).......................       5,369
    290   Occidental Petroleum Corp. .......................      13,449
    121   XTO Energy, Inc. .................................       6,117
                                                              ----------
                                                                  80,249
                                                              ----------
          FINANCE -- 22.4%
    649   Aegon N.V. (A)....................................      12,802
  1,043   Akbank T.A.S (A)..................................       6,833
    425   American International Group, Inc. ...............      29,074
    533   Bank of America Corp. ............................      28,031
    321   Bank of New York Co., Inc. .......................      12,831
    270   Capital One Financial Corp. ......................      21,724
    543   Citigroup, Inc. ..................................      29,936
     37   Commerce Bancorp, Inc. ...........................       1,257
    328   Countrywide Financial Corp. ......................      14,266

                                                                MARKET
SHARES                                                        VALUE (W)
-------                                                       ----------
          FINANCE -- (CONTINUED)
    475   E*Trade Financial Corp. (D).......................  $   11,590
    113   Federal Home Loan Mortgage Corp. .................       7,344
    122   ING Groep N.V. ADR................................       5,393
      1   Mitsubishi UFJ Financial Group, Inc. (A)..........      12,692
     37   Muenchener Rueckversicherungs-Gesellschaft AG
            (A).............................................       5,930
    174   State Street Corp. ...............................      12,363
    360   UBS AG (G)........................................      22,662
    428   UnitedHealth Group, Inc. (D)......................      22,367
    422   Western Union Co. ................................       9,436
                                                              ----------
                                                                 266,531
                                                              ----------
          HEALTH CARE -- 10.4%
    337   Abbott Laboratories...............................      17,861
    864   Boston Scientific Corp. (D).......................      15,931
    593   Bristol-Myers Squibb Co. .........................      17,058
     37   Cardinal Health, Inc. ............................       2,664
    905   Elan Corp. plc ADR (D)(G).........................      11,261
    412   Eli Lilly & Co. ..................................      22,314
    401   Sanofi-Aventis S.A. ADR...........................      17,694
    502   Schering-Plough Corp. ............................      12,552
    388   Shionogi & Co., Ltd. (A)..........................       6,903
                                                              ----------
                                                                 124,238
                                                              ----------
          SERVICES -- 7.4%
    255   Accenture Ltd. Class A............................       9,615
    127   Fluor Corp. ......................................      10,474
     74   Monster Worldwide, Inc. (D).......................       3,676
    506   Time Warner, Inc. ................................      11,070
    368   United Parcel Service, Inc. Class B...............      26,628
    260   Viacom, Inc. Class B (D)..........................      10,568
     87   Walt Disney Co. ..................................       3,053
    885   XM Satellite Radio Holdings, Inc. Class A (D)(G)..      12,577
                                                              ----------
                                                                  87,661
                                                              ----------
          TECHNOLOGY -- 29.0%
    259   Adobe Systems, Inc. (D)...........................      10,063
    441   Advanced Micro Devices, Inc. (D)..................       6,859
    130   Apple, Inc. (D)...................................      11,171
    934   AT&T, Inc. .......................................      35,137
    232   Broadcom Corp. Class A (D)........................       7,389
  1,098   Cisco Systems, Inc. (D)...........................      29,196
    601   Corning, Inc. (D).................................      12,514
  1,480   EMC Corp. (D).....................................      20,707
    964   First Data Corp. .................................      23,960
    946   Flextronics International Ltd. (D)(G).............      11,004
  1,585   General Electric Co. .............................      57,136
     45   Google, Inc. (D)..................................      22,559
    415   Maxim Integrated Products, Inc. ..................      12,770
    491   Medtronic, Inc. ..................................      26,249
    232   Motorola, Inc. ...................................       4,595
     45   Research in Motion Ltd. (D).......................       5,788
    238   Sharp Corp. (A)(G)................................       4,066
  1,079   Sprint Nextel Corp. ..............................      19,239
    347   Texas Instruments, Inc. ..........................      10,826
    489   Yahoo!, Inc. (D)..................................      13,852
                                                              ----------
                                                                 345,080
                                                              ----------

--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                        VALUE (W)
-------                                                       ----------
COMMON STOCK -- (CONTINUED)
          UTILITIES -- 0.9%
    541   British Energy Group plc (D)(A)...................  $    4,665
     46   E.On AG (A).......................................       6,246
                                                              ----------
                                                                  10,911
                                                              ----------
          Total common stock
            (cost $1,105,522)...............................  $1,196,035
                                                              ----------
SHORT-TERM INVESTMENTS -- 1.3%
          SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
          LENDING -- 1.3%
 15,403   Navigator Prime Portfolio.........................  $   15,403
                                                              ----------
          Total short-term investments
            (cost $15,403)..................................  $   15,403
                                                              ----------
          Total investments in securities
            (cost $1,120,925) (C)...........................  $1,211,438
          Other assets and liabilities......................     (20,553)
                                                              ----------
          Total net assets..................................  $1,190,885
                                                              ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.34% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $72,670, which represents 6.10% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $1,138,227 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $103,621
      Unrealized depreciation........................   (30,410)
                                                       --------
      Net unrealized appreciation....................  $ 73,211
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at January 31, 2007.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $5,369 or 0.45% of net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD TARGET RETIREMENT 2010 FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
AFFILIATED INVESTMENT COMPANIES -- 98.5%
EQUITY FUNDS -- 45.9%
    13      Hartford Capital Appreciation Fund, Class Y.......    $  530
    13      Hartford Disciplined Equity Fund, Class Y.........       191
     6      Hartford Equity Income Fund, Class Y..............        79
     5      Hartford Global Leaders Fund, Class Y.............       103
     3      Hartford Growth Opportunities Fund, Class Y.......        79
     9      Hartford International Opportunities Fund, Class
              Y...............................................       152
    10      Hartford International Small Company Fund, Class
              Y...............................................       152
     7      Hartford Select MidCap Value Fund, Class Y........        86
     9      Hartford Select SmallCap Value Fund, Class Y......       101
     4      Hartford Small Company Fund, Class Y..............        80
    31      Hartford Value Fund, Class Y......................       396
                                                                  ------
            Total equity funds
              (cost $1,909)...................................    $1,949
                                                                  ------
FIXED INCOME FUNDS -- 52.6%
    29      Hartford Floating Rate Fund, Class Y..............       292
    61      Hartford Income Fund, Class Y.....................       632
    30      Hartford Inflation Plus Fund, Class Y.............       307
    71      Hartford Short Duration Fund, Class Y.............       702
    28      Hartford Total Return Bond Fund, Class Y..........       304
                                                                  ------
            Total fixed income funds
              (cost $2,235)...................................    $2,237
                                                                  ------
            Total investments in affiliated investment
              companies
              (cost $4,144) (C)...............................    $4,186
            Other assets & liabilities........................        64
                                                                  ------
            Total net assets..................................    $4,250
                                                                  ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $4,144 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $42
      Unrealized depreciation.............................   --
                                                            ---
      Net unrealized appreciation.........................  $42
                                                            ===

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD TARGET RETIREMENT 2020 FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  AFFILIATED INVESTMENT COMPANIES -- 98.8%
            EQUITY FUNDS -- 65.7%
    23      Hartford Capital Appreciation Fund, Class Y.......    $  935
    12      Hartford Disciplined Equity Fund, Class Y.........       170
    13      Hartford Equity Income Fund, Class Y..............       188
    15      Hartford Global Leaders Fund, Class Y.............       318
    11      Hartford Growth Opportunities Fund, Class Y.......       336
    14      Hartford International Opportunities Fund, Class
              Y...............................................       237
    15      Hartford International Small Company Fund, Class
              Y...............................................       240
    18      Hartford Select SmallCap Value Fund, Class Y......       205
    14      Hartford Small Company Fund, Class Y..............       327
    67      Hartford Value Fund, Class Y......................       850
                                                                  ------
            Total equity funds
              (cost $3,724)...................................    $3,806
                                                                  ------
            FIXED INCOME FUNDS -- 33.1%
    25      Hartford Floating Rate Fund, Class Y..............       255
    65      Hartford Income Fund, Class Y.....................       669
    24      Hartford Inflation Plus Fund, Class Y.............       246
    44      Hartford Short Duration Fund, Class Y.............       434
    29      Hartford Total Return Bond Fund, Class Y..........       314
                                                                  ------
            Total fixed income funds
              (cost $1,918)...................................    $1,918
                                                                  ------
            Total investments in affiliated investment
              companies
              (cost $5,642) (C)...............................    $5,724
            Other assets & liabilities........................        70
                                                                  ------
            Total net assets..................................    $5,794
                                                                  ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $5,643 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $83
      Unrealized depreciation.............................   (2)
                                                            ---
      Net unrealized appreciation.........................  $81
                                                            ===

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD TARGET RETIREMENT 2030 FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
AFFILIATED INVESTMENT COMPANIES -- 98.4%
EQUITY FUNDS -- 78.4%
    26      Hartford Capital Appreciation Fund, Class Y.......    $1,075
    10      Hartford Disciplined Equity Fund, Class Y.........       146
    12      Hartford Equity Income Fund, Class Y..............       167
    17      Hartford Global Leaders Fund, Class Y.............       350
    10      Hartford Growth Opportunities Fund, Class Y.......       300
    14      Hartford International Opportunities Fund, Class
              Y...............................................       248
    17      Hartford International Small Company Fund, Class
              Y...............................................       260
    19      Hartford Select SmallCap Value Fund, Class Y......       217
    15      Hartford Small Company Fund, Class Y..............       350
    70      Hartford Value Fund, Class Y......................       897
                                                                  ------
            Total equity funds
              (cost $3,924)...................................    $4,010
                                                                  ------
FIXED INCOME FUNDS -- 20.0%
    20      Hartford Inflation Plus Fund, Class Y.............       205
    27      Hartford Short Duration Fund, Class Y.............       268
    51      Hartford Total Return Bond Fund, Class Y..........       548
                                                                  ------
            Total fixed income funds
              (cost $1,022)...................................    $1,021
                                                                  ------
            Total investments in affiliated investment
              companies
              (cost $4,946) (C)...............................    $5,031
            Other assets & liabilities........................        83
                                                                  ------
            Total net assets..................................    $5,114
                                                                  ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $4,946 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $86
      Unrealized depreciation.............................   (1)
                                                            ---
      Net unrealized appreciation.........................  $85
                                                            ===

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 96.2%
            GENERAL OBLIGATIONS -- 7.4%
 $  870     California GO,
              4.75%, 09/01/2028...............................   $   892
    600     Covina-Valley, CA, USD GO,
              4.38%, 08/01/2027...............................       596
    400     Grant, CA, USD GO,
              4.38%, 08/01/2031...............................       393
    250     Puerto Rico Commonwealth, Ref GO,
              5.00%, 07/01/2030...............................       261
                                                                 -------
                                                                   2,142
                                                                 -------
            HEALTH CARE/SERVICES -- 4.2%
    200     California Assoc of Bay Area Govs FA for
              Non-Profit Corp., San Diego Hospital Assoc,
              5.38%, 03/01/2021...............................       209
    250     California Health Fac FA, Catholic Healthcare
              West,
              5.25%, 07/01/2023...............................       264
    250     California PCR, Pacific Gas & Elec,
              3.50%, 12/01/2023...............................       250
    200     California Public Works Board, Dept of Mental
              Health Patton,
              5.38%, 04/01/2028...............................       211
    250     California State Comm DA, Health Services Rev,
              6.00%, 10/01/2023...............................       275
                                                                 -------
                                                                   1,209
                                                                 -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 16.4%
    300     California Educational Fac Auth Rev, Dominican
              University,
              5.00%, 12/01/2025...............................       310
    455     California Educational Fac Auth Rev, Golden Gate
              University,
              5.00%, 10/01/2025...............................       469
    630     California Educational Fac Auth Rev, Pitzer
              College,
              5.00%, 04/01/2030...............................       652
    200     California Educational Fac Auth Rev, Woodbury
              University,
              5.00%, 01/01/2025...............................       206
    180     California Educational Fac Auth, La Verne
              University,
              5.00%, 06/01/2031...............................       184
    750     California Educational Fac Auth, University of the
              Pacific,
              5.00%, 11/01/2036...............................       776
    250     California State Comm DA, John F. Kennedy
              University Rev,
              6.75%, 10/01/2033...............................       268
  1,000     California State University Rev,
              5.00%, 11/01/2028...............................     1,058
    175     California Statewide Comm DA, Thomas Jefferson Law
              School,
              4.88%, 10/01/2035...............................       175

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HIGHER EDUCATION -- (CONTINUED)
 $1,895     Chabot-Las Positas, CA, Comm College District,
              5.05%, 08/01/2033 (M)...........................   $   520
    110     University Virgin Islands,
              5.00%, 12/01/2021...............................       113
                                                                 -------
                                                                   4,731
                                                                 -------
            LAND DEVELOPMENT -- 4.3%
    100     Capistrano, CA, USD Comm Fac Dist Special Tax 90-2
              Talega,
              5.88%, 09/01/2022...............................       112
    200     Elk Grove, CA, Special Tax East Franklin
              Community,
              5.85%, 08/01/2036...............................       206
    250     Oakland, CA, Redev Agency Coliseum Area Redev Tax
              Allocation,
              5.25%, 09/01/2033...............................       271
    200     San Diego, CA, Redev Agency Centre City Sub Pkg,
              5.25%, 09/01/2026...............................       205
    425     Solano, CA, MBIA,
              5.25%, 11/01/2021...............................       460
                                                                 -------
                                                                   1,254
                                                                 -------
            MISCELLANEOUS -- 11.2%
    500     California Infrastructure & Econ Dev, Bay Area
              Toll Bridges FSA,
              5.00%, 07/01/2022...............................       553
  1,000     Kern County, CA, Tobacco Securitization Agency,
              6.00%, 06/01/2029 #.............................     1,067
    250     Lathrop, CA, FA Rev Water Supply Proj,
              6.00%, 06/01/2035...............................       265
  1,000     San Francisco, CA, Toll Bridge Rev,
              5.00%, 04/01/2031...............................     1,056
    300     Virgin Islands, Pub Fin Auth Rev,
              4.25%, 10/01/2029...............................       294
                                                                 -------
                                                                   3,235
                                                                 -------
            POLLUTION CONTROL -- 2.7%
    250     Big Bear Municipal Water Dist, Ref and Lake Impts,
              5.00%, 11/01/2024...............................       254
    250     California Statewide Comm Dev,
              5.00%, 11/01/2029...............................       248
    250     Virgin Islands Public FA, Revhovenska Refinery,
              6.13%, 07/01/2022...............................       273
                                                                 -------
                                                                     775
                                                                 -------
            PUBLIC FACILITIES -- 3.7%
    250     California Public Works Board, Dept of Corrections
              Ref,
              5.00%, 12/01/2018...............................       267
    300     California Public Works Board, Dept of Health
              Services Richmond Lab,
              5.00%, 11/01/2030...............................       314

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            PUBLIC FACILITIES -- (CONTINUED)
 $  160     California Statewide Comm Dev Auth, Var-Kaiser-C,
              5.25%, 08/01/2031...............................   $   170
    310     Long Beach, CA, Harbor Rev Ref,
              5.00%, 05/15/2015...............................       327
                                                                 -------
                                                                   1,078
                                                                 -------
            SPECIAL TAX ASSESSMENT -- 11.2%
     50     Beaumont, CA, FA Rev,
              7.25%, 09/01/2020...............................        57
    350     Burbank, CA, FA Rev South San Fernando Redev Proj,
              5.50%, 12/01/2023...............................       368
    650     Chico, CA, Redevelopment Agency Tax Allocation,
              5.00%, 04/01/2027...............................       687
    400     Contra Costa County, CA, Pub FA Tax Allocation,
              5.63%, 08/01/2033...............................       421
    400     Fontana, CA, Redev Agency Tax Allocation Ref
              Jurupa Hills Redev Proj,
              5.50%, 10/01/2027 #.............................       410
    400     Huntington Park, CA, Public FA Rev Ref,
              5.25%, 09/01/2019...............................       440
    300     Oceanside, CA, Comm Dev,
              5.70%, 09/01/2025...............................       318
    200     Riverside County, CA Public Financing Auth.,
              4.50%, 10/01/2037...............................       196
    150     San Diego, CA, Redev Agency Tax Allocation North
              Bay Redev Proj,
              5.60%, 09/01/2017...............................       156
    175     San Diego, CA, Redev Agency Tax Allocation North
              Park Redev Proj,
              5.30%, 09/01/2016...............................       181
                                                                 -------
                                                                   3,234
                                                                 -------
            TAX ALLOCATION -- 25.6%
    100     Azusa, CA, Special Tax Comm Fac Dist 1 Mountain
              Cove,
              5.75%, 09/01/2021...............................       104
    250     Beaumont California Financing Authority,
              5.05%, 09/01/2037...............................       249
    225     Chino, Ca, Comm Facs Dist Spl Tax,
              5.00%, 09/01/2036...............................       225
    300     Corona, CA Redev Agency Tax Allocation,
              4.50%, 11/01/2032 (Q)...........................       296
    250     Escondido California,
              5.15%, 09/01/2036...............................       251
    250     Hemet California USD,
              5.13%, 09/01/2036...............................       250
    325     Imperial, CA, Special Tax Comm Fac,
              5.00%, 09/01/2026...............................       321
    300     Indio, Ca, Comm Fac Dist,
              5.05%, 09/01/2026...............................       299
    135     Indio, CA, Public FA Rev Local Agency,
              5.00%, 09/02/2014 #.............................       137

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            TAX ALLOCATION -- (CONTINUED)
 $   57     Indio, CA, Public Improvement Act Special Assess
              2002-3 GO,
              6.35%, 09/02/2027...............................   $    58
    225     Irvine, CA, Comm Fac Dist No,
              5.20%, 09/01/2026 #.............................       230
    250     Jurupa CA,
              5.20%, 09/01/2036...............................       253
    100     Jurupa, CA, Comm Services Dist 6 Special Tax,
              5.88%, 09/01/2032...............................       102
    250     Lake Elsinore, CA, Special Tax Comm Fac Dist-
              Area,
              5.15%, 09/01/2025...............................       257
    200     Lake Elsinore, CA, Special Tax Comm Fac Dist,
              5.35%, 09/01/2036...............................       202
    100     Lake Elsinore, CA, Special Tax Impt Comm Fac Dist
              2-A,
              5.85%, 09/01/2024...............................       106
    150     Lee Lake, CA, Water Dist Comm Fac Dist 3 Special
              Tax Retreat,
              5.75%, 09/01/2023...............................       157
    295     Manhattan Beach, CA, Impt Bond Act,
              5.00%, 09/02/2026...............................       304
    110     Moreno Valley, CA, USD Comm Fac Special Tax
              2002-1,
              5.60%, 09/01/2017...............................       115
    100     Orange County, CA, Comm Fac Dist Special Tax 02-1
              Ladera Ranch,
              5.20%, 08/15/2019...............................       102
    200     Orange County, CA, Comm Fac Dist Special Tax 02-1
              Ladera Ranch,
              5.40%, 08/15/2022...............................       204
    165     Orange County, CA, Special Assessment,
              5.05%, 09/02/2033...............................       169
    300     Perris, CA, Comm Fac Dist,
              5.00%, 09/01/2037...............................       296
    100     Perris, CA, Public FA Local Agency Rev,
              6.25%, 09/01/2033...............................       109
    250     Poway, CA, University School Dist Special Tax,
              5.13%, 09/01/2026...............................       254
    200     Roseville, CA, Special Tax Comm Fac
              Dist 1,
              5.25%, 09/01/2025...............................       204
    250     Sacramento, CA, North Natomas Comm Fac,
              5.00%, 09/01/2025...............................       253
    300     Sacramento, CA, North Natomas Comm Fac,
              5.00%, 09/01/2026...............................       304
    200     Santa Margarita, CA, Water Dist Special Tax Comm
              Fac Dist 99-1,
              6.00%, 09/01/2030...............................       211
    200     Sun Ranch, CA, Municipal Water Dist,
              5.00%, 09/01/2036...............................       200
    250     Tustin, CA, USD Comm Fac Dist Special Tax 97 Jr
              Lien,
              5.60%, 09/01/2029...............................       255

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            TAX ALLOCATION -- (CONTINUED)
 $  200     Val Verde, CA, USD FA Special Tax Rev Jr Lien,
              6.00%, 10/01/2021...............................   $   208
    300     Westside, CA, Union School District,
              5.00%, 09/01/2036...............................       300
    300     William S. Hart Union High School Dist,
              5.25%, 09/01/2026...............................       306
    125     William S. Hart Union High School Dist, Special
              Tax Comm Fac 2002-1,
              5.85%, 09/01/2022...............................       132
                                                                 -------
                                                                   7,423
                                                                 -------
            UTILITIES -- COMBINED -- 1.0%
    250     California State Water Dept, Res Power Supply Rev,
              5.88%, 05/01/2016...............................       278
                                                                 -------
            UTILITIES -- GAS -- 1.1%
    300     Chula Vista, CA, IDR Daily San Diego Gas,
              5.30%, 07/01/2021...............................       320
                                                                 -------
            UTILITIES -- WATER AND SEWER -- 7.4%
    500     Atwater, CA, Public FA Sewer & Water Project,
              5.50%, 05/01/2028...............................       510
  1,000     California Metropolitan Water Dist, Southern CA
              Waterworks Rev,
              4.38%, 07/01/2037...............................       975
    375     Stockton, CA, Wastewater Sys Proj MBIA,
              5.20%, 09/01/2029...............................       388
    240     Truckee-Donner, Ca, Pub Utl Dist,
              5.00%, 11/15/2031...............................       253
                                                                 -------
                                                                   2,126
                                                                 -------
            Total municipal bonds
              (cost $27,052)..................................   $27,805
                                                                 -------
SHARES
---------
 SHORT-TERM INVESTMENTS -- 1.6%
            FINANCE -- 1.6%
    465     Dreyfus Basic California Municipal Money Market
              Fund............................................   $   465
                                                                 -------
            Total short-term investments
              (cost $465).....................................   $   465
                                                                 -------
            Total investments in securities
              (cost $27,517) (C)..............................   $28,270
            Other assets and liabilities......................       636
                                                                 -------
            Total net assets..................................   $28,906
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $27,517 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $780
      Unrealized depreciation............................   (27)
                                                           ----
      Net unrealized appreciation........................  $753
                                                           ====

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2007 was $292.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 97.1%
            GENERAL OBLIGATIONS -- 18.4%
 $1,000     Anoka-Hennepin, MN, ISD 11 GO Credit Enhancement
              Prog,
              5.00%, 02/01/2015...............................   $ 1,042
  1,300     Becker, MN, ISD 726 GO FSA,
              6.00%, 02/01/2017...............................     1,378
    500     Brainerd, MN, ISD 181 GO FGIC,
              5.38%, 02/01/2016...............................       538
    250     Minneapolis, MN, Parking Assess GO,
              5.00%, 12/01/2020...............................       265
    785     Mounds View, MN, ISD 621 GO,
              5.25%, 02/01/2014...............................       825
  1,950     Rosemount, MN, ISD 196 GO MBIA,
              5.70%, 04/01/2015 (M)...........................     1,383
    725     Todd, Morrison, Cass, & Wadena Counties, MN, GO,
              Hospital Lakewood Health Care Fac,
              5.25%, 12/01/2026...............................       762
    250     Willmar, MN, GO, Rice Memorial Hospital Proj FSA,
              5.00%, 02/01/2025...............................       262
                                                                 -------
                                                                   6,455
                                                                 -------
            HEALTH CARE/SERVICES -- 27.8%
    250     Bemidji, MN, Health Care Facility,
              5.00%, 09/01/2021...............................       260
    250     Bemidji, MN, Health Care Facility,
              5.00%, 09/01/2024...............................       259
    175     Canby, MN, Comm Hospital District Number 1,
              5.00%, 10/01/2018...............................       177
  1,130     Duluth, MN, Econ DA Health Care Fac Rev
              Benedictine Health Sys St Mary,
              5.50%, 02/15/2023...............................     1,202
    350     Inver Grove Heights, MN, Ref-Presbyterian Homes
              Care,
              5.50%, 10/01/2033...............................       354
    350     Marshall, MN, Avera Marshall Regl Med Ctr,
              4.75%, 11/01/2028...............................       353
    250     Minneapolis, MN, Health Care System AllinaHealth,
              6.00%, 11/15/2018...............................       274
  1,000     Minnesota Agriculture and Econ Dev Healthcare Fac,
              Benedictine Health,
              5.25%, 02/15/2014...............................     1,049
    330     Northfield, MN, Hospital Rev,
              5.38%, 11/01/2031...............................       344
    350     Prior Lake, MN, Shepars Path Sr Housing Rev,
              5.75%, 08/01/2041...............................       355
  1,000     Rochester, MN, Health Care Fac Rev, Mayo Clinic,
              5.00%, 11/15/2036...............................     1,044
  1,000     St Paul, MN, Housing & Redev Auth Health Care Fac
              Rev,
              5.25%, 05/15/2036...............................     1,047
    335     St Paul, MN, Housing & Redev Auth Hospital Rev,
              Healtheast,
              6.00%, 11/15/2025...............................       367

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE/SERVICES -- (CONTINUED)
 $  300     St. Louis Park, MN, Roitenberg Family Assisted
              Proj,
              5.55%, 08/15/2029...............................   $   308
    750     Stillwater, MN, Health System Obligation Group,
              5.00%, 06/01/2035...............................       775
  1,000     Waconia, MN, Health Care Fac Rev Ridgeview Medical
              Center Proj,
              6.10%, 01/01/2019...............................     1,058
    500     Woodbury, MN, Sr Summerhouse Proj B,
              5.75%, 06/01/2041...............................       511
                                                                 -------
                                                                   9,737
                                                                 -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 18.8%
  1,000     Golden Valley, MN, Breck School Proj Rev,
              5.88%, 10/01/2019...............................     1,053
    350     Minnesota Higher Education FA, College of St
              Benedict,
              5.25%, 03/01/2024...............................       365
    300     Minnesota State Higher Educ Fac, College of Art &
              Design,
              5.00%, 05/01/2026...............................       309
    500     Minnesota State Higher Education FA, Augsburg
              College,
              5.00%, 05/01/2020...............................       517
    500     Minnesota State Higher Education FA, Augsburg
              College,
              5.00%, 05/01/2023...............................       515
    250     Ramsey, MN, Lease Rev Pact Charter School Proj,
              6.50%, 12/01/2022...............................       263
    450     St Paul, MN, Housing Redev Hope Comm Academy Proj,
              6.25%, 12/01/2019...............................       472
    300     St Paul, MN, Redev Auth Rev Ref Achieve Language
              Academy,
              6.75%, 12/01/2022...............................       311
    260     St. Paul, MN, Housing & Redev Auth Hmong Academy
              Proj,
              6.00%, 09/01/2036 (H)...........................       261
    825     St. Paul, MN, Housing & Redev Auth Lease Rev,
              Community Pease Academy Proj -- Ser A,
              5.00%, 12/01/2036...............................       832
  1,000     University of Minnesota,
              5.75%, 07/01/2018...............................     1,163
    270     University Virgin Islands,
              5.13%, 12/01/2022...............................       278
    100     University Virgin Islands,
              5.25%, 12/01/2023...............................       104
    125     University Virgin Islands,
              5.25%, 12/01/2024...............................       130
                                                                 -------
                                                                   6,573
                                                                 -------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            HOUSING (HFA'S, ETC.) -- 5.1%
 $  500     Golden Valley, MN, Calvary Center Apartments
              Project,
              4.85%, 12/20/2041...............................   $   495
    500     Hastings, MN, Hastings Housing & Redev Auth,
              Housing Rev, Augustana Apartments of Hastings,
              5.25%, 11/01/2031...............................       500
    770     Minnesota Residential Housing Fin Agency,
              5.00%, 01/01/2020...............................       784
                                                                 -------
                                                                   1,779
                                                                 -------
            MISCELLANEOUS -- 4.5%
    500     Minneapolis & St Paul, MN, Airport Commission,
              5.00%, 01/01/2035...............................       522
  1,000     Minneapolis & St. Paul, MN, Airport Commission
              FGIC AMT,
              5.63%, 01/01/2018...............................     1,052
                                                                 -------
                                                                   1,574
                                                                 -------
            POLLUTION CONTROL -- 3.8%
    500     Cohasset, MN, Pollution Control Rev Ref Coll
              Allete, Inc. Proj,
              4.95%, 07/01/2022...............................       511
    750     Virgin Islands Public FA, Revhovenska Refinery,
              6.13%, 07/01/2022...............................       820
                                                                 -------
                                                                   1,331
                                                                 -------
            PUBLIC FACILITIES -- 6.6%
    350     Minnesota, Intermediate School Dist 287 Leasing
              Rev,
              5.30%, 11/01/2032...............................       355
  1,000     Puerto Rico Commonwealth Public Fin Corp.,
              5.75%, 08/01/2027 (L)...........................     1,074
    360     Renville County, MN, Housing & Redev Auth, Health
              and Human Services,
              4.60%, 02/01/2027...............................       362
    500     St Paul, MN, PA Lease Rev,
              5.00%, 12/01/2019...............................       521
                                                                 -------
                                                                   2,312
                                                                 -------
            SPECIAL TAX ASSESSMENT -- 3.5%
    350     Minneapolis, MN, Tax Increment Rev, Grant Park
              Proj,
              5.35%, 02/01/2030...............................       352
    835     Minnesota Agricultural Society, State Fair Rev,
              5.13%, 09/15/2023...............................       865
                                                                 -------
                                                                   1,217
                                                                 -------
            UTILITIES -- COMBINED -- 0.9%
    300     Princeton, MN, Public Utility Sys Rev,
              5.00%, 04/01/2024...............................       307
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- ELECTRIC -- 4.5%
 $  500     Chaska, MN, Electric Rev,
              5.00%, 10/01/2030...............................   $   520
    500     Minnesota Power Agency, Electric Rev,
              5.25%, 10/01/2019...............................       537
    500     Northern MN Municipal Power Agency, Elec Sys Rev
              FSA,
              5.30%, 01/01/2021...............................       516
                                                                 -------
                                                                   1,573
                                                                 -------
            UTILITIES -- WATER AND SEWER -- 3.2%
  1,000     Puerto Rico Commonwealth Aqueduct & Sewer Auth
              Rev,
              6.25%, 07/01/2013...............................     1,120
                                                                 -------
            Total municipal bonds
              (cost $32,782)..................................   $33,978
                                                                 -------
SHARES
---------
 SHORT-TERM INVESTMENTS -- 1.6%
            FINANCE -- 1.6%
    547     State Street Bank Tax Free Money Market Fund......   $   547
                                                                 -------
            Total short-term investments
              (cost $547).....................................   $   547
                                                                 -------
            Total investments in securities
              (cost $33,329) (C)..............................   $34,525
            Other assets and liabilities......................       472
                                                                 -------
            Total net assets..................................   $34,997
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $33,329 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,222
      Unrealized depreciation..........................     (26)
                                                         ------
      Net unrealized appreciation......................  $1,196
                                                         ======

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, which are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD ACQUIRED   SHARES/PAR           SECURITY          COST BASIS
      ---------------   ----------           --------          ----------
      October, 2004        260       St. Paul, MN, Housing &
                                     Redev Auth Hmong Academy
                                     Project,
                                     6.00%, 09/01/2036            $262

     The aggregate value of these securities at January 31, 2007 was $261, which represents 0.75% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 97.8%
            ALABAMA -- 2.1%
 $1,855     Huntsville, AL, GO,
              5.25%, 05/01/2022...............................  $  2,003
  1,000     Montgomery, AL, Jackson Hospital Clinic,
              5.25%, 03/01/2036...............................     1,037
                                                                --------
                                                                   3,040
                                                                --------
            ALASKA -- 1.4%
  1,000     Alaska Housing Finance Corp,
              4.70%, 06/01/2027 (Q)...........................       996
  1,000     Anchorage, AK, Anchorage Convention Center,
              5.00%, 09/01/2034...............................     1,050
                                                                --------
                                                                   2,046
                                                                --------
            ARIZONA -- 3.9%
    409     Arizona Sundance Comm Fac Dist, Special Assess Rev
              2,
              7.13%, 07/01/2027 (H)...........................       437
    560     Arizona Sundance Comm Fac Dist,
              5.13%, 07/15/2030...............................       580
  1,800     Phoenix, AZ, GO,
              6.25%, 07/01/2017...............................     2,145
  1,100     Pima County, AZ, Charter Schools Project,
              5.75%, 07/01/2016 (H)...........................     1,155
  1,000     Pima County, AZ, Noah Webster Basic School,
              5.60%, 12/15/2019...............................     1,038
    200     Vistancia, AZ, Comm Fac Dist GO,
              6.75%, 07/15/2022 (H)...........................       219
                                                                --------
                                                                   5,574
                                                                --------
            CALIFORNIA -- 13.6%
    990     California Educational Fac Auth Rev, Dominican
              University,
              5.00%, 12/01/2025...............................     1,023
  1,800     California Educational Fac Auth Rev, Woodbury
              University,
              5.00%, 01/01/2025...............................     1,851
    820     California Educational Fac Auth, La Verne
              University,
              5.00%, 06/01/2031...............................       840
  1,000     California Educational Fac Auth, University of the
              Pacific,
              5.00%, 11/01/2036...............................     1,034
    500     California, GO,
              6.75%, 08/01/2011...............................       560
  1,000     California State Public Works Board,
              5.25%, 06/01/2030...............................     1,064
    750     California Statewide Comm DA, Daughters of Charity
              Health,
              5.25%, 07/01/2030...............................       787
    260     California Statewide Comm DA, International School
              of the Peninsula,
              5.00%, 11/01/2029...............................       258
    325     California Statewide Comm DA, Thomas Jefferson
              School of Law, Series A,
              4.88%, 10/01/2035...............................       325

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CALIFORNIA -- (CONTINUED)
 $  350     California Statewide Comm DA, Thomas Jefferson
              School of Law, Series B,
              4.88%, 10/01/2031...............................  $    350
    465     California Statewide Comm DA, Var-Kaiser-C,
              5.25%, 08/01/2031...............................       495
    250     Capistrano, CA, USD Comm Fac Dist Special Tax 90-2
              Talega,
              5.90%, 09/01/2020...............................       280
    625     Indio, CA, Public FA Rev Local Agency,
              5.63%, 09/02/2018...............................       642
     38     Indio, CA, Public Improvement Act Special Assess
              2002-3 GO,
              6.35%, 09/02/2027...............................        39
    400     Jurupa, CA, Comm Services Dist 6 Special Tax,
              5.88%, 09/01/2032...............................       408
    750     Lathrop, CA, FA Rev Water Supply Proj,
              6.00%, 06/01/2035...............................       795
    500     Moreno Valley, CA, USD Comm Fac Dist Special Tax
              2002-1,
              6.00%, 09/01/2022...............................       529
    700     Oceanside, CA, Comm Dev,
              5.70%, 09/01/2025...............................       742
    835     Orange County, CA, Special Assessment,
              5.05%, 09/02/2033...............................       853
    535     Palm Springs, CA, Comm Redev Agency,
              5.50%, 09/01/2023...............................       568
    495     Perris, CA, Public FA Local Agency Rev,
              6.25%, 09/01/2033...............................       537
  1,000     Pomona, CA, Public FA Rev Sub-Merged Redev,
              5.50%, 02/01/2023...............................     1,090
    320     Sacramento, CA, North Natomas Comm Fac,
              5.00%, 09/01/2025...............................       323
    700     Sacramento, CA, North Natomas Comm Fac,
              5.00%, 09/01/2026...............................       709
    500     San Diego, CA, Redev Agency Centre City Sub Pkg,
              5.25%, 09/01/2026...............................       512
  1,800     San Jose, CA, Santa Clara County University,
              4.91%, 08/01/2027 (M)...........................       712
  1,000     San Manuel, CA, Entertainment Auth Public
              Improvement,
              4.50%, 12/01/2016 (H)...........................     1,004
    800     Val Verde, CA, USD FA Special Tax Rev Jr Lien,
              6.00%, 10/01/2021...............................       834
                                                                --------
                                                                  19,164
                                                                --------
            COLORADO -- 2.8%
    600     Black Hawk Colorado Device Tax Revenue,
              5.00%, 12/01/2021...............................       604
  1,000     Charter School Banning Lewis,
              6.13%, 12/15/2035 (H)...........................     1,030

 THE HARTFORD TAX-FREE NATIONAL FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            COLORADO -- (CONTINUED)
 $1,200     Colorado Health Fac Auth Adventist Health,
              5.25%, 11/15/2035...............................  $  1,261
  1,000     Sorrel Ranch, CO, Met Dist Ltd. Tax,
              5.75%, 12/01/2036...............................     1,015
                                                                --------
                                                                   3,910
                                                                --------
            CONNECTICUT -- 0.7%
  1,000     Mashantucket West Pequot,
              5.50%, 09/01/2036 (I)...........................     1,045
                                                                --------
            FLORIDA -- 4.6%
  1,000     Amelia Walk Comm Dev,
              5.50%, 05/01/2037...............................     1,021
    965     Bellalgo, FL, Education Fac Benefits Dist Capital
              Improvement Rev,
              5.85%, 05/01/2022...............................       994
    485     Colonial Country Club Comm Dev Dist, Capital
              Improvement Rev,
              6.40%, 05/01/2033...............................       518
  1,250     Florida Dept of Environmental Protection
              Preservation, MBIA,
              5.38%, 07/01/2015 #.............................     1,348
    210     Gateway Services, Comm Dev Dist, Special
              Assessment Sun City Center Fort Meyers Project,
              5.50%, 05/01/2010...............................       211
  1,500     Highland County, FL, Adventist Hospital,
              5.25%, 11/15/2036...............................     1,584
    750     Hollywood, FL, Comm Redev Agency,
              5.13%, 03/01/2014...............................       757
    100     Rolling Hills Comm Dev Dist,
              5.45%, 05/01/2037...............................       101
                                                                --------
                                                                   6,534
                                                                --------
            GEORGIA -- 3.6%
    750     Augusta, GA, Airport Rev Passenger Fac Charge,
              5.15%, 01/01/2035...............................       772
  1,105     Fulton County, GA, School Dist GO,
              5.38%, 01/01/2018...............................     1,237
  1,765     Fulton County, GA, Water & Sewer Rev FGIC Part
              (Prerefunded with State and Local Gov't
              Securities),
              6.38%, 01/01/2014...............................     1,949
     35     Fulton County, GA, Water & Sewer Rev FGIC,
              6.38%, 01/01/2014...............................        39
     15     Georgia Municipal Electric Auth, Power Rev
              (Prefunded with U.S. Gov't Securities),
              6.50%, 01/01/2017...............................        17
    945     Georgia Municipal Electric Auth, Power Rev,
              6.50%, 01/01/2017...............................     1,100
     40     Georgia Municipal Electric Auth, Power Rev Ser Y,
              6.50%, 01/01/2017...............................        47
                                                                --------
                                                                   5,161
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            IDAHO -- 0.7%
 $1,000     Madison County, ID, Hospital Rev,
              5.25%, 09/01/2030...............................  $  1,054
                                                                --------
            ILLINOIS -- 10.1%
    445     Bolingbrook, IL, Sales Tax Rev,
              6.42%, 01/01/2024 (M)...........................       436
  1,000     Boone, McHenery and DeKalb Counties, Lehman
              Municipal Trust,
              3.98%, 12/01/2021 (J)(L)........................     1,000
    960     Chicago, IL, Board of Education GO MBIA,
              5.25%, 12/01/2019...............................     1,022
  2,000     Chicago, IL, GO,
              3.66%, 01/01/2014 (L)...........................     2,000
  1,000     Chicago, IL, Tax Increment Allocation Jr Lien
              Pilsen Redev B,
              6.75%, 06/01/2022...............................     1,081
    500     Illinois Education FA, Augustana College Ser A,
              5.70%, 10/01/2032...............................       527
  1,000     Illinois FA, Illinois Institute of Technology,
              5.00%, 04/01/2036...............................     1,026
  4,000     Illinois State Putter Ser 636,
              3.69%, 07/01/2010 (L)...........................     4,000
    500     Plano, IL, Lakewood Springs Project Special
              Services Area,
              6.10%, 03/01/2035...............................       510
    500     Round Lake, IL, Special Tax Rev,
              6.70%, 03/01/2033...............................       541
  1,000     Wauconda, IL, Special Service Area 1 Special Tax
              Liberty Lakes Project,
              6.63%, 03/01/2033...............................     1,075
    975     Yorkville, IL, United City Special Service Area
              Tax 2003-100 Raintree Village Project,
              6.88%, 03/01/2033 (H)...........................     1,043
                                                                --------
                                                                  14,261
                                                                --------
            IOWA -- 0.7%
  1,000     Iowa Higher Education, Grand View College
              5.10%, 10/01/2036...............................     1,018
                                                                --------
            KANSAS -- 2.4%
  1,500     Kansas City, KS, Wyandotte County University
              Special Obligation Rev,
              5.00%, 12/01/2020...............................     1,551
    260     La Cygne, KS, Kansas City Power & Light,
              4.65%, 09/01/2035...............................       265
    500     Lawrence, KS, Lawrence Memorial Hospital,
              5.13%, 07/01/2036...............................       520
  1,000     Salina, KS, Salina Regional Health Hospital Rev,
              4.63%, 10/01/2031...............................     1,003
                                                                --------
                                                                   3,339
                                                                --------
            KENTUCKY -- 0.1%
    150     Boone County, KY, Pollution Control Dayton Power &
              Light,
              4.70%, 01/01/2028...............................       154
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            LOUISIANA -- 0.4%
 $  500     Louisiana Public FA Rev, Ochsner Clinic Foundation
              Project,
              5.50%, 05/15/2027...............................  $    529
                                                                --------
            MARYLAND -- 0.8%
  1,000     Maryland Economic Dev Corp. Student Housing Rev
              University of Maryland College Park Project,
              6.50%, 06/01/2027...............................     1,150
                                                                --------
            MASSACHUSETTS -- 0.8%
     60     Massachusetts, GO Consolidated Loan FSA Prere,
              5.25%, 03/01/2021...............................        64
    940     Massachusetts, GO Consolidated Loan,
              5.25%, 03/01/2021...............................     1,001
                                                                --------
                                                                   1,065
                                                                --------
            MICHIGAN -- 3.5%
    500     Detroit, MI, GO MBIA,
              5.50%, 04/01/2020...............................       533
  1,750     Detroit, MI, Water Supply Sys Ref Rev FGIC,
              6.50%, 07/01/2015...............................     2,060
  1,000     Macomb County, MI, Hospital FA Rev Mt Clemens Gen
              Hospital,
              5.75%, 11/15/2025...............................     1,043
    500     Michigan Hosp FA, Rev Ref Henry Ford Health
              System,
              5.63%, 03/01/2017...............................       547
    750     Michigan Strategic Fund Ltd, Rev Ref Dow Chemical
              Project AMT,
              5.50%, 12/01/2028...............................       804
                                                                --------
                                                                   4,987
                                                                --------
            MINNESOTA -- 4.5%
    175     Inver Grove Heights, MN, Ref-Presbyterian Homes
              Care,
              5.50%, 10/01/2033...............................       177
    750     Minneapolis, MN, Health Care System AllinaHealth,
              6.00%, 11/15/2018...............................       823
    765     Minnesota Residential Housing Fin Agency,
              5.00%, 01/01/2020 #.............................       779
  1,150     Minnesota, Intermediate School District Minnlease
              Rev,
              5.30%, 11/01/2032...............................     1,165
    500     Ramsey, MN, Lease Rev Pact Charter School Project,
              6.50%, 12/01/2022...............................       525
    665     St Paul, MN, Housing & Redev Auth Hospital Rev25,
              6.00%, 11/15/2025...............................       729
    500     St Paul, MN, Redev Auth Rev Ref Achieve Language
              Academy,
              6.75%, 12/01/2022...............................       519

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            MINNESOTA -- (CONTINUED)
 $  740     St. Paul, MN, Housing & Redev Auth Hmong Academy
              Project,
              6.00%, 09/01/2036 (H)...........................  $    742
    860     St. Paul, MN, Housing & Redev Auth Lease Rev,
              6.00%, 12/01/2018...............................       866
                                                                --------
                                                                   6,325
                                                                --------
            MISSISSIPPI -- 1.1%
    250     Lowndes County, MS, Solid Waste Disposal &
              Pollution Control Rev Ref, Weyerhaeuser Co
              Project,
              6.80%, 04/01/2022...............................       303
  1,250     Warren County, MS,
              4.80%, 08/01/2030...............................     1,254
                                                                --------
                                                                   1,557
                                                                --------
            MISSOURI -- 0.4%
    500     Branson, MO, State Dev Fin Board Infrastructure,
              5.50%, 12/01/2032...............................       524
                                                                --------
            NEVADA -- 1.5%
  1,000     Clark County, NV, Improvement Dist 142,
              6.38%, 08/01/2023...............................     1,035
  1,080     North Las Vegas Nevada Local Improvement,
              5.10%, 12/01/2022 #.............................     1,107
                                                                --------
                                                                   2,142
                                                                --------
            NEW HAMPSHIRE -- 1.3%
    750     New Hampshire Health & Education FA, Elliot
              Hospital,
              5.60%, 10/01/2022...............................       805
  1,000     New Hampshire Health & Education Facilities,
              5.25%, 06/01/2036...............................     1,034
                                                                --------
                                                                   1,839
                                                                --------
            NEW JERSEY -- 4.9%
  1,250     Middlesex County, NJ, Improvement Auth Street
              Student Housing Project,
              5.00%, 08/15/2018...............................     1,301
    275     New Jersey Education FA, Fairleigh Dickinson
              University,
              6.00%, 07/01/2025...............................       299
    500     New Jersey Education FA, Georgian Court College,
              6.50%, 07/01/2033...............................       556
    750     New Jersey Education FA, Stevens Institute of
              Technology,
              5.13%, 07/01/2022...............................       778
  1,000     New Jersey Health Care Facilities Financing Auth,
              5.00%, 07/01/2036...............................     1,035
    800     New Jersey, Economic DA Rev Cigarette Tax,
              5.63%, 06/15/2019...............................       835
  1,950     New Jersey, Tobacco Settlement Financing Corp.,
              6.13%, 06/01/2024...............................     2,084
                                                                --------
                                                                   6,888
                                                                --------

 THE HARTFORD TAX-FREE NATIONAL FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            NEW MEXICO -- 1.2%
 $  665     Cabezon, NM, Public Improvement District,
              5.20%, 09/01/2015...............................  $    672
  1,000     New Mexico Mortgage FA,
              4.75%, 01/01/2031 (Q)...........................     1,002
                                                                --------
                                                                   1,674
                                                                --------
            NEW YORK -- 5.6%
    950     Brookhaven New York Municipal Bond,
              4.25%, 11/01/2037...............................       951
    575     Cattaraugus County, NY,
              5.10%, 05/01/2031...............................       589
    250     Dutchess County, NY, IDA Civic Fac Rev Ref Marist
              College,
              5.00%, 07/01/2022...............................       260
    550     Erie County, NY, IDA Charter School Applied Tech
              Project A,
              6.75%, 06/01/2025...............................       557
  1,000     Liberty, NY, Corp Dev Goldman Sachs Headquarters,
              5.25%, 10/01/2035...............................     1,145
    800     New York Dorm Auth, Methodist Hospital,
              5.25%, 07/01/2019...............................       847
     75     New York, NY, GO,
              5.75%, 03/01/2019...............................        82
  1,000     New York, NY, IDA Terminal One Group Assoc
              Project,
              5.50%, 01/01/2024...............................     1,073
    300     Saratoga, NY, IDA Saratoga Hospital Project,
              5.00%, 12/01/2013...............................       311
  1,000     Suffolk County, NY, Jeffersons Ferry Project,
              5.00%, 11/01/2028...............................     1,016
    620     Utica, NY, IDA Civic Fac Rev Utica College,
              6.88%, 12/01/2014...............................       660
    400     Westchester County, NY, IDA Continuing Care
              Retirement Mtg-Kendal on Hudson Project,
              6.38%, 01/01/2024...............................       427
                                                                --------
                                                                   7,918
                                                                --------
            NORTH CAROLINA -- 2.1%
    500     North Carolina Eastern Municipal Power Agency,
              Power Sys Rev Ref,
              5.38%, 01/01/2017...............................       531
  2,000     North Carolina Medical Care Community,
              4.50%, 10/01/2031 #.............................     1,968
    500     North Carolina Municipal Power Agency, Catawba
              Electric Rev,
              5.50%, 01/01/2014...............................       533
                                                                --------
                                                                   3,032
                                                                --------
            NORTH DAKOTA -- 0.4%
    510     Williams County, ND, Sales Tax Rev,
              5.00%, 11/01/2031...............................       518
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            OHIO -- 1.3%
 $  300     Cuyahoga County, OH, Rev Ref Class A,
              5.50%, 01/01/2029...............................  $    320
  1,270     Hamilton, OH, School Dist Improvement,
              6.15%, 12/01/2016...............................     1,489
                                                                --------
                                                                   1,809
                                                                --------
            OTHER U.S. TERRITORIES -- 1.4%
  1,000     Puerto Rico Commonwealth, Ref GO,
              5.00%, 07/01/2030...............................     1,046
    110     University Virgin Islands,
              5.00%, 12/01/2021...............................       113
    750     Virgin Islands Public FA, Revhovenska Refinery,
              6.13%, 07/01/2022...............................       820
                                                                --------
                                                                   1,979
                                                                --------
            PENNSYLVANIA -- 2.5%
    545     Carbon County, PA, IDA Res Recovery Panther Creek
              Partners Proj AMT,
              6.65%, 05/01/2010...............................       564
  1,000     Lehigh County, PA, Saint Lukes Bethlehem Hospital,
              5.38%, 08/15/2033 #.............................     1,046
    800     Montgomery County, PA, IDA Whitemarsh Continuing
              Care Project,
              6.13%, 02/01/2028...............................       846
  1,000     Pennsylvania Higher Education FA, Widener
              University,
              5.25%, 07/15/2024...............................     1,046
                                                                --------
                                                                   3,502
                                                                --------
            RHODE ISLAND -- 5.4%
  1,000     Central Falls, RI, Detention FA Fac Rev,
              6.75%, 01/15/2013...............................     1,046
    250     Rhode Island Health & Education Bldg Corp Fin,
              6.50%, 08/15/2032...............................       283
  1,000     Rhode Island,
              5.00%, 11/15/2036...............................     1,040
  5,000     Rhode Island, Tobacco Settlement Funding Corp,
              6.00%, 06/01/2023...............................     5,296
                                                                --------
                                                                   7,665
                                                                --------
            SOUTH CAROLINA -- 1.3%
  1,000     Dorchester County, SC, School Dist 2 Installment
              Purchase Rev Growth Remedy Opportunity Hike,
              5.25%, 12/01/2024...............................     1,057
    750     Lancaster County, SC, Sun City Carolina Lakes
              Improvement,
              5.45%, 12/01/2037...............................       762
                                                                --------
                                                                   1,819
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            TENNESSEE -- 1.9%
 $2,000     Johnson City, TN, Health & Educational Facs Board
              Hospital Rev,
              5.50%, 07/01/2036...............................  $  2,134
    500     McMinn County, TN, IDA PCR Calhoun Newsprint Co
              Project,
              7.63%, 03/01/2016...............................       501
                                                                --------
                                                                   2,635
                                                                --------
            TEXAS -- 2.5%
  1,000     Brazos River Authority, Pollution Control Rev,
              5.00%, 03/01/2041...............................     1,005
  1,000     Matagorda County, TX, Navigation Dist 1 Rev Ref
              Centerpoint Energy Proj,
              5.60%, 03/01/2027...............................     1,055
    500     Sam Rayburn Municipal Power Agency, Rev Ref,
              5.50%, 10/01/2010...............................       519
  1,000     Willacy County, TX, GO,
              6.00%, 03/01/2009...............................     1,014
                                                                --------
                                                                   3,593
                                                                --------
            VERMONT -- 0.4%
    500     Vermont Economic DA, GO,
              5.38%, 05/01/2036...............................       509
                                                                --------
            VIRGINIA -- 2.9%
    500     Norfolk, VA, Redev & Housing Auth First Mort
              Retirement Comm,
              6.00%, 01/01/2025...............................       514
  1,000     Peninsula, VA, Port Auth Fac CSX Transport Project
              Rev Ref,
              6.00%, 12/15/2012...............................     1,079
  1,000     Virginia College Bldg Auth, Education Fac Rev
              Regent University Project,
              5.00%, 06/01/2036...............................     1,026
  1,455     Virginia Tobacco Settlement Funding Corp.,
              5.50%, 06/01/2026...............................     1,544
                                                                --------
                                                                   4,163
                                                                --------
            WASHINGTON -- 1.9%
  2,000     Central Puget Sound WA Regional Transportation
              Auth Sales & Use,
              3.67%, 11/01/2012 (I)(L)........................     2,000
    670     King County, WA, ISD 210 GO,
              5.00%, 06/01/2019...............................       700
                                                                --------
                                                                   2,700
                                                                --------
            WISCONSIN -- 1.1%
  1,000     Upland Hills, WI, State Health & Education Fac
              Auth Rev,
              5.13%, 05/15/2029...............................     1,034
    470     Wisconsin Housing & Economic Dev Auth, GO Home
              Ownership Rev,
              4.85%, 09/01/2017...............................       485
                                                                --------
                                                                   1,519
                                                                --------
            Total municipal bonds
              (cost $132,984).................................  $138,341
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 1.9%
            FINANCE -- 1.9%
  2,717     State Street Bank Tax Free Money Market Fund
              (L).............................................  $  2,717
                                                                --------
            Total short-term investments
              (cost $2,717)...................................  $  2,717
                                                                --------
            Total investments in securities
              (cost $135,701) (C).............................  $141,058
            Other assets and liabilities......................       345
                                                                --------
            Total net assets..................................  $141,403
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $135,701 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $5,418
      Unrealized depreciation..........................     (61)
                                                         ------
      Net unrealized appreciation......................  $5,357
                                                         ======

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, which are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED           PAR                  SECURITY                COST BASIS
      --------          ------                --------                ----------
      April, 2003       $  409   Arizona Sundance Comm Fac Dist,
                                 Special Assess Rev 2,
                                 7.13%, 07/01/2027 - 144A               $  409
      June, 2003         1,000   Charter School Banning Lewis,
                                 6.13%, 12/15/2035 - 144A                1,000
      April, 2004        1,100   Pima County, AZ, Charter Schools
                                 Project,
                                 5.75%, 07/01/2016                         990
      November, 2004     1,000   San Manuel, CA, Entertainment Auth
                                 Public Improvement,
                                 4.50%, 12/01/2016 - 144A                1,000
      September, 2006      740   St. Paul, MN, Housing & Redev Auth
                                 Hmong Academy Project,
                                 6.00%, 09/01/2036                         745
      December, 2002       200   Vistancia, AZ, Comm Fac Dist GO,
                                 6.75%, 07/15/2022                         200
      August, 2003         975   Yorkville, IL, United City Special
                                 Service Area Tax 2003-100 Raintree
                                 Village Project,
                                 6.88%, 03/01/2033                         975

     The aggregate value of these securities at January 31, 2007 was $5,630, which represents 3.98% of total net assets.

 THE HARTFORD TAX-FREE NATIONAL FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $3,045, which represents 2.15% of total net assets.

 (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At January 31, 2007, the market value of these securities was $1,000, which represents 0.71% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2007 was $2,000.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 96.0%
            AIRPORT REVENUES -- 2.3%
 $  200     Monroe County, NY, Airport Auth Rev Ref, Greater
              Rochester International,
              5.25%, 01/01/2014...............................   $   211
    150     New York, NY, IDA Terminal One Group AssocProject,
              5.50%, 01/01/2024...............................       161
                                                                 -------
                                                                     372
                                                                 -------
            GENERAL OBLIGATIONS -- 7.6%
    390     New York, NY, GO (Prerefunded with U.S. Gov't
              Securities),
              5.75%, 03/01/2019...............................       431
    450     New York, NY, GO,
              5.00%, 03/01/2030...............................       470
     35     New York, NY, GO,
              5.75%, 03/01/2019...............................        38
    250     Puerto Rico Commonwealth, Ref GO,
              5.00%, 07/01/2030...............................       261
                                                                 -------
                                                                   1,200
                                                                 -------
            HEALTH CARE/SERVICES -- 17.8%
    150     Brookhaven New York Municipal Bond,
              4.25%, 11/01/2037...............................       150
    125     Chemung County, NY, IDA Civic Fac Rev Arnot Ogden
              Medical Ctr Construction,
              5.00%, 11/01/2034...............................       128
    150     New York Dorm Auth, Long Island Jewish-Nursing
              Home Rev,
              5.00%, 11/01/2034...............................       156
      5     New York Dorm Auth, Mental Health Services Fac,
              5.00%, 02/15/2018...............................         5
    200     New York Dorm Auth, Methodist Hospital,
              5.25%, 07/01/2019...............................       212
    500     New York Dorm Auth, Mental Health Services Fac,
              3.55%, 02/15/2021 (L)...........................       500
    450     New York Dorm Auth, St Barnabas,
              5.13%, 02/01/2022...............................       474
    200     New York Dorm Auth, Winthrop South Nassau
              University,
              5.50%, 07/01/2023...............................       212
    150     New York St Dorm Authority,
              5.00%, 07/01/2026...............................       153
    200     Saratoga, NY, IDA Saratoga Hospital Proj,
              5.00%, 12/01/2014...............................       208
    500     Suffolk County, NY, Jeffersons Ferry Proj,
              5.00%, 11/01/2028...............................       508
    100     Westchester County, NY, IDA Continuing Care
              Retirement Mtg-Kendal on Hudson Proj,
              6.38%, 01/01/2024...............................       107
                                                                 -------
                                                                   2,813
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 25.9%
 $   45     Albany, NY, IDA New Covenant Charter School,
              5.00%, 05/01/2007...............................   $    45
    175     Cattaraugus County, NY, St. Bonaventure University
              5.10%, 05/01/2031...............................       179
    250     Dutchess County, NY, IDA Civic Fac Rev Ref Marist
              College,
              5.00%, 07/01/2022...............................       260
    250     Erie County, NY, IDA Charter School Applied Tech
              Proj-A,
              6.75%, 06/01/2025...............................       253
    250     New York Dorm Auth, Brooklyn Law School,
              5.50%, 07/01/2019...............................       269
    425     New York Dorm Auth, Court Fac,
              5.50%, 05/15/2020...............................       465
     80     New York Dorm Auth, Fordham University FGIC,
              5.00%, 07/01/2020...............................        84
    400     New York Dorm Auth, Mount St Mary College,
              5.00%, 07/01/2027...............................       417
    135     New York Dorm Auth, Rochester University,
              5.25%, 07/01/2022...............................       145
    450     New York Dorm Auth, State Univ Dorm Fac,
              5.00%, 07/01/2032...............................       477
    250     New York Dorm Auth, Upstate Comm College,
              5.25%, 07/01/2021...............................       268
    200     Otsego County, NY, IDA Civic Fac Rev Hartwick
              College Proj,
              6.00%, 07/01/2011...............................       209
    335     Schenectady, NY, Union College Project,
              5.00%, 07/01/2031...............................       352
    450     St. Lawrence, NY, IDA Civic Fac Rev Clarkson
              UnivProj,
              5.00%, 07/01/2023...............................       464
    110     University Virgin Islands,
              5.00%, 12/01/2021...............................       113
    100     Utica, NY, IDA Civic Fac Rev Utica College,
              6.88%, 12/01/2014...............................       107
                                                                 -------
                                                                   4,107
                                                                 -------
            INDUSTRIAL -- 4.4%
    200     Liberty, NY, Corp. Dev Goldman Sachs Headquarters,
              5.25%, 10/01/2035...............................       229
    250     New York, NY, IDA Civic Fac Rev YMCA of Greater NY
              Proj,
              5.25%, 08/01/2021...............................       258
    200     Rensselaer County, NY, Industrial Improvements,
              5.00%, 01/01/2036...............................       210
                                                                 -------
                                                                     697
                                                                 -------

 THE HARTFORD TAX-FREE NEW YORK FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- 16.6%
 $  200     Grand Central, NY, Dist Management Assoc. Inc. Ref
              Capital Business Improvement,
              5.00%, 01/01/2022...............................   $   210
  1,000     Nassau County, NY, Tobacco Settlement Corp.,
              5.00%, 06/01/2035...............................     1,015
    450     New York, NY, Transitional FA Future Tax Secured,
              5.00%, 08/01/2023...............................       471
    400     Tobacco Settlement FA of NY,
              5.50%, 06/01/2022...............................       432
    500     TSACS, Inc.,
              5.13%, 06/01/2042...............................       510
                                                                 -------
                                                                   2,638
                                                                 -------
            POLLUTION CONTROL -- 6.6%
    450     New York Environmental Fac Corp.,
              5.00%, 07/15/2026...............................       471
    150     New York, NY, Jetblue Airways Corp. Project,
              5.00%, 05/15/2020...............................       148
    150     Onondaga County, NY, Indl Dev Agy Pollution Ctl
              Rev,
              4.88%, 07/01/2041...............................       152
    250     Virgin Islands Public FA, Revhovenska Refinery,
              6.13%, 07/01/2022...............................       274
                                                                 -------
                                                                   1,045
                                                                 -------
            PUBLIC FACILITIES -- 7.3%
    500     Niagara Falls, NY, School District Certificate
              Participation,
              5.00%, 06/15/2028...............................       526
    600     Rensselaer, NY, City School Dist Ctfs Prtn,
              5.00%, 06/01/2036...............................       632
                                                                 -------
                                                                   1,158
                                                                 -------
            TRANSPORTATION -- 3.0%
    450     New York Metropolitan Transportation Auth,
              5.13%, 11/15/2031...............................       470
                                                                 -------
            UTILITIES -- ELECTRIC -- 1.6%
    250     New York Energy Research & DA, Elec Fac Rev Adj
              Long Island Lighting Co Proj,
              5.30%, 08/01/2025...............................       258
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- WATER AND SEWER -- 2.9%
 $  450     Jefferson County, NY, IDA Waste Disposal,
              5.20%, 12/01/2020...............................   $   460
                                                                 -------
            Total municipal bonds
              (cost $14,733)..................................   $15,218
                                                                 =======


 SHARES
---------
  SHORT-TERM INVESTMENTS -- 2.9%
            FINANCE -- 2.9%
    464     Dreyfus Basic New York Municipal Money Market
              Fund............................................  $   464
                                                                -------
            Total short-term investments
              (cost $464).....................................  $   464
                                                                -------
            Total investments in securities
              (cost $15,197) (C)..............................  $15,682
            Other assets and liabilities......................      174
                                                                -------
            Total net assets..................................  $15,856
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $15,197 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $496
      Unrealized depreciation............................   (11)
                                                           ----
      Net unrealized appreciation........................  $485
                                                           ----

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

      DA   -- Development Authority
      FA   -- Finance Authority
      GO   -- General Obligations
      IDA  -- Industrial Development Authority Bond

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
MUNICIPAL BONDS -- 0.1%
               GENERAL OBLIGATIONS -- 0.1%
$      1,250   Oregon School Boards Association, Taxable Pension,
                 4.76%, 06/30/2028...............................  $    1,141
                                                                   ----------
               Total municipal bonds
                 (cost $1,250)...................................  $    1,141
                                                                   ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 14.4%
               FINANCE -- 14.0%
       2,050   ACT Depositor Corp.,
                 5.46%, 09/22/2041 (I)(L)........................  $    1,963
       1,672   AmeriCredit Automobile Receivables Trust,
                 5.20%, 10/04/2008...............................       1,665
      44,162   Banc of America Commercial Mortgage, Inc.,
                 4.08%, 12/10/2042 (P)...........................         834
      20,280   Banc of America Commercial Mortgage, Inc.,
                 4.52%, 09/11/2036 (I)(P)#.......................         666
       4,300   Banc of America Commercial Mortgage, Inc.,
                 5.31%, 10/10/2045...............................       4,280
       2,840   Banc of America Commercial Mortgage, Inc.,
                 5.32%, 09/10/2047...............................       2,828
       2,700   Banc of America Commercial Mortgage, Inc.,
                 5.52%, 07/10/2046 (L)...........................       2,710
       3,990   Banc of America Commercial Mortgage, Inc.,
                 5.81%, 07/10/2044 (L)...........................       4,098
       1,230   Banc of America Securities Auto Trust,
                 4.49%, 05/11/2008...............................       1,211
         800   Bank One Issuance Trust,
                 4.77%, 06/08/2013...............................         763
      12,843   Bear Stearns Commercial Mortgage Securities, Inc.,
                 4.07%, 07/11/2042 (P)#..........................         417
      10,201   Bear Stearns Commercial Mortgage Securities, Inc.,
                 4.12%, 11/11/2041 (P)#..........................         282
      23,557   Bear Stearns Commercial Mortgage Securities, Inc.,
                 5.50%, 02/11/2041 (I)(P)#.......................         394
       3,360   Bear Stearns Commercial Mortgage Securities, Inc.,
                 5.58%, 09/11/2041...............................       3,365
         625   Capital Auto Receivables Asset Trust,
                 5.77%, 08/10/2009 (I)...........................         624
         800   Capital Auto Receivables Asset Trust,
                 6.15%, 09/08/2009 (I)...........................         799
      13,353   CBA Commercial Small Balance Commercial Mortgage,
                 7.00%, 07/25/2035 (I)(P)........................         655

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
$     10,014   CBA Commercial Small Balance Commercial Mortgage,
                 7.00%, 06/25/2038 (I)(P)........................  $      658
       2,290   Citibank Credit Card Issuance Trust,
                 5.70%, 05/07/2011...............................       2,291
         620   Citibank Credit Card Issuance Trust,
                 6.95%, 02/05/2012...............................         655
       3,130   Citigroup Commercial Mortgage Trust,
                 5.25%, 04/15/2040 #.............................       3,108
       4,300   Citigroup Commercial Mortgage Trust,
                 5.43%, 10/15/2049...............................       4,264
       4,000   Citigroup Commercial Mortgage Trust,
                 5.72%, 03/15/2049 (L)...........................       4,071
          81   Conseco Finance Securitizations Corp.,
                 5.79%, 05/01/2033...............................          81
         299   Countrywide Asset-Backed Certificates,
                 5.46%, 07/25/2035...............................         295
       1,663   Credit Suisse Mortgage Capital Certificates,
                 5.83%, 06/15/2038 (L)#..........................       1,705
         302   CS First Boston Mortgage Securities Corp.,
                 2.08%, 05/15/2038...............................         295
      40,963   CS First Boston Mortgage Securities Corp.,
                 4.39%, 07/15/2037 (I)(P)........................       1,058
         418   CS First Boston Mortgage Securities Corp.,
                 4.51%, 07/15/2037...............................         407
       2,700   CS First Boston Mortgage Securities Corp.,
                 4.69%, 04/15/2037...............................       2,615
       2,600   DB Master Finance LLC,
                 5.78%, 07/06/2011 (I)...........................       2,631
       1,060   Ford Credit Auto Owner Trust,
                 5.30%, 10/08/2010...............................       1,054
      70,663   GE Business Loan Trust,
                 6.14%, 05/15/2034 (I)(P)#.......................         758
       1,990   GE Business Loan Trust,
                 6.32%, 01/28/2013 (I)(L)........................       1,990
      11,645   GMAC Commercial Mortgage Securities, Inc.,
                 4.10%, 12/10/2041 (P)...........................         255
       2,535   GMAC Commercial Mortgage Securities, Inc.,
                 5.24%, 11/10/2045 (L)...........................       2,486
      29,253   Goldman Sachs Mortgage Securities Corp. II,
                 4.38%, 08/10/2038 (I)(P)#.......................         297
         300   Green Tree Financial Corp.,
                 7.24%, 06/15/2028...............................         312
       3,250   Greenwich Capital Commercial Funding Corp.,
                 5.12%, 04/10/2037 (L)...........................       3,220
       1,975   Greenwich Capital Commercial Funding Corp.,
                 5.91%, 07/10/2038 (L)...........................       2,039
         377   Home Equity Asset Trust,
                 4.75%, 06/27/2035 (I)...........................         367

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FINANCE -- (CONTINUED)
$        620   Hyundai Auto Receivables Trust,
                 5.29%, 11/17/2008...............................  $      619
      23,211   JP Morgan Chase Commercial Mortgage Securities
                 Corp,
                 3.68%, 01/15/2038 (I)(P)........................         668
      48,569   JP Morgan Chase Commercial Mortgage Securities
                 Corp,
                 4.07%, 01/15/2042 (P)...........................         760
     100,449   JP Morgan Chase Commercial Mortgage Securities
                 Corp,
                 4.82%, 08/12/2037 (P)#..........................         398
       1,900   JP Morgan Chase Commercial Mortgage Securities
                 Corp,
                 4.87%, 03/15/2046 #.............................       1,852
      94,635   JP Morgan Chase Commercial Mortgage Securities
                 Corp,
                 5.42%, 05/12/2045 (P)(L)........................       2,377
         800   JP Morgan Chase Commercial Mortgage Securities
                 Corp,
                 5.44%, 12/12/2044...............................         800
       2,950   JP Morgan Chase Commercial Mortgage Securities
                 Corp,
                 5.44%, 05/15/2045 (L)...........................       2,921
       4,300   JP Morgan Chase Commercial Mortgage Securities
                 Corp,
                 5.54%, 12/12/2043 (L)...........................       4,268
      49,686   LB-UBS Commercial Mortgage Trust,
                 1.32%, 03/15/2036 (I)(P)#.......................       1,480
         985   LB-UBS Commercial Mortgage Trust,
                 2.72%, 03/15/2027 #.............................         964
       3,950   LB-UBS Commercial Mortgage Trust,
                 5.22%, 02/15/2031 (L)...........................       3,859
      25,441   LB-UBS Commercial Mortgage Trust,
                 5.26%, 09/15/2039 (P)...........................         851
       2,950   LB-UBS Commercial Mortgage Trust,
                 5.41%, 09/15/2039 (L)...........................       2,918
         975   LB-UBS Commercial Mortgage Trust,
                 5.45%, 11/15/2038 (L)...........................         963
       2,445   LB-UBS Commercial Mortgage Trust,
                 5.48%, 11/15/2038 (L)...........................       2,418
       1,132   Lehman Brothers Small Balance Commercial,
                 5.52%, 09/25/2030...............................       1,122
       1,100   Lehman Brothers Small Balance Commercial,
                 5.62%, 09/25/2036 (I)...........................       1,098
       2,870   Marlin Leasing Receivables LLC,
                 5.33%, 09/19/2009 (I)...........................       2,860
       2,400   MBNA Credit Card Master Note Trust,
                 4.50%, 08/06/2010 (G)...........................       2,346
         417   Merrill Lynch Mortgage Trust,
                 4.56%, 06/12/2043...............................         406
      42,107   Merrill Lynch Mortgage Trust,
                 4.57%, 06/12/2043 (P)...........................       1,098
      22,977   Merrill Lynch/Countrywide Commercial Mortgage
                 Trust,
                 5.27%, 07/12/2046 (P)...........................         852

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
$      2,950   Merrill Lynch/Countrywide Commercial Mortgage
                 Trust,
                 5.46%, 07/12/2046 (L)...........................  $    2,921
       2,040   Merrill Lynch/Countrywide Commercial Mortgage
                 Trust,
                 5.91%, 06/12/2046 (L)...........................       2,105
         353   Morgan Stanley Auto Loan Trust,
                 5.00%, 06/03/2007 (I)...........................         352
         302   Morgan Stanley Capital I,
                 7.49%, 04/30/2039 (I)(L)........................         301
      12,535   Morgan Stanley Dean Witter Capital I,
                 0.46%, 08/25/2032 (A)(H)(P).....................          --
       5,041   Morgan Stanley Dean Witter Capital I,
                 8.05%, 08/25/2032 (H)(P)........................          44
         650   Popular ABS Mortgage Pass-Through Trust,
                 4.75%, 12/25/2034...............................         622
         540   Popular ABS Mortgage Pass-Through Trust,
                 5.42%, 04/25/2035...............................         527
       1,125   Providian Gateway Master Trust,
                 3.35%, 09/09/2007 (I)...........................       1,111
       1,750   PSE&G Transition Funding LLC,
                 6.45%, 06/16/2010 #.............................       1,820
         800   Renaissance Home Equity Loan Trust,
                 5.36%, 05/25/2035...............................         784
       1,260   Renaissance Home Equity Loan Trust,
                 5.75%, 05/25/2036 (L)...........................       1,267
       2,150   Wachovia Auto Loan Owner Trust,
                 5.29%, 02/12/2010 (I)...........................       2,146
       9,666   Wachovia Bank Commercial Mortgage Trust,
                 3.65%, 02/15/2041 (I)(P)........................         266
      41,997   Wachovia Bank Commercial Mortgage Trust,
                 4.48%, 05/15/2044 (I)(P)#.......................       1,059
         417   Wachovia Bank Commercial Mortgage Trust,
                 4.52%, 05/15/2044...............................         405
       1,375   Wachovia Bank Commercial Mortgage Trust,
                 4.72%, 01/15/2041...............................       1,341
       2,650   Wachovia Bank Commercial Mortgage Trust,
                 5.42%, 01/15/2045 #.............................       2,646
       2,500   Wachovia Bank Commercial Mortgage Trust,
                 5.42%, 01/15/2045 (L)...........................       2,480
       4,300   Wachovia Bank Commercial Mortgage Trust,
                 5.77%, 07/15/2045 (L)...........................       4,368
       2,950   Wachovia Bank Commercial Mortgage Trust,
                 5.78%, 05/15/2043 (L)...........................       3,011
                                                                   ----------
                                                                      131,940
                                                                   ----------

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
               HEALTH CARE -- 0.2%
$      1,804   CVS Lease Pass Through T,
                 6.04%, 12/10/2028 (I)#..........................  $    1,774
                                                                   ----------
               TRANSPORTATION -- 0.2%
         996   Continental Airlines, Inc.,
                 6.70%, 06/15/2021...............................       1,036
         811   Continental Airlines, Inc.,
                 8.05%, 11/01/2020...............................         906
                                                                   ----------
                                                                        1,942
                                                                   ----------
               Total asset & commercial
                 mortgage backed securities
                 (cost $136,957).................................  $  135,656
                                                                   ----------
CORPORATE BONDS: INVESTMENT GRADE--19.3%
               BASIC MATERIALS -- 0.9%
       1,960   Aloca, Inc.,
                 5.95%, 02/01/2037 (G)...........................  $    1,938
         491   Fortune Brands, Inc.,
                 5.13%, 01/15/2011 (G)...........................         481
       1,550   Teck Cominco Ltd.,
                 5.38%, 10/01/2015 (G)...........................       1,492
       1,250   Teck Cominco Ltd.,
                 6.13%, 10/01/2035 #.............................       1,193
       1,000   Westvaco Corp.,
                 7.95%, 02/15/2031 #.............................       1,122
       2,441   Xstrata Finance Canada,
                 5.80%, 11/15/2016 (I)...........................       2,426
                                                                   ----------
                                                                        8,652
                                                                   ----------
               CAPITAL GOODS -- 0.2%
       2,051   Xerox Corp.,
                 6.75%, 02/01/2017 #.............................       2,102
                                                                   ----------
               CONSUMER CYCLICAL -- 0.3%
       2,490   D.R. Horton, Inc.,
                 6.50%, 04/15/2016 (G)...........................       2,512
         710   Foster's Finance Corp.,
                 4.88%, 10/01/2014 (I)...........................         661
                                                                   ----------
                                                                        3,173
                                                                   ----------
               CONSUMER STAPLES -- 0.4%
       2,237   Diageo Finance B.V.,
                 5.50%, 04/01/2013 #.............................       2,226
       1,865   SABMiller plc,
                 6.20%, 07/01/2011 (I)...........................       1,907
                                                                   ----------
                                                                        4,133
                                                                   ----------
               ENERGY -- 1.5%
       1,870   Amerada Hess Corp.,
                 7.13%, 03/15/2033 #.............................       2,033
         400   Consumers Energy Co.,
                 5.15%, 02/15/2017...............................         380
       1,095   Consumers Energy Co.,
                 5.38%, 04/15/2013 (G)...........................       1,078
       1,215   Enterprise Products Operating L.P.,
                 4.63%, 10/15/2009 #.............................       1,188

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               ENERGY -- (CONTINUED)
$      1,275   Gazprom Capital SA,
                 6.21%, 11/22/2016 (I)...........................  $    1,258
       1,610   Petro-Canada,
                 5.95%, 05/15/2035 #.............................       1,519
         467   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                 3.44%, 09/15/2009 (I)...........................         456
       3,690   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                 5.30%, 09/30/2020 (I)#..........................       3,493
         710   Smepra Energy,
                 6.00%, 02/01/2013...............................         721
       1,490   TNK-BP Finance S.A.,
                 7.50%, 07/18/2016 (I)#..........................       1,556
                                                                   ----------
                                                                       13,682
                                                                   ----------
               FINANCE -- 10.9%
       1,307   ABX Financing Co.,
                 6.35%, 10/15/2036 (I)...........................       1,289
       1,385   Aegon Funding Corp.,
                 5.75%, 12/15/2020 #.............................       1,389
       1,400   AES El Salvador Trust,
                 6.75%, 02/01/2016 (I)#..........................       1,390
       2,708   Aetna, Inc.,
                 5.75%, 06/15/2011 (G)...........................       2,742
       6,058   American Express Credit Corp.,
                 6.80%, 09/01/2066 #.............................       6,459
       3,110   Amvescap plc,
                 4.50%, 12/15/2009 #.............................       3,024
       1,206   Amvescap plc,
                 5.38%, 02/27/2013 #.............................       1,187
         915   Army Hawaii Family Housing Trust Certificates,
                 5.52%, 06/15/2050 (I)...........................         879
       3,973   Axa S.A.,
                 6.46%, 12/14/2049 (I)(L)#.......................       3,879
       1,950   BAC Capital Trust XI,
                 6.63%, 05/23/2036 #.............................       2,079
       1,735   BAE Systems Holdings, Inc.,
                 5.20%, 08/15/2015 (I)#..........................       1,680
          80   Capital One Bank,
                 4.88%, 05/15/2008...............................          79
       2,218   Capital One Capital IV,
                 6.75%, 02/17/2037 (Q)#..........................       2,232
       1,490   Credit Suisse First Boston USA, Inc.,
                 6.50%, 01/15/2012 #.............................       1,564
       3,425   Duke Reality L.P.,
                 5.95%, 02/15/2017 (G)...........................       3,471
       1,355   ERAC USA Finance Co.,
                 5.60%, 05/01/2015 (I)#..........................       1,338
       1,740   ERP Operating L.P.,
                 6.58%, 04/13/2015 #.............................       1,846
       3,446   Genworth Financial, Inc.,
                 6.15%, 11/15/2066 #.............................       3,432
       3,875   Goldman Sachs Group, Inc.,
                 5.95%, 01/15/2027 #.............................       3,781
       1,980   HSBC Holding plc,
                 6.50%, 05/02/2036...............................       2,113

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           Market
 AMOUNT (B)                                                        Value (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
JPY1,060,000   Japan Finance Corporation,
                 2.00%, 05/09/2016...............................  $    9,042
$      3,445   JP Morgan Chase Capital XX,
                 6.55%, 09/29/2036 #.............................       3,520
         820   Kazkommerts International B.V.,
                 8.00%, 11/03/2015 (I)...........................         831
       1,970   Liberty Mutual Group,
                 7.50%, 08/15/2036 (I)...........................       2,142
       2,570   Merrill Lynch & Co., Inc.,
                 6.05%, 05/16/2016 #.............................       2,639
       1,345   Merrill Lynch & Co., Inc.,
                 6.22%, 09/15/2026...............................       1,366
         220   Metlife, Inc.,
                 5.38%, 12/15/2012 (G)...........................         219
       6,319   Metlife, Inc.,
                 6.40%, 12/15/2036 #.............................       6,331
       2,050   Morgan Stanley,
                 5.45%, 01/09/2017 #.............................       2,006
       2,032   MUFG Capital Finance I Ltd.,
                 6.35%, 07/25/2049 (G)(L)........................       2,050
          75   National Rural Utilities Cooperative Finance
                 Corp.,
                 5.75% 08/28/2009 (G)............................          76
         850   North Street Referenced Linked Notes,
                 6.41%, 07/30/2010 (I)(L)........................         731
       1,511   Principal Financial Group, Inc.,
                 6.05%, 10/15/2036 #.............................       1,528
         200   Simon Property Group L.P.,
                 6.35%, 08/28/2012 (G)...........................         208
       1,820   Simon Property Group, Inc.,
                 7.88%, 03/15/2016 (I)#..........................       2,102
       3,598   SMFG Preferred Capital,
                 6.08%, 12/01/2049 (I)(L)........................       3,539
       1,500   St. Paul Travelers Cos., Inc.,
                 8.13%, 04/15/2010 #.............................       1,621
       3,371   Standard Chartered plc,
                 6.41%, 01/30/2049 (I)(L)#.......................       3,316
       3,652   Suntrust Capital VIII,
                 6.10%, 12/01/2066...............................       3,547
         810   Suntrust Preferred Capital,
                 5.85%, 12/29/2049 (L)#..........................         817
         496   Travelers Property Casualty Corp.,
                 5.00%, 03/15/2013...............................         482
       1,270   TuranAlem Finance B.V.,
                 8.50%, 02/10/2015 (K)...........................       1,294
       3,000   US Bank Realty Corp.,
                 6.09%, 12/22/2049 (I)(L)#.......................       3,010
       1,006   Wellpoint, Inc.,
                 5.85%, 01/15/2036 (G)...........................         977
       1,000   WellPoint, Inc.,
                 6.80%, 08/01/2012 #.............................       1,054
       1,983   Westfield Group,
                 5.70%, 10/01/2016 (I)#..........................       1,985
                                                                   ----------
                                                                      102,286
                                                                   ----------
               FOREIGN GOVERNMENTS -- 0.1%
         682   United Mexican States,
                 5.63%, 01/15/2017 #.............................         673
                                                                   ----------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               HEALTH CARE -- 0.4%
$        856   Baxter International, Inc.,
                 5.90%, 09/01/2016...............................  $      873
       2,630   Teva Pharmaceuticals Finance LLC,
                 6.15%, 02/01/2036 #.............................       2,535
                                                                   ----------
                                                                        3,408
                                                                   ----------
               SERVICES -- 1.9%
       2,110   Cox Communications, Inc.,
                 5.45%, 12/15/2014 #.............................       2,063
       1,681   Cox Communications, Inc.,
                 5.88%, 12/01/2016 (I)...........................       1,678
       1,075   Cox Communications, Inc.,
                 6.45%, 12/01/2036 (I)...........................       1,069
         435   Electronic Data Systems Corp.,
                 3.88%, 07/15/2023 (G)...........................         454
         775   FedEx Corp.,
                 3.50%, 04/01/2009...............................         744
       1,975   Marriott International, Inc.,
                 6.20%, 06/15/2016 #.............................       1,993
         813   Mashantucket Western Pequot Revenue Bond,
                 5.91%, 09/01/2021 (I)#..........................         768
       3,325   Time Warner Entertainment Co. L.P.,
                 8.38%, 07/15/2033 #.............................       4,046
       1,100   Time Warner, Inc.,
                 6.50%, 11/15/2036...............................       1,095
       1,164   Viacom, Inc.,
                 5.75%, 04/30/2011 #.............................       1,165
       3,250   Viacom, Inc.,
                 6.88%, 04/30/2036 #.............................       3,237
                                                                   ----------
                                                                       18,312
                                                                   ----------
               TECHNOLOGY -- 1.1%
       1,352   AT&T Corp.,
                 8.00%, 11/15/2031 #.............................       1,677
       2,850   Cingular Wireless Services, Inc.,
                 8.75%, 03/01/2031 #.............................       3,686
       2,139   Siemens Finance,
                 6.13%, 08/17/2026 (I)...........................       2,173
         685   TCI Communications, Inc.,
                 8.75%, 08/01/2015...............................         809
       2,075   Tele-Communications, Inc.,
                 7.88%, 08/01/2013 #.............................       2,303
                                                                   ----------
                                                                       10,648
                                                                   ----------
               TRANSPORTATION -- 0.4%
       1,035   American Airlines, Inc.,
                 7.86%, 10/01/2011 #.............................       1,126
       2,225   CSX Corp.,
                 6.75%, 03/15/2011 #.............................       2,324
                                                                   ----------
                                                                        3,450
                                                                   ----------
               UTILITIES -- 1.2%
       1,314   Carolina Power & Light Co.,
                 5.25%, 12/15/2015 #.............................       1,283
       1,625   Centerpoint Energy, Inc.,
                 6.85%, 06/01/2015 #.............................       1,706
         565   Detroit Edison Co.,
                 6.13%, 10/01/2010...............................         575

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               UTILITIES -- (CONTINUED)
$      1,065   Kinder Morgan Energy Partners L.P.,
                 6.50%, 02/01/2037...............................  $    1,066
       1,960   Kinder Morgan Finance Co.,
                 5.70%, 01/05/2016...............................       1,827
       1,170   Northern States Power Co.,
                 6.25%, 06/01/2036#..............................       1,231
       1,310   Peco Energy Corp.,
                 5.95%, 10/01/2036 (G)...........................       1,322
         630   Puget Sound Energy, Inc.,
                 7.96%, 02/22/2010...............................         671
         850   Texas-New Mexico Power Co.,
                 6.13%, 06/01/2008...............................         852
         250   Westar Energy, Inc.,
                 5.15%, 01/01/2017...............................         236
          75   Westar Energy, Inc.,
                 6.00%, 07/01/2014...............................          76
                                                                   ----------
                                                                       10,845
                                                                   ----------
               Total corporate bonds: investment grade
                 (cost $181,304).................................  $  181,364
                                                                   ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 5.5%
               BASIC MATERIALS -- 1.0%
       1,810   Boise Cascade LLC,
                 7.13%, 10/15/2014...............................  $    1,765
       1,250   Citigroup (Jsc Severstal),
                 9.25%, 04/19/2014 (K)...........................       1,348
         820   Evraz Group S.A.,
                 8.25%, 11/10/2015 (I)...........................         833
       1,700   Goodyear Tire & Rubber Co.,
                 11.25%, 03/01/2011..............................       1,876
         830   Goodyear Tire & Rubber Co.,
                 9.14%, 12/01/2009 (G)(I)(L).....................         836
       1,900   Potlatch Corp.,
                 13.00%, 12/01/2009 (L)#.........................       2,176
         835   Vedanta Resources plc,
                 6.63%, 02/22/2010 (I)#..........................         824
                                                                   ----------
                                                                        9,658
                                                                   ----------
               CAPITAL GOODS -- 0.3%
       1,830   Bombardier, Inc.,
                 6.30%, 05/01/2014 (I)...........................       1,731
       1,219   L-3 Communications Corp.,
                 3.00%, 08/01/2035 (G)...........................       1,265
                                                                   ----------
                                                                        2,996
                                                                   ----------
               CONSUMER CYCLICAL -- 0.6%
       1,140   Aramark Corp.,
                 8.86%, 02/01/2015 (I)(L)........................       1,163
       1,975   ArvinMeritor, Inc.,
                 8.75%, 03/01/2012 (G)...........................       2,014
       1,095   K. Hovnanian Enterprises, Inc.,
                 6.00%, 01/15/2010 (G)...........................       1,057
       1,510   Supervalu, Inc.,
                 7.50%, 11/15/2014...............................       1,573
         110   Technical Olympic USA, Inc.,
                 8.75%, 04/01/2011 (G)(I)........................         106
                                                                   ----------
                                                                        5,913
                                                                   ----------

 PRINCIPAL                                                           Market
 AMOUNT (B)                                                        Value (W)
------------                                                       ----------
               CONSUMER STAPLES -- 0.3%
$        800   JBS SA,
                 10.50%, 08/04/2016..............................  $      866
       1,555   OJSC Myronivsky Hliboproduct,
                 10.25%, 11/30/2011 (I)..........................       1,602
                                                                   ----------
                                                                        2,468
                                                                   ----------
               ENERGY -- 0.1%
         816   Chesapeake Energy Corp.,
                 2.75%, 11/15/2035...............................         829
                                                                   ----------
               FINANCE -- 1.1%
         535   American Real Estate Partners L.P.,
                 7.13%, 02/15/2013 (G)...........................         530
       1,710   Avis Budget Car Rental,
                 7.87%, 05/15/2014 (I)(L)........................       1,697
         580   Drummond Co., Inc.,
                 7.38%, 02/15/2016 (I)...........................         555
       2,660   Ford Motor Credit Co.,
                 9.81%, 04/15/2012 (L)#..........................       2,884
       4,435   General Motors Acceptance Corp.,
                 6.88%, 09/15/2011 #.............................       4,501
                                                                   ----------
                                                                       10,167
                                                                   ----------
               FOREIGN GOVERNMENTS -- 0.3%
         915   Argentina (Republic of),
                 7.00%, 09/12/2013...............................         879
 BRL   1,875   Brazil (Republic of),
                 12.50%, 01/05/2022..............................       1,009
         860   Republic of Turkey,
                 7.00%, 09/26/2016...............................         870
                                                                   ----------
                                                                        2,758
                                                                   ----------
               HEALTH CARE -- 0.3%
         605   Biovail Corp.,
                 7.88%, 04/01/2010 (G)...........................         618
       2,200   HCA, Inc.,
                 7.88%, 02/01/2011 (G)...........................       2,217
                                                                   ----------
                                                                        2,835
                                                                   ----------
               SERVICES -- 0.2%
         455   CSC Holdings, Inc.,
                 8.13%, 08/15/2009...............................         471
       1,430   ISA Capital Do Brasil SA,
                 8.80%, 01/30/2017 (G)(I)........................       1,471
                                                                   ----------
                                                                        1,942
                                                                   ----------
               TECHNOLOGY -- 1.3%
       1,445   CSC Holdings, Inc.,
                 8.13%, 07/15/2009...............................       1,497
       1,085   Dobson Cellular Systems,
                 8.38%, 11/01/2011...............................       1,146
       1,800   Freescale Semiconductor, Inc.,
                 10.13%, 12/15/2016 (G)(I).......................       1,791
       2,000   Intelsat Bermuda Ltd.,
                 9.25%, 06/15/2016 (I)#..........................       2,195
       1,105   NXP B.V./NXP Funding, LLC,
                 8.11%, 10/15/2013 (I)(L)........................       1,126
       1,750   Qwest Communications International, Inc.,
                 7.50%, 02/15/2014 #.............................       1,807

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
               TECHNOLOGY -- (CONTINUED)
$        810   Vimpel Communications,
                 8.25%, 05/23/2016 (I)...........................  $      854
       1,940   Windstream Corp.,
                 8.63%, 08/01/2016...............................       2,117
                                                                   ----------
                                                                       12,533
                                                                   ----------
               Total corporate bonds: non-investment grade
                 (cost $50,626)..................................  $   52,099
                                                                   ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- 6.9%
               BASIC MATERIALS -- 0.6%
       1,338   Compass Minerals Group, Inc.,
                 6.86%, 12/22/2012 (N)...........................  $    1,340
       2,686   Georgia-Pacific Corp.,
                 7.35%, 02/14/2013 (N)...........................       2,710
       1,444   Huntsman International, Inc.,
                 7.07%, 08/16/2012 (N)...........................       1,450
         437   Tupperware Corp.,
                 6.86%, 11/07/2012 (AA)(Q).......................         436
                                                                   ----------
                                                                        5,936
                                                                   ----------
               CONSUMER CYCLICAL -- 1.0%
       4,470   Ford Motor Co.,
                 8.36%, 12/12/2013 (N)...........................       4,521
         353   Invista B.V., Term Loan Tranch B-1,
                 6.88%, 04/30/2010 (N)...........................         354
         354   Invista B.V., Term Loan Tranch B-2,
                 6.88%, 04/30/2010 (N)...........................         354
         446   Oshkosh Truck Corp.,
                 7.11%, 12/06/2013 (AA)(Q).......................         444
       1,241   Supervalu, Inc.,
                 6.85%, 06/01/2011 (N)...........................       1,241
       1,047   Supervalu, Inc.,
                 7.10%, 05/30/2013 (N)...........................       1,052
       1,692   William Carter Co.,
                 6.86%, 07/14/2012 (N)(Q)........................       1,693
                                                                   ----------
                                                                        9,659
                                                                   ----------
               FINANCE -- 1.0%
       2,545   Ameritrade Holding Corp.,
                 6.82%, 12/31/2011 (N)...........................       2,550
         787   CB Richard Ellis Services, Inc.,
                 6.86%, 12/14/2013 (AA)(Q).......................         789
       3,545   General Growth Properties,
                 6.57%, 02/24/2010 (N)...........................       3,529
       1,651   Nasdaq Stock Market, Inc., Term Loan B,
                 7.07%, 05/22/2012 (N)...........................       1,654
         806   Nasdaq Stock Market, Inc., Term Loan C,
                 7.07%, 05/22/2012 (N)...........................         808
                                                                   ----------
                                                                        9,330
                                                                   ----------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               HEALTH CARE -- 0.8%
$      1,598   Community Health Systems,
                 7.12%, 08/19/2011 (N)...........................  $    1,600
         568   DJ Orthopedics LLC,
                 6.88%, 04/07/2013 (N)...........................         569
       3,081   Fresenius Medical Care AG,
                 6.74%, 03/23/2012 (N)...........................       3,068
       2,125   Lifepoint Hospitals, Inc.,
                 6.95%, 04/15/2012 (N)(Q)........................       2,123
         610   Ventiv Health, Inc.,
                 6.82%, 10/05/2011 (N)...........................         609
                                                                   ----------
                                                                        7,969
                                                                   ----------
               SERVICES -- 1.7%
         970   Allied Waste,
                 7.07%, 01/15/2012 (N)...........................         974
       2,188   Allied Waste,
                 7.16%, 01/15/2012 (AA)..........................       2,198
       1,604   Gray Television, Inc.,
                 6.85%, 11/22/2012 (N)...........................       1,603
         533   Gray Television, Inc.,
                 6.85%, 05/22/2013 (N)...........................         533
       4,759   MGM Mirage, Inc.,
                 6.54%, 10/03/2011 (N)...........................       4,694
       2,713   Regal Cinemas, Inc.,
                 7.12%, 11/10/2010 (N)...........................       2,717
         931   UPC Financing Partnership,
                 7.37%, 03/31/2013 (N)...........................         934
         931   UPC Financing Partnership,
                 7.37%, 12/31/2013 (N)...........................         934
       1,662   Weight Watchers International, Inc.,
                 6.61%, 01/24/2013 (N)...........................       1,658
                                                                   ----------
                                                                       16,245
                                                                   ----------
               TECHNOLOGY -- 1.6%
       1,624   Cincinnati Bell, Inc.,
                 6.93%, 08/31/2012 (N)(Q)........................       1,624
       2,595   Idearc, Inc.,
                 6.82%, 11/17/2013 (N)(Q)........................       2,594
       2,128   Idearc, Inc.,
                 7.33%, 11/17/2014 (N)...........................       2,144
       1,763   Mediacom Broadband,
                 7.12%, 01/31/2015 (N)...........................       1,758
         754   Mediacom Broadband,
                 7.17%, 01/31/2015 (N)...........................         752
         443   Mediacom LLC,
                 7.17%, 01/31/2015 (N)...........................         443
       3,830   R.H. Donnelly, Inc.,
                 6.87%, 06/30/2011 (N)(Q)........................       3,825
         748   UGS Corp.,
                 7.10%, 03/31/2012 (AA)..........................         749
                                                                   ----------
                                                                       13,889
                                                                   ----------

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
               UTILITIES -- 0.2%
$        961   Mirant North America LLC,
                 7.07%, 01/03/2013 (N)...........................  $      962
         628   NRG Energy, Inc.,
                 7.36%, 01/27/2013 (N)#..........................         634
         334   Pike Electric, Inc.,
                 6.88%, 07/01/2012 (N)...........................         333
                                                                   ----------
                                                                        1,929
                                                                   ----------
               Total senior floating rate interests non-
                 investment grade (cost $64,858).................  $   64,957
                                                                   ----------
U.S. GOVERNMENT AGENCIES -- 28.3%
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.2%
       3,800   4.10% 2014........................................  $    3,691
      11,739   4.50% 2018 #......................................      11,278
       8,425   5.00% 2034........................................       8,029
       2,969   5.04% 2035 (L)....................................       2,943
       3,446   5.33% 2036 #......................................       3,434
         977   5.44% 2036 (L)....................................         975
       2,914   5.45% 2036 (L)#...................................       2,910
      12,659   5.48% 2036 (L)....................................      12,548
       3,248   5.50% 2033 -- 2034................................       3,204
       3,149   5.58% 2036 (L)....................................       3,149
      14,639   6.00% 2032 -- 2035 (Q)............................      14,721
                                                                   ----------
                                                                       66,882
                                                                   ----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.6%
         708   4.69% 2034 (L)....................................         697
       1,792   4.72% 2035 (L)....................................       1,760
         865   4.725% 2035 (L)...................................         852
       1,550   4.78% 2035 (L)....................................       1,526
         602   4.79% 2035 (L)....................................         591
       6,650   4.89% 2008 (G)....................................       6,625
       1,042   4.89% 2035 (L)....................................       1,032
         781   4.90% 2035 (L)....................................         767
       1,902   4.93% 2035 (L)....................................       1,868
       6,575   5.00% 2008........................................       6,559
      46,579   5.00% 2018 -- 2037 (Q)............................      45,196
       1,297   5.09% 2035 (L)....................................       1,286
      32,223   5.50% 2017 -- 2033 (Q)............................      31,970
      44,207   6.00% 2013 -- 2037 (Q)............................      44,387
       1,441   6.50% 2031 -- 2037 (Q)............................       1,466
         385   7.50% 2029 -- 2031................................         400
                                                                   ----------
                                                                      146,982
                                                                   ----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.8%
       5,053   5.50% 2033 -- 2035................................       5,007
      17,383   6.00% 2032 -- 2037 (Q)............................      17,550
       3,717   6.50% 2028 -- 2032................................       3,818
                                                                   ----------
                                                                       26,375
                                                                   ----------
               OTHER GOVERNMENT AGENCIES -- 2.7%
               Small Business Administration Participation
                 Certificates:
       1,354   5.12% 2026........................................       1,327
       4,021   5.32% 2026........................................       3,990
       2,758   5.36% 2026........................................       2,746

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               SMALL BUSINESS ADMINISTRATION PARTICIPATION
               CERTIFICATES -- (CONTINUED)
$      2,063   5.37% 2026........................................  $    2,056
       2,284   5.54% 2026........................................       2,298
       1,899   5.57% 2026........................................       1,915
       1,869   5.64% 2026........................................       1,895
       2,208   5.70% 2026........................................       2,241
       1,751   5.82% 2026........................................       1,788
       1,754   5.87% 2026........................................       1,795
       1,543   6.07% 2026........................................       1,595
       1,722   6.14% 2022........................................       1,768
                                                                   ----------
                                                                       25,414
                                                                   ----------
               Total U.S. government agencies
                 (cost $268,383).................................  $  265,653
                                                                   ----------
U.S. GOVERNMENT SECURITIES -- 15.7%
               OTHER DIRECT FEDERAL OBLIGATIONS -- 2.1%
       8,800   Tennessee Valley Authority
                 4.75% 2025 (M)#.................................  $    2,249
      18,000   Federal Home Loan Bank
                 2.75% 2008 (G)..................................      17,516
         250   Federal Home Loan Bank
                 9.14% 2007 (L)..................................         250
                                                                   ----------
                                                                       20,015
                                                                   ----------
               U.S. TREASURY SECURITIES -- 13.6%
       2,032   2.375% 2027 (O)...................................       2,021
       3,549   4.50% 2011 (G)....................................       3,501
       7,234   4.50% 2036 (G)....................................       6,762
      77,730   4.625% 2011 -- 2016 (G)...........................      76,813
       9,675   4.75% 2012........................................       9,646
       1,275   4.875% 2009 (G)...................................       1,275
           5   5.00% 2008 (G)....................................           5
      27,270   5.125% 2011 (G)...................................      27,592
                                                                   ----------
                                                                      127,615
                                                                   ----------
               Total U.S. government securities
                 (cost $148,497).................................  $  147,630
                                                                   ----------
               Total long-term investments
                 (cost $851,874).................................  $  848,500
                                                                   ----------
SHORT-TERM INVESTMENTS -- 34.3%
               FINANCE -- 7.9%
       8,000   Allied Irish Banks NA,
                 5.25%, 02/12/2007...............................  $    7,986
       6,000   Bank of America Corp.,
                 5.24%, 02/12/2007...............................       5,990
       8,000   BNP Paribas Finance,
                 5.25%, 02/08/2007...............................       7,991
       4,000   Calyon North America, Inc.,
                 5.25%, 02/08/2007...............................       3,995
       8,000   Citigroup Funding, Inc,
                 5.26%, 02/12/2007...............................       7,986
       6,000   Credit Suisse First Boston New York,
                 5.25%, 02/12/2007...............................       5,990
       8,000   Danske Corp.,
                 5.26%, 02/12/2007...............................       7,986
       8,000   Deutsche Bank,
                 5.25%, 02/05/2007...............................       7,994

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
               FINANCE -- (CONTINUED)
$      2,000   ERAC USA Finance Co.,
                 5.33%, 02/12/2007...............................  $    1,996
       8,000   Rabobank USA,
                 5.25%, 02/06/2007...............................       7,993
           6   State Street Bank Money Market Fund...............           6
       8,000   UBS Finance LLC,
                 5.26%, 02/12/2007...............................       7,986
                                                                   ----------
                                                                       73,899
                                                                   ----------
               REPURCHASE AGREEMENTS @ -- 11.5%
      33,497   BNP Paribas Joint Repurchase Agreement,
                 5.19%, 02/01/2007...............................      33,497
      33,497   RBS Greenwich Joint Repurchase Agreement,
                 5.19%, 02/01/2007...............................      33,497
      40,953   UBS Securities, Inc. Joint Repurchase Agreement,
                 5.19%, 02/01/2007...............................      40,953
                                                                   ----------
                                                                      107,947
                                                                   ----------
   SHARES
------------
               SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
               LENDING -- 14.4%
     135,875   Navigator Prime Portfolio.........................     135,875
                                                                   ----------
 PRINCIPAL
   AMOUNT
------------
               U.S. TREASURY BILL -- 0.1%
$        650   U.S. Treasury Bill,
                 4.86%, 03/15/2007 (M)(S)........................         646
                                                                   ----------
               UTILITIES -- 0.4%
       4,000   Dominion Resources, Inc.,
                 5.32%, 02/12/2007...............................       3,993
                                                                   ----------
               Total short-term investments
                 (cost $322,360).................................  $  322,360
                                                                   ----------
               Total investments in securities
                 (cost $1,174,234) (C)...........................  $1,170,860
               Other assets and liabilities......................    (230,548)
                                                                   ----------
               Total net assets..................................  $  940,312
                                                                   ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.31% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, rounds to zero.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

      BRL  -- Brazilian Real
      JPY  -- Japanese Yen

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $1,174,512 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

        Unrealized appreciation.......................  $ 4,268
        Unrealized depreciation.......................   (7,920)
                                                        -------
        Net unrealized depreciation...................  $(3,652)
                                                        =======

 (G) Security is partially on loan at January 31, 2007.

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, which are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                           COST
      ACQUIRED          PAR                   SECURITY                 BASIS
      --------          ---                   --------                 -----
      4/2005          $12,535   Morgan Stanley Dean Witter Capital I,  $  --
                                due 2023 - 144A
      4/2005-8/2006     5,041   Morgan Stanley Dean Witter Capital I,     85
                                due 2032 - Reg D

     The aggregate value of these securities at January 31, 2007 was $44, which represents 0.00% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $88,315, which represents 9.39% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2007, the market value of these securities amounted to $2,642 or 0.28% of net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (N) The interest rate disclosed for these securities represents the effective yield as of January 31, 2007.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2007.

 (AA)The interest rate disclosed for these securities represents an estimated yield as of January 31, 2007.

--------------------------------------------------------------------------------

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2007 was $119,726.

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2007.

  (S)Security pledged as initial margin deposit for open futures contracts at January 31, 2007.

               FUTURES CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                                            NUMBER OF                                               APPRECIATION
DESCRIPTION                                                 CONTRACTS*         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                 ----------         --------         ----------         --------------
U.S. 2 Year Treasury Note futures contracts                    175               Long           March 2007             $(176)
U.S. 5 Year Treasury Note futures contracts                     25               Long           March 2007               (12)
U.S. Long Bond futures contracts                               189              Short           March 2007               658
                                                                                                                       -----
                                                                                                                       $ 470
                                                                                                                       =====

*  The number of contracts does not omit 000's.

(W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

@  Repurchase agreements collateralized as follows:

                                                                     SECURITY TYPE            COUPON RATE         EXPIRATION DATE
                                                                  -------------------         -----------         ---------------
   BNP Paribas Joint Repurchase Agreement                         U.S. Treasury Bonds            6.00%                 2026
                                                                  U.S. Treasury Notes            7.50%                 2016
   RBS Greenwich Joint Repurchase Agreement                       U.S. Treasury Notes           4.875%                 2009
   UBS Securities, Inc. Joint Repurchase Agreement                U.S. Treasury Bonds            6.25%                 2023

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         ------          --------         ----------         --------------
Euro                                          Buy              $ 9,273         $ 9,189          02/01/2007             $  84
Euro                                          Sell               9,273           9,191          02/01/2007               (82)
Japanese Yen                                  Buy               18,323          18,177          03/30/2007               146
Japanese Yen                                  Sell              18,275          18,395          03/30/2007               120
Japanese Yen                                  Sell               9,244           9,137          03/30/2007              (107)
                                                                                                                       -----
                                                                                                                       $ 161
                                                                                                                       =====

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 5.2%
            FINANCE -- 5.2%
 $ 2,000    Countrywide Asset Backed Certificates,
              5.76%, 06/25/2035...............................  $  1,998
   2,000    Countrywide Asset Backed Certificates,
              5.80%, 07/25/2034...............................     1,984
   4,000    Merrill Lynch/Countrywide Commercial Mortgage
              Trust,
              5.46%, 07/12/2046 (L)...........................     3,961
   1,970    Spirit Master Funding LLC,
              5.76%, 03/20/2024 (I)...........................     1,972
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $9,992)...................................  $  9,915
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
            FINANCE -- 0.2%
     500    North Street Referenced Linked Notes,
              6.41%, 07/30/2010 (I)(L)........................  $    430
                                                                --------
            Total corporate bonds: investment grade
              (cost $429).....................................  $    430
                                                                --------
U.S. GOVERNMENT SECURITIES -- 8.6%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 3.5%
   6,650    Federal Home Loan Bank
              5.125% 2013.....................................  $  6,664
                                                                --------
            U.S. TREASURY SECURITIES -- 5.1%
   9,800    U.S. Treasury Notes
              4.625% 2009 (G).................................     9,739
                                                                --------
            Total U.S. government securities
              (cost $16,426)..................................  $ 16,403
                                                                --------
U.S. GOVERNMENT AGENCIES -- 78.1%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 26.6%
            Mortgage Backed Securities:
   1,290    6.00% 2032........................................     1,298
      69    7.00% 2029-2031...................................        72
     102    9.00% 2022........................................       110
      59    11.50% 2015-2019..................................        62
      35    11.75% 2011.......................................        38
       8    12.50% 2019.......................................         8
                                                                --------
                                                                   1,588
                                                                --------
            Notes:
   3,000    5.13% 2011........................................     3,002
   9,292    6.00% 2017........................................     9,413
                                                                --------
                                                                  12,415
                                                                --------
            Remic -- PAC's:
  36,644    6.00% 2031-2032...................................    37,014
                                                                --------
                                                                  51,017
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 33.2%
            Mortgage Backed Securities:
  11,283    5.48% 2036........................................    11,279
  12,499    5.50% 2015-2036...................................    12,300
   2,153    5.85% 2009........................................     2,156
  22,057    6.00% 2016-2036...................................    22,152

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
 $ 1,294    6.01% 2009........................................  $  1,300
     789    6.50% 2013-2015...................................       807
      57    7.50% 2030........................................        59
      20    8.00% 2025........................................        21
      49    8.50% 2022........................................        53
      40    9.00% 2020........................................        43
      12    9.75% 2020........................................        13
      88    10.00% 2020.......................................        97
      36    10.50% 2012-2018..................................        40
       5    10.75% 2013.......................................         5
     151    11.00% 2015-2020..................................       164
      31    11.25% 2013.......................................        32
       7    11.50% 2015.......................................         8
      19    12.00% 2014.......................................        21
      63    12.50% 2015.......................................        69
                                                                --------
                                                                  50,619
                                                                --------
            Notes:
  10,500    6.25% 2029........................................    11,736
                                                                --------
            Remic-PAC's:
   1,117    6.50% 2012........................................     1,131
                                                                --------
                                                                  63,486
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.1%
            Mortgage Backed Securities:
     422    6.00% 2034........................................       425
   4,642    6.50% 2031-2032...................................     4,770
      45    7.00% 2030........................................        46
     114    8.00% 2022........................................       120
     403    9.50% 2016-2019...................................       439
      26    11.00% 2015-2018..................................        29
                                                                --------
                                                                   5,829
                                                                --------
            OTHER GOVERNMENT AGENCIES -- 15.1%
            Small Business Administration Participation
              Certificates
     997    4.99% 2024........................................       977
   1,258    5.12% 2026........................................     1,233
   2,015    5.31% 2022........................................     2,016
   1,966    5.32% 2026........................................     1,951
   1,936    5.36% 2026........................................     1,927
   1,448    5.37% 2026........................................     1,443
   1,507    5.54% 2026........................................     1,517
   2,765    5.66% 2022........................................     2,799
   1,920    5.70% 2026........................................     1,948
   1,241    5.78% 2021........................................     1,260
   3,679    5.82% 2026........................................     3,756
   2,812    5.98% 2022........................................     2,865
   2,374    6.07% 2026........................................     2,454
   2,699    6.14% 2022........................................     2,772
                                                                --------
                                                                  28,918
                                                                --------
            Total U.S. government agencies
              (cost $148,814).................................  $149,250
                                                                --------
            Total long-term investments
              (cost $175,661).................................  $175,998
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 12.6%
            REPURCHASE AGREEMENTS @ -- 7.1%
 $ 4,220    BNP Paribas Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................  $  4,220
   4,220    RBS Greenwich Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................     4,220
   5,159    UBS Securities, Inc. Joint Repurchase Agreement,
              5.19%, 02/01/2007...............................     5,159
                                                                --------
                                                                  13,599
                                                                --------
            U.S. GOVERNMENT SECURITIES -- 0.2%
     350    U.S. Treasury Bill,
              5.13%, 03/15/2007 (M)(S)........................       348
                                                                --------
                                                                  13,947
                                                                --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 5.3%
  10,032    Navigator Prime Portfolio.........................    10,032
                                                                --------
            Total short-term investments
              (cost $23,979)..................................  $ 23,979
                                                                --------
            Total investments in securities
              (cost $199,640) (C).............................  $199,977
            Other assets and liabilities......................    (8,918)
                                                                --------
            Total net assets..................................  $191,059
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $199,649 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation                            $1,114
      Unrealized depreciation                              (786)
                                                         ------
      Net unrealized appreciation                        $  328
                                                         ======

 (G) Security is partially on loan at December 31, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2007, was $2,402, which represents 1.26% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (S)Security pledged as initial margin deposit for open futures contracts at January 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JANUARY 31, 2007

                                 NUMBER                               UNREALIZED
                                   OF                                APPRECIATION
      DESCRIPTION              CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------              ----------   --------   ----------   --------------
      CBT 5 Year U.S.
      Treasury Note futures
      contracts                    82         Long     March 2007       $(128)
                                                                        =====

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                 SECURITY TYPE      COUPON RATE   EXPIRATION DATE
                                 -------------      -----------   ---------------
      BNP Paribas Joint
      Repurchase Agreement    U.S. Treasury Bonds      6.00%           2026
                              U.S. Treasury Notes      7.50%           2016
      RBS Greenwich Joint
      Repurchase Agreement    U.S. Treasury Notes     4.875%           2009
      UBS Securities, Inc.
      Joint Repurchase
      Agreement               U.S. Treasury Bonds      6.25%           2023

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 5.2%
     106    Agrium, Inc. .....................................  $  3,680
     126    Cameco Corp. .....................................     4,816
      69    Dow Chemical Co. .................................     2,858
      90    E.I. DuPont de Nemours & Co. .....................     4,480
      42    Kimberly-Clark Corp. .............................     2,922
                                                                --------
                                                                  18,756
                                                                --------
            CAPITAL GOODS -- 6.5%
      81    American Standard Cos., Inc. .....................     3,976
      46    Deere & Co. ......................................     4,623
      80    Goodrich Corp. ...................................     3,931
      58    National Oilwell Varco, Inc. (D)..................     3,493
      84    Pitney Bowes, Inc. ...............................     4,035
      37    Textron, Inc. ....................................     3,447
                                                                --------
                                                                  23,505
                                                                --------
            CONSUMER CYCLICAL -- 7.9%
      76    Altria Group, Inc. ...............................     6,607
      85    Federated Department Stores, Inc. ................     3,518
     173    Gap, Inc. ........................................     3,324
      79    McDonald's Corp. .................................     3,495
     161    Safeway, Inc. ....................................     5,804
     148    Supervalu, Inc. ..................................     5,610
                                                                --------
                                                                  28,358
                                                                --------
            CONSUMER STAPLES -- 6.1%
      72    Campbell Soup Co. ................................     2,774
      35    Colgate-Palmolive Co. ............................     2,391
      97    Kellogg Co. ......................................     4,759
     118    PepsiCo, Inc. ....................................     7,666
     254    Tyson Foods, Inc. Class A.........................     4,510
                                                                --------
                                                                  22,100
                                                                --------
            ENERGY -- 9.8%
      51    Chevron Corp. ....................................     3,739
      55    ConocoPhillips....................................     3,666
     224    Exxon Mobil Corp. ................................    16,613
      48    GlobalSantaFe Corp. ..............................     2,784
     108    Halliburton Co. ..................................     3,184
     115    Occidental Petroleum Corp. .......................     5,331
                                                                --------
                                                                  35,317
                                                                --------
            FINANCE -- 31.4%
      40    ACE Ltd. .........................................     2,288
      74    Aetna, Inc. ......................................     3,132
      97    Allstate Corp. ...................................     5,836
      87    American International Group, Inc. ...............     5,948
     265    Bank of America Corp. ............................    13,923
      97    Bank of New York Co., Inc. .......................     3,869
      91    Chubb Corp. ......................................     4,746
     262    Citigroup, Inc. ..................................    14,422
      40    Goldman Sachs Group, Inc. ........................     8,402
     278    Host Hotels & Resorts, Inc. ......................     7,371
     103    JP Morgan Chase & Co. ............................     5,262
      43    Merrill Lynch & Co., Inc. ........................     3,976
      50    Nuveen Investments, Inc. Class A..................     2,490
      49    PNC Financial Services Group, Inc. ...............     3,629
     107    State Street Corp. ...............................     7,574

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      86    UBS AG............................................  $  5,394
     109    US Bancorp........................................     3,884
      77    Wachovia Corp. ...................................     4,363
      42    Wellpoint, Inc. (D)...............................     3,268
      98    Wells Fargo & Co. ................................     3,535
                                                                --------
                                                                 113,312
                                                                --------
            HEALTH CARE -- 7.1%
      66    Abbott Laboratories...............................     3,514
     100    Baxter International, Inc. .......................     4,956
      86    Boston Scientific Corp. (D).......................     1,587
      73    Bristol-Myers Squibb Co. .........................     2,096
     214    CVS Corp. ........................................     7,204
     129    Wyeth.............................................     6,384
                                                                --------
                                                                  25,741
                                                                --------
            SERVICES -- 3.3%
      80    Comcast Corp. Class A (D).........................     3,523
     666    Sun Microsystems, Inc. (D)........................     4,422
     184    Time Warner, Inc. ................................     4,018
                                                                --------
                                                                  11,963
                                                                --------
            TECHNOLOGY -- 15.9%
     337    AT&T, Inc. .......................................    12,691
      36    Beckman Coulter, Inc. ............................     2,336
     149    Cisco Systems, Inc. (D)...........................     3,965
     177    Corning, Inc. (D).................................     3,685
     467    EMC Corp. (D).....................................     6,532
     297    General Electric Co. .............................    10,692
     120    Hewlett-Packard Co. ..............................     5,176
     159    Motorola, Inc. ...................................     3,164
     235    Verizon Communications, Inc. .....................     9,044
                                                                --------
                                                                  57,285
                                                                --------
            TRANSPORTATION -- 3.0%
     104    General Dynamics Corp. ...........................     8,128
     189    Southwest Airlines Co. ...........................     2,846
                                                                --------
                                                                  10,974
                                                                --------
            UTILITIES -- 3.5%
      38    Entergy Corp. ....................................     3,519
      72    Exelon Corp. .....................................     4,343
      63    FPL Group, Inc. ..................................     3,569
      31    SCANA Corp. ......................................     1,275
                                                                --------
                                                                  12,706
                                                                --------
            Total common stock
              (cost $319,380).................................  $360,017
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.6%
            REPURCHASE AGREEMENTS @ -- 0.7%
 $   555    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $    555
     769    BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................       769

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $   389    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................  $    389
      23    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        23
     914    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       914
                                                                --------
                                                                   2,650
                                                                --------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.9%
 $24,771    BNY Institutional Cash Reserve Fund...............  $ 24,771
                                                                --------
            Total short-term investments
              (Cost $27,421)..................................  $ 27,421
                                                                --------
            Total investments in securities
              (Cost $346,801) (C).............................  $387,438
            Other assets and liabilities......................  $(26,282)
                                                                --------
            Total net assets..................................  $361,156
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.85% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007 rounds to zero.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $346,954 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $41,755
      Unrealized depreciation.........................   (1,271)
                                                        -------
      Net unrealized appreciation.....................  $40,484
                                                        =======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                  SECURITY           COUPON       EXPIRATION
                                    TYPE              RATE           DATE
                                  --------        -------------   ----------
      Bank of America
       Securities TriParty
       Joint Repurchase
       Agreement                           FNMA           5.00%        2035
      BNP -- Paribas
       TriParty Joint
       Repurchase Agreement               FHLMC   4.50% - 5.00%   2020-2035
                                           FNMA   4.50% - 6.50%   2034-2036
      Deutsche Bank
       Securities Joint
       Repurchase Agreement  U.S. Treasury Note          3.375%        2029
      Deutsche Bank
       Securities TriParty
       Joint Repurchase
       Agreement                          FHLMC   4.50% - 6.50%   2020-2035
                                           GNMA   5.00% - 6.00%   2020-2033
      UBS Securities
       TriParty Joint
       Repurchase Agreement               FHLMC   4.50% - 6.50%   2018-2036
                                           FNMA   4.50% - 7.00%   2018-2046

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 8.9%
    145     Alcoa, Inc. ......................................  $  4,696
     75     Arch Coal, Inc. ..................................     2,238
     55     Celanese Corp. ...................................     1,441
      9     Century Aluminum Co. (D)..........................       397
    134     Chemtura Corp. ...................................     1,548
     28     Cytec Industries, Inc. ...........................     1,636
     25     E.I. DuPont de Nemours & Co. .....................     1,249
      7     FMC Corp. ........................................       568
      3     Martin Marietta Materials, Inc. ..................       362
     30     Mueller Water Products, Inc. Class B (D)..........       404
    106     Owens-Illinois, Inc. (D)..........................     2,348
    101     Smurfit-Stone Container Corp. (D).................     1,091
     33     Temple-Inland, Inc. ..............................     1,663
                                                                --------
                                                                  19,641
                                                                --------
            CAPITAL GOODS -- 5.7%
     17     Alliant Techsystems, Inc. (D).....................     1,393
     23     Deere & Co. ......................................     2,306
    115     Goodrich Corp. ...................................     5,652
     30     Kennametal, Inc. .................................     1,842
     31     Varian Semiconductor Equipment Associates, Inc.
              (D).............................................     1,286
                                                                --------
                                                                  12,479
                                                                --------
            CONSUMER CYCLICAL -- 8.5%
    113     American Axle & Manufacturing Holdings, Inc. .....     2,356
     72     Circuit City Stores, Inc. ........................     1,465
    215     Foot Locker, Inc. ................................     4,816
     62     Home Depot, Inc. .................................     2,510
     30     Lear Corp. (G)(D).................................     1,002
    132     Ruby Tuesday, Inc. ...............................     3,777
     85     TRW Automotive Holdings Corp. (D).................     2,215
     18     Walter Industries.................................       507
                                                                --------
                                                                  18,648
                                                                --------
            CONSUMER STAPLES -- 3.4%
     80     Avon Products, Inc. ..............................     2,762
  2,468     Marine Harvest (D)(A)(G)..........................     2,662
     78     Unilever N.V. NY Shares...........................     2,090
                                                                --------
                                                                   7,514
                                                                --------
            ENERGY -- 8.9%
    217     Brasil EcoDiesel Industria........................     1,227
     43     Exxon Mobil Corp. ................................     3,157
     24     GlobalSantaFe Corp. ..............................     1,375
     28     Noble Corp. ......................................     2,099
     43     Noble Energy, Inc. ...............................     2,281
     36     Petro-Canada......................................     1,381
    147     Talisman Energy, Inc. ............................     2,595
     66     Total S.A. ADR....................................     4,508
     35     UGI Corp. ........................................       970
                                                                --------
                                                                  19,593
                                                                --------
            FINANCE -- 28.4%
    108     ACE Ltd. .........................................     6,217
     48     Aetna, Inc. ......................................     2,003
     21     AMBAC Financial Group, Inc. ......................     1,841

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     37     American International Group, Inc. ...............  $  2,546
    193     Apollo Investment Corp. (D).......................     4,295
    198     Bank of America Corp. ............................    10,423
     84     Capital One Financial Corp. ......................     6,713
     23     CIT Group, Inc. ..................................     1,380
    148     E*Trade Financial Corp. (D).......................     3,613
     30     Everest Re Group Ltd. ............................     2,761
    142     Genesis Lease Ltd. (D)............................     3,673
     90     KKR Financial Corp. ..............................     2,427
     63     Platinum Underwriters Holdings Ltd. ..............     1,892
    156     Royal Bank of Scotland Group plc (A)..............     6,270
     71     UBS AG............................................     4,474
     88     UnumProvident Corp. ..............................     1,945
                                                                --------
                                                                  62,473
                                                                --------
            HEALTH CARE -- 7.7%
     45     Alkermes, Inc. (D)................................       670
     19     Astellas Pharma, Inc. (A).........................       811
     43     Bristol-Myers Squibb Co. .........................     1,224
     44     Cooper Companies, Inc. ...........................     2,118
    265     Impax Laboratories, Inc. (D)......................     2,711
     40     Sanofi-Aventis S.A. (A)...........................     3,506
     58     Sanofi-Aventis S.A. ADR...........................     2,543
     69     Wyeth.............................................     3,414
                                                                --------
                                                                  16,997
                                                                --------
            SERVICES -- 6.2%
     19     Apollo Group, Inc. Class A (D)....................       803
     95     Avis Budget Group, Inc. ..........................     2,416
     91     Comcast Corp. Special Class A (D).................     3,946
     58     Entercom Communications Corp. ....................     1,638
      2     Liberty Global, Inc. Class C (D)..................        56
     42     R.H. Donnelley Corp. (G)..........................     2,790
    177     Unisys Corp. (D)..................................     1,527
     12     Viacom, Inc. Class B (D)..........................       505
                                                                --------
                                                                  13,681
                                                                --------
            TECHNOLOGY -- 16.8%
     72     Arrow Electronics, Inc. (D).......................     2,545
    257     Cinram International Income Fund..................     4,955
    229     Cisco Systems, Inc. (D)...........................     6,094
      7     Embarq Corp. .....................................       387
     47     Fairchild Semiconductor International, Inc. (D)...       835
    182     Flextronics International Ltd. (D)................     2,114
    108     Microsoft Corp. ..................................     3,330
     51     NCR Corp. (D).....................................     2,417
    130     Powerwave Technologies, Inc. (D)..................       762
     43     QLogic Corp. (D)..................................       781
     42     Seagate Technology................................     1,124
    116     Sprint Nextel Corp. ..............................     2,060
    120     Symantec Corp. (D)................................     2,129
     37     Tektronix, Inc. ..................................     1,040
     81     Telefonaktiebolaget LM Ericsson ADR...............     3,219
     38     Texas Instruments, Inc. ..........................     1,198
     49     Verizon Communications, Inc. .....................     1,877
                                                                --------
                                                                  36,867
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 4.4%
    140     UAL Corp. (D).....................................  $  6,026
     64     US Airways Group, Inc. (D)(J).....................     3,579
                                                                --------
                                                                   9,605
                                                                --------
            Total common stock
              (cost $186,597).................................  $217,498
                                                                ========

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 2.5%
            REPURCHASE AGREEMENTS @ -- 0.6%
    276     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.27%, 02/01/2007...............................  $    276
    382     BNP-Paribas TriParty Joint Repurchase Agreement,
              5.27%, 02/01/2007...............................       382
     12     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................        12
    193     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       193
    454     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.27%, 02/01/2007...............................       454
                                                                --------
                                                                   1,317
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY LENDING -- 1.9%
  4,193     BNY Institutional Cash Reserve Fund...............  $  4,193
                                                                --------
            Total short-term investments
              (cost $5,510)...................................  $  5,510
                                                                --------
            Total investments in securities
              (cost $192,107) (C).............................  $223,008
                                                                --------
            Other assets and liabilities......................  $ (3,175)
                                                                --------
            Total net assets..................................  $219,833
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.98% of total net assets at January 31, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at January 31, 2007, was $13,249, which represents 6.03% of total net assets.

  (C)At January 31, 2007, the cost of securities for federal income tax purposes was $192,485 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $31,903
      Unrealized depreciation.........................   (1,380)
                                                        -------
      Net unrealized appreciation.....................  $30,523
                                                        =======

 (G) Security is partially on loan at January 31, 2007.

 (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At January 31, 2007, the market value of these securities was $3,579, which represents 1.63% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                           EXPIRATION
                                   SECURITY TYPE         COUPON RATE          DATE
                                 ------------------    ---------------    ------------
      Bank of America
        Securities TriParty
        Joint Repurchase
        Agreement..............  FNMA                           5.00%            2035
      BNP-Paribas TriParty
        Joint Repurchase
        Agreement..............  FHLMC                  4.50% - 5.00%     2020 - 2035
                                 FNMA                   4.50% - 6.50%     2034 - 2036
      Deutsche Bank Securities
        Joint Repurchase
        Agreement..............  U.S. Treasury Note            3.375%            2029
      Deutsche Bank Securities
        TriParty Joint
        Repurchase Agreement...  FHLMC                  4.50% - 6.50%     2020 - 2035
                                 GNMA                   5.00% - 6.00%     2032 - 2033
      UBS Securities TriParty
        Joint Repurchase
        Agreement..............  FHLMC                  4.50% - 6.50%     2018 - 2036
                                 FNMA                   4.50% - 7.00%     2018 - 2046

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       THE HARTFORD MUTUAL FUNDS II, INC.


Date:  March 23, 2007                  By: /s/ David M. Znamierowski
                                           -------------------------------------
                                           David M. Znamierowski
                                           Its: President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  March 23, 2007                  By: /s/ David M. Znamierowski
                                           -------------------------------------
                                           David M. Znamierowski
                                           Its: President


Date:  March 23, 2007                  By: /s/ Tamara L. Fagely
                                           -------------------------------------
                                           Tamara L. Fagely
                                           Its: Vice President, Controller and
                                                Treasurer

                                  EXHIBIT LIST


99.CERT     10(a) Certifications

                  (i) Section 302 certification of principal executive officer

                  (ii) Section 302 certification of principal financial officer